UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number:	811-07972

Exact name of registrant as specified in charter:	Delaware Group® Adviser Funds

Address of principal executive offices:	2005 Market Street
Philadelphia, PA 19103

Name and address of agent for service:	David F. Connor, Esq.
2005 Market Street
Philadelphia, PA 19103

Registrant’s telephone number, including area code:	(800) 523-1918

Date of fiscal year end:	October 31

Date of reporting period:	October 31, 2013

Item 1. Reports to Stockholders

Annual report Delaware Diversified Income Fund October 31, 2013 Fixed income mutual fund

Carefully consider the Fund’s investment objectives, risk factors, charges, and expenses before investing. This and other information can be found in the Fund’s prospectus and its summary prospectus, which may be obtained by visiting delawareinvestments.com or calling 800 523-1918. Investors should read the prospectus and the summary prospectus carefully before investing.

You can obtain shareholder reports and prospectuses online instead of in the mail. Visit delawareinvestments.com/edelivery.

Experience Delaware Investments

Delaware Investments is committed to the pursuit of consistently superior asset management and unparalleled client service. We believe in our investment processes, which seek to deliver consistent results, and in convenient services that help add value for our clients.

If you are interested in learning more about creating an investment plan, contact your financial advisor.

You can learn more about Delaware Investments or obtain a prospectus for Delaware Diversified Income Fund at delawareinvestments.com.

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Delaware Management Holdings, Inc. and its subsidiaries (collectively known by the marketing name of Delaware Investments) are wholly owned subsidiaries of Macquarie Group Limited, a global provider of banking, financial, advisory, investment and funds management services.

Investments in Delaware Diversified Income Fund are not and will not be deposits with or liabilities of Macquarie Bank Limited ABN 46 008 583 542 and its holding companies, including their subsidiaries or related companies (Macquarie Group), and are subject to investment risk, including possible delays in repayment and loss of income and capital invested. No Macquarie Group company guarantees or will guarantee the performance of the Fund, the repayment of capital from the Fund, or any particular rate of return.

Portfolio management review	1
Performance summary	4
Disclosure of Fund expenses	8
Security type/sector allocation	10
Schedule of investments	12
Statement of assets and liabilities	62
Statement of operations	64
Statements of changes in net assets	66
Financial highlights	68
Notes to financial statements	78
Report of independent registered
public accounting firm	96
Other Fund information	97
Board of trustees/directors and
officers addendum	102
About the organization	110

Unless otherwise noted, views expressed herein are current as of Oct. 31, 2013, and subject to change.

Funds are not FDIC insured and are not guaranteed. It is possible to lose the principal amount invested.

Mutual fund advisory services provided by Delaware Management Company, a series of Delaware Management Business Trust, which is a registered investment advisor. Delaware Investments, a member of Macquarie Group, refers to Delaware Management Holdings, Inc. and its subsidiaries, including the Fund’s distributor, Delaware Distributors, L.P. Macquarie Group refers to Macquarie Group Limited and its subsidiaries and affiliates worldwide.

© 2013 Delaware Management Holdings, Inc.

All third-party marks cited are the property of their respective owners.

Portfolio management review
Delaware Diversified Income Fund	November 12, 2013

Performance preview (for the year ended October 31, 2013)
Delaware Diversified Income Fund (Class A shares)	1-year return	-0.66%
Barclays U.S. Aggregate Index (benchmark)	1-year return	-1.08%
Past performance does not guarantee future results.
For complete, annualized performance for Delaware Diversified Income Fund, please see the table on page 4.
The performance of Class A shares excludes the applicable sales charge and reflects the reinvestment of all distributions.
Index performance returns do not reflect any management fees, transaction costs, or expenses. Indices are unmanaged and one cannot invest directly in an index.

Unless otherwise noted, performance data and market developments cited below are based on sources that include Barclays, Bloomberg, and Dow Jones.

Despite periodic outbreaks of monetary and fiscal uncertainty, many investors were generally willing to take on more risk than usual as a “risk-on” mentality generally prevailed throughout the Fund’s fiscal year ended Oct. 31, 2013. As a result, lower-rated sectors of the global fixed-income market — with the notable exception of emerging market bonds — strongly outperformed their higher-quality counterparts over the entirety of the Fund’s fiscal year. Intermediate- and longer-term Treasury debt in particular struggled to tread water, in our view, as a result of the perceived possibility that another financial crisis had been mitigated by central bank largess.

During the first half of the Fund’s fiscal year, government bond yields remained near their all-time lows, restrained by policy rates of essentially 0.0% and the U.S. Federal Reserve’s unprecedented pledge to keep these rates there until unemployment fell to 6.5%. Notably, the Fed even revealed a willingness to accept modestly higher inflation (up to 2.5%) on a temporary basis to further enable sustained healing in the labor market. Then in December, policymakers expanded the third round of so-called quantitative

The Fund’s fiscal year was characterized by the following:

  Lower-quality domestic bonds outperformed

  Yields moved higher even as the Fed remained accommodative

  Emerging market bonds were undermined by talk of Fed “tapering”

Portfolio management review
Delaware Diversified Income Fund

easing to include $85 billion of Treasury bond and mortgage-backed security (MBS) purchases each month.

Conditions changed abruptly in May 2013 when Fed Chairman Ben Bernanke revealed that the Fed might taper (or scale back) its bond-buying program by the end of 2013 and conclude it altogether by mid-2014. Taken by surprise, investors rushed to trade ahead of a potential Fed pullback, causing yields to climb higher by about 1.0% across most sectors. High yield, emerging markets, and longer-dated Treasurys were especially hit hard by the ensuing selloff.

In September, however, the Fed pulled another surprise by declining to initiate the tapering process. With the Fed on hold amid a data blackout caused by the government shutdown, yields pulled back and prices rallied modestly over the final two months of the fiscal year.

Fund performance

For the fiscal year ended Oct. 31, 2013, Delaware Diversified Income Fund (Class A shares) returned -0.66% at net asset value and -5.18% at maximum offer price (both returns assume reinvestment of all distributions). For the same period, the Barclays U.S. Aggregate Index returned -1.08%. Complete, annualized performance for Delaware Diversified Income Fund is shown in the table on page 4.

Early in the fiscal year, the Fund benefited from a significant overweight allocation to investment grade corporate bonds. Security selection contributed to relative performance, with the industrial, utility, and financial sectors each generating solid returns. Similarly, the Fund’s overweight to BBB-rated corporate issues — the lowest rung on the investment grade ladder — was also beneficial as credit spreads tightened. Our focus on intermediate- and longer-term maturities within the corporate sector was a positive factor as well.

Given many investors’ strong appetite for risk at the time, it came as no surprise that the Fund’s high yield securities generated strong positive absolute and relative returns, which were magnified by security selection, in late 2012. Positions in dollar-based and non-dollar emerging market bonds were also contributors to Fund performance.

As the calendar turned to 2013, many of the same underlying dynamics still held sway over fixed-income markets in the United States and abroad. Generally speaking, the Fund would have continued to benefit from its underweight to the Treasury sector, yet its focus on the intermediate- to longer-dated section of the Treasury curve hurt its performance as those maturities experienced the largest backup in rates.

As the higher-quality sectors continued to struggle, credit remained the strongest-performing area. In fact, high yield bonds represented the Fund’s strongest source of performance during the early months of 2013. Security selection among high yield bonds also was positive, as were the Fund’s investments in bank loans. The Fund’s overweight allocation to investment grade corporate bonds was a net positive as well. It was a far different story overseas, however, as Fund holdings in emerging market and non-dollar developed market bonds detracted from performance at this point in the fiscal period.

In May 2013, the Fed shocked the markets with its talk of scaling back. At this time, many of the prevailing relative strength trends were abruptly terminated, and traditional relationships became skewed. High-quality sectors, including Treasurys, actually outperformed despite hints of faster economic growth; given the Fund’s large underweight to the sector — and especially to that portion of the yield curve that experienced the biggest rise in yields — the Fund’s Treasury holdings were a significant detractor at this time.

As part of this sudden trend reversal, the Fund’s overweight to investment grade corporate bonds, which had previously boosted Fund performance, was a negative factor during this period, as expanding spreads exacerbated the effect of rising yields. On the plus side, however, security selection within the domestic high yield sector continued to contribute to absolute and relative returns. Poor performance among the Fund’s holdings in emerging market and developed market bonds, however, offset this gain once again.

The Fed’s surprise decision in September 2013 to delay tapering caused yet another sharp reversal in relative strength patterns during the final months of the Fund’s fiscal year. With the Fed standing pat, once again risk was “back on,” causing positive relative performance from the Fund’s positions in investment grade and high yield corporate bonds. In each case, security selection was a contributor. The Fund’s holdings in emerging market and non-dollar developed-market debt also posted positive relative returns, although our underweight to the Treasury sector became a detractor when government bond yields drifted lower over the final weeks of the fiscal period.

As the fiscal year drew to a close, the Fund’s use of hedging derivatives had been significantly reduced, and they had an immaterial effect on Fund performance during the fiscal year. The Fund maintained its long-held overweight allocation to investment grade and high yield U.S. corporate bonds, emerging markets, and bank loans. From a credit perspective, we continued to emphasize AAA- and BBB-rated bonds at the expense of AA and A-rated securities. As of the end of the fiscal year, about 25% of Fund assets also were invested in bonds rated below investment grade.

Performance summary
Delaware Diversified Income Fund	October 31, 2013

The performance data quoted represent past performance; past performance does not guarantee future results. Investment return and principal value will fluctuate so your shares, when redeemed, may be worth more or less than their original cost. Please obtain the performance data current for the most recent month end by calling 800 523-1918 or visiting our website at delawareinvestments.com/performance. Current performance may be lower or higher than the performance data quoted.

Fund and benchmark performance[1,2]	Average annual total returns through October 31, 2013
	1 year	5 years	10 years
Class A (Est. Dec. 29, 1997)
Excluding sales charge	-0.66%	+9.67%	+6.59%
Including sales charge	-5.18%	+8.66%	+6.11%
Class B (Est. Oct. 28, 2002)
Excluding sales charge	-1.52%	+8.84%	+5.93%
Including sales charge	-5.31%	+8.63%	+5.93%
Class C (Est. Oct. 28, 2002)
Excluding sales charge	-1.51%	+8.83%	+5.79%
Including sales charge	-2.46%	+8.83%	+5.79%
Class R (Est. June 2, 2003)
Excluding sales charge	-1.02%	+9.38%	+6.30%
Including sales charge	-1.02%	+9.38%	+6.30%
Institutional Class (Est. Oct. 28, 2002)
Excluding sales charge	-0.52%	+9.92%	+6.84%
Including sales charge	-0.52%	+9.92%	+6.84%
Barclays U.S. Aggregate Index	-1.08%	+6.09%	+4.78%

1 Returns reflect the reinvestment of all distributions and are presented both with and without the applicable sales charges described below. Returns do not reflect the deduction of taxes the shareholder would pay on Fund distributions or redemptions of Fund shares.

Expense limitations were in effect for certain classes during some or all of the periods shown in the “Fund performance” chart. Expenses for each class are listed on the “Fund expense ratios” table on page 6. Performance would have been lower had expense limitations not been in effect.

Class A shares are sold with a maximum front-end sales charge of 4.50%, and have an annual distribution and service fee of 0.25% of average daily net assets. Prior to Oct. 1, 2013, Class A shares had an annual distribution and service fee of 0.30% of average daily net assets. This fee was contractually limited to 0.25% during the period Nov. 1, 2012 until Oct. 1, 2013. Performance for Class A shares, excluding sales charges, assumes that no front-end sales charge applied.

Class B shares may be purchased only through dividend reinvestment and certain permitted exchanges as described in the prospectus. Class B shares have a contingent deferred sales charge that declines from 4.00% to zero depending on the period of time the shares are held. They are also subject to an annual distribution and service fee of 1.00% of average daily net assets. Class B shares will automatically convert to Class A shares on a quarterly basis approximately eight years after purchase. Ten-year performance figures for Class B shares reflect conversion to Class A shares after approximately eight years.

Class C shares are sold with a contingent deferred sales charge of 1.00% if redeemed during the first 12 months. They are also subject to an annual distribution and service fee of 1.00% of average daily net assets.

Performance for Class B and C shares, excluding sales charges, assumes either that contingent deferred sales charges did not apply or that the investment was not redeemed.

Class R shares are available only for certain retirement plan products. They are sold without a sales charge and have an annual distribution and service fee of 0.50% of average daily net assets. Prior to Oct. 1, 2013, Class R shares had an annual distribution and service fee of 0.60% of average daily net assets. This fee was contractually limited to 0.50% during the period from Nov. 1, 2012 until Oct. 1, 2013.

Institutional Class shares are available without sales or asset-based distribution charges only to certain eligible institutional accounts.

The “Fund performance” table and the “Performance of a $10,000 investment” graph do not reflect the deduction of taxes the shareholder would pay on Fund distributions or redemptions of Fund shares.

Fixed income securities and bond funds can lose value, and investors can lose principal, as interest rates rise. They also may be affected by economic conditions that hinder an issuer’s ability to make interest and principal payments on its debt.

The Fund may also be subject to prepayment risk, the risk that the principal of a fixed income security that is held by the Fund may be prepaid prior to maturity, potentially forcing the Fund to reinvest that money at a lower interest rate.

High yielding, noninvestment grade bonds (junk bonds) involve higher risk than investment grade bonds. The high yield secondary market is particularly susceptible to liquidity problems when institutional investors, such as mutual funds and certain other financial institutions, temporarily stop buying bonds for regulatory, financial, or other reasons. In addition, a less liquid secondary market makes it more difficult for the Fund to obtain precise valuations of the high yield securities in its portfolio.

International investments entail risks not ordinarily associated with U.S. investments including fluctuation in currency values, differences in accounting principles, or economic or political instability in other nations.

Investing in emerging markets can be riskier than investing in established foreign markets due to increased volatility and lower trading volume.

Performance summary
Delaware Diversified Income Fund

Diversification may not protect against market risk.

If and when the Fund invests in forward foreign currency contracts or use other investments to hedge against currency risks, the Fund will be subject to special risks, including counterparty risk.

The Fund may invest in derivatives, which may involve additional expenses and are subject to risk, including the risk that an underlying security or securities index moves in the opposite direction from what the portfolio manager anticipated. A derivative transaction depends upon the counterparties’ ability to fulfill their contractual obligations.

2 The Fund’s expense ratios, as described in the most recent prospectus, are disclosed in the following “Fund expense ratios” table.

Fund expense ratios	Class A	Class B	Class C	Class R	Institutional Class
Total annual operating expenses	0.90%	1.65%	1.65%	1.15%	0.65%
(without fee waivers)
Net expenses	0.90%	1.65%	1.65%	1.15%	0.65%
(including fee waivers, if any)
Type of waiver	n/a	n/a	n/a	n/a	n/a

Performance of a $10,000 investment1
Average annual total returns from Oct. 31, 2003, through Oct. 31, 2013

For period beginning Oct. 31, 2003, through Oct. 31, 2013	Starting value	Ending value
Delaware Diversified Income Fund — Class A Shares	$9,550	$18,065
Barclays U.S. Aggregate Index	$10,000	$15,944

1 The “Performance of a $10,000 investment” graph assumes $10,000 invested in Class A shares of the Fund on Oct. 31, 2003, and includes the effect of a 4.50% front-end sales charge and the reinvestment of all distributions. The graph does not reflect the deduction of taxes the shareholders would pay on Fund distributions or redemptions of Fund shares. Expense limitations were in effect for some or all of the periods shown. Performance would have been lower had expense limitations not been in effect. Expenses are listed in the “Fund expense ratios” table on page 6. Please note additional details on pages 4 through 7.

The chart also assumes $10,000 invested in the Barclays U.S. Aggregate Index as of Oct. 31, 2003. The Barclays U.S. Aggregate Index is a broad composite that tracks the investment grade domestic bond market. Index performance returns do not reflect any management fees, transaction costs, or expenses. Indices are unmanaged and one cannot invest directly in an index. Past performance is not a guarantee of future results. Performance of other Fund classes will vary due to different charges and expenses.

	Nasdaq symbols	CUSIPs
Class A	DPDFX	246248744
Class B	DPBFX	246248611
Class C	DPCFX	246248595
Class R	DPRFX	246248553
Institutional Class	DPFFX	246248587

Disclosure of Fund expenses
For the six-month period from May 1, 2013 to October 31, 2013 (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period from May 1, 2013 to October 31, 2013.

Actual expenses

The first section of the table shown, “Actual Fund return,” provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second section of the table shown, “Hypothetical 5% return,” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The Fund’s expenses shown in the table reflect fee waivers in effect. The expenses shown in the table assume reinvestment of all dividends and distributions.

Delaware Diversified Income Fund
Expense analysis of an investment of $1,000

	Beginning	Ending		Expenses
	Account Value	Account Value	Annualized	Paid During Period
	5/1/13	10/31/13	Expense Ratio	5/1/13 to 10/31/13*
Actual Fund return†
Class A	$1,000.00	$972.40	0.90%	$4.47
Class B	1,000.00	967.60	1.65%	8.18
Class C	1,000.00	967.60	1.65%	8.18
Class R	1,000.00	970.00	1.15%	5.71
Institutional Class	1,000.00	972.50	0.65%	3.23
Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,020.67	0.90%	$4.58
Class B	1,000.00	1,016.89	1.65%	8.39
Class C	1,000.00	1,016.89	1.65%	8.39
Class R	1,000.00	1,019.41	1.15%	5.85
Institutional Class	1,000.00	1,021.93	0.65%	3.31

*“Expenses Paid During Period” are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).
†Because actual returns reflect only the most recent six-month period, the returns shown may differ significantly from fiscal year returns.

Security type/sector allocation
Delaware Diversified Income Fund	As of October 31, 2013 (Unaudited)

Sector designations may be different than the sector designations presented in other Fund materials. The sector designations may also represent the investment manager’s internal sector classifications, which may result in the sector designations for one fund being different than another fund’s sector designations.

Security type/sector	Percentage of net assets
Agency Asset-Backed Securities	0.01%
Agency Collateralized Mortgage Obligations	2.04%
Agency Mortgage-Backed Securities	16.91%
Commercial Mortgage-Backed Securities	3.72%
Convertible Bonds	2.83%
Corporate Bonds	54.93%
Automotive	0.51%
Banking	6.85%
Basic Industry	4.81%
Brokerage	0.47%
Capital Goods	1.69%
Communications	8.23%
Consumer Cyclical	2.98%
Consumer Non-Cyclical	3.53%
Electric	4.87%
Energy	5.10%
Finance Companies	2.27%
Healthcare	1.04%
Insurance	2.34%
Natural Gas	3.26%
Real Estate	1.89%
Services	0.95%
Technology	2.57%
Transportation	1.14%
Utilities	0.43%
Municipal Bonds	0.95%
Non-Agency Asset-Backed Securities	0.72%
Non-Agency Collateralized Mortgage Obligations	0.59%
Regional Bonds	0.76%
Senior Secured Loans	9.34%
Sovereign Bonds	3.70%
Supranational Banks	0.20%

Security type/sector	Percentage of net assets
U.S. Treasury Obligations	0.59%
Common Stock	0.02%
Convertible Preferred Stock	0.64%
Preferred Stock	0.66%
Short-Term Investments	12.68%
Securities Lending Collateral	2.64%
Total Value of Securities	113.93%
Obligation to Return Securities Lending Collateral	(2.64%)
Other Liabilities Net of Receivables and Other Assets	(11.29%)
Total Net Assets	100.00%

Schedule of investments
Delaware Diversified Income Fund	October 31, 2013

		Principal amount°		Value (U.S. $)
Agency Asset-Backed Securities – 0.01%
Fannie Mae Grantor Trust
	Series 2003-T4 2A5 5.407% 9/26/33	USD	905,347	$932,604
Fannie Mae Whole Loan
	Series 2001-W2 6.473% 10/25/31		1,558	1,649
•	Series 2002-W11 AV1 0.51% 11/25/32		9,452	8,610
Total Agency Asset-Backed Securities
(cost $878,719)				942,863

Agency Collateralized Mortgage Obligations – 2.04%
Fannie Mae Grantor Trust
•	Series 1999-T2 A1 7.50% 1/19/39		18,016	20,191
	Series 2002-T4 A3 7.50% 12/25/41		182,497	209,468
	Series 2002-T19 A1 6.50% 7/25/42		129,537	149,175
	Series 2004-T1 1A2 6.50% 1/25/44		61,346	70,905
Fannie Mae Interest Strip
	Series 265 2 9.00% 3/1/24		8,565	10,357
Fannie Mae REMICS
	Series 1990-92 C 7.00% 8/25/20		1,070	1,196
	Series 1996-46 ZA 7.50% 11/25/26		189,489	218,411
	Series 2001-50 BA 7.00% 10/25/41		93,269	107,977
	Series 2002-83 GH 5.00% 12/25/17		205,840	218,715
	Series 2002-90 A2 6.50% 11/25/42		244,442	280,603
	Series 2003-26 AT 5.00% 11/25/32		4,812,065	5,013,229
	Series 2003-38 MP 5.50% 5/25/23		2,947,333	3,263,614
	Series 2003-78 B 5.00% 8/25/23		18,970	20,968
	Series 2003-106 WE 4.50% 11/25/22		3,160,565	3,237,161
	Series 2005-110 MB 5.50% 9/25/35		1,502,269	1,625,820
	Series 2009-94 AC 5.00% 11/ 25/39		5,995,610	6,558,154
	Series 2010-41 PN 4.50% 4/25/40		7,623,413	8,291,415
	Series 2010-75 NA 4.00% 9/25/28		573,452	595,586
	Series 2010-96 DC 4.00% 9/25/25		14,795,000	15,767,238
	Series 2011-113 CP 5.00% 9/25/39		123,770	126,519
	Series 2012-19 HB 4.00% 1/25/42		128,854	133,923
✗•	Series 2012-122 SD 5.93% 11/25/42		11,676,214	2,900,032
✗•	Series 2012-124 SD 5.98% 11/25/42		19,253,437	4,611,749
✗	Series 2013-20 IH 3.00% 3/25/33		3,143,757	551,174
✗	Series 2013-23 IL 3.00% 3/25/33		3,116,060	477,781
✗	Series 2013-26 ID 3.00% 4/25/33		15,571,966	2,729,534
✗	Series 2013-31 MI 3.00% 4/25/33		5,351,540	938,023

			Principal amount°		Value (U.S. $)
Agency Collateralized Mortgage Obligations (continued)
	Fannie Mae REMICS (continued)
	✗	Series 2013-38 AI 3.00% 4/25/33	USD	15,861,363	$2,567,868
	✗	Series 2013-44 DI 3.00% 5/25/33		44,892,377	7,856,826
	Fannie Mae Whole Loan
	•	Series 2002-W1 2A 6.69% 2/25/42		18,681	22,222
	•	Series 2002-W6 2A 6.976% 6/25/42		37,080	43,660
	•	Series 2003-W1 2A 6.747% 12/25/42		18,773	22,121
		Series 2003-W10 1A4 4.505% 6/25/43		27,196	29,112
		Series 2003-W15 2A7 5.55% 8/25/43		13,453	14,460
		Series 2004-W11 1A2 6.50% 5/25/44		389,447	453,798
	Freddie Mac REMICs
		Series 1730 Z 7.00% 5/15/24		225,598	258,813
		Series 2326 ZQ 6.50% 6/15/31		649,566	728,765
		Series 2557 WE 5.00% 1/15/18		2,444,683	2,598,756
		Series 2621 QH 5.00% 5/15/33		34,197	37,082
		Series 2622 PE 4.50% 5/15/18		3,726,169	3,935,904
		Series 2624 QH 5.00% 6/15/33		35,923	38,903
		Series 2717 MH 4.50% 12/15/18		65,258	69,267
		Series 2762 LG 5.00% 9/15/32		1,419,388	1,435,477
		Series 2809 DC 4.50% 6/15/19		1,299,055	1,375,496
		Series 3123 HT 5.00% 3/15/26		45,408	50,061
		Series 3150 EQ 5.00% 5/15/26		45,000	49,754
		Series 3173 PE 6.00% 4/15/35		209,682	213,028
		Series 3416 GK 4.00% 7/15/22		84,624	86,717
		Series 3656 PM 5.00% 4/15/40		11,118,918	12,180,729
		Series 4065 DE 3.00% 6/15/32		1,626,000	1,599,272
	✗	Series 4122 LI 3.00% 10/15/27		1,172,874	161,613
	✗•	Series 4148 SA 5.926% 12/15/42		19,124,015	4,532,030
	✗	Series 4185 LI 3.00% 3/15/33		11,619,236	2,042,544
	✗	Series 4191 CI 3.00% 4/15/33		4,540,759	712,880
	✗	Series 4217 HI 2.50% 6/15/28		1,747,312	213,320
•	Freddie Mac Strip Series 19 F 1.064% 6/1/28			5,402	5,235
t	Freddie Mac Structured Pass Through Securities
		Series T-42 A5 7.50% 2/25/42		107,544	126,878
		Series T-54 2A 6.50% 2/25/43		29,319	35,044
		Series T-58 2A 6.50% 9/25/43		645,341	740,931
	•	Series T-60 1A4C 4.852% 3/25/44		5,680	5,734
	GNMA Series 2010-113 KE 4.50% 9/20/40			20,392,264	22,283,768
	NCUA Guaranteed Notes
		Series 2010-C1 A2 2.90% 10/29/20		9,280,000	9,665,900

Schedule of investments
Delaware Diversified Income Fund

	Principal amount°		Value (U.S. $)
Agency Collateralized Mortgage Obligations (continued)
• Vendee Mortgage Trust
Series 2000-1 1A 6.512% 1/15/30	USD	7,333	$8,481
Total Agency Collateralized Mortgage
Obligations (cost $131,306,152)			134,331,367

Agency Mortgage-Backed Securities – 16.91%
Fannie Mae
4.50% 5/1/41		4,319,763	4,554,465
6.50% 8/1/17		85,856	94,979
7.00% 11/15/16		15,006	15,161
• Fannie Mae ARM
1.878% 7/1/33		72,022	76,495
2.005% 11/1/24		2,768	2,878
2.235% 9/1/38		486,982	515,566
2.239% 1/1/36		95,611	100,715
2.277% 10/1/33		83,061	85,121
2.287% 12/1/33		4,232	4,424
2.305% 8/1/34		7,779	8,233
2.397% 6/1/34		88,807	94,156
2.412% 6/1/37		9,420	10,087
2.418% 5/1/43		6,423,942	6,387,886
2.433% 8/1/36		34,998	37,450
2.439% 3/1/38		11,072	11,711
2.452% 4/1/36		1,012	1,084
2.484% 11/1/35		611,311	646,135
2.489% 7/1/36		66,863	72,205
2.491% 6/1/36		130,815	141,281
2.517% 4/1/37		1,338,822	1,426,798
2.527% 6/1/34		1,617	1,709
2.527% 7/1/36		2,303	2,499
2.546% 6/1/43		1,447,638	1,449,086
2.551% 4/1/36		442,915	469,862
2.568% 11/1/35		124,208	131,473
2.597% 4/1/36		288,277	304,937
2.715% 11/1/32		505	538
3.293% 9/9/93		5,478,568	5,656,795
4.996% 5/1/36		179,092	193,450
5.142% 8/1/35		77,886	83,546
5.306% 11/1/33		182,635	192,005
5.817% 8/1/37		551,116	593,881

	Principal amount°		Value (U.S. $)
Agency Mortgage-Backed Securities (continued)
Fannie Mae Relocation 15 yr 4.00% 9/1/20	USD	179,318	$186,716
Fannie Mae Relocation 30 yr
4.00% 3/1/35		4,688	4,882
5.00% 9/1/33		193,341	208,069
5.00% 11/1/33		81,963	88,200
5.00% 1/1/34		7,533	8,115
5.00% 11/1/34		48,496	52,231
5.00% 4/1/35		134,392	144,736
5.00% 10/1/35		126,953	136,600
5.00% 1/1/36		163,316	175,796
Fannie Mae S.F. 10 yr 6.00% 9/1/17		7,200	7,679
Fannie Mae S.F. 15 yr
2.50% 7/1/27		876,626	887,133
2.50% 9/1/27		3,369,421	3,407,871
2.50% 10/1/27		972,567	983,666
2.50% 11/1/27		290,464	293,952
2.50% 2/1/28		12,088,948	12,234,151
2.50% 4/1/28		92,265	93,318
2.50% 5/1/28		2,260,781	2,286,580
3.00%3/1/27		6,909,795	7,184,111
3.00% 6/1/27		92,615	96,306
3.00% 8/1/27		3,384,355	3,519,354
3.00% 11/1/27		1,540,163	1,602,038
3.00% 4/1/28		33,085	34,426
3.00% 5/1/28		1,450,387	1,509,176
3.50% 7/1/26		5,846,945	6,179,704
3.50% 3/1/27		189,997	200,782
4.00% 11/1/25		15,803,568	16,915,262
4.50% 4/1/18		5,645	6,000
4.50% 3/1/19		99,498	105,740
4.50% 7/1/20		72,580	77,153
5.00% 6/1/19		62,379	66,197
5.00% 9/1/20		5,396	5,788
5.00% 5/1/21		487,894	520,735
5.50% 3/1/18		562	596
5.50% 11/1/18		10,612	11,260
5.50% 5/1/19		81,304	86,244
5.50% 4/1/23		111,695	121,622
5.50% 6/1/23		73,872	80,424
6.00% 12/1/16		16,349	17,226

Schedule of investments
Delaware Diversified Income Fund

	Principal amount°		Value (U.S. $)
Agency Mortgage-Backed Securities (continued)
Fannie Mae S.F. 15 yr (continued)
6.00% 8/1/17	USD	36,686	$38,642
6.00% 12/1/17		494	521
6.00% 9/1/19		181,346	194,069
6.00% 3/1/21		1,410	1,541
6.00% 9/1/21		3,161,206	3,513,417
6.00% 2/1/22		71,953	78,482
6.00% 8/1/22		47,424	52,055
6.00% 2/1/23		5,787	6,335
Fannie Mae S.F. 15 yr TBA
2.50% 11/1/28		112,900,000	114,029,000
3.00% 1/1/27		128,484,000	132,780,197
3.00% 12/1/27		1,076,000	1,114,669
3.50% 1/1/26		87,515,000	91,924,942
Fannie Mae S.F. 20 yr
4.50% 9/1/23		1,005,698	1,075,888
5.00% 11/1/23		431,702	468,904
5.00% 12/1/23		194,932	211,686
5.50% 2/1/24		43,168	47,028
5.50% 12/1/24		384,933	419,525
5.50% 11/1/25		131,745	145,319
5.50% 3/1/27		153,538	167,851
5.50% 3/1/28		164,791	180,383
5.50% 8/1/28		2,556,539	2,796,107
5.50% 12/1/29		721,019	788,711
Fannie Mae S.F. 30 yr
3.00% 10/1/42		2,440,858	2,410,651
3.00% 12/1/42		10,723,445	10,592,436
3.00% 7/1/43		9,145,148	9,043,447
3.50% 4/1/42		11,684	11,993
3.50% 7/1/42		742,271	761,993
3.50% 9/1/42		593,392	609,616
3.50% 1/1/43		813,008	834,591
3.50% 6/1/43		1,800,673	1,849,243
4.00% 11/1/40		2,265,496	2,388,424
4.00% 1/1/41		10,677,859	11,258,657
4.00% 7/1/41		419,672	442,625
4.00% 10/1/41		33,053	34,840
4.00% 12/1/41		12,622	13,307
4.00% 3/1/42		14,027,314	14,786,965

		Principal amount°	Value (U.S. $)
Agency Mortgage-Backed Securities (continued)
Fannie Mae S.F. 30 yr (continued)
4.00% 1/1/43	USD	4,897,581	$5,162,020
4.50% 7/1/36		1,758,539	1,882,235
4.50% 4/1/40		2,163,887	2,315,119
4.50% 11/1/40		5,292,132	5,669,803
4.50% 12/1/40		1,931,400	2,069,229
4.50% 2/1/41		2,523,743	2,704,732
4.50% 3/1/41		10,728,823	11,500,369
4.50% 4/1/41		110,014	118,023
4.50% 5/1/41		5,741,701	6,168,336
4.50% 8/1/41		3,651	3,914
4.50% 10/1/41		7,612,987	8,167,986
4.50% 11/1/41		5,752,566	6,167,249
4.50% 9/1/43		4,645,074	4,987,784
5.00% 4/1/33		151,203	164,842
5.00% 7/1/33		165,608	180,448
5.00% 11/1/33		173,488	189,063
5.00% 3/1/34		71,099	77,426
5.00% 4/1/34		319,161	349,211
5.00% 2/1/35		1,499,332	1,631,334
5.00% 5/1/35		37,086	40,284
5.00% 6/1/35		5,273	5,728
5.00% 7/1/35		111,530	121,241
5.00% 8/1/35		100,977	109,675
5.00% 9/1/35		413,255	450,259
5.00% 11/1/35		23,678	25,720
5.00% 8/1/36		8,917	9,685
5.00% 12/1/36		10,550	11,460
5.50% 3/1/34		259,736	283,641
5.50% 1/1/35		9,268	10,114
5.50% 4/1/35		3,194	3,512
5.50% 8/1/35		270,799	296,105
5.50% 9/1/35		4,189	4,570
5.50% 12/1/35		226,374	247,306
5.50% 1/1/36		8,044	8,773
5.50% 3/1/36		62,132	67,766
5.50% 4/1/36		75,233	82,039
5.50% 5/1/36		188,249	205,387
5.50% 9/1/36		205,939	224,849
5.50% 11/1/36		33,721	36,780

Schedule of investments
Delaware Diversified Income Fund

	Principal amount°		Value (U.S. $)
Agency Mortgage-Backed Securities (continued)
Fannie Mae S.F. 30 yr (continued)
5.50% 12/1/36	USD	178,780	$194,667
5.50% 1/1/37		202,468	221,175
5.50% 8/1/37		295,101	321,988
6.00% 11/1/34		10,618	11,769
6.00% 12/1/34		429,842	476,430
6.00% 6/1/35		3,404	3,722
6.00% 7/1/35		4,879	5,415
6.00% 9/1/35		112,967	125,112
6.00% 10/1/35		73,665	81,638
6.00% 11/11/35		34,714	38,473
6.00% 12/1/35		821,474	910,168
6.00% 7/1/36		35,510	39,093
6.00% 8/1/36		408,961	448,904
6.00% 9/1/36		262,807	288,455
6.00% 3/1/37		34,532	37,817
6.00% 8/1/37		134,211	148,748
6.00% 1/1/38		202,500	221,964
6.00% 5/1/38		832	909
6.00% 6/1/38		267,266	300,114
6.00% 10/1/38		9,788	10,763
6.00% 12/1/38		14,753	16,178
6.00% 9/1/39		1,736	1,898
6.00% 3/1/40		3,334	3,645
6.50% 2/1/36		1,788,659	2,004,591
6.50% 3/1/36		82,337	91,052
6.50% 8/1/36		112,289	130,604
6.50% 11/1/36		609,730	673,244
6.50% 3/1/37		13,752	15,175
6.50% 8/1/37		121,367	133,927
6.50% 9/1/37		1,456,397	1,621,736
6.50% 1/1/38		2,404	2,653
6.50% 10/1/38		63,816	70,847
7.00% 8/1/32		71,900	81,779
7.00% 9/1/32		67,967	77,089
7.00% 2/1/36		16,159	17,797
7.00% 4/1/37		13,356	14,841
7.00% 12/1/37		10,518	12,001
7.50% 1/1/31		1,571	1,904
7.50% 3/1/32		25,905	31,592
7.50% 4/1/32		25,113	29,241

		Principal amount°		Value (U.S. $)
Agency Mortgage-Backed Securities (continued)
	Fannie Mae S.F. 30 yr (continued)
	7.50% 6/1/34	USD	26,464	$30,780
	7.50% 10/1/34		19,101	22,193
	Fannie Mae S.F. 30 yr TBA
	3.00% 11/1/43		146,521,000	144,575,026
	3.50% 1/1/42		153,251,000	156,292,083
	4.00% 1/1/41		100,485,000	105,210,940
	4.50% 1/1/40		43,829,000	46,677,889
	4.50% 12/1/40		16,195,000	17,295,755
	Freddie Mac
	7.00% 2/25/14		11	11
•	Freddie Mac ARM
	2.342% 12/1/33		265,704	277,453
	2.35% 4/1/33		2,140	2,152
	2.406% 8/1/37		8,576	9,105
	2.498% 7/1/36		342,837	365,708
	2.506% 4/1/34		22,136	23,401
	2.512% 5/1/35		255,034	269,895
	2.589% 2/1/37		690,461	743,509
	2.674% 10/1/36		65,223	69,613
	2.676% 12/1/33		53,151	56,376
	2.703% 3/1/36		95,220	102,215
	6.022% 10/1/37		4,143	4,407
	6.18% 10/1/37		122,106	130,246
	Freddie Mac Relocation 15 yr 3.50% 10/1/18		51,745	53,548
	Freddie Mac Relocation 30 yr
	5.00% 9/1/33		204,190	220,110
	6.50% 10/1/30		707	781
	Freddie Mac S.F. 15 yr
	3.00% 12/1/26		179,536	186,220
	4.00% 11/1/26		2,495,598	2,637,456
	4.50% 5/1/20		1,100,567	1,164,535
	5.00% 6/1/18		398,256	422,475
	5.00% 4/1/20		516,369	547,749
	5.00% 7/1/23		113,748	122,993
	5.50% 7/1/14		227	238
	6.00% 4/1/17		6,380	6,770
	Freddie Mac S.F. 20 yr
	5.00% 10/1/23		71,543	77,135
	5.00% 3/1/24		601,320	648,329

Schedule of investments
Delaware Diversified Income Fund

		Principal amount°	Value (U.S. $)
Agency Mortgage-Backed Securities (continued)
Freddie Mac S.F. 20 yr (continued)
5.00% 9/1/25	USD	3,165,093	$3,454,966
5.00% 12/1/29		218,726	235,910
5.50% 1/1/23		12,290	13,297
Freddie Mac S.F. 30 yr
3.00% 10/1/42		4,758,419	4,679,118
3.00% 11/1/42		5,596,702	5,507,569
3.50% 11/1/41		261,247	267,414
3.50% 4/1/42		62,539	63,976
4.00% 11/1/40		4,287,241	4,497,524
4.00% 12/1/40		642,786	674,652
4.00% 2/1/41		203,032	213,106
4.00% 2/1/42		2,438,213	2,559,063
4.50% 7/1/39		1,263,867	1,348,258
4.50% 10/1/39		7,246,685	7,730,718
4.50% 1/1/41		8,066,509	8,493,257
4.50% 3/1/42		11,370,277	12,140,570
4.50% 10/1/43		2,147,822	2,293,355
5.00% 3/1/34		124,718	135,142
5.00% 4/1/35		41,280	44,691
5.00% 6/1/36		26,796	28,904
5.50% 2/1/35		17,190	18,655
6.00% 12/1/33		16,377	18,118
6.00% 11/1/34		64,737	70,651
6.00% 2/1/36		2,908,162	3,201,573
6.00% 10/1/37		25,655	27,941
6.00% 6/1/38		14,659	15,965
6.00% 8/1/38		5,500,687	6,012,440
6.50% 10/1/32		1,938	2,211
6.50% 8/1/38		499,662	555,903
7.00% 11/1/33		227,711	261,183
Freddie Mac S.F. 30 yr TBA 5.50% 1/1/38		8,496,000	9,194,929
GNMA I S.F. 30 yr
7.00% 5/15/28		130,104	152,207
7.00% 12/15/34		2,643,553	3,097,774
7.50% 10/15/30		1,520	1,740
7.50% 2/15/32		443	538
9.50% 9/15/17		2,305	2,534
10.00% 7/15/17		2,366	2,379
Total Agency Mortgage-Backed Securities
(cost $1,108,586,133)			1,113,918,972

		Principal amount°		Value (U.S. $)
Commercial Mortgage-Backed Securities – 3.72%
•	Bear Stearns Commercial Mortgage Securities
	Series 2005-PW10 A4 5.405% 12/11/40	USD	7,786,000	$8,300,265
	Series 2005-T20 A4A 5.14% 10/12/42		3,000,000	3,202,872
	Series 2006-PW12 A4 5.711% 9/11/38		8,134,000	8,924,682
	Citigroup Commercial Mortgage Trust
	Series 2012-GC8 A4 3.024% 9/10/45		8,950,000	8,736,301
t	Commercial Mortgage Pass Through Certificates
	•Series 2005-C6 A5A 5.116% 6/10/44		4,470,000	4,734,485
	•Series 2013-CR8 A5 3.612% 6/10/46		4,030,000	4,068,507
	Series 2013-CR12 A4 4.046% 10/10/46		3,195,000	3,298,838
•	Credit Suisse Mortgage Capital Certificates
	Series 2006-C1 AAB 5.39% 2/15/39		235,477	240,060
#	DBUBS Mortgage Trust
	Series 2011-LC1A A3 144A 5.002% 11/10/46		20,074,000	22,596,800
#•	FREMF Mortgage Trust 144A
	Series 2011-K702 Mortgage Trust 4.77% 4/25/44		4,780,000	5,082,249
	Series 2012-K21 B 3.939% 7/25/45		7,041,000	6,596,692
•	General Electric Capital Commercial Mortgage
	Series 2005-C4 A4 5.31% 11/10/45		108,000	115,639
	Goldman Sachs Mortgage Securities II
	Series 2005-GG4 A4A 4.751% 7/10/39		28,499,000	29,738,535
	•Series 2006-GG6 A4 5.553% 4/10/38		8,405,000	9,103,506
	#Series 2010-C1 A2 144A 4.592% 8/10/43		9,975,000	11,007,542
	#•Series 2010-C1 C 144A 5.635% 8/10/43		4,640,000	5,118,477
•	Greenwich Capital Commercial Funding
	Series 2005-GG5 A5 5.224% 4/10/37		15,005,000	15,919,210
	JP Morgan Chase Commercial Mortgage
	Securities Trust
	•Series 2005-LDP5 A4 5.20% 12/15/44		10,685,000	11,447,460
	Series 2006-LDP8 5.44% 5/15/45		6,732,000	7,403,537
	Series 2011-C5 A3 4.171% 8/15/46		5,200,000	5,574,119
	Lehman Brothers-UBS Commercial Mortgage Trust
	Series 2004-C1 A4 4.568% 1/15/31		2,076,462	2,103,246
	•Series 2005-C3 4.895% 7/15/40		2,980,000	3,076,734
	Merrill Lynch Mortgage Trust
	Series 2005-CIP1 A2 4.96% 7/12/38		89,822	90,295
	Morgan Stanley Capital I
	Series 2005-HQ6 A4A 4.989% 8/13/42		4,695,000	4,941,084
	•Series 2005-HQ7 5.206% 11/14/42		13,733,000	13,559,525
	•Series 2007-T27 A4 5.647% 6/11/42		11,915,500	13,523,378

Schedule of investments
Delaware Diversified Income Fund

		Principal amount°		Value (U.S. $)
Commercial Mortgage-Backed Securities (continued)
#	Timberstar Trust 144A
	Series 2006-1A A 5.668% 10/15/36	USD	9,295,000	$10,222,529
	Series 2006-1A C 5.884% 10/15/36		4,500,000	4,881,528
#	VNO Mortgage Trust
	Series 2012-6AVE 144A 2.996% 11/15/30		10,355,000	9,862,630
	WF-RBS Commercial Mortgage Trust
	Series 2012-C9 A3 2.87% 11/15/45		6,440,000	6,175,966
	Series 2013-C11 A5 3.071% 3/15/45		5,740,000	5,572,392
Total Commercial Mortgage-Backed Securities
	(cost $244,611,976)			245,219,083

Convertible Bonds – 2.83%
	Advanced Micro Devices 6.00% exercise price
	$28.08, expiration date 4/30/15		4,343,000	4,533,006
#	Alaska Communications System Group 144A 6.25
	exercise price $10.28, expiration date 4/27/18		5,531,000	4,784,315
*	Alere 3.00% exercise price $43.98,
	expiration date 5/15/16		4,499,000	4,934,841
	Ares Capital 5.75% exercise price $19.13,
	expiration date 2/1/16		4,415,000	4,765,441
*Φ	ArvinMeritor 4.00% exercise price $26.73,
	expiration date 2/12/27		8,326,000	7,675,530
*	BGC Partners 4.50% exercise price $9.84,
	expiration date 7/13/16		4,053,000	4,187,256
*#	Blucora 144A 4.25% exercise price $21.66,
	expiration date 3/29/19		3,621,000	4,646,196
	Chesapeake Energy 2.25% exercise price $85.81,
	expiration date 12/15/38		1,000,000	946,875
#	Ciena 144A 3.75% exercise price $20.17,
	expiration date 10/14/18		3,494,000	4,987,685
	Dendreon 2.875% exercise price $51.24,
	expiration date 1/13/16		3,121,000	2,059,860
	Equinix 4.75% exercise price $84.32,
	expiration date 6/13/16		1,902,000	3,798,056
Φ	General Cable 4.50% exercise price $36.34,
	expiration date 11/15/29		5,104,000	5,939,780
	Gilead Sciences 1.625%
	exercise price $22.71, expiration date 5/1/16		2,165,000	6,785,933
*	Helix Energy Solutions Group 3.25%
	exercise price $25.02, expiration date 3/12/32		4,690,000	5,962,163

		Principal amount°		Value (U.S. $)
Convertible Bonds (continued)
*Φ	Hologic 2.00% exercise price $31.17,
	expiration date 2/27/42	USD	5,004,000	$5,244,818
	Iconix Brand Group 2.50% exercise price $30.75,
	expiration date 5/31/16		2,314,000	3,006,754
#	Illumina 144A 0.25% exercise price $83.55,
	expiration date 3/11/16		3,389,000	4,223,541
	Intel 3.25% exercise price $21.94,
	expiration date 8/1/39		3,090,000	4,047,915
	Jefferies Group 3.875% exercise price $45.62,
	expiration date 10/31/29		4,483,000	4,726,763
	L-3 Communications Holdings 3.00% exercise price
	$90.24, expiration date 8/1/35		4,301,000	4,930,021
#	Lexington Realty Trust 144A 6.00% exercise price
	$6.84, expiration date 1/11/30		2,233,000	3,877,046
#	Liberty Interactive 144A
	0.75% exercise price $1,000.00,
	expiration date 3/30/43		4,291,000	5,149,200
	1.00% exercise price $74.31, expiration date 9/28/34		2,536,000	2,613,665
	Linear Technology 3.00% exercise price $41.46,
	expiration date 4/30/27		3,520,000	3,777,400
	MGM Resorts International 4.25% exercise price
	$18.58, expiration date 4/10/15		3,838,000	4,711,145
	Mirant (Escrow) 2.50% exercise price $67.95,
	expiration date 6/15/21		695,000	0
	Mylan 3.75% exercise price $13.32,
	expiration date 9/15/15		1,576,000	4,534,940
	Nuance Communications 2.75% exercise price $32.30,
	expiration date 11/1/31		6,394,000	6,274,113
	NuVasive 2.75% exercise price $42.13,
	expiration date 6/30/17		7,757,000	8,474,522
#	Opko Health 144A 3.00% exercise price $7.07,
	expiration date 1/28/33		1,205,000	1,815,031
#	Owens-Brockway Glass Container 144A
	3.00% exercise price $47.47,
	expiration date 5/28/15		4,916,000	5,124,930
*	Peabody Energy 4.75% exercise price $57.95,
	expiration date 12/15/41		7,059,000	5,876,618
	PHH 4.00% exercise price $25.80,
	expiration date 8/27/14		5,080,000	5,591,175
	Rovi 2.625% exercise price $47.36,
	expiration date 2/10/40		3,407,000	3,470,881

Schedule of investments
Delaware Diversified Income Fund

			Principal amount°	Value (U.S. $)
Convertible Bonds (continued)
*#	Ryman Hospitality Properties 144A 3.75%
	exercise price $21.64, expiration date 9/29/14	USD	2,597,000	$4,487,941
*	SanDisk 1.50% exercise price $52.17,
	expiration date 8/11/17		4,224,000	6,214,560
	SBA Communications 4.00% exercise price $30.38,
	expiration date 9/29/14		1,031,000	2,974,435
*	TIBCO Software 2.25% exercise price $50.57,
	expiration date 4/30/32		5,915,000	6,022,209
	Titan Machinery 3.75% exercise price $43.17,
	expiration date 4/30/19		3,641,000	3,217,734
#	Vantage Drilling 144A 5.50% exercise price $2.39,
	expiration date 7/15/43		300,000	323,625
•	Vector Group 2.50% exercise price $17.62,
	expiration date 1/14/19		1,904,000	2,230,271
	VeriSign 3.25% exercise price $34.37,
	expiration date 8/15/37		2,581,000	4,303,818
#	WellPoint 144A 2.75% exercise price $75.31,
	expiration date 10/15/42		2,440,000	3,181,150
Total Convertible Bonds (cost $169,669,365)				186,433,158

Corporate Bonds – 54.93%
Automotive – 0.51%
	American Axle & Manufacturing
	6.25% 3/15/21		4,810,000	5,086,575
	7.75% 11/15/19		162,000	183,870
#	Chassix 144A 9.25% 8/1/18		825,000	888,938
*	Chrysler Group 8.25% 6/15/21		6,011,000	6,829,999
	Ford Motor 7.45% 7/16/31		9,269,000	11,598,179
#	International Automotive Components
	Group 144A 9.125% 6/1/18		89,000	92,115
#	LKQ 144A 4.75% 5/15/23		600,000	573,000
	Meritor 6.75% 6/15/21		2,195,000	2,227,925
	Tomkins 9.00% 10/1/18		1,290,000	1,419,000
#	TRW Automotive 144A 4.50% 3/1/21		4,570,000	4,684,250
				33,583,851
Banking – 6.85%
#	Banco BTG Pactual 144A 4.00% 1/16/20		6,865,000	6,257,448
#	Banco de Costa Rica 144A 5.25% 8/12/18		7,500,000	7,593,750
#	Banco do Brasil 144A 3.75% 7/25/18	EUR	8,610,000	12,158,732

		Principal amount°		Value (U.S. $)
Corporate Bonds (continued)
Banking (continued)
#	Banco Nacional de Costa Rica 144A
	4.875% 11/1/18	USD	4,305,000	$4,299,834
#	Banco Santander Mexico 144A 4.125% 11/9/22		9,165,000	8,786,944
	Bancolombia 5.95% 6/3/21		4,187,000	4,442,407
	Bank of America
	2.60% 1/15/19		12,635,000	12,735,738
	3.875% 3/22/17		7,660,000	8,219,103
#	Bank of Georgia JSC 144A 7.75% 7/5/17		5,055,000	5,348,822
*	Barclays Bank 7.625% 11/21/22		9,770,000	10,102,180
	BB&T
	3.95% 3/22/22		250,000	252,319
	5.25% 11/1/19		18,704,000	21,141,841
#	BBVA Banco Continental 144A 3.25% 4/8/18		6,875,000	6,926,563
#	BBVA Bancomer 144A 6.50% 3/10/21		5,365,000	5,834,438
	BBVA US Senior 4.664% 10/9/15		2,875,000	3,028,485
•	Branch Banking & Trust 0.574% 9/13/16		5,010,000	4,967,305
	Citigroup
	3.875% 10/25/23		9,325,000	9,345,366
	6.25% 6/29/17	NZD	5,901,000	5,067,845
*	City National 5.25% 9/15/20	USD	12,875,000	13,973,752
#	Credit Suisse 144A 6.50% 8/8/23		9,325,000	9,976,818
•	Fifth Third Bank 5.10% 12/31/49		9,360,000	8,447,400
•	Fifth Third Capital Trust IV 6.50% 4/15/37		10,756,000	10,661,885
	Goldman Sachs Group 3.375% 2/1/18	CAD	5,527,000	5,345,143
#•	HBOS Capital Funding 144A 6.071% 6/29/49	USD	10,276,000	10,276,000
#	ING Bank 144A 5.80% 9/25/23		12,455,000	13,086,966
	JPMorgan Chase
	2.92% 9/19/17	CAD	8,630,000	8,355,148
	4.25% 11/2/18	NZD	15,865,000	12,452,096
	5.625% 8/16/43	USD	7,740,000	7,994,453
	KeyBank 6.95% 2/1/28		17,740,000	21,499,531
	Morgan Stanley
	4.10% 5/22/23		13,470,000	13,036,683
	*7.375% 2/22/18	AUD	5,466,000	5,630,219
	*7.60% 8/8/17	NZD	9,768,000	8,625,739
•	National City Bank 0.628% 6/7/17	USD	9,875,000	9,734,745
	Northern Trust 3.95% 10/30/25		4,495,000	4,512,778
*•	PNC Financial Services Group 4.85% 5/29/49		7,960,000	7,283,400

Schedule of investments
Delaware Diversified Income Fund

		Principal amount°		Value (U.S. $)
Corporate Bonds (continued)
Banking (continued)
#•	PNC Preferred Funding Trust II 144A
	1.477% 3/31/49	USD	13,400,000	$11,658,000
	Regions Financial 2.00% 5/15/18		9,765,000	9,612,383
#	Russian Agricultural Bank 144A 5.10% 7/25/18		6,270,000	6,428,004
	Santander Holdings USA 3.45% 8/27/18		5,695,000	5,897,822
#	Santander UK 144A 5.00% 11/7/23		7,540,000	7,600,848
#	Sberbank of Russia 144A 4.95% 2/7/17		8,310,000	8,870,925
	State Street 3.10% 5/15/23		6,240,000	5,903,914
	SunTrust Banks 2.35% 11/1/18		8,820,000	8,866,102
	SVB Financial Group 5.375% 9/15/20		5,130,000	5,688,662
#	Turkiye Halk Bankasi 144A 3.875% 2/5/20		2,755,000	2,515,673
	U.S. Bank 4.95% 10/30/14		4,535,000	4,738,082
•	USB Capital IX 3.50% 10/29/49		27,182,000	21,473,779
#	Vnesheconombank 144A
	5.375% 2/13/17		5,650,000	6,049,455
	6.025% 7/5/22		3,585,000	3,826,988
•	Wachovia 0.614% 10/15/16		7,415,000	7,328,882
	Wells Fargo 5.375% 11/2/43		9,420,000	9,566,283
	Zions Bancorp
	4.50% 3/27/17		6,860,000	7,213,064
	4.50% 6/13/23		6,815,000	6,847,317
	7.75% 9/23/14		3,770,000	3,979,005
				451,467,064
Basic Industry – 4.81%
*	AK Steel 7.625% 5/15/20		3,259,000	2,933,100
#	Alpek 144A 4.50% 11/20/22		6,440,000	6,238,750
	ArcelorMittal
	6.125% 6/1/18		3,732,000	4,063,215
	10.35% 6/1/19		12,195,000	15,487,649
	BHP Billiton Finance USA 5.00% 9/30/43		4,150,000	4,280,028
#	Cemex Espana Luxembourg 144A 9.25% 5/12/20		9,240,000	10,117,800
	CF Industries
	6.875% 5/1/18		18,314,000	21,716,740
	7.125% 5/1/20		2,841,000	3,389,029
	Clearwater Paper 4.50% 2/1/23		3,990,000	3,670,800
*	Cliffs Natural Resources 6.25% 10/1/40		3,950,000	3,531,332
#	Codelco 144A 5.625% 10/18/43		4,935,000	4,970,967
	Dow Chemical 8.55% 5/15/19		33,051,000	42,826,824
#	Essar Steel Algoma 144A 9.375% 3/15/15		48,000	46,320

		Principal amount°		Value (U.S. $)
Corporate Bonds (continued)
Basic Industry (continued)
*#	FMG Resources August 2006 144A
	6.875% 2/1/18	USD	156,000	$165,945
	6.875% 4/1/22		4,558,000	4,865,665
	7.00% 11/1/15		3,887,000	4,040,051
	Georgia-Pacific 8.00% 1/15/24		17,166,000	22,348,380
*#	Gerdau Trade 144A 4.75% 4/15/23		9,635,000	9,032,813
#	Glencore Funding 144A 2.50% 1/15/19		13,040,000	12,566,021
	HD Supply
	#144A 7.50% 7/15/20		2,684,000	2,838,330
	11.00% 4/15/20		2,855,000	3,440,846
	Headwaters 7.625% 4/1/19		6,122,000	6,550,540
#	Inmet Mining 144A 8.75% 6/1/20		82,000	91,020
	International Paper
	6.00% 11/15/41		5,215,000	5,723,384
	7.50% 8/15/21		7,000,000	8,708,896
*#	JMC Steel Group 144A 8.25% 3/15/18		97,000	96,636
	LyondellBasell Industries 5.75% 4/15/24		4,000,000	4,589,680
#	Masonite International 144A 8.25% 4/15/21		103,000	113,815
#	MMC Finance 144A 5.55% 10/28/20		5,526,000	5,599,468
	Mohawk Industries 6.375% 1/15/16		2,349,000	2,588,149
#	New Gold 144A 6.25% 11/15/22		232,000	229,680
	Norcraft 10.50% 12/15/15		3,465,000	3,577,613
	Nortek 8.50% 4/15/21		5,564,000	6,127,355
	Novelis 8.75% 12/15/20		5,145,000	5,749,538
	Nucor 4.00% 8/1/23		4,295,000	4,291,929
	Packaging Corp of America 4.50% 11/1/23		6,710,000	6,913,857
#	Perstorp Holding 144A 8.75% 5/15/17		2,825,000	2,966,250
*#	PhosAgro 144A 4.204% 2/13/18		11,553,000	11,610,765
	PolyOne 5.25% 3/15/23		3,470,000	3,465,663
	Rio Tinto Finance USA
	2.25% 12/14/18		365,000	366,648
	3.50% 11/2/20		250,000	255,164
	Rock Tenn
	3.50% 3/1/20		3,271,000	3,269,358
	4.00% 3/1/23		6,975,000	6,837,230
	Rockwood Specialties Group
	4.625% 10/15/20		2,189,000	2,260,143
	Ryerson
	9.00% 10/15/17		3,784,000	3,973,200
	*11.25% 10/15/18		1,584,000	1,663,200

Schedule of investments
Delaware Diversified Income Fund

		Principal amount°		Value (U.S. $)
Corporate Bonds (continued)
Basic Industry (continued)
#	Samarco Mineracao 144A 5.75% 10/24/23	USD	3,555,000	$3,563,888
#	Taminco Global Chemical 144A 9.75% 3/31/20		111,000	126,540
#	TPC Group 144A 8.75% 12/15/20		2,852,000	3,015,990
*#	Uralkali 144A 3.723% 4/30/18		4,470,000	4,306,756
*#	US Coatings Acquisition 144A 7.375% 5/1/21		4,585,000	4,894,488
	Vale Overseas
	5.625% 9/15/19		2,910,000	3,205,749
	6.25% 1/23/17		500,000	564,355
*#	Vedanta Resources 144A 6.00% 1/31/19		6,540,000	6,343,800
	Weyerhaeuser 4.625% 9/15/23		10,010,000	10,450,300
				316,661,652
Brokerage – 0.47%
	Jefferies Group
	5.125% 1/20/23		6,495,000	6,596,322
	6.45% 6/8/27		3,810,000	3,991,623
	6.50% 1/20/43		2,450,000	2,443,432
	Lazard Group 6.85% 6/15/17		15,744,000	17,909,618
				30,940,995
Capital Goods – 1.69%
#	Ardagh Packaging Finance 144A 7.00% 11/15/20		4,410,000	4,410,000
	Ball 4.00% 11/15/23		4,965,000	4,598,831
	Berry Plastics 9.75% 1/15/21		5,165,000	6,094,700
#	BOE Merger 144A 9.50% 11/1/17		290,000	307,400
#	Cemex 144A
	*•4.999% 10/15/18		3,645,000	3,754,350
	9.50% 6/15/18		1,345,000	1,536,663
#	Consolidated Container 144A 10.125% 7/15/20		3,016,000	3,272,360
#	Crown Americas 144A 4.50% 1/15/23		2,075,000	1,955,688
	Flowserve 4.00% 11/15/23		5,045,000	5,029,093
#	Ingersoll-Rand Global Holding 144A 4.25% 6/15/23		17,235,000	17,344,976
*#	Metalloinvest Finance 144A 5.625% 4/17/20		6,355,000	6,355,000
#	Milacron 144A 7.75% 2/15/21		3,335,000	3,501,750
#	OAS Investments GmbH 144A 8.25% 10/19/19		5,530,000	5,488,525
#	Plastipak Holdings 144A 6.50% 10/1/21		2,915,000	3,046,175
	Reynolds Group Issuer
	9.00% 4/15/19		12,220,000	13,136,500
	9.875% 8/15/19		110,000	122,238
#	Sealed Air 144A 6.50% 12/1/20		4,145,000	4,523,231

		Principal amount°		Value (U.S. $)
Corporate Bonds (continued)
Capital Goods (continued)
*#	Silver II Borrower 144A 7.75% 12/15/20	USD	1,370,000	$1,441,925
	TransDigm 7.50% 7/15/21		3,825,000	4,188,375
#	URS 144A
	4.35% 4/1/17		1,207,000	1,254,744
	5.50% 4/1/22		5,745,000	5,870,540
#	Votorantim Cimentos 144A 7.25% 4/5/41		12,650,000	12,523,500
#	Voto-Votorantim Overseas Trading Operations 144A
	6.625% 9/25/19		1,485,000	1,695,128
				111,451,692
Communications – 8.23%
	AMC Networks 4.75% 12/15/22		4,670,000	4,541,575
	America Movil 5.00% 3/30/20		10,870,000	11,954,272
#	American Tower Trust I 144A
	1.551% 3/15/43		4,245,000	4,170,570
	3.07% 3/15/23		10,210,000	9,778,398
	AT&T 4.30% 12/15/42		6,170,000	5,170,404
	Bell Canada 3.35% 3/22/23	CAD	14,736,000	13,374,818
#	Brasil Telecom 144A 5.75% 2/10/22	USD	5,318,000	5,038,805
	CC Holdings GS V 3.849% 4/15/23		5,370,000	5,107,965
	CCO Holdings
	5.25% 9/30/22		4,068,000	3,844,260
	7.375% 6/1/20		2,250,000	2,469,375
	CenturyLink 5.80% 3/15/22		12,355,000	12,293,224
#	Cequel Communications Holdings I 144A
	6.375% 9/15/20		182,000	189,735
	Clear Channel Worldwide Holdings 7.625% 3/15/20		5,985,000	6,412,903
#	Clearwire Communications 144A 12.00% 12/1/15		4,003,000	4,157,116
#	Columbus International 144A 11.50% 11/20/14		10,626,000	11,502,645
#	Cox Communications 144A 3.25% 12/15/22		19,300,000	17,759,898
#	Crown Castle Towers 144A 4.883% 8/15/20		44,715,000	48,165,477
	CSC Holdings 6.75% 11/15/21		3,205,000	3,509,475
#	Digicel Group 144A
	8.25% 9/1/17		2,227,000	2,330,556
	8.25% 9/30/20		6,674,000	7,074,440
	*10.50% 4/15/18		4,410,000	4,784,850
#	Digicel Limited 144A 6.00% 4/15/21		1,295,000	1,259,388
	DISH DBS
	5.00% 3/15/23		4,195,000	4,032,444
	5.875% 7/15/22		1,499,000	1,542,096

Schedule of investments
Delaware Diversified Income Fund

		Principal amount°		Value (U.S. $)
Corporate Bonds (continued)
Communications (continued)
	DISH DBS (continued)
	7.125% 2/1/16	USD	415,000	$459,613
	7.875% 9/1/19		1,998,000	2,332,665
#	Entel Chile 144A 4.875% 10/30/24		3,890,000	3,900,250
	Equinix
	4.875% 4/1/20		5,205,000	5,250,544
	5.375% 4/1/23		1,735,000	1,730,663
	Gray Television 7.50% 10/1/20		4,390,000	4,620,475
	Hughes Satellite Systems 7.625% 6/15/21		2,255,000	2,480,500
#	Intelsat Jackson Holdings 144A 5.50% 8/1/23		4,270,000	4,136,563
#	Intelsat Luxembourg 144A
	7.75% 6/1/21		4,665,000	4,939,069
	8.125% 6/1/23		4,010,000	4,255,613
	Lamar Media 5.00% 5/1/23		4,975,000	4,763,563
	Level 3 Communications
	8.875% 6/1/19		31,000	33,984
	*11.875% 2/1/19		2,041,000	2,377,765
	Level 3 Financing
	7.00% 6/1/20		57,000	60,990
	10.00% 2/1/18		4,092,000	4,386,113
*#	Lynx II 144A 6.375% 4/15/23		1,235,000	1,272,050
#	MDC Partners 144A 6.75% 4/1/20		4,070,000	4,253,150
	MetroPCS Wireless 6.625% 11/15/20		2,848,000	3,022,440
*#	Millicom International Cellular 144A
	4.75% 5/22/20		5,610,000	5,287,425
	6.625% 10/15/21		2,075,000	2,142,438
*#	MTS International Funding 144A 8.625% 6/22/20		5,695,000	6,890,950
#	Myriad International Holding 144A
	6.00% 7/18/20		1,905,000	2,038,350
	6.375% 7/28/17		11,040,000	12,199,199
#	Nara Cable Funding 144A 8.875% 12/1/18		6,420,000	6,885,450
	Nielsen Finance 4.50% 10/1/20		1,955,000	1,925,675
	Omnicom Group 3.625% 5/1/22		4,370,000	4,275,088
#	Qtel International Finance 144A 3.25% 2/21/23		7,655,000	7,072,837
	Qwest 6.75% 12/1/21		11,645,000	12,727,076
	Satelites Mexicanos 9.50% 5/15/17		50,000	54,625
#	SBA Tower Trust 144A 2.24% 4/16/18		7,245,000	7,201,954
#	SES 144A 3.60% 4/4/23		17,139,000	16,689,872

		Principal amount°		Value (U.S. $)
Corporate Bonds (continued)
Communications (continued)
	Sinclair Television Group
	5.375% 4/1/21	USD	4,900,000	$4,814,250
	6.125% 10/1/22		2,143,000	2,193,896
#	Sirius XM Radio 144A 4.625% 5/15/23		4,240,000	3,900,800
#	Sprint 144A
	7.25% 9/15/21		1,730,000	1,870,563
	7.875% 9/15/23		1,340,000	1,457,250
	Sprint Capital 6.90% 5/1/19		4,335,000	4,692,638
	Sprint Nextel
	6.00% 12/1/16		2,895,000	3,137,456
	8.375% 8/15/17		940,000	1,092,750
*#	TBG Global 144A 4.625% 4/3/18		5,285,000	5,152,875
*#	Telefonica Chile 144A 3.875% 10/12/22		10,930,000	10,149,084
	Telefonica Emisiones
	3.192% 4/27/18		6,890,000	6,998,256
	4.57% 4/27/23		10,644,000	10,629,045
	5.289% 12/9/22	GBP	2,050,000	3,461,895
#	Telemar Norte Leste 144A 5.50% 10/23/20	USD	10,130,000	9,826,100
#	Telesat Canada 144A 6.00% 5/15/17		3,580,000	3,754,525
	Time Warner 4.70% 1/15/21		250,000	270,936
	Time Warner Cable
	5.85% 5/1/17		6,947,000	7,659,741
	8.25% 4/1/19		13,136,000	15,416,435
#	Univision Communications 144A
	5.125% 5/15/23		6,985,000	6,950,075
	6.75% 9/15/22		1,575,000	1,724,625
#	UPC Holding 144A 9.875% 4/15/18		2,254,000	2,451,225
#	UPCB Finance III 144A 6.625% 7/1/20		8,039,000	8,621,828
	VeriSign 4.625% 5/1/23		2,065,000	2,021,119
	Verizon Communications
	5.15% 9/15/23		25,265,000	27,465,656
	6.40% 9/15/33		7,090,000	8,048,589
#	Vimpel Communications 144A 7.748% 2/2/21		9,019,000	9,898,353
	Virgin Media Finance 8.375% 10/15/19		2,217,000	2,424,844
	Virgin Media Secured Finance 6.50% 1/15/18		34,343,000	35,802,577
#	Wind Acquisition Finance 144A
	7.25% 2/15/18		1,335,000	1,411,763
	11.75% 7/15/17		3,151,000	3,351,876

Schedule of investments
Delaware Diversified Income Fund

		Principal amount°		Value (U.S. $)
Corporate Bonds (continued)
Communications (continued)
	Windstream
	7.50% 6/1/22	USD	49,000	$51,573
	7.50% 4/1/23		1,375,000	1,440,313
	#144A 7.75% 10/1/21		2,300,000	2,466,750
	Zayo Group 8.125% 1/1/20		1,590,000	1,749,000
				542,490,299
Consumer Cyclical – 2.98%
	Burlington Coat Factory Warehouse 10.00% 2/15/19		96,000	108,000
	Carnival 3.95% 10/15/20		3,665,000	3,723,226
#	CDR DB Sub 144A 7.75% 10/15/20		112,000	111,440
#	Chinos Intermediate Holdings A 144A
	7.75% 5/1/19		3,445,000	3,475,144
#	Daimler Finance North America 144A
	2.25% 7/31/19		11,265,000	11,105,702
	Dave & Buster’s 11.00% 6/1/18		1,809,000	2,003,468
#^	Dave & Buster’s Entertainment 144A
	9.12% 2/15/16		119,000	97,431
	Delphi 6.125% 5/15/21		6,275,000	6,933,875
#	General Motors 144A 3.50% 10/2/18		6,545,000	6,708,625
	Hanesbrands 6.375% 12/15/20		4,960,000	5,406,400
	Historic TW 6.875% 6/15/18		24,649,000	29,776,040
	Host Hotels & Resorts
	3.75% 10/15/23		2,945,000	2,799,331
	4.75% 3/1/23		9,740,000	10,015,876
	5.25% 3/15/22		5,250,000	5,563,273
	5.875% 6/15/19		3,045,000	3,305,305
	International Game Technology 5.35% 10/15/23		10,759,000	11,197,268
#	Landry’s 144A 9.375% 5/1/20		1,579,000	1,717,163
	Levi Strauss
	6.875% 5/1/22		4,085,000	4,452,650
	*7.625% 5/15/20		1,350,000	1,488,375
	Marriott International 3.375% 10/15/20		5,755,000	5,798,013
	Michaels Stores 11.375% 11/1/16		27,000	27,743
	Pantry 8.375% 8/1/20		94,000	100,345
*#	Party City Holdings 144A 8.875% 8/1/20		99,000	108,653
	QVC 4.375% 3/15/23		19,655,000	18,718,615
	Rite Aid 9.25% 3/15/20		4,097,000	4,752,520
#	SACI Falabella 144A 3.75% 4/30/23		6,475,000	6,005,563
	Sally Holdings 5.75% 6/1/22		4,201,000	4,379,543

		Principal amount°		Value (U.S. $)
Corporate Bonds (continued)
Consumer Cyclical (continued)
	Tempur Sealy International 6.875% 12/15/20	USD	60,000	$64,350
#	Tenedora Nemak 144A 5.50% 2/28/23		7,940,000	7,900,300
	Viacom 5.85% 9/1/43		8,470,000	9,025,217
	Western Union
	2.875% 12/10/17		4,410,000	4,559,975
	3.65% 8/22/18		6,540,000	6,818,819
#	Wok Acquisition 144A 10.25% 6/30/20		56,000	61,180
	Wyndham Worldwide
	4.25% 3/1/22		4,480,000	4,474,077
	5.625% 3/1/21		6,295,000	6,868,141
*	YUM! Brands 3.875% 11/1/23		6,530,000	6,522,843
				196,174,489
Consumer Non-Cyclical – 3.53%
*#	Anadolu Efes Biracilik Ve Malt Sanayii AS 144A
	3.375% 11/1/22		4,965,000	4,245,075
#	BFF International 144A 7.25% 1/28/20		4,025,000	4,598,563
	Boston Scientific
	2.65% 10/1/18		4,810,000	4,854,882
	6.00% 1/15/20		12,080,000	14,100,525
#	BRF Brasil Foods 144A 5.875% 6/6/22		9,025,000	9,408,563
	CareFusion 6.375% 8/1/19		33,340,000	38,477,261
	Celgene 3.95% 10/15/20		10,845,000	11,300,826
#	Coca-Cola Icecek 144A 4.75% 10/1/18		5,895,000	6,133,453
	Constellation Brands
	3.75% 5/1/21		745,000	716,131
	6.00% 5/1/22		5,215,000	5,710,425
#	Cosan Luxembourg 144A 5.00% 3/14/23		6,735,000	6,297,225
	Del Monte 7.625% 2/15/19		3,741,000	3,914,021
	Energizer Holdings 4.70% 5/24/22		16,395,000	16,685,519
*#	ESAL 144A 6.25% 2/5/23		9,545,000	8,733,675
	Fomento Economico Mexicano 4.375% 5/10/43		6,810,000	5,805,205
	Jarden 6.125% 11/15/22		2,095,000	2,246,888
#	JBS Investments 144A 7.75% 10/28/20		7,800,000	8,014,500
#	Korea Expressway 144A 1.875% 10/22/17		9,585,000	9,462,254
	NBTY 9.00% 10/1/18		2,296,000	2,531,340
#	Pernod-Ricard 144A
	4.45% 1/15/22		2,110,000	2,184,886
	5.75% 4/7/21		22,920,000	25,725,889
	Quest Diagnostics 4.70% 4/1/21		3,425,000	3,624,886

Schedule of investments
Delaware Diversified Income Fund

		Principal amount°		Value (U.S. $)
Corporate Bonds (continued)
Consumer Non-Cyclical (continued)
	Scotts Miracle-Gro 6.625% 12/15/20	USD	3,438,000	$3,713,040
	Smithfield Foods 6.625% 8/15/22		4,100,000	4,335,750
#	Spectrum Brands Escrow 144A
	6.375% 11/15/20		4,575,000	4,872,375
	6.625% 11/15/22		68,000	72,760
	Visant 10.00% 10/1/17		51,000	47,175
#	Want Want China Finance 144A 1.875% 5/14/18		5,350,000	5,169,673
	Yale University 2.90% 10/15/14		2,452,000	2,512,589
	Zimmer Holdings 4.625% 11/30/19		15,596,000	17,260,592
				232,755,946
Electric – 4.87%
	Ameren Illinois 9.75% 11/15/18		16,200,000	21,747,495
#	American Transmission Systems 144A 5.25% 1/15/22		20,040,000	21,530,454
	CenterPoint Energy 5.95% 2/1/17		8,650,000	9,816,383
	CMS Energy 6.25% 2/1/20		7,695,000	8,970,577
	ComEd Financing III 6.35% 3/15/33		8,849,000	8,605,653
#	Comision Federal de Electricidad 144A
	4.875% 1/15/24		2,165,000	2,200,181
	Duquense Light Holdings 5.50% 8/15/15		3,168,000	3,373,689
#•	Electricite de France 144A 5.25% 12/29/49		12,365,000	12,176,755
#•	Enel SpA 144A 8.75% 9/24/73		6,930,000	7,533,257
	Entergy Louisiana 4.05% 9/1/23		13,980,000	14,439,368
#	Eskom Holdings 144A 6.75% 8/6/23		6,025,000	6,259,674
	Exelon Generation 4.25% 6/15/22		13,170,000	12,919,691
	Great Plains Energy
	4.85% 6/1/21		4,610,000	4,935,729
	5.292% 6/15/22		13,505,000	14,766,678
•	Integrys Energy Group 6.11% 12/1/66		13,885,000	13,964,089
	Ipalco Enterprises 5.00% 5/1/18		5,745,000	6,032,250
	LG&E & KU Energy
	3.75% 11/15/20		9,202,000	9,373,884
	4.375% 10/1/21		15,300,000	15,876,045
#	Narragansett Electric 144A 4.17% 12/10/42		6,195,000	5,594,054
	NextEra Energy Capital Holdings
	3.625% 6/15/23		4,585,000	4,406,809
	•6.35% 10/1/66		17,926,000	17,937,742
	•6.65% 6/15/67		1,105,000	1,133,527
	NV Energy 6.25% 11/15/20		10,888,000	12,724,740
	Pennsylvania Electric 5.20% 4/1/20		9,283,000	10,032,797

		Principal amount°		Value (U.S. $)
Corporate Bonds (continued)
Electric (continued)
•	PPL Capital Funding 6.70% 3/30/67	USD	5,820,000	$5,882,617
	Public Service Company of Oklahoma 5.15% 12/1/19		13,635,000	15,399,601
	Puget Energy 6.00% 9/1/21		4,685,000	5,138,096
•	Puget Sound Energy 6.974% 6/1/67		18,119,000	19,068,218
	SCANA 4.125% 2/1/22		9,065,000	9,012,396
•	Wisconsin Energy 6.25% 5/15/67		19,330,000	19,828,810
				320,681,259
Energy – 5.10%
	AmeriGas Finance 6.75% 5/20/20		1,260,000	1,379,700
	AmeriGas Partners 6.50% 5/20/21		1,467,000	1,577,025
	Antero Resources Finance 6.00% 12/1/20		1,500,000	1,590,000
#	Anton Oilfield Services Group 144A 7.50% 11/6/18		2,035,000	2,063,968
	BP Capital Markets 3.994% 9/26/23		6,475,000	6,686,467
	Bristow Group 6.25% 10/15/22		3,640,000	3,835,650
	Chaparral Energy
	7.625% 11/15/22		44,000	47,740
	8.25% 9/1/21		78,000	85,800
	Chesapeake Energy
	*5.375% 6/15/21		650,000	679,250
	*5.75% 3/15/23		8,165,000	8,695,725
	6.125% 2/15/21		44,000	48,290
	6.625% 8/15/20		98,000	110,985
#	CNOOC Curtis Funding 144A 4.50% 10/3/23		3,645,000	3,736,264
#	CNOOC Finance 2012 144A 3.875% 5/2/22		4,955,000	4,899,202
	Comstock Resources 7.75% 4/1/19		2,301,000	2,416,050
	Continental Resources 4.50% 4/15/23		10,950,000	11,100,563
#	Drill Rigs Holdings 144A 6.50% 10/1/17		2,254,000	2,383,605
	Ecopetrol
	4.25% 9/18/18		2,740,000	2,883,850
	7.625% 7/23/19		8,247,000	9,978,870
#	Exterran Partners 144A 6.00% 4/1/21		1,270,000	1,270,000
#	Gazprom Neft 144A 4.375% 9/19/22		13,200,000	12,490,500
	Halcon Resources 8.875% 5/15/21		3,976,000	4,159,890
#	Hercules Offshore 144A 8.75% 7/15/21		1,270,000	1,403,350
#	KazMunayGas National 144A 9.125% 7/2/18		8,410,000	10,323,275
	Key Energy Services 6.75% 3/1/21		4,135,000	4,228,038
	Kodiak Oil & Gas 8.125% 12/1/19		3,925,000	4,376,375

Schedule of investments
Delaware Diversified Income Fund

		Principal amount°		Value (U.S. $)
Corporate Bonds (continued)
Energy (continued)
	Laredo Petroleum
	7.375% 5/1/22	USD	23,000	$25,013
	9.50% 2/15/19		79,000	88,678
	Linn Energy
	6.50% 5/15/19		1,216,000	1,219,040
	#144A 7.00% 11/1/19		2,180,000	2,185,450
	8.625% 4/15/20		1,912,000	2,045,840
*	Lukoil International Finance 6.125% 11/9/20		16,320,000	18,013,200
*	Midstates Petroleum 9.25% 6/1/21		3,835,000	3,969,225
#	Murphy Oil USA 144A 6.00% 8/15/23		2,805,000	2,861,100
	Newfield Exploration 5.625% 7/1/24		8,205,000	8,410,125
#	North Atlantic Drilling 144A 6.08% 10/30/18	NOK	13,000,000	2,188,188
#	Oasis Petroleum 144A 6.875% 3/15/22		3,480,000	3,775,800
*	ONGC Videsh 2.50% 5/7/18		8,240,000	7,832,697
#	Pacific Rubiales Energy 144A 7.25% 12/12/21		6,470,000	7,149,350
	PDC Energy 7.75% 10/15/22		1,273,000	1,387,570
#	Pertamina Persero 144A
	4.30% 5/20/23		1,425,000	1,307,438
	4.875% 5/3/22		5,715,000	5,514,975
	Petrobras Global Finance
	•2.384% 1/15/19		1,700,000	1,656,650
	3.00% 1/15/19		10,605,000	10,118,146
	Petrobras International Finance
	5.375% 1/27/21		10,086,000	10,305,602
	Petrohawk Energy 7.25% 8/15/18		14,808,000	16,088,892
	Petroleos de Venezuela 9.00% 11/17/21		12,746,000	10,515,450
	Petroleos Mexicanos
	3.50% 1/30/23		1,380,000	1,283,400
	6.50% 6/2/41		3,250,000	3,477,500
	Pioneer Energy Services 9.875% 3/15/18		284,000	306,720
	Pride International 6.875% 8/15/20		30,695,000	36,878,537
#	PTT Exploration & Production 144A 3.707% 9/16/18		6,630,000	6,821,236
	Range Resources
	5.00% 8/15/22		213,000	213,799
	5.75% 6/1/21		1,800,000	1,926,000
#	Regency Energy Partners 144A 4.50% 11/1/23		5,420,000	5,040,600
	Rosetta Resources 5.625% 5/1/21		6,245,000	6,338,675
#	Samson Investment 144A 10.25% 2/15/20		3,933,000	4,267,305

		Principal amount°		Value (U.S. $)
Corporate Bonds (continued)
Energy (continued)
	SandRidge Energy
	7.50% 3/15/21	USD	1,838,000	$1,957,470
	8.125% 10/15/22		6,009,000	6,429,630
	*8.75% 1/15/20		30,000	32,550
*#	Sinopec Group Overseas Development 2013 144A
	5.375% 10/17/43		4,375,000	4,488,019
	Suburban Propane Partners 7.375% 8/1/21		1,449,000	1,568,543
*	Talisman Energy 5.50% 5/15/42		21,110,000	18,780,870
#	Woodside Finance 144A
	8.125% 3/1/14		3,815,000	3,905,679
	8.75% 3/1/19		10,421,000	13,450,968
				336,276,362
Finance Companies – 2.27%
#	CDP Financial 144A
	4.40% 11/25/19		20,171,000	22,630,570
	5.60% 11/25/39		3,130,000	3,617,354
	E Trade Financial 6.375% 11/15/19		4,618,000	4,964,350
	Ford Motor Credit
	5.75% 2/1/21		4,435,000	5,062,854
	5.875% 8/2/21		3,220,000	3,694,908
	12.00% 5/15/15		6,152,000	7,204,318
	General Electric Capital
	2.10% 12/11/19		3,230,000	3,206,883
	#144A 3.80% 6/18/19		6,510,000	6,892,768
	4.208% 12/6/21	SEK	4,000,000	634,617
	4.375% 9/16/20	USD	11,465,000	12,504,142
	•6.25% 12/15/49		11,735,000	12,284,703
	•7.125% 12/15/49		6,010,000	6,712,100
	General Electric Capital Canada Funding
	2.42% 5/31/18	CAD	980,000	933,328
#	Hyundai Capital America 144A 2.125% 10/2/17	USD	6,005,000	6,040,712
	International Lease Finance
	*5.875% 4/1/19		3,520,000	3,805,662
	6.25% 5/15/19		3,012,000	3,298,140
	6.625% 11/15/13		170,000	170,319
	8.25% 12/15/20		3,395,000	4,018,831
	8.75% 3/15/17		6,429,000	7,586,220
#	IPIC GMTN 144A 5.50% 3/1/22		4,242,000	4,729,830

Schedule of investments
Delaware Diversified Income Fund

		Principal amount°		Value (U.S. $)
Corporate Bonds (continued)
Finance Companies (continued)
•	National Rural Utilities Cooperative Finance
	4.75% 4/30/43	USD	10,510,000	$9,839,988
#	Nuveen Investments 144A 9.50% 10/15/20		9,434,000	9,033,055
#	Temasek Financial I 144A 2.375% 1/23/23		11,275,000	10,443,063
				149,308,715
Healthcare – 1.04%
	Accellent 8.375% 2/1/17		1,770,000	1,865,138
	Air Medical Group Holdings 9.25% 11/1/18		3,817,000	4,141,445
	Alere 7.25% 7/1/18		1,158,000	1,276,695
	Biomet
	6.50% 8/1/20		2,515,000	2,684,763
	6.50% 10/1/20		3,908,000	4,083,860
	Community Health Systems
	7.125% 7/15/20		50,000	52,688
	8.00% 11/15/19		2,221,000	2,418,114
#	Fresenius Medical Care US Finance II 144A
	5.875% 1/31/22		4,243,000	4,518,795
	HCA 7.50% 2/15/22		5,344,000	6,018,679
	HCA Holdings
	6.25% 2/15/21		2,813,000	2,960,683
	7.75% 5/15/21		7,024,000	7,708,839
	Immucor 11.125% 8/15/19		3,332,000	3,756,830
	Kinetic Concepts 10.50% 11/1/18		209,000	236,693
#	MultiPlan 144A 9.875% 9/1/18		4,653,000	5,164,830
#	Mylan 144A
	3.125% 1/15/23		4,630,000	4,253,988
	6.00% 11/15/18		2,985,000	3,212,373
	Par Pharmaceutical 7.375% 10/15/20		1,776,000	1,855,920
*	Radnet Management 10.375% 4/1/18		2,656,000	2,828,640
	Tenet Healthcare
	#144A 6.00% 10/1/20		1,720,000	1,822,125
	8.00% 8/1/20		1,725,000	1,882,406
	Truven Health Analytics 10.625% 6/1/20		31,000	35,301
#	Valeant Pharmaceuticals International 144A
	7.00% 10/1/20		705,000	763,163
#	Valeant Pharmaceuticals International Escrow
	144A 6.375% 10/15/20		4,801,000	5,149,073
				68,691,041

		Principal amount°		Value (U.S. $)
Corporate Bonds (continued)
Insurance – 2.34%
•	Allstate 5.75% 8/15/53	USD	8,435,000	$8,640,603
	American International Group
	•8.175% 5/15/58		1,778,000	2,200,275
	8.25% 8/15/18		14,270,000	18,089,407
	Berkshire Hathaway Finance 2.90% 10/15/20		7,670,000	7,776,168
•	Chubb 6.375% 3/29/67		12,663,000	13,865,985
#	Highmark 144A
	4.75% 5/15/21		5,310,000	5,102,427
	6.125% 5/15/41		1,995,000	1,858,424
#	Hockey Merger Sub 2 144A 7.875% 10/1/21		3,555,000	3,688,313
•	ING US 5.65% 5/15/53		8,420,000	8,045,470
	#Liberty Mutual Group 144A
	4.25% 6/15/23		11,320,000	11,347,700
	4.95% 5/1/22		6,750,000	7,148,723
	6.50% 5/1/42		4,410,000	4,943,681
	•7.00% 3/15/37		3,778,000	3,948,010
	MetLife 6.40% 12/15/36		35,000	36,619
#	MetLife Capital Trust X 144A 9.25% 4/8/38		11,520,000	14,947,199
#	Metropolitan Life Global Funding I 144A
	3.00% 1/10/23		9,190,000	8,874,912
#	Onex USI Acquisition 144A 7.75% 1/15/21		709,000	726,725
	Prudential Financial
	3.875% 1/14/15		4,025,000	4,176,251
	4.50% 11/15/20		3,390,000	3,699,182
	•5.625% 6/15/43		4,580,000	4,585,725
	•5.875% 9/15/42		4,095,000	4,176,900
	6.00% 12/1/17		7,310,000	8,505,222
•	XL Group 6.50% 12/29/49		7,814,000	7,704,604
				154,088,525
Natural Gas – 3.26%
#	Centrica 144A 4.00% 10/16/23		7,885,000	7,937,506
	El Paso Pipeline Partners Operating
	6.50% 4/1/20		12,715,000	14,836,549
•	Enbridge Energy Partners 8.05% 10/1/37		17,920,000	20,220,963
	Energy Transfer Partners
	3.60% 2/1/23		2,020,000	1,931,128
	5.95% 10/1/43		9,130,000	9,531,392
	6.50% 2/1/42		8,245,000	9,058,171
	9.70% 3/15/19		8,030,000	10,551,476

Schedule of investments
Delaware Diversified Income Fund

		Principal amount°		Value (U.S. $)
Corporate Bonds (continued)
Natural Gas (continued)
	Enterprise Products Operating
	•7.034% 1/15/68	USD	21,704,000	$24,004,862
	•8.375% 8/1/66		1,492,000	1,647,811
	9.75% 1/31/14		2,836,000	2,899,027
	Kinder Morgan Energy Partners
	*3.50% 9/1/23		2,225,000	2,111,231
	4.15% 2/1/24		3,765,000	3,749,804
	9.00% 2/1/19		15,377,000	19,829,964
#	Korea Gas 144A 2.875% 7/29/18		6,965,000	7,060,532
	NiSource Finance
	5.65% 2/1/45		10,285,000	10,682,876
	5.80% 2/1/42		9,765,000	10,233,876
	Plains All American Pipeline 8.75% 5/1/19		13,244,000	17,121,274
•	TransCanada PipeLines 6.35% 5/15/67		25,930,000	26,950,422
	Williams Partners 7.25% 2/1/17		12,398,000	14,464,697
				214,823,561
Real Estate – 1.89%
	Alexandria Real Estate Equities 3.90% 6/15/23		465,000	448,039
	Corporate Office Properties
	3.60% 5/15/23		6,520,000	6,012,809
	5.25% 2/15/24		5,290,000	5,534,350
	DDR
	4.625% 7/15/22		3,390,000	3,516,325
	4.75% 4/15/18		7,215,000	7,856,969
	7.50% 4/1/17		4,950,000	5,803,276
	7.875% 9/1/20		7,229,000	8,989,898
*	Digital Realty Trust
	5.25% 3/15/21		15,183,000	15,997,582
	5.875% 2/1/20		6,920,000	7,590,320
	Duke Realty 3.625% 4/15/23		6,990,000	6,643,345
	Liberty Property 4.40% 2/15/24		6,500,000	6,585,404
	Mid-America Apartments 4.30% 10/15/23		3,805,000	3,826,582
	National Retail Properties 3.80% 10/15/22		2,050,000	1,989,593
	ProLogis 3.35% 2/1/21		5,720,000	5,729,541
	Regency Centers
	4.80% 4/15/21		8,630,000	9,174,311
	5.875% 6/15/17		2,023,000	2,263,533

		Principal amount°		Value (U.S. $)
Corporate Bonds (continued)
Real Estate (continued)
	UDR 3.70% 10/1/20	USD	3,120,000	$3,175,386
#•	USB Realty 144A 1.391% 12/22/49		4,485,000	3,879,525
#	WEA Finance 144A 4.625% 5/10/21		9,770,000	10,411,987
	Weingarten Realty Investors
	3.50% 4/15/23		8,080,000	7,625,540
	4.45% 1/15/24		1,215,000	1,230,579
				124,284,894
Services – 0.95%
#	Algeco Scotsman Global Finance 144A
	8.50% 10/15/18		3,195,000	3,442,613
	10.75% 10/15/19		5,371,000	5,599,267
	Ameristar Casinos 7.50% 4/15/21		5,395,000	5,947,987
	Avis Budget Car Rental 5.50% 4/1/23		4,790,000	4,718,150
	Corrections Corp of America 4.625% 5/1/23		3,851,000	3,706,588
#	DigitalGlobe 144A 5.25% 2/1/21		1,890,000	1,838,025
	FTI Consulting 6.75% 10/1/20		4,030,000	4,332,250
	Geo Group 5.125% 4/1/23		905,000	852,963
	H&E Equipment Services 7.00% 9/1/22		5,153,000	5,642,534
	M/I Homes 8.625% 11/15/18		4,998,000	5,447,819
#	Mattamy Group 144A 6.50% 11/15/20		233,000	232,418
	MGM Resorts International
	6.75% 10/1/20		1,010,000	1,103,425
	7.75% 3/15/22		157,000	178,588
	11.375% 3/1/18		7,287,000	9,382,012
	PHH 7.375% 9/1/19		3,243,000	3,445,688
	Pinnacle Entertainment 7.75% 4/1/22		98,000	107,678
	Seven Seas Cruises 9.125% 5/15/19		92,000	101,545
	Swift Services Holdings 10.00% 11/15/18		91,000	102,375
	United Rentals North America
	6.125% 6/15/23		10,000	10,325
	10.25% 11/15/19		2,831,000	3,216,724
#	Wynn Las Vegas 144A 4.25% 5/30/23		2,975,000	2,829,969
				62,238,943
Technology – 2.57%
#	Activision Blizzard 144A 6.125% 9/15/23		1,825,000	1,911,688
	Altera 2.50% 11/15/18		7,260,000	7,230,691
#	Avaya 144A 7.00% 4/1/19		3,011,000	2,890,560
	Baidu 3.25% 8/6/18		12,020,000	12,309,861
#	BMC Software Finance 144A 8.125% 7/15/21		2,760,000	2,932,500

Schedule of investments
Delaware Diversified Income Fund

		Principal amount°		Value (U.S. $)
Corporate Bonds (continued)
Technology (continued)
	Broadridge Financial Solutions 3.95% 9/1/20	USD	5,895,000	$6,056,871
	EMC 2.65% 6/1/20		2,355,000	2,358,043
	Fidelity National Information Services 3.50% 4/15/23		9,315,000	8,531,441
	First Data
	11.25% 3/31/16		2,166,000	2,182,245
	#144A 11.25% 1/15/21		3,105,000	3,427,144
	#144A 11.75% 8/15/21		1,660,000	1,697,350
	GXS Worldwide 9.75% 6/15/15		7,702,000	7,904,178
	Infor US 9.375% 4/1/19		1,549,000	1,758,115
	Jabil Circuit 7.75% 7/15/16		1,178,000	1,351,755
	Microsoft 2.125% 11/15/22		5,595,000	5,127,308
	National Semiconductor 6.60% 6/15/17		23,197,000	27,173,754
	NetApp
	2.00% 12/15/17		5,785,000	5,758,667
	3.25% 12/15/22		6,425,000	6,013,871
#	NXP Funding 144A
	3.75% 6/1/18		1,450,000	1,460,875
	5.75% 3/15/23		2,055,000	2,121,788
#	Samsung Electronics America 144A 1.75% 4/10/17		10,895,000	11,034,717
#	Seagate HDD Cayman 144A
	3.75% 11/15/18		2,405,000	2,405,000
	4.75% 6/1/23		2,405,000	2,350,888
	Symantec 4.20% 9/15/20		8,975,000	9,317,010
*#	Tencent Holdings 144A 3.375% 3/5/18		10,265,000	10,491,395
	Total System Services
	2.375% 6/1/18		3,482,000	3,431,236
	3.75% 6/1/23		8,405,000	7,845,252
#	Viasystems 144A 7.875% 5/1/19		96,000	102,720
	Xerox 6.35% 5/15/18		10,483,000	12,100,495
				169,277,418
Transportation – 1.14%
#	Brambles USA 144A
	3.95% 4/1/15		3,625,000	3,746,887
	5.35% 4/1/20		6,815,000	7,423,143
	Burlington Northern Santa Fe 5.15% 9/1/43		12,295,000	12,708,567
#	DP World Sukuk 144A 6.25% 7/2/17		6,790,000	7,469,000
#	ERAC USA Finance 144A 5.25% 10/1/20		28,120,000	31,446,878

	Principal amount°		Value (U.S. $)
Corporate Bonds (continued)
Transportation (continued)
# Red de Carreteras de Occidente SAPIB de CV 144A
9.00% 6/10/28	MXN	28,960,000	$1,972,982
United Parcel Service 5.125% 4/1/19	USD	8,970,000	10,366,450
			75,133,907
Utilities – 0.43%
AES
4.875% 5/15/23		3,595,000	3,460,188
7.375% 7/1/21		3,062,000	3,483,025
8.00% 6/1/20		2,398,000	2,811,655
*# Calpine 144A 6.00% 1/15/22		5,255,000	5,465,200
Elwood Energy 8.159% 7/5/26		2,577,351	2,744,879
* GenOn Energy 9.875% 10/15/20		4,119,000	4,633,875
* Mirant Americas Generation 8.50% 10/1/21		3,433,000	3,767,718
NRG Energy 7.875% 5/15/21		1,749,000	1,941,390
			28,307,930
Total Corporate Bonds (cost $3,509,958,819)			3,618,638,543

Municipal Bonds – 0.95%
California Statewide Communities
Development Authority
(Kaiser Permanente) Series A 5.00% 4/1/42		5,395,000	5,448,303
Fairfax County, Virginia Series B 5.00% 4/1/24		3,635,000	4,424,704
Golden State, California Tobacco Securitization
Corporation Settlement Revenue
(Asset-Backed Senior Notes) Series A-1
5.125% 6/1/47		6,330,000	4,436,507
5.75% 6/1/47		7,005,000	5,404,498
Grand Parkway, Texas Transportation
Subordinated Tier Toll Revenue
Series B 5.00% 4/1/53		6,130,000	6,087,948
New Jersey Transportation Trust Fund
Series A 5.00% 6/15/42		1,285,000	1,313,835
Series AA 5.00% 6/15/44		4,080,000	4,151,522
New York City, New York Series I 5.00% 8/1/22		2,680,000	3,163,713
New York City Transitional Finance Authority
(New York City Recovery) Series 13 5.00% 11/1/22		3,730,000	4,482,826
Oregon State Taxable Pension 5.892% 6/1/27		305,000	367,687

Schedule of investments
Delaware Diversified Income Fund

		Principal amount°		Value (U.S. $)
Municipal Bonds (continued)
	Prince George’s County, Maryland
	Consolidated Public Improvement
	Series A 5.00% 3/1/22	USD	1,980,000	$2,409,323
	State of Georgia Series D 5.00% 2/1/23		5,265,000	6,433,725
	State of Maryland Local Facilities
	Series A 5.00% 8/1/21		3,960,000	4,813,142
	State of North Carolina Series C 5.00% 5/1/22		3,645,000	4,445,114
	Texas A&M University
	Series D 5.00% 5/15/22		770,000	931,739
	Series D 5.00% 5/15/23		825,000	1,011,384
	Texas Private Activity Bond Surface Transportation
	Senior Lien Revenue Bond (NTE Mobility)
	6.75% 6/30/43 (AMT)		2,795,000	2,948,697
Total Municipal Bonds (cost $61,079,008)				62,274,667

Non-Agency Asset-Backed Securities – 0.72%
•	Ally Master Owner Trust
	Series 2013-2 A 0.624% 4/15/18		5,000,000	4,988,890
t	Ameriquest Mortgage Securities Asset Back
	Pass Through Certificates
	Series 2003-8 AF4 5.639% 10/25/33		65,350	66,207
#	Avis Budget Rental Car Funding AESOP
	Series 2011-2A A 144A 2.37% 11/20/14		5,455,000	5,528,708
#	California Republic Auto Receivables Trust
	Series 2013-1 A2 144A 1.41% 9/17/18		4,595,000	4,587,138
	Capital One Multi-Asset Execution Trust
	•Series 2007-A1 A1 0.224% 11/15/19		1,500,000	1,485,461
	Series 2007-A7 A7 5.75% 7/15/20		300,000	348,550
	Citicorp Residential Mortgage Securities
	Series 2006-3 A4 5.703% 11/25/36		3,844,661	3,835,092
	Series 2006-3 A5 5.948% 11/25/36		5,800,000	5,550,750
	Citifinancial Mortgage Securities
	Series 2003-2 AF4 4.598% 5/25/33		253,832	251,829
	Contimortgage Home Equity Trust
	Series 1996-4 A8 7.22% 1/15/28		5,473	5,323
•	Countrywide Asset-Backed Certificates
	Series 2006-13 1AF3 5.146% 1/25/37		22,416	21,621

		Principal amount°		Value (U.S. $)
Non-Agency Asset-Backed Securities (continued)
	Discover Card Master Trust
	Series 2012-A1 A1 0.81% 8/15/17	USD	10,000	$10,042
#	Enterprise Fleet Financing
	Series 2012-1 A2 144A 1.14% 11/20/17		1,314,034	1,316,381
#	FRS I Series 2013-1A A1 144A 1.80% 4/15/43		2,638,612	2,629,435
	General Electric Capital Credit Card Master
	Note Trust Series 2012-2A 2.22% 1/15/22		4,945,000	4,990,306
#	Golden Credit Card Trust
	Series 2012-5A A 144A 0.79% 9/15/17		4,440,000	4,446,851
#	Great America Leasing Receivables
	Series 2013-1 B 144A 1.44% 5/15/18		945,000	939,416
	Mid-State Trust XI Series 11 A1 4.864% 7/15/38		365,142	389,773
•	Residential Asset Securities
	Series 2006-EMX1 A2 0.40% 1/25/36		1,567,541	1,546,680
	Series 2006-KS3 AI3 0.34% 4/25/36		16,479	16,350
#	Trinity Rail Leasing
	Series 2012-1A A1 144A 2.266% 1/15/43		4,750,077	4,691,865
Total Non-Agency Asset-Backed Securities
	(cost $46,108,795)			47,646,668

Non-Agency Collateralized Mortgage Obligations – 0.59%
	American Home Mortgage Investment Trust
	Series 2005-2 5A1 5.064% 9/25/35		839,711	838,377
	Bank of America Alternative Loan Trust
	Series 2005-1 2A1 5.50% 2/25/20		297,930	305,417
	Series 2005-3 2A1 5.50% 4/25/20		261,860	271,221
	Series 2005-6 7A1 5.50% 7/25/20		1,050,099	1,090,070
•	Bank of America Mortgage Securities
	Series 2003-E 2A2 2.856% 6/25/33		110,638	110,877
	Series 2005-I 2A2 2.752% 10/25/35		935	0
•	Chase Mortgage Finance
	Series 2005-A1 3A1 2.861% 12/25/35		806,282	717,415
•	ChaseFlex Trust
	Series 2006-1 A4 5.328% 6/25/36		6,119,000	5,198,917
#•	CIFC Funding
	Series 2013-2A A1L 144A 1.476% 4/21/25		10,000,000	9,874,999
	Citicorp Mortgage Securities
	Series 2006-3 1A9 5.75% 6/25/36		871,461	872,562
•	Citigroup Mortgage Loan Trust
	Series 2004-UST1 A6 3.796% 8/25/34		443,247	441,759

Schedule of investments
Delaware Diversified Income Fund

		Principal amount°		Value (U.S. $)
Non-Agency Collateralized Mortgage Obligations (continued)
	Countrywide Alternative Loan Trust
	Series 2005-57CB 4A3 5.50% 12/25/35	USD	451,462	$380,160
•t	Countrywide Home Loan Mortgage
	Pass Through Trust
	Series 2003-21 A1 2.817% 5/25/33		39,184	39,343
	Series 2004-HYB2 2A 2.806% 7/20/34		151,654	134,675
	Series 2004-HYB5 3A1 2.661% 4/20/35		159,092	138,653
t	First Horizon Mortgage Pass Through Trust
	Series 2004-5 2A1 6.25% 8/25/17		20,942	21,497
#•	GSMPS Mortgage Loan Trust
	Series 1998-3 A 144A 7.75% 9/19/27		61,731	64,939
•	GSR Mortgage Home Loan Trust
	Series 2004-9 4A1 2.669% 8/25/34		120,370	117,979
	Series 2006-AR1 3A1 3.154% 1/25/36		780,935	678,356
•	JPMorgan Mortgage Trust
	Series 2005-A8 1A1 5.13% 11/25/35		553,052	520,623
	Series 2006-A2 3A3 5.175% 4/25/36		1,815,600	1,609,942
	Series 2007-A1 7A4 2.767% 7/25/35		129,259	68,932
•	MASTR ARM Trust
	Series 2003-6 1A2 2.825% 12/25/33		45,732	46,156
	Series 2004-10 2A2 3.05% 10/25/34		62,009	27,921
	Series 2005-6 7A1 5.195% 6/25/35		1,141,946	1,075,605
	Series 2006-2 4A1 2.63% 2/25/36		247,156	237,860
#•	MASTR Specialized Loan Trust
	Series 2005-2 A2 144A 5.006% 7/25/35		250,790	251,975
t	Washington Mutual Alternative Mortgage Pass
	Through Certificates
	Series 2005-1 5A2 6.00% 3/25/35		395,831	229,984
t	Washington Mutual Mortgage Pass Through Certificates
	Series 2003-S10 A2 5.00% 10/25/18		283,849	292,111
	•Series 2006-AR14 2A1 4.057% 11/25/36		4,837,014	4,094,837
	Wells Fargo Mortgage-Backed Securities Trust
	Series 2005-18 1A1 5.50% 1/25/36		915,879	864,758
	Series 2006-2 3A1 5.75% 3/25/36		2,957,054	2,919,686
	Series 2006-3 A11 5.50% 3/25/36		2,823,122	2,872,571
	•Series 2006-AR5 2A1 2.641% 4/25/36		2,334,915	2,152,946
	Series 2007-8 2A6 6.00% 7/25/37		211,187	197,877
	Series 2007-14 1A1 6.00% 10/25/37		180,966	180,011
Total Non-Agency Collateralized Mortgage
	Obligations (cost $35,664,636)			38,941,011

	Principal amount°		Value (U.S. $)
ΔRegional Bonds – 0.76%
Australia – 0.76%
New South Wales Treasury
3.75% 11/20/20	AUD	3,660,000	$4,343,014
6.00% 3/1/22	AUD	19,656,000	20,655,182
Victoria Treasury 6.00% 10/17/22	AUD	23,733,000	25,011,415
Total Regional Bonds (cost $57,334,264)			50,009,611

«Senior Secured Loans – 9.34%
ABC Supply Tranche B 1st Lien 3.50% 4/5/20	USD	2,490,000	2,497,089
Air Medical Group Holdings Tranche B1
1st Lien 6.50% 5/26/18		2,466,363	2,506,441
Albertsons
Tranche B 4.25% 3/21/16		2,472,188	2,480,796
Tranche B 1st Lien 4.75% 3/21/19		2,567,487	2,576,570
Allegion US Holding Company Tranche B
3.00% 12/26/20		2,020,000	2,025,050
ARAMARK Tranche D 4.00% 9/30/19		2,250,000	2,259,833
Arysta Lifescience
1st Lien 4.50% 5/20/20		1,945,125	1,958,076
2nd Lien 8.25% 11/22/20		2,560,000	2,581,568
Avaya
Tranche B-3 6.25% 10/27/17		1,939,172	1,798,312
Tranche B5 8.00% 3/31/18		755,346	739,085
Bally Technologies Tranche B 4.25% 8/22/20		8,300,000	8,325,938
Biomet 1st Lien 3.75% 7/25/17		2,857,838	2,882,835
BJ’S Wholesale Club
2nd Lien 9.75% 3/29/19		10,235,000	10,475,952
Tranche B 4.25% 9/26/19		1,175,000	1,177,337
Blackboard Tranche B2 1st Lien 6.25% 11/8/18		8,448,123	8,516,764
BMC Software 1st Lien 5.00% 8/9/20		4,850,000	4,905,571
Bombardier Recreational 1st Lien 5.00% 1/17/19		5,295,086	5,321,561
Bowie Recourse Tranche B 1st Lien 6.75% 8/9/20		4,225,000	4,264,609
Burlington Coat Factory Warehouse Tranche
B2 4.25% 2/23/17		9,988,022	10,050,447
Calpine Construction Finance Tranche B 3.00% 5/1/20		5,206,950	5,152,709
Carestream Health Tranche B 5.00% 6/5/19		6,186,688	6,256,288
Chrysler Group Tranche B 4.25% 5/24/17		636,743	643,329
Citycenter Holdings Tranche B 5.00% 10/9/20		2,980,000	3,009,490
Clear Channel Communications Tranche B
3.65% 1/29/16		8,701,940	8,461,827

Schedule of investments
Delaware Diversified Income Fund

	Principal amount°		Value (U.S. $)
«Senior Secured Loans (continued)
Community Health Systems
3.50% 1/25/17	USD	4,253,000	$4,273,674
Crown Castle Operating Tranche B 3.25% 1/31/19		5,519,191	5,514,489
DaVita
Tranche B 4.50% 10/20/16		6,677,013	6,689,479
Tranche B2 4.00% 8/1/19		4,858,288	4,891,256
Delta Air LinesTranche B 1st Lien 4.25% 4/15/17		10,377,120	10,443,835
Drillships Financing Holdings
Tranche B1 6.00% 2/17/21		5,590,988	5,690,580
Tranche B2 5.50% 8/17/16		199,500	202,243
DuPont Performance Coatings Tranche B
4.75% 2/1/20		4,840,675	4,897,403
Dynegy Tranche B2 4.00% 4/16/20		1,212,346	1,214,511
Emdeon1st Lien 3.75% 11/2/18		7,405,504	7,439,443
Equipower Resources Holdings
Tranche B 4.25% 12/21/18		2,021,950	2,034,167
Tranche C 4.25% 12/21/19		3,216,938	3,236,374
Essar Steel Algoma 8.75% 9/12/14		5,080,449	5,169,357
Exide Technologies DIP 9.00% 10/9/14		3,000,000	3,063,750
Exopack Tranche B 1st Lien 5.25% 4/24/19		2,195,000	2,229,297
Fieldwood Energy 2nd Lien 8.375% 9/30/20		3,175,000	3,236,846
First Data 1st Lien 4.00% 4/5/17		11,597,445	11,637,792
Flying Fortress 1st Lien 3.50% 6/30/17		1,225,209	1,229,038
Gardner Denver 1st Lien 4.25% 7/23/20		6,140,000	6,150,119
Generac Power Systems Tranche B 3.50% 5/10/20		3,814,706	3,813,516
Gentiva Health Services
Tranche B 6.50% 10/10/19		1,495,000	1,487,525
Tranche C 5.75% 10/10/18		2,370,000	2,364,075
Getty Images Tranche B 4.75% 9/19/19		2,988,844	2,634,854
GIM Channelview Cogeneration 4.25% 4/18/20		3,196,988	3,216,969
Gray Television 4.50% 10/11/19		3,287,494	3,308,041
Great Wolf Resorts 1st Lien 4.50% 7/31/20		2,413,950	2,423,379
Harrahs Operating Tranche B 9.50% 10/31/16		8,452,308	8,466,837
HCA Tranche B4 2.75% 5/1/18		1,800,000	1,806,100
HD Supply Tranche B 4.50% 10/12/17		7,425,381	7,472,822
Hilton Worldwide Finance Tranche B2 4.00% 9/23/20		7,510,000	7,562,104
Hologic Tranche B 3.75% 8/1/19		5,572,661	5,611,826
Hostess Brands 1st Lien 6.75% 3/12/20		555,000	571,650

	Principal amount°		Value (U.S. $)
«Senior Secured Loans (continued)
Houghton International
1st Lien 4.00% 12/10/19	USD	1,905,600	$1,909,173
2nd Lien 9.50% 11/20/20		2,605,000	2,616,397
HUB International Tranche B 1st Lien 4.75% 9/17/20		8,080,000	8,127,979
Hudson’s Bay
1st Lien 4.75% 10/7/20		4,140,000	4,200,030
2nd Lien 8.25% 10/7/21		1,830,000	1,872,699
Huntsman International Tranche B
2.75% 10/11/20		5,865,000	5,878,748
IASIS Healthcare Tranche B 1st Lien 4.50% 5/3/18		8,136,105	8,200,136
Immucor Tranche B2 5.00% 8/19/18		9,854,291	9,924,088
Ineos US Finance 4.00% 5/4/18		6,053,831	6,081,261
Infor US Tranche B2 5.25% 4/5/18		3,978,650	4,015,930
Intelsat Jackson Holdings Tranche B1 4.50% 4/2/18		11,082,366	11,157,571
KIK Custom Products 1st Lien 5.50% 5/17/19		8,418,900	8,310,153
Kinetic Concepts Tranche D1 4.50% 5/4/18		1,810,000	1,826,969
La Frontera Generation Tranche B 4.50% 9/30/20		1,774,915	1,789,613
Landry’s Tranche B 4.75% 4/24/18		7,688,787	7,759,270
Level 3 Financing Tranche B 4.00% 1/15/20		10,170,000	10,237,325
LTS Buyer
1st Lien 4.50% 3/15/20		1,326,675	1,332,894
2nd Lien 8.00% 3/15/21		1,985,000	1,998,234
MGM Resorts International 3.50% 12/20/19		5,007,163	5,013,942
Michael Stores Tranche B 1st Lien 3.75% 1/16/20		2,329,784	2,340,384
Moxie Liberty Tranche B 7.50% 8/21/20		7,686,000	7,676,393
MultiPlan Tranche B 4.00% 8/18/17		4,319,049	4,356,392
Neiman Marcus Group 5.00% 10/18/20		1,605,000	1,617,371
NEP Broadcasting 2nd Lien 9.50% 7/3/20		6,737,857	6,959,647
Nuveen Investments
1st Lien 4.00% 5/13/17		2,300,000	2,290,800
2nd Lien 6.50% 2/28/19		27,877,000	27,453,047
NXP BV Tranche C 4.75% 12/4/20		1,414,313	1,433,539
OSI Restaurants Tranche B 1st Lien 3.50% 10/26/19		4,027,000	4,034,551
Otter Products Tranche B 5.25% 4/29/19		6,408,875	6,444,886
Panda Temple Power II Tranche B 1st Lien
7.25% 3/28/19		5,866,000	5,961,323
Peabody Energy Tranche B 4.25% 9/20/20		4,580,000	4,565,688
Pharmaceutical Product Development 4.25% 12/5/18		4,049,400	4,083,557
Pinnacle Entertainment Tranche B2 3.75% 8/13/20		1,521,188	1,524,356
PQ Tranche B 4.50% 8/7/17		5,613,844	5,661,460

Schedule of investments
Delaware Diversified Income Fund

	Principal amount°		Value (U.S. $)
«Senior Secured Loans (continued)
PVH Tranche B 3.25% 12/19/19	USD	5,569,321	$5,594,990
Quickrete 2nd Lien 7.00% 3/19/21		3,475,000	3,555,359
Ranpak 2nd Lien 8.50% 4/10/20		3,970,000	4,089,100
Remy International Tranche B 1st Lien 4.25% 3/5/20		3,308,730	3,333,545
Reynolds Group Holdings 1st Lien
4.75% 9/21/18		8,607,129	8,687,287
RGIS Services 4.25% 5/3/17		5,199,492	5,153,996
Rite Aid 2nd Lien 5.75% 8/3/20		7,370,000	7,561,930
Samson Investment 2nd Lien 6.00% 9/10/18		6,699,000	6,768,087
Scientific Games International 4.25% 5/22/20		9,895,000	9,922,389
Sedgwick Tranche B 1st Lien 4.25% 6/10/18		122,848	123,347
Sensus USA 2nd Lien 8.50% 4/13/18		6,235,000	6,198,631
Seven Seas Cruises 1st Lien 4.75% 12/21/18		5,016,500	5,072,936
Smart & Final
2nd Lien 10.50% 11/8/20		7,506,154	7,656,277
Tranche B 1st Lien 4.50% 11/15/19		6,431,946	6,452,850
Sophia Tranche B 1st Lien 4.50% 1/29/18		1,945,397	1,963,287
Sprouts Farmers Markets Holdings 4.50% 4/12/20		2,364,450	2,376,272
State Class Tankers II 1st Lien 6.75% 6/10/20		3,090,000	3,117,038
Sungard Data Systems 1st Lien 4.50% 12/4/19		1,002,425	1,010,979
SuperValu 5.00% 3/21/19		3,224,437	3,248,955
Surgical Care Affiliates Tranche B 5.50% 5/26/18		992,513	986,309
Taminco Global Chemical Tranche B 4.25% 2/15/19		3,662,113	3,689,579
Tempur-Pedic International Tranche B 3.50% 3/18/20		4,189	4,188
Topaz Power Holdings 5.25% 2/4/20		3,861,994	3,895,184
TransDigm Tranche C 3.75% 2/7/20		4,603,405	4,615,696
Truven Health Analytics Tranche B 4.50% 5/23/19		6,219,358	6,240,659
United Airlines Tranche B 1st Lien 4.00% 3/12/19		3,089,475	3,112,260
Univision Communications
1st Lien 4.00% 3/1/20		2,159,150	2,159,342
Tranche C1 1st Lien 4.75% 2/22/20		2,806,981	2,820,578
Tranche C2 4.75% 2/6/20		12,691,225	12,755,811
U.S. Airways
Tranche B1 1st Lien 4.25% 5/21/19		3,245,000	3,254,852
Tranche B2 1st Lien 3.50% 11/21/16		1,008,406	1,013,448
USI Insurance Services Tranche B 5.00% 12/14/19		8,957,313	9,011,056
Valeant Pharmaceuticals Tranche B 4.50% 5/30/20		10,138,388	10,285,394
Vantage Drilling Tranche B 6.25% 10/17/17		2,899,474	2,934,508
Visant 5.25% 12/22/16		1,293,818	1,270,469
Wide Open West Finance 4.75% 3/27/19		12,850,425	12,965,282

	Principal amount°		Value (U.S. $)
«Senior Secured Loans (continued)
Yankee Cable Acquisition 5.25% 2/13/20	USD	3,005,380	$3,024,164
Zayo Group Tranche B 1st Lien 4.50% 7/2/19		9,658,195	9,721,582
Total Senior Secured Loans
(cost $610,510,360)			615,154,250

ΔSovereign Bonds – 3.70%
Armenia – 0.10%
# Republic of Armenia 144A 6.00% 9/30/20		6,926,000	6,846,351
			6,846,351
Australia – 0.09%
Australia Government Bond 4.00% 8/20/20	AUD	3,342,000	5,783,705
			5,783,705
Brazil – 0.85%
*# Banco Nacional de Desenvolvimento
Economico e Social 144A 5.75% 9/26/23	USD	4,740,000	4,929,600
Brazil Notas do Tesouro Nacional
Series B 6.00% 8/15/20	BRL	19,384	20,790,926
Series F
10.00% 1/1/15	BRL	13,915,000	6,173,435
10.00% 1/1/17	BRL	45,356,000	19,537,154
Brazilian Government International Bond
4.25% 1/7/25	USD	4,687,000	4,585,058
			56,016,173
Finland – 0.23%
# Finland Government Bond 144A 4.00% 7/4/25	EUR	9,289,000	14,950,321
			14,950,321
Iceland – 0.08%
# Iceland Government International Bond
144A 5.875% 5/11/22	USD	5,275,000	5,510,692
			5,510,692
Indonesia – 0.42%
Indonesia Treasury Bond 5.625% 5/15/23	IDR	135,828,000,000	10,667,604
# Indonesian Government International Bond
144A 3.375% 4/15/23	USD	10,812,000	9,784,860
*# Perusahaan Penerbit SBSN 144A
6.125% 3/15/19		6,890,000	7,475,650
			27,928,114

Schedule of investments
Delaware Diversified Income Fund

	Principal amount°		Value (U.S. $)
ΔSovereign Bonds (continued)
Malaysia – 0.08%
Malaysia Government 4.262% 9/15/16	MYR	15,658,000	$5,114,424
			5,114,424
Mexico – 0.42%
Mexican Bonos
6.50% 6/10/21	MXN	71,091,100	5,737,950
6.50% 6/9/22	MXN	75,281,000	6,006,516
7.75% 12/14/17	MXN	51,781,000	4,404,447
10.00% 11/20/36	MXN	116,983,000	11,640,997
			27,789,910
Netherlands – 0.04%
Republic of Angola Via Northern Lights
7.00% 8/16/19	USD	2,410,000	2,617,863
			2,617,863
New Zealand – 0.07%
New Zealand Government Bond 3.00% 4/15/20	NZD	5,763,000	4,418,353
			4,418,353
Nigeria – 0.07%
Nigeria Government Bond 15.10% 4/27/17	NGN	718,750,000	4,890,487
			4,890,487
Norway – 0.08%
Norwegian Government Bond 5.00% 5/15/15	NOK	28,559,000	5,037,637
			5,037,637
Panama – 0.21%
Panama Government International Bond
*7.125% 1/29/26	USD	4,995,000	6,243,750
8.875% 9/30/27		5,330,000	7,428,688
			13,672,438
Paraguay – 0.08%
# Republic of Paraguay 144A 4.625% 1/25/23		5,640,000	5,386,200
			5,386,200
Poland – 0.24%
Poland Government Bond 5.75% 10/25/21	PLN	8,821,000	3,191,969
Poland Government International Bond
3.00% 3/17/23	PLN	13,540,000	12,666,670
			15,858,639

	Principal amount°		Value (U.S. $)
ΔSovereign Bonds (continued)
Republic of Korea – 0.18%
Korea Treasury Inflation-Linked Bonds
1.125% 6/10/23	KRW	280,859,600	$256,208
2.75% 6/10/20	KRW	11,442,108,718	11,595,291
			11,851,499
South Africa – 0.16%
South Africa Government Bond
10.50% 12/21/26	ZAR	70,192,000	8,398,995
South Africa Government Bond - CPI Linked
2.75% 1/31/22	ZAR	19,273,660	2,116,545
			10,515,540
Sweden – 0.03%
Sweden Government Bond 4.25% 3/12/19	SEK	12,505,000	2,181,586
			2,181,586
Turkey – 0.07%
# Hazine Mustesarligi Varlik Kiralama AS 144A
4.557% 10/10/18	USD	4,425,000	4,534,298
			4,534,298
United Kingdom – 0.20%
United Kingdom Gilt 4.00% 3/7/22	GBP	7,119,265	12,881,840
			12,881,840
Total Sovereign Bonds (cost $251,776,003)			243,786,070

Supranational Banks – 0.20%
# Eurasian Development Bank 5.00% 9/26/20		5,000,000	5,100,000
International Bank for Reconstruction
& Development
2.786% 9/24/18	AUD	157,000	148,499
6.00% 2/15/17	AUD	7,700,000	7,859,240
Total Supranational Banks (cost $11,992,071)			13,107,739

U.S. Treasury Obligations – 0.59%
U.S. Treasury Bonds
∞2.75% 11/15/42	USD	41,385,000	34,656,709
2.875% 5/15/43		710,000	609,269
U.S. Treasury Note 1.25% 10/31/18		3,695,000	3,683,597
Total U.S. Treasury Obligations
(cost $44,636,998)			38,949,575

Schedule of investments
Delaware Diversified Income Fund

	Number of shares	Value (U.S. $)
Common Stock – 0.02%
AES	100,182	$1,411,563
=† Century Communications Tracking	7,875,000	0
Delta Air Lines	197	5,197
Masco	30	634
NRG Energy	252	7,190
† United Continental Holdings	10	340
Total Common Stock (cost $1,580,101)		1,424,924

Convertible Preferred Stock – 0.64%
ArcelorMittal 6.00% exercise price $20.61,
expiration date 12/21/15	106,550	2,580,513
Bank of America 7.25% exercise price $50.00,
expiration date 12/31/49	1,465	1,578,904
# Chesapeake Energy 144A 5.75%
exercise price $27.83, expiration date 12/31/49	3,161	3,712,199
Dominion Resources
6.00% exercise price $65.27,
expiration date 7/1/16	23,556	1,277,442
6.125% exercise price $65.27,
expiration date 4/1/16	23,556	1,276,029
Goodyear Tire & Rubber 5.875% exercise price
$18.21, expiration date 3/31/14	74,235	4,479,622
HealthSouth 6.50% exercise price $30.50,
expiration date 12/31/49	4,544	5,967,976
Huntington Bancshares 8.50% exercise price
$11.95, expiration date 12/31/49	3,272	4,184,888
Intelsat 5.75% exercise price $22.05,
expiration date 5/1/16	112,941	6,121,401
MetLife 5.00% exercise price $44.27,
expiration date 3/26/14	77,175	2,217,238
SandRidge Energy 8.50% exercise price $8.01,
expiration date 12/31/49	46,052	4,852,960
Wells Fargo 7.50% exercise price $156.71,
expiration date 12/31/49	3,298	3,756,422
Total Convertible Preferred Stock
(cost $40,243,813)		42,005,594

	Number of shares		Value (U.S. $)
Preferred Stock – 0.66%
Alabama Power 5.625%		288,353	$6,614,818
# Ally Financial 144A 7.00%		9,820	9,429,349
Halcon Resources 5.75%		2,745	2,888,426
• Integrys Energy Group 6.00%		205,100	4,965,471
National Retail Properties 5.70%		202,445	4,028,656
*• PNC Financial Services Group 8.25%		4,602,000	4,615,806
Public Storage 5.20%		212,995	4,340,838
* Wells Fargo 5.20%		304,993	6,404,847
Total Preferred Stock
(cost $47,026,221)			43,288,211

	Principal amount°
Short-Term Investments – 12.68%
≠Discount Notes – 1.51%
Federal Home Loan Bank Discount Notes
0.025% 11/15/13	USD	20,336,627	20,336,546
0.05% 12/27/13		10,598,644	10,598,315
0.065% 11/6/13		68,644,455	68,644,387
			99,579,248
Repurchase Agreements – 5.14%
Bank of America 0.06%, dated 10/31/13, to be
repurchased on 11/1/13, repurchase price
$84,534,514 (collateralized by U.S. government
obligations 0.625%-1.625% 7/15/14-1/15/15;
market value $86,225,071)		84,534,374	84,534,374
BNP Paribas 0.08%, dated 10/31/13, to be
repurchased on 11/1/13, repurchase price
$254,253,191 (collateralized by U.S. government
obligations 0.25%-3.875% 12/15/13-8/15/40;
market value $259,337,683)		254,252,626	254,252,626
			338,787,000

Schedule of investments
Delaware Diversified Income Fund

	Principal amount°		Value (U.S. $)
Short-Term Investments (continued)
≠U.S. Treasury Obligations – 6.03%
United States Treasury Bills
0.02% 12/19/13	USD	66,045,651	$66,042,877
0.033% 1/23/14		86,495,411	86,488,405
0.053% 11/14/13		141,259,779	141,259,073
0.065% 4/24/14		103,163,822	103,125,136
			396,915,491
Total Short-Term Investments
(cost $835,286,585)			835,281,739
Total Value of Securities Before Securities
Lending Collateral – 111.29%
(cost $7,208,250,019)			7,331,354,045

**Securities Lending Collateral – 2.64%
Investment Companies
Delaware Investments Collateral Fund No.1		174,358,902	174,358,738
Total Securities Lending Collateral
(cost $174,358,738)			174,358,738

Total Value of Securities – 113.93%
(cost $7,382,608,757)			$7,505,712,783

°	Principal amount shown is stated in the currency in which each security is denominated.
•	Variable rate security. The rate shown is the rate as of Oct. 31, 2013. Interest rates reset periodically.
✗	Interest only security. An interest only security is the interest only portion of a fixed income security which is separated and sold individually from the principal portion of the security.
t	Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At Oct. 31, 2013, the aggregate value of Rule 144A securities was $1,414,268,072, which represented 21.47% of the Fund’s net assets. See Note 11 in “Notes to financial statements.”
*	Fully or partially on loan.
ϕ	Step coupon bond. Coupon increases or decreases periodically based on a predetermined schedule. Stated rate in effect at Oct. 31, 2013.

^	Zero coupon security. The rate shown is the yield at the time of purchase.
Δ	Securities have been classified by country of origin.
«	Senior Secured Loans generally pay interest at rates which are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates are generally: (i) the prime rate offered by one or more United States banks, (ii) the lending rate offered by one or more European banks such as the London Inter-Bank Offered Rate (LIBOR), and (iii) the certificate of deposit rate. Senior Secured Loans may be subject to restrictions on resale. Stated rate in effect at Oct. 31, 2013.
∞	Fully or partially pledged as collateral for futures contracts.
=	Security is being fair valued in accordance with the Fund’s fair valuation policy. At Oct. 31, 2013, the aggregate value of fair valued securities was $0, which represented 0.00% of the Fund’s net assets. See Note 1 in “Notes to financial statements.”
†	Non income producing security.
≠	The rate shown is the effective yield at time of purchase.
**	See Note 10 in “Notes to financial statements” for additional information on securities lending collateral.
©	Includes $166,400,866 of securities loaned.

Schedule of investments
Delaware Diversified Income Fund

The following foreign currency exchange contracts, futures contracts and swap contracts were outstanding at Oct. 31, 2013:[1]

Foreign Currency Exchange Contracts

						Unrealized
						Appreciation
Counterparty	Contracts to Receive (Deliver)		In Exchange For		Settlement Date	(Depreciation)
BAML	AUD	(11,574,000)	USD	10,992,210	11/1/13	$49,709
BAML	AUD	(24,368,628)	USD	22,989,754	12/6/2013	4,032
BAML	CAD	(10,635,203)	USD	10,186,402	12/6/2013	(3,294)
BAML	EUR	(4,983,376)	USD	6,846,066	12/6/2013	78,920
BAML	GBP	(1,244,731)	USD	2,014,646	12/6/2013	19,324
BAML	IDR	71,774,832,300	USD	(6,673,625)	12/6/2013	(372,336)
BAML	JPY	(2,425,774,357)	USD	24,934,286	12/6/2013	258,233
BAML	MYR	21,516,503	USD	(6,872,965)	12/6/2013	(73,520)
BAML	NZD	9,369,641	USD	(7,821,571)	12/6/2013	(101,590)
BAML	PLN	(42,397,500)	USD	13,857,900	11/5/2013	102,637
BAML	TRY	26,961,565	USD	(13,543,761)	12/6/2013	(124,793)
BNP	AUD	(7,604,203)	USD	7,278,728	12/6/2013	106,059
BCLY	MXN	(127,849,343)	USD	9,835,420	12/6/2013	58,539
CITI	CLP	4,810,473,184	USD	(9,480,633)	12/6/2013	(140,308)
CITI	JPY	1,053,567,228	USD	(10,823,613)	12/6/2013	(106,260)
CITI	PLN	(4,673,965)	USD	1,535,803	12/6/2013	22,389
DB	MXN	60,283,000	USD	(4,633,411)	11/4/2013	(11,595)
GSC	GBP	(2,441,301)	USD	3,949,781	12/6/2013	36,341
HSBC	BRL	(14,049,369)	USD	6,377,959	12/6/2013	159,801
HSBC	EUR	(26,802,506)	USD	36,963,202	12/6/2013	566,894
HSBC	JPY	2,594,060,948	USD	(26,637,773)	12/6/2013	(249,835)
HSBC	PHP	382,073,727	USD	(8,914,043)	12/6/2013	(66,467)
JPMC	EUR	11,067,366	USD	(15,263,337)	12/6/2013	(234,471)
JPMC	JPY	831,502,678	USD	(8,543,128)	12/6/2013	(84,715)
JPMC	NOK	(98,108,302)	USD	16,493,780	11/5/2013	19,072
JPMC	SEK	(12,449,479)	USD	1,963,052	12/6/2013	44,007
MSC	JPY	3,131,962,439	USD	(32,182,330)	12/6/2013	(322,619)
TD	GBP	3,941,902	USD	(6,378,329)	12/6/2013	(59,404)
TD	IDR	221,663,707,870	USD	(20,596,888)	12/6/2013	(1,136,486)
TD	JPY	(6,639,372,592)	USD	68,235,470	12/6/2013	696,829
TD	ZAR	(21,043,804)	USD	2,133,032	12/6/2013	49,205
UBS	CAD	(10,557,457)	USD	10,104,280	12/6/2013	(10,926)
						$(826,628)

Futures Contracts

					Unrealized
		Notional Cost			Appreciation
Contracts to Buy (Sell)		(Proceeds)	Notional Value	Expiration Date	(Depreciation)
(186)	Euro-O.A.T.	$(32,887,661)	$(34,014,794)	12/11/13	$(1,127,133)
(98)	U.S. Treasury Long Bond	(13,008,285)	(13,211,625)	1/1/14	(203,340)
3,155	U.S. Treasury 10 yr Notes	400,864,270	401,818,828	1/1/14	954,558
		$354,968,324			$(375,915)

Swap Contracts
CDS Contracts[2]
			Annual		Unrealized
			Protection	Termination	Appreciation
Counterparty	Swap Referenced Obligation	Notional Value	Payments	Date	(Depreciation)
Protection Purchased:
DB	CDX.EM.20	USD21,950,000	5.00%	12/20/18	$98,516

The use of foreign currency exchange contracts, futures contracts and swap contracts involves elements of market risk and risks in excess of the amounts disclosed in the financial statements. The foreign currency exchange contracts and notional values presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

1 See Note 9 in “Notes to financial statements.”
2 A CDS contract is a risk-transfer instrument through which one party (purchaser of protection) transfers to another party (seller of protection) the financial risk of a credit event (as defined in the CDS agreement), as it relates to a particular reference security or basket of securities (such as an index). Periodic payments (receipts) on such contracts are accrued daily and recorded as unrealized losses (gains) on swap contracts. Upon payment (receipt), such amounts are recorded as realized losses (gains) on swap contracts. Upfront payments made or received in connection with CDS contracts are amortized over the expected life of the CDS contracts as unrealized losses (gains) on swap contracts. The change in value of CDS contracts is recorded as unrealized appreciation or depreciation daily. A realized gain or loss is recorded upon a credit event (as defined in the CDS agreement) or the maturity or termination of the agreement.

Summary of abbreviations:
AMT — Subject to Alternative Minimum Tax
ARM — Adjustable Rate Mortgage
AUD — Australian Dollar
BAML — Bank of America Merrill Lynch
BCLY — Barclays Bank
BNP — Banque Paribas
BRL— Brazilian Real
CAD — Canadian Dollar
CDX.EM — Credit Default Swap Index Emerging Markets

Schedule of investments
Delaware Diversified Income Fund

CITI — Citigroup Global Markets
CLP — Chilean Peso
CPI — Consumer Price Index
DB — Deutsche Bank
DIP — Debtor in Possession
EUR — European Monetary Unit
GBP — British Pound Sterling
GNMA — Government National Mortgage Association
GSC — Goldman Sachs Capital
GSMPS — Goldman Sachs Reperforming Mortgage Securities
HSBC — Hong Kong Shanghai Bank
IDR — Indonesian Rupiah
JPMC — JPMorgan Chase Bank
JPY — Japanese Yen
KRW — South Korean Won
MASTR — Mortgage Asset Securitization Transactions, Inc.
MSC — Morgan Stanley Capital
MXN — Mexican Peso
MYR — Malaysian Ringgit
NCUA — National Credit Union Administration
NGN — Nigerian Naira
NOK — Norwegian Krone
NZD — New Zealand Dollar
O.A.T. — Obligations Assimilables du Tresor
PHP — Philippine Peso
PLN — Polish Zloty
RASC — Residential Asset Securities Corporation
REMIC — Real Estate Mortgage Investment Conduit
SEK — Swedish Krona
S.F. — Single Family
TBA — To be announced
TD — Toronto Dominion Securities
TRY — Turkish Lira
UBS — Union Bank of Switzerland
USD — United States Dollar
yr — Year
ZAR — South African Rand

See accompanying notes, which are an integral part of the financial statements.

Statement of assets and liabilities
Delaware Diversified Income Fund	October 31, 2013

Assets:
Investments, at value[1] (including securities on loan of $166,400,866)	$6,496,072,306
Short-term investments, at value[2]	835,281,739
Short-term investments held as collateral for loaned securities, at value[3]	174,358,738
Foreign currencies, at value[4]	23,018,102
Cash collateral for derivatives	7,580,000
Receivable for securities sold	1,016,877,073
Dividends and interest receivable	64,804,915
Receivable for fund shares sold	11,697,764
Unrealized gain of foreign currency exchange contracts	2,271,991
Securities lending income receivable	77,890
Total assets	8,632,040,518

Liabilities:
Cash overdraft	5,814,245
Payable for securities purchased	1,767,337,727
Payable for fund shares redeemed	76,125,746
Obligation to return securities lending collateral	174,358,738
Unrealized loss of foreign currency exchange contracts	3,098,619
Unrealized loss on credit default swap contracts
(including upfront payments received $2,438,014)	2,339,498
Variation margin payable on futures contracts	1,117,330
Distributions payable	6,508,051
Annual protection payments on credit default swap contracts	127,526
Investment management fees payable	2,572,080
Distribution fees payable to affiliates	2,045,028
Trustees fees payable	19,467
Other affiliates payable	565,331
Other accrued expenses	1,976,784
Total liabilities	2,044,006,170

Total Net Assets	$6,588,034,348

[1]Investments, at cost	$6,372,963,434
[2]Short-term investments, at cost	835,286,585
[3]Short-term investments held as collateral for loaned securities, at cost	174,358,738
[4]Foreign currencies, at cost	23,035,997

Net Assets Consist of:
Paid-in capital	$6,554,184,992
Distributions in excess of net investment income	(13,486,194)
Accumulated net realized loss on investments and derivatives	(74,478,595)
Net unrealized appreciation of investments and derivatives	121,814,145
Total Net Assets	$6,588,034,348

Net Asset Value

Class A
Net assets	$3,244,801,250
Shares of beneficial interest outstanding, unlimited authorization, no par	361,948,290
Net asset value per share	$8.96
Sales charge	4.50%
Offering price per share, equal to net asset value per share/(1 - sales charge)	$9.38

Class B
Net assets	$9,442,518
Shares of beneficial interest outstanding, unlimited authorization, no par	1,054,948
Net asset value per share	$8.95

Class C
Net assets	$1,471,552,731
Shares of beneficial interest outstanding, unlimited authorization, no par	164,166,807
Net asset value per share	$8.96

Class R
Net assets	$124,586,270
Shares of beneficial interest outstanding, unlimited authorization, no par	13,904,331
Net asset value per share	$8.96

Institution Class
Net assets	$1,737,651,579
Shares of beneficial interest outstanding, unlimited authorization, no par	193,694,017
Net asset value per share	$8.97

See accompanying notes, which are an integral part of the financial statements.

Statement of operations
Delaware Diversified Income Fund	Year Ended October 31, 2013

Investment Income:
Interest	$324,456,506
Dividends	7,963,986
Securities lending income	1,129,900	$333,550,392

Expenses:
Management fees	37,444,345
Distribution expenses – Class A	12,445,564
Distribution expenses – Class B	153,578
Distribution expenses – Class C	19,391,665
Distribution expenses – Class R	856,815
Dividend disbursing and transfer agent fees and expenses	11,014,965
Accounting and administration expenses	3,290,694
Reports and statements to shareholders	774,401
Legal fees	583,691
Custodian fees	572,113
Trustees’ fees	408,231
Registration fees	263,322
Insurance	174,087
Consulting fees	82,178
Audit and tax	68,558
Dues and services	55,414
Pricing fees	52,836
Trustees’ expenses	30,482	87,662,939
Less waived distribution expenses – Class A		(1,956,841)
Less waived distribution expenses – Class R		(133,983)
Less expense paid indirectly		(6,044)
Total operating expenses		85,566,071
Net Investment Income		247,984,321

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	$46,057,177
Foreign currencies	(26,164,488)
Foreign currency exchange contracts	(21,207,353)
Futures contracts	(2,522,432)
Swap contracts	(27,896,558)
Options written	1,017,690
Net realized loss	(30,715,964)
Net change in unrealized appreciation (depreciation) of:
Investments	(322,660,281)
Foreign currencies	727,024
Foreign currency exchange contracts	1,496,081
Futures contracts	1,595,423
Swap contracts	1,138,105
Net change in unrealized appreciation (depreciation)	(317,703,648)
Net Realized and Unrealized Loss	(348,419,612)

Net Decrease in Net Assets Resulting from Operations	$(100,435,291)

See accompanying notes, which are an integral part of the financial statements.

Statements of changes in net assets
Delaware Diversified Income Fund

	Year Ended
	10/31/13	10/31/12
Increase (Decrease) in Net Assets from Operations:
Net investment income	$247,984,321	$280,187,960
Net realized gain (loss)	(30,715,964)	110,739,974
Net change in unrealized appreciation (depreciation)	(317,703,648)	271,623,747
Net increase (decrease) in net assets resulting
from operations	(100,435,291)	662,551,681

Dividends and Distributions to Shareholders from:
Net investment income:
Class A	(113,401,573)	(174,424,606)
Class B	(325,601)	(790,648)
Class C	(41,424,219)	(63,819,927)
Class R	(3,628,912)	(5,355,993)
Institutional Class	(63,836,683)	(76,401,112)

Net realized gain:
Class A	(44,853,987)	(111,610,939)
Class B	(179,929)	(732,822)
Class C	(20,830,889)	(51,559,199)
Class R	(1,508,898)	(3,715,709)
Institutional Class	(22,333,841)	(42,449,672)

Return of capital:
Class A	(37,093,319)	—
Class B	(107,045)	—
Class C	(13,596,818)	—
Class R	(1,187,785)	—
Institutional Class	(20,849,919)	—
	(385,159,418)	(530,860,627)
Capital Share Transactions:
Proceeds from shares sold:
Class A	889,060,120	1,520,100,444
Class B	48,967	350,897
Class C	174,308,080	467,468,216
Class R	51,152,003	74,337,347
Institutional Class	977,466,627	1,048,542,437

	Year Ended
	10/31/13	10/31/12
Capital Share Transactions (continued):
Net asset value of shares issued upon reinvestment
of dividends and distributions:
Class A	$188,583,462	$264,504,195
Class B	564,306	1,316,405
Class C	53,114,891	101,704,055
Class R	6,130,292	9,025,664
Institutional Class	94,270,920	103,962,231
	2,434,699,668	3,591,311,891

Cost of shares redeemed:
Class A	(2,484,540,885)	(1,333,075,813)
Class B	(12,268,441)	(11,412,519)
Class C	(875,859,568)	(381,583,967)
Class R	(85,464,560)	(71,438,247)
Institutional Class	(1,445,552,892)	(564,023,225)
	(4,903,686,346)	(2,361,533,771)
Increase (decrease) in net assets derived from
capital share transactions	(2,468,986,678)	1,229,778,120
Net Increase (Decrease) in Net Assets	(2,954,581,387)	1,361,469,174

Net Assets:
Beginning of year	9,542,615,735	8,181,146,561
End of year (including distributions in excess of
net investment income of $13,486,194 and
$37,607,692, respectively.)	$6,588,034,348	$9,542,615,735

See accompanying notes, which are an integral part of the financial statements.

Financial highlights
Delaware Diversified Income Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[1]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Return of capital
Total dividends and distributions

Net asset value, end of period

Total return[2]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets
prior to fees waived
Portfolio turnover

1 The average shares outstanding method has been applied for per share information.
2 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects a waiver by the distributor. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Year Ended
10/31/13	10/31/12	10/31/11	10/31/10	10/31/09
$9.450	$9.330	$9.770	$9.270	$7.740

0.278	0.304	0.359	0.444	0.500
(0.350)	0.396	(0.033)	0.598	1.611
(0.072)	0.700	0.326	1.042	2.111

(0.248)	(0.346)	(0.399)	(0.474)	(0.581)
(0.089)	(0.234)	(0.367)	(0.068)	—
(0.081)	—	—	—	—
(0.418)	(0.580)	(0.766)	(0.542)	(0.581)

$8.960	$9.450	$9.330	$9.770	$9.270

(0.66% )	7.82%	3.64%	11.60%	28.42%

$3,244,801	$4,890,056	$4,370,224	$4,423,278	$3,658,355
0.90%	0.90%	0.92%	0.93%	0.97%

0.95%	0.95%	0.97%	0.98%	1.02%
3.03%	3.26%	3.84%	4.68%	5.96%

2.98%	3.21%	3.79%	4.63%	5.91%
238%	238%	237%	232%	213%

Financial highlights
Delaware Diversified Income Fund Class B

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[1]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Return of capital
Total dividends and distributions

Net asset value, end of period

Total return[2]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of net investment income to average net assets
Portfolio turnover

1 The average shares outstanding method has been applied for per share information.
2 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge.

See accompanying notes, which are an integral part of the financial statements.

Year Ended
10/31/13	10/31/12	10/31/11	10/31/10	10/31/09
$9.440	$9.320	$9.750	$9.260	$7.730

0.210	0.233	0.288	0.372	0.438
(0.351)	0.397	(0.022)	0.589	1.610
(0.141)	0.630	0.266	0.961	2.048

(0.196)	(0.276)	(0.329)	(0.403)	(0.518)
(0.089)	(0.234)	(0.367)	(0.068)	—
(0.064)	—	—	—	—
(0.349)	(0.510)	(0.696)	(0.471)	(0.518)

$8.950	$9.440	$9.320	$9.750	$9.260

(1.52% )	7.02%	2.98%	10.78%	27.51%

$9,442	$21,974	$31,451	$45,741	$50,608
1.65%	1.65%	1.67%	1.68%	1.72%
2.28%	2.51%	3.09%	3.93%	5.21%
238%	238%	237%	232%	213%

Financial highlights
Delaware Diversified Income Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[1]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Return of capital
Total dividends and distributions

Net asset value, end of period

Total return[2]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of net investment income to average net assets
Portfolio turnover

1 The average shares outstanding method has been applied for per share information.
2 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge.

See accompanying notes, which are an integral part of the financial statements.

Year Ended
10/31/13	10/31/12	10/31/11	10/31/10	10/31/09
$9.450	$9.330	$9.760	$9.270	$7.740

0.209	0.234	0.289	0.373	0.437
(0.349)	0.397	(0.023)	0.588	1.611
(0.140)	0.631	0.266	0.961	2.048

(0.197)	(0.277)	(0.329)	(0.403)	(0.518)
(0.089)	(0.234)	(0.367)	(0.068)	—
(0.064)	—	—	—	—
(0.350)	(0.511)	(0.696)	(0.471)	(0.518)

$8.960	$9.450	$9.330	$9.760	$9.270

(1.51% )	7.01%	2.98%	10.65%	27.47%

$1,471,553	$2,230,985	$2,012,603	$2,097,340	$1,375,429
1.65%	1.65%	1.67%	1.68%	1.72%
2.28%	2.51%	3.09%	3.93%	5.21%
238%	238%	237%	232%	213%

Financial highlights
Delaware Diversified Income Fund Class R

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[1]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Return of capital
Total dividends and distributions

Net asset value, end of period

Total return[2]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets
prior to fees waived
Portfolio turnover

1 The average shares outstanding method has been applied for per share information.
2 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during all of the periods shown reflects a waiver by the distributor. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Year Ended
10/31/13	10/31/12	10/31/11	10/31/10	10/31/09
$9.450	$9.330	$9.760	$9.270	$7.730

0.255	0.280	0.336	0.420	0.479
(0.350)	0.397	(0.023)	0.589	1.621
(0.095)	0.677	0.313	1.009	2.100

(0.231)	(0.323)	(0.376)	(0.451)	(0.560)
(0.089)	(0.234)	(0.367)	(0.068)	—
(0.075)	—	—	—	—
(0.395)	(0.557)	(0.743)	(0.519)	(0.560)

$8.960	$9.450	$9.330	$9.760	$9.270

(1.02% )	7.55%	3.49%	11.33%	28.27%

$124,586	$160,695	$146,620	$172,642	$137,179
1.15%	1.15%	1.17%	1.18%	1.22%

1.24%	1.25%	1.27%	1.28%	1.32%
2.78%	3.01%	3.59%	4.43%	5.71%

2.69%	2.91%	3.49%	4.33%	5.61%
238%	238%	237%	232%	213%

Financial highlights
Delaware Diversified Income Fund Institutional Class

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[1]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Return of capital
Total dividends and distributions

Net asset value, end of period

Total return[2]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of net investment income to average net assets
Portfolio turnover

1 The average shares outstanding method has been applied for per share information.
2 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.

See accompanying notes, which are an integral part of the financial statements.

Year Ended
10/31/13	10/31/12	10/31/11	10/31/10	10/31/09
$9.460	$9.340	$9.770	$9.280	$7.740

0.301	0.327	0.383	0.470	0.521
(0.350)	0.397	(0.023)	0.586	1.621
(0.049)	0.724	0.360	1.056	2.142

(0.265)	(0.370)	(0.423)	(0.498)	(0.602)
(0.089)	(0.234)	(0.367)	(0.068)	—
(0.087)	—	—	—	—
(0.441)	(0.604)	(0.790)	(0.566)	(0.602)

$8.970	$9.460	$9.340	$9.770	$9.280

(0.52% )	8.08%	4.01%	11.76%	28.87%

$1,737,652	$2,238,906	$1,620,249	$1,242,001	$323,134
0.65%	0.65%	0.67%	0.68%	0.72%
3.28%	3.51%	4.09%	4.93%	6.21%
238%	238%	237%	232%	213%

Notes to financial statements
Delaware Diversified Income Fund	October 31, 2013

Delaware Group® Adviser Funds (Trust) is organized as a Delaware statutory trust and offers four series: Delaware Diversified Income Fund, Delaware Global Real Estate Opportunities Fund, Delaware International Bond Fund and Delaware U.S. Growth Fund. These financial statements and related notes pertain to Delaware Diversified Income Fund (Fund). The Trust is an open-end investment company. The Fund is considered diversified under the Investment Company Act of 1940, as amended, and offers Class A, Class B, Class C, Class R and Institutional Class shares. Class A shares are sold with a maximum front-end sales charge of 4.50%. Class A share purchases of $1,000,000 or more will incur a contingent deferred sales charge (CDSC) of 1.00% if redeemed during the first year and 0.50% during the second year, provided that Delaware Distributors, L.P. (DDLP) paid a financial advisor a commission on the purchase of those shares. Class B shares may be purchased only through dividend reinvestment and certain permitted exchanges. Prior to June 1, 2007, Class B shares were sold with a CDSC that declined from 4.00% to zero depending upon the period of time the shares were held. Class B shares will automatically convert to Class A shares on a quarterly basis approximately eight years after purchase. Class C shares are sold with a CDSC of 1.00%, if redeemed during the first twelve months. Class R and Institutional Class shares are not subject to a sales charge and are offered for sale exclusively to certain eligible investors.

The investment objective of the Fund is to seek maximum long-term total return, consistent with reasonable risk.

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by the Fund.

Security Valuation — Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used, which approximates fair value. Debt securities, credit default swap (CDS) contracts and interest rate swap contracts are valued based upon valuations provided by an independent pricing service or broker/counterparty and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Valuations for fixed income securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. U.S. government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. For asset-backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities, pricing vendors utilize matrix pricing which considers prepayment speed, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type as well as broker/dealer-supplied prices. Swap prices are derived using daily swap curves and models that incorporate a number of market data factors, such as discounted cash flows, trades and values of the underlying reference instruments. Investment company securities are valued at net asset value per share, as reported by the underlying investment company. Foreign currency exchange contracts and foreign cross currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Futures contracts and options on futures contracts are valued at the daily quoted settlement prices. Exchange-traded options are valued at the last reported sale price or, if no sales are reported, at the mean between the last reported bid and ask prices, which approximates fair value. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal & Foreign Income Taxes — No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken for all open federal income tax years (Oct. 31, 2010–Oct. 31, 2013), and has concluded that no provision for federal income tax is required in the Fund’s financial statements. In regard to foreign taxes only, the Fund has open tax years in certain foreign countries it invests in that may date back to the inception of the Fund.

Class Accounting — Investment income and common expenses are allocated to the various classes of the Fund on the basis of “settled shares” of each class in relation to the net assets of the Fund. Realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements — The Fund may purchase certain U.S. government securities subject to the counterparty’s agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with

Notes to financial statements
Delaware Diversified Income Fund

1. Significant Accounting Policies (continued)

the Fund’s custodian or a third-party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements as of the date of this report were entered into on Oct. 31, 2013.

To Be Announced Trades (TBA) — The Fund may contract to purchase or sell securities for a fixed price at a transaction date beyond the customary settlement period (e.g., “when issued,” “delayed delivery,” “forward commitment,” or “TBA transactions”) consistent with the Fund’s ability to manage its investment portfolio and meet redemption requests. These transactions involve a commitment by the Fund to purchase or deliver securities for a predetermined price or yield with payment and delivery taking place more than three days in the future, or after a period longer than the customary settlement period for that type of security. No interest will be earned by the Fund on such purchases until the securities are delivered; however, the market value may change prior to delivery.

Foreign Currency Transactions — Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date in accordance with the Fund’s prospectus. The value of all assets and liabilities denominated in foreign currencies is translated daily into U.S. dollars at the exchange rate of such currencies against the U.S. dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund generally bifurcates that portion of realized gains and losses on investments in debt securities which is due to changes in foreign exchange rates from that which is due to changes in market prices of debt securities. That portion of gains (losses) is included in the statement of operations under the caption net realized gain (loss) on foreign currencies. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates — The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other — Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated among such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold.

Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums on debt securities are amortized to interest income over the lives of the respective securities using the effective interest method. Realized gains (losses) on paydowns of asset- and mortgage-backed securities are classified as interest income. Withholding taxes and reclaims on foreign interest have been recorded in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. The Fund may pay foreign capital gain taxes on certain foreign securities held, which are reported as components of realized losses for financial reporting purposes, whereas such components are treated as ordinary loss for federal income tax purposes. The Fund declares dividends daily from net investment income and pays the dividends monthly and declares and pays distributions from net realized gain on investments, if any, annually. The Fund may distribute more frequently, if necessary for tax purposes. Dividends and distributions, if any, are recorded on the ex-dividend date.

The Fund may receive earnings credits from its custodian when positive cash balances are maintained, which are used to offset custody fees. There were no earnings credits for the year ended Oct. 31, 2013.

The Fund receives earnings credits from its transfer agent when positive cash balances are maintained, which are used to offset transfer agent fees. If the amount earned is greater than one dollar, the expense paid under this arrangement is included in dividend disbursing and transfer agent fees and expenses and appears on the statement of operations with the corresponding expense offset shown as “expense paid indirectly.” For the year ended Oct. 31, 2013, the Fund earned $6,044 under the agreement.

2. Investment Management, Administration Agreements and Other Transactions with Affiliates

In accordance with the terms of its investment management agreement, the Fund pays Delaware Management Company (DMC), a series of Delaware Management Business Trust and the investment manager, an annual fee which is calculated daily at the rate of 0.55% on the first $500 million of average daily net assets of the Fund, 0.50% on the next $500 million, 0.45% on the next $1.5 billion and 0.425% on average daily net assets in excess $2.5 billion.

Delaware Service Company, Inc. (DSC), an affiliate of DMC, provides fund accounting and financial administration oversight services to the Fund. For these services, the Fund pays DSC fees based on the aggregate daily net assets of the Delaware Investments® Family of Funds at the following annual rate: 0.0050% of the first $30 billion; 0.0045% of the next $10 billion; 0.0040% of the next $10 billion; and 0.0025% of aggregate average daily net assets in excess of $50 billion. The fees payable to DSC under the service agreement described above are allocated among all Funds in the Delaware Investments Family of Funds on a relative net asset value basis. For the year ended Oct. 31, 2013, the Fund was charged $411,365 for these services.

Notes to financial statements
Delaware Diversified Income Fund

2. Investment Management, Administration Agreements and Other Transactions with Affiliates (continued)

DSC is also the transfer agent and dividend disbursing agent of the Fund. For these services, the Fund pays DSC fees based on the aggregate daily net assets of the retail funds within the Delaware Investments Family of Funds at the following annual rate: 0.025% of the first $20 billion; 0.020% of the next $5 billion; 0.015% of the next $5 billion; and 0.013% on average daily net assets in excess of $30 billion. Pursuant to a sub-transfer agency agreement between DSC and BNY Mellon Investment Servicing (US) Inc. (BNYMIS), BNYMIS provides certain sub-transfer agency services to the Fund. Sub-transfer agency fees are passed on to and paid directly by the Fund. These amounts are included in the statement of operations as dividend disbursing and transfer agent fees and expenses. For the year ended Oct. 31, 2013, the amounts charged by DSC and BNYMIS were $9,426,553 and $1,588,412, respectively.

Pursuant to a distribution agreement and distribution plan, the Fund pays DDLP, the distributor and an affiliate of DMC, an annual distribution and service fee of 1.00% of the average daily net assets of the Class B and C shares. Effective Oct. 1, 2013, the Fund pays DDLP annual distribution and service fees of 0.25% and 0.50%, respectively, of the average daily net assets of the Class A and Class R shares’. Prior to Oct. 1, 2013, the Fund paid an annual distribution and service fee of 0.30% and 0.60%, respectively, of the average daily net assets of the Class A and Class R shares’. For the period from Nov. 1, 2012 to Oct. 1, 2013 the distribution and service fees for Class A and Class R were contractually limited to 0.25% and 0.50%, respectively, of the classes’ average daily net assets. Institutional Class shares pay no distribution and service expenses.

As provided in the investment management agreement, the Fund bears the cost of certain legal services, including internal legal services provided to the Fund by DMC and/or its affiliates’ employees. For the year ended Oct. 31, 2013, the Fund was charged $257,696 for internal legal services provided by DMC and/or its affiliates’ employees.

For the year ended Oct. 31, 2013, DDLP earned $174,375 for commissions on sales of the Fund’s Class A shares. For the year ended Oct. 31, 2013, DDLP received gross CDSC commissions of $55,149, $710 and $43,664 on redemptions of the Fund’s Class A, Class B and Class C shares, respectively, and these commissions were entirely used to offset up-front commissions previously paid by DDLP to broker/dealers on sales of those shares.

Trustees’ fees include expenses accrued by the Fund for each Trustee’s retainer and meeting fees. Certain officers of DMC, DSC and DDLP are officers and/or Trustees of the Trust. These officers and Trustees are paid no compensation by the Fund.

3. Investments

For the year ended Oct. 31, 2013, the Fund made purchases of $17,205,789,295 and sales of $18,871,534,067 of investment securities other than U.S. government securities and short-term investments. For the year ended Oct. 31, 2013, the Fund made purchases of $2,114,460,066 and sales of $2,580,371,635 of long-term U.S. government securities.

At Oct. 31, 2013, the cost of investments for federal income tax purposes was $7,426,104,734. At Oct. 31, 2013, net unrealized appreciation was $79,608,049, of which $222,393,679 related to unrealized appreciation and $142,785,630 related to unrealized depreciation.

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized below.

Level 1 –	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)

Level 2 –	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)

Level 3 –	inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., broker-quoted securities, fair valued securities)

Level 3 investments are valued using significant unobservable inputs. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

Notes to financial statements
Delaware Diversified Income Fund

3. Investments (continued)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of Oct. 31, 2013:

	Level 1	Level 2	Level 3	Total
Agency, Asset- &
Mortgage-Backed
Securities[1]	$—	$1,567,826,126	$13,173,838	$1,580,999,964
Corporate Debt	—	3,805,071,701	—	3,805,071,701
Senior Secured Loans	—	615,154,250	—	615,154,250
Foreign Debt	—	306,903,420	—	306,903,420
Municipal Bonds	—	62,274,667	—	62,274,667
U.S. Treasury Obligations	—	38,949,575	—	38,949,575
Common Stock	1,424,924	—	—	1,424,924
Convertible Preferred
Stock[2]	18,833,420	23,172,174	—	42,005,594
Preferred Stock[2]	26,354,630	16,933,581	—	43,288,211
Short-Term Investments	—	835,281,739	—	835,281,739
Securities Lending
Collateral	—	174,358,738	—	174,358,738
Total	$46,612,974	$7,445,925,971	$13,173,838	$7,505,712,783

Foreign Currency
Exchange Contracts	$—	$(826,628)	$—	$(826,628)
Futures Contracts	(375,915)	—	—	(375,915)
Swap Contracts	—	98,516	—	98,516

[1]Security type is valued across multiple levels. The amounts attributed to Level 2 investments and Level 3 investments represent 99.79% and 0.21%, respectively, of the total market value of this security type. Level 2 investments represent investments with observable inputs while Level 3 investments represent investments without observable inputs.

[2]Security type is valued across multiple levels. The amounts attributed to Level 1 investments and Level 2 investments represent 44.84% and 55.16% and 60.88% and 39.12%, respectively, of the total market value of these security types. Level 1 investments represent exchange traded investments while Level 2 investments represent investments with observable inputs.

During the year ended Oct. 31, 2013, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a significant impact to the Fund. The Fund’s policy is to recognize transfers between levels at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning, interim or end of the period in relation to net assets. Management has determined not to provide additional disclosure on Level 3 inputs under ASU No. 2011-04 since the Level 3 investments are not considered significant to the Fund’s net assets at the end of the period.

4. Dividend and Distribution Information

Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. Additionally, distributions from net gains on foreign currency transactions and net short-term gains on sales of investment securities are treated as ordinary income for federal income tax purposes. The tax character of dividends and distributions paid during the years ended Oct. 31, 2013 and 2012 were as follows:

	Year Ended
	10/31/13	10/31/12
Ordinary income	$275,299,727	$412,360,537
Long-term capital gain	37,024,805	118,500,090
Return of capital	72,834,886	—
Total	$385,159,418	$530,860,627

5. Components of Net Assets on a Tax Basis

As of Oct. 31, 2013, the components of net assets on a tax basis were as follows:

Shares of beneficial interest	$6,554,184,992
Distributions payable	(6,508,051)
Capital loss carryforward	(35,118,418)
Other temporary differences	6,508,051
Unrealized appreciation	68,967,774
Net assets	$6,588,034,348

The differences between book basis and tax basis components of net assets are primarily attributable to tax deferral of losses on wash sales, mark-to-market of foreign currency exchange contracts, mark-to-market of futures and/or options contracts, tax deferral of losses on straddles, tax treatment of CDS contracts, tax treatment of contingent payment on debt instruments, distributions payable, and tax treatment of market discount and premium on debt instruments.

For financial reporting purposes, capital accounts are adjusted to reflect the tax character of permanent book/tax differences. Reclassifications are primarily due to tax treatment of gain (loss) on foreign currency transactions, tax treatment of contingent payments on debt instruments, market discount and premium on certain debt instruments, CDS contracts, foreign capital gain taxes and tax treatment of paydown gains (losses) of asset-and mortgage-backed securities. Results of operations and net assets were not affected by these reclassifications. For the year ended Oct. 31, 2013, the Fund recorded the following reclassifications:

Distributions in excess of net investment income	$(1,245,835)
Accumulated net realized gain (loss)	1,245,835

Notes to financial statements
Delaware Diversified Income Fund

5. Components of Net Assets on a Tax Basis (continued)

The Regulated Investment Company Modernization Act of 2010 (the Act) was enacted on Dec. 22, 2010. The Act makes changes to several tax rules, including providing for the unlimited carryover of future capital losses. The Act also provides that each capital loss carryforward retains its character as short-term or long-term capital loss.

Losses incurred by the Fund that will be carried forward under the Act are as follows:

Loss carryforward character
Short-term	Long-term
$35,118,418	—

6. Capital Shares

Transactions in capital shares were as follows:

	Year Ended
	10/31/13	10/31/12
Shares sold:
Class A	96,364,829	163,424,367
Class B	5,288	37,636
Class C	18,780,252	50,237,269
Class R	5,561,330	7,995,088
Institutional Class	105,812,619	112,519,790

Shares issued upon reinvestment of dividends and distributions:
Class A	20,512,652	28,668,206
Class B	61,303	143,303
Class C	5,787,536	11,038,873
Class R	667,773	979,616
Institutional Class	10,266,953	11,255,199
	263,820,535	386,299,347
Shares redeemed:
Class A	(272,143,771)	(143,178,609)
Class B	(1,339,486)	(1,228,493)
Class C	(96,397,088)	(40,970,892)
Class R	(9,329,920)	(7,687,930)
Institutional Class	(159,031,102)	(60,631,716)
	(538,241,367)	(253,697,640)
Net increase (decrease)	(274,420,832)	132,601,707

For the years ended Oct. 31, 2013 and 2012, 162,021 Class B shares were converted to 161,950 Class A shares valued at $1,492,498 and 372,298 Class B shares were converted to 372,250 Class A shares valued at $3,468,560, respectively. The respective amounts are included in Class B redemptions and Class A subscriptions in the table above and the statements of changes in net assets.

7. Line of Credit

The Fund, along with certain other funds in the Delaware Investments® Family of Funds (Participants), was a participant in a $125,000,000 revolving line of credit to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants were charged an annual commitment fee, which was allocated across the Participants on the basis of each Participant’s allocation of the entire facility. The Participants were permitted to borrow up to a maximum of one third of their net assets under the agreement. Each Participant was individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit under the agreement expired on Nov. 13, 2012.

On Nov. 13, 2012, the Fund, along with the other Participants, entered into an amendment to the agreement for a $125,000,000 revolving line of credit. The line of credit was to be used as described above and operated in substantially the same manner as the original agreement. The line of credit available under the agreement expired on Nov. 12, 2013.

On Nov. 12, 2013, the Fund, along with the other Participants, entered into an amendment to the agreement for a $225,000,000 revolving line of credit. The line of credit is to be used as described above and operates in substantially the same manner as the original agreement. The line of credit available under the agreement expires on Nov. 10, 2014.

The Fund had no amounts outstanding as of Oct. 31, 2013 or at any time during the year then ended.

8. Unfunded Commitments

The Fund may invest in floating rate loans. In connection with these investments, the Fund may also enter into unfunded corporate loan commitments (commitments). Commitments may obligate the Fund to furnish temporary financing to a borrower until permanent financing can be arranged. In connection with these commitments, the Fund earns a commitment fee, typically set as a percentage of the commitment amount. As of Oct. 31, 2013, the Fund had the following unfunded loan commitment:

Unfunded Loan
Borrower	Commitment
Community Health Systems	$4,215,000

9. Derivatives

U.S. GAAP requires disclosures that enable investors to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.

Notes to financial statements
Delaware Diversified Income Fund

9. Derivatives (continued)

Foreign Currency Exchange Contracts — The Fund may enter into foreign currency exchange contracts and foreign cross currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Fund may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies. The change in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts and foreign cross currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts and foreign cross currency exchange contracts limit the risk of loss due to an unfavorable change in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency change favorably. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. The Fund’s maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty. The risk is generally mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty.

Futures Contracts — A futures contract is an agreement in which the writer (or seller) of the contract agrees to deliver to the buyer an amount of cash or securities equal to a specific dollar amount times the difference between the value of a specific security or index at the close of the last trading day of the contract and the price at which the agreement is made. The Fund may use futures in the normal course of pursuing its investment objective. The Fund may invest in futures contracts to hedge its existing portfolio securities against fluctuations in fair value caused by changes in prevailing market interest rates. Upon entering into a futures contract, the Fund deposits cash or pledges U.S. government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. When investing in futures, there is reduced counterparty credit risk to the Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default.

Options Contracts — During the year ended Oct. 31, 2013, the Fund entered into options contracts in the normal course of pursuing its investment objective. The Fund may buy or write options contracts for any number of reasons, including without limitation: to manage the Fund’s exposure to changes in securities prices and foreign currencies; as an efficient means of adjusting the Fund’s overall exposure to certain markets; to protect the value of portfolio securities; and as a cash management tool. The Fund may buy or write call or put options on securities, futures, swaps “swaptions”, financial indices, and foreign currencies. When the Fund buys an option, a premium is paid and an asset is recorded and adjusted on a daily basis to reflect the current market value of the option purchased. When the Fund writes an option, a premium is received and a liability is recorded and adjusted on a daily basis to reflect the current market value of the option written. Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains. The difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is treated as realized gain or loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the Fund has a realized gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Fund. The Fund, as writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option. When writing options, the Fund is subject to minimal counterparty risk because the counterparty is only obligated to pay premiums and does not bear the market risk of an unfavorable market change. No options contracts were outstanding at Oct. 31, 2013.

Transactions in options written during the year ended Oct. 31, 2013 for the Fund were as follows:

	Number of
Call Options	Contracts	Premiums
Options outstanding at Oct. 31, 2012	—	$—
Options written	2,200	767,212
Options terminated in closing purchase transactions	(2,200)	(767,212)
Options outstanding at Oct. 31, 2013	—	$—

	Number of
Put Options	Contracts	Premiums
Options outstanding at Oct. 31, 2012	—	$—
Options written	3,224	$1,369,277
Options terminated in closing purchase transactions	(3,224)	(1,369,277)
Options outstanding at Oct. 31, 2013	—	$—

Swap Contracts — The Fund may enter into interest rate swap contracts and CDS contracts in the normal course of pursuing its investment objective. The Fund may use interest rate swaps to adjust the Fund’s sensitivity to interest rates or to hedge against changes in interest rates. The Fund may enter into CDS contracts in order to hedge against a credit event, to enhance total return or to gain exposure to certain securities or markets. The Fund will not be permitted to enter into any swap

Notes to financial statements
Delaware Diversified Income Fund

9. Derivatives (continued)

transactions unless, at the time of entering into such transactions, the unsecured long-term debt of the actual counterparty, combined with any credit enhancements, is rated at least BBB- by Standard & Poor’s (S&P) or Baa3 by Moody’s Investors Service (Moody’s) or is determined to be of equivalent credit quality by the manager.

Interest Rate Swaps. An interest rate swap contract is an exchange of interest rates between counterparties. In one instance, an interest rate swap involves payments received by the Fund from another party based on a variable or floating interest rate, in return for making payments based on a fixed interest rate. An interest rate swap can also work in reverse with the Fund receiving payments based on a fixed interest rate and making payments based on a variable or floating interest rate. Interest rate swaps may be used to adjust the Fund’s sensitivity to interest rates or to hedge against changes in interest rates. Periodic payments on such contracts are accrued daily and recorded as unrealized appreciation/depreciation on swap contracts. Upon periodic payment/receipt or termination of the contract, such amounts are recorded as realized gains or losses on swap contracts. The Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from/paid to the counterparty over the interest rate swap contract’s remaining life, to the extent that the amount is positive. This risk is mitigated by (1) having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty for trades entered prior to June 10, 2013, and (2) trading these instruments through a central counterparty for trades entered on or after June 10, 2013.

Credit Default Swaps. A CDS contract is a risk-transfer instrument through which one party (purchaser of protection) transfers to another party (seller of protection) the financial risk of a credit event (as defined in the CDS agreement), as it relates to a particular reference security or basket of securities (such as an index). In exchange for the protection offered by the seller of protection, the purchaser of protection agrees to pay the seller of protection a periodic amount at a stated rate that is applied to the notional amount of the CDS contract. In addition, an upfront payment may be made or received by the Fund in connection with an unwinding or assignment of a CDS contract. Upon the occurrence of a credit event, the seller of protection would pay the par (or other agreed-upon) value of the reference security (or basket of securities) to the counterparty. Credit events generally include, among others, bankruptcy, failure to pay, and obligation default. During the year ended Oct. 31, 2013, the Fund entered into CDS contracts as a purchaser and seller of protection. Periodic payments (receipts) on such contracts are accrued daily and recorded as unrealized losses (gains) on swap contracts. Upon payment (receipt), such amounts are recorded as realized losses (gains) on swap contracts. Upfront payments made or received in connection with CDS contracts are amortized over the expected life of the CDS contracts as unrealized losses (gains) on swap contracts. The change in value of CDS contracts is recorded as unrealized appreciation or depreciation daily. A realized gain or loss is recorded upon a credit event (as defined in the CDS agreement) or the maturity or termination of the agreement. For trades prior to June 10, 2013, the Fund had posted $7,580,000 as collateral for certain open derivatives, which is presented as cash collateral for derivatives on the statements of assets and liabilities. The Fund received $828,000 in securities as collateral for open swap contracts. Initial margin and variation margin is posted to central counterparties for CDS basket trades submitted on or after June 10, 2013, as determined by the applicable central counterparty.

CDS contracts may involve greater risks than if the Fund had invested in the reference obligation directly. CDS contracts are subject to general market risk, liquidity risk, counterparty risk and credit risk. The Fund’s maximum risk of loss from counterparty credit risk, either as the seller of protection or the buyer of protection, is the fair value of the contract. This risk is mitigated by (1) having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty for trades entered prior to June 10, 2013, and (2) trading these instruments through a central counterparty for trades entered on or after June 10, 2013.

Swaps Generally. The value of open swaps may differ from that which would be realized in the event the Fund terminated its position in the agreement. Risks of entering into these contracts include the potential inability of the counterparty to meet the terms of the contracts. This type of risk is generally limited to the amount of favorable movement in the value of the underlying security, instrument or basket of instruments, if any, at the day of default. Risks also arise from potential losses from adverse market movements and such losses could exceed the unrealized amounts shown on the statement of assets and liabilities.

Fair values of derivative instruments as of Oct. 31, 2013 were as follows:

	Asset Derivatives			Liability Derivatives
	Statement of Assets			Statement of Assets and
	and Liabilities Location	Fair Value		Liabilities Location	Fair Value
Forward currency exchange
contracts (Foreign currency
exchange contracts)	Unrealized gain of foreign currency exchange contracts	$2,271,991		Unrealized loss of foreign currency exchange contracts	$(3,098,619)
Interest rate contracts
(Futures contracts)	Variation margin payable on futures	954,558	*	Variation margin payable on futures contracts	(1,330,473)*
Credit contracts
(Swap contracts)	Unrealized loss on credit default swap contracts	98,516		Unrealized loss on credit default swap contracts	—
Total		$3,325,065			$(4,429,092)

*Includes cumulative appreciation of futures contracts from the date the contracts are opened through Oct. 31, 2013. Only current day variation margin is reported on the Fund’s statement of assets and liabilities.

Notes to financial statements
Delaware Diversified Income Fund

9. Derivatives (continued)

The effect of derivative instruments on the statement of operations for the year ended Oct. 31, 2013 was as follows:

		Net Realized Gain (Loss) on:
	Foreign	Financial
	Currency	Futures
	Transactions	Contracts	Options[1]	Swaps	Total
Forward currency
exchange contracts	$(21,207,353)	$—	$(474,061)	$—	$(21,681,414)
Interest rate contracts	—	(2,522,432)	(2,036,784)	(4,272,596)	(8,831,812)
Credit contracts	—	—	—	(23,623,962)	(23,623,962)
Total	$(21,207,353)	$(2,522,432)	$(2,510,845)	$(27,896,558)	$(54,137,188)

		Net Change in Unrealized Appreciation (Depreciation) of:
	Foreign	Financial
	Currency	Futures
	Transactions	Contracts	Options[1]	Swaps	Total
Forward currency
exchange contracts	$1,496,081	$—	$—	$—	$1,496,081
Interest rate contracts	—	1,595,423	—	—	1,595,423
Credit contracts	—	—	—	1,138,105	1,138,105
Total	$1,496,081	$1,595,423	$—	$1,138,105	$4,229,609

1Options purchased are included in the net realized gain (loss) on investments and net change in unrealized appreciation (depreciation) of investments.

Derivatives Generally. The table below summarizes the average balance of derivative holdings by the Fund during the year ended Oct. 31, 2013.

	Long		Short
	Derivative		Derivative
	Volume		Volume
Foreign currency exchange contracts (average cost)	USD	355,386,984	USD	603,820,879
Futures contracts (average notional value)		422,671,918		288,552,499
Options contracts (average notional value)		56,907		69,137
CDS contracts (average notional value)	EUR	43,574,623		—
	USD	38,023,420		4,213,889
Interest rate swap contracts (average notional value)	COP	33,505,325,397		—
	USD	22,113,571		—

*	Long represents buying protection and short represents selling protection.
**	Long represents receiving fixed interest payments and short represents paying fixed interest payments.

10. Securities Lending

The Fund, along with other funds in the Delaware Investments® Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). At the time a security is loaned, the borrower must post collateral equal to the required percentage of the market value of the loaned security, including any accrued interest. The required percentage is: (i) 102% with respect to U.S. securities and foreign securities that are denominated and payable in U.S. dollars; and (ii) 105% with respect to foreign securities. With respect to each loan, if on any business day the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day which, together with the collateral already held, will be not less than the applicable initial collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable initial collateral requirement, upon the request of the borrower BNY Mellon must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable initial collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security may be temporarily more or less than the value of the security on loan.

Cash collateral received is generally invested in the Delaware Investments Collateral Fund No. 1 (Collective Trust) established by BNY Mellon for the purpose of investment on behalf of funds managed by DMC that participate in BNY Mellon’s securities lending program. The Collective Trust may invest in U.S. government securities and high quality corporate debt, asset-backed and other money market securities and in repurchase agreements collateralized by such securities, provided that the Collective Trust will generally have a dollar-weighted average portfolio maturity of 60 days or less. The Fund can also accept U.S. government securities and letters of credit (non-cash collateral) in connection with securities loans. In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund or, at the discretion of the lending agent, replace the loaned securities. The Fund continues to record dividends or interest, as applicable, on the securities loaned and is subject to changes in value of the securities loaned that may occur during the term of the loan. The Fund has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Fund receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Fund, the security lending agent and the borrower. The Fund records security lending income net of allocations to the security lending agent and the borrower.

Notes to financial statements
Delaware Diversified Income Fund

10. Securities Lending (continued)

The Collective Trust used for the investment of cash collateral received from borrowers of securities seeks to maintain a net asset value per unit of $1.00, but there can be no assurance that it will always be able to do so. The Fund may incur investment losses as a result of investing securities lending collateral in the Collective Trust or another collateral investment pool. This could occur if an investment in a collateral investment pool defaulted or if it were necessary to liquidate assets in the collateral investment pool to meet returns on outstanding security loans at a time when the collateral investment pool’s net asset value per unit was less than $1.00. Under those circumstances, the Fund may not receive an amount from the collateral investment pool that is equal in amount to the collateral the Fund would be required to return to the borrower of the securities and the Fund would be required to make up for this shortfall.

At Oct. 31, 2013, the value of securities on loan was $166,400,866, for which cash collateral was received and invested in accordance with the Lending Agreement. At Oct. 31, 2013, the value of invested collateral was $174,358,738. This investment is are presented on the schedule of investments under the caption “Securities Lending Collateral.”

11. Credit and Market Risk

The Fund invests in fixed income securities whose value is derived from an underlying pool of mortgages or consumer loans. The value of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults, and may be adversely affected by shifts in the market’s perception of the issuers and changes in interest rates. Investors receive principal and interest payments as the underlying mortgages or consumer loans are paid back. Some of these securities are collateralized mortgage obligations (CMOs). CMOs are debt securities issued by U.S. government agencies or by financial institutions and other mortgage lenders, which are collateralized by a pool of mortgages held under an indenture. Prepayment of mortgages may shorten the stated maturity of the obligations and can result in a loss of premium, if any has been paid. Certain of these securities may be stripped (securities which provide only the principal or interest feature of the underlying security). The yield to maturity on an interest-only CMO is extremely sensitive not only to changes in prevailing interest rates, but also to the rate of principal payments (including prepayments) on the related underlying mortgage assets. A rapid rate of principal payments may have a material adverse effect on the Fund’s yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Fund may fail to fully recoup its initial investment in these securities even if the securities are rated in the highest rating categories.

The Fund invests a portion of its assets in high yield fixed income securities, which are securities rated lower than BBB- by S&P and Baa3 by Moody’s, or similarly rated by another nationally recognized statistical rating organization. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment-grade securities.

Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid, and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.

The Fund invests in certain obligations that may have liquidity protection to ensure that the receipt of payments due on the underlying security is timely. Such protection may be provided through guarantees, insurance policies or letters of credit obtained by the issuer or sponsor through third parties, through various means of structuring the transaction or through a combination of such approaches. The Fund will not pay any additional fees for such credit support, although the existence of credit support may increase the price of a security.

The Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund’s Board has delegated to DMC the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund’s limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s 15% limit on investments in illiquid securities. Rule 144A and illiquid securities have been identified on the schedule of investments.

12. Contractual Obligations

The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

13. Subsequent Events

Except as described in Note 7, management has determined that no other material events or transactions occurred subsequent to Oct. 31, 2013 that would require recognition or disclosure in the Fund’s financial statements.

Report of independent
registered public accounting firm

To the Board of Trustees of Delaware Group® Adviser Funds
and the Shareholders of Delaware Diversified Income Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Delaware Diversified Income Fund (one of the series constituting Delaware Group Adviser Funds, hereafter referred to as the “Fund”) at October 31, 2013, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the four years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2013 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion. The financial highlights for the year ended October 31, 2009 were audited by other independent accountants whose report dated December 22, 2009 expressed an unqualified opinion on those statements.

PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
December 23, 2013

Other Fund information
(Unaudited)
Delaware Diversified Income Fund

Tax Information

The information set forth below is for the Fund’s fiscal year as required by federal income tax laws. Shareholders, however, must report distributions on a calendar year basis for income tax purposes, which may include distributions for portions of two fiscal years of the Fund. Accordingly, the information needed by shareholders for income tax purposes will be sent to them in January of each year. Please consult your tax advisor for proper treatment of this information.

All disclosures are based on financial information available as of the date of this annual report and, accordingly are subject to change. For any and all items requiring reporting, it is the intention of the Fund to report the maximum amount permitted under the Internal Revenue Code and the regulations thereunder.

For the fiscal year ended Oct 31, 2013, the Fund reports distributions paid during the year as follows:

(A) Long-Term Distributions (Tax Basis)	9.61%
(B) Ordinary Income Distributions (Tax Basis)	71.48%
(C) Return of Capital (Tax Basis)	18.91%
Total Distributions (Tax Basis)	100.00%

(A), (B) and (C) are based on a percentage of the Fund’s total distributions.

For the fiscal year ended Oct 31, 2013, certain interest income paid by the Fund, determined to be Qualified Interest Income may be subject to relief from U.S. withholding for foreign shareholders, as provided by the American Jobs Creation Act of 2004, and as extended by Tax Relief Unemployment Insurance Reauthorization and Job Creations Act of 2010, and the American Taxpayer Relief Act of 2012. For the fiscal year ended Oct 31, 2013, the Fund has reported maximum distributions of Qualified Interest Income of $244,477,532.

Board consideration of Delaware Diversified Income Fund investment advisory agreement

At a meeting held on August 20-22, 2013 (the “Annual Meeting”), the Board of Trustees (the “Board”), including a majority of disinterested or independent Trustees, approved the renewal of the Investment Advisory Agreement for Delaware Diversified Income Fund (the “Fund”). In making its decision, the Board considered information furnished at regular quarterly Board meetings, including reports detailing Fund performance, investment strategies and expenses, as well as information prepared specifically in connection with the renewal of the investment advisory and sub-advisory contracts. Information furnished specifically in connection with the renewal of the Investment Advisory Agreement with Delaware Management Company (“DMC”) included materials provided by DMC and its affiliates (“Delaware Investments”) concerning, among other things, the nature, extent and quality of services provided to the Fund, the costs of such services to the Fund, economies of scale and the financial condition and profitability of Delaware Investments. In addition, in connection with the Annual Meeting, reports were

Other Fund information
(Unaudited)
Delaware Diversified Income Fund

Board consideration of Delaware Diversified Income Fund investment advisory agreement (continued)

provided to the Trustees in May 2013 and included reports provided by Lipper, Inc., an independent statistical compilation organization (“Lipper”). The Lipper reports compared the Fund’s investment performance and expenses with those of other comparable mutual funds. The Independent Trustees reviewed and discussed the Lipper reports with independent legal counsel to the Independent Trustees. The Board requested and received information regarding DMC’s policy with respect to advisory fee levels and its breakpoint philosophy; the structure of portfolio manager compensation; the investment manager’s profitability; comparative client fee information; and any constraints or limitations on the availability of securities for certain investment styles, which had in the past year inhibited, or which were likely in the future to inhibit, DMC’s ability to invest fully in accordance with Fund policies.

In considering information relating to the approval of the Fund’s advisory agreement, the Independent Trustees received assistance and advice from and met separately with independent legal counsel to the Independent Trustees. Although the Board gave attention to all information furnished, the following discussion identifies, under separate headings, the primary factors taken into account by the Board during its contract renewal considerations.

Nature, Extent and Quality of Service. The Board considered the services provided by Delaware Investments to the Fund and its shareholders. In reviewing the nature, extent and quality of services, the Board considered reports furnished to it throughout the year, which covered matters such as the relative performance of the Fund, compliance of portfolio managers with the investment policies, strategies and restrictions for the Fund, compliance by DMC and Delaware Distributors, L.P. (together, “Management”) personnel with the Code of Ethics adopted throughout the Delaware Investments Family of Funds complex and adherence to fair value pricing procedures as established by the Board. The Board was pleased with the current staffing of the Fund’s investment advisor and the emphasis placed on research in the investment process. The Board recognized DMC’s recent receipt of several industry distinctions. The Board gave favorable consideration to DMC’s efforts to control expenditures while maintaining service levels committed to fund matters. The Board noted that in July 2011 Management implemented measures to reduce overall costs and improve transfer agent and shareholder servicing functions through outsourcing. The Board noted the benefits provided to Fund shareholders through each shareholder’s ability to exchange an investment in one Delaware Investments fund for the same class of shares in another Delaware Investments fund without a sales charge, to reinvest Fund dividends into additional shares of the Fund or into additional shares of other Delaware Investments funds and the privilege to combine holdings in other Delaware Investments funds to obtain a reduced sales charge. The Board was satisfied with the nature, extent and quality of the overall services provided by Delaware Investments.

Investment Performance. The Board placed significant emphasis on the investment performance of the Fund in view of the importance of investment performance to shareholders. Although the Board gave appropriate consideration to performance reports and discussions with portfolio managers at Investment Committee meetings throughout the year, the Board gave particular weight to the Lipper reports furnished for the Annual Meeting. The Lipper reports prepared for the Fund showed the investment performance of its Class A shares in comparison to a group of similar funds as selected by Lipper (the “Performance Universe”). A fund with the best performance ranked first, and a fund with the poorest performance ranked last. The highest/best performing 25% of funds in the Performance Universe make up the first quartile; the next 25%, the second quartile; the next 25%, the third quartile; and the poorest/worst performing 25% of funds in the Performance Universe make up the fourth quartile. Comparative annualized performance for the Fund was shown for the past one-, three-, five- and ten-year periods ended March 31, 2013. The Board’s objective is that the Fund’s performance for the periods considered be at or above the median of its Performance Universe. The following paragraph summarizes the performance results for the Fund and the Board’s view of such performance.

The Performance Universe for the Fund consisted of the Fund and all retail and institutional multi-sector income funds as selected by Lipper. The Lipper report comparison showed that the Fund’s total return for the one- and three-year periods was in the fourth quartile of its Performance Universe. The report further showed that the Fund’s total return for the five- and ten-year periods was in the second quartile of its Performance Universe. The Fund’s short-term performance results were not in line with the Board’s objective. In evaluating the Fund’s performance, the Board considered the investment policy changes implemented in late 2012. The Board also considered the numerous investment and performance reports delivered by Management personnel to the Board’s Investments Committee. The Board was satisfied with the Fund’s longer term performance and believed that Management was taking action to improve the Fund’s short-term performance and to meet the Board’s performance objective.

Comparative Expenses. The Board considered expense comparison data for the Delaware Investments Family of Funds. Management provided the Board with information on pricing levels and fee structures for the Fund as of its most recently completed fiscal year. The Board also focused on the comparative analysis of effective management fees and total expense ratios of the Fund versus effective management fees and expense ratios of a group of similar funds as selected by Lipper (the “Expense Group”). In reviewing comparative costs, the Fund’s contractual management fee and the actual management fee incurred by the Fund were compared with the contractual management fees (assuming all funds in the Expense Group were similar in size to the Fund) and actual management fees (as reported by each fund) within the Expense Group, taking into account any applicable breakpoints and fee waivers. The Fund’s total expenses were also compared with those of its Expense Group. The Lipper total expenses, for comparative consistency, were shown by Lipper for Class A shares and comparative total expenses including 12b-1 and non

Other Fund information
(Unaudited)
Delaware Diversified Income Fund

Board consideration of Delaware Diversified Income Fund investment advisory agreement (continued)

12b-1 service fees. The Board considered fees paid to Delaware Investments for non-management services. The Board’s objective is to limit the Fund’s total expense ratio to be competitive with that of the Expense Group. The following paragraph summarizes the expense results for the Fund and the Board’s view of such expenses.

The expense comparisons for the Fund showed that its actual management fee and total expenses were in the quartile with the lowest expenses of its Expense Group. The Board was satisfied with the management fee and total expenses of the Fund in comparison to those of its Expense Group as shown in the Lipper report.

Management Profitability. The Board considered the level of profits realized by Delaware Investments in connection with the operation of the Fund. In this respect, the Board reviewed the Investment Management Profitability Analysis that addressed the overall profitability of Delaware Investments’ business in providing management and other services to each of the individual funds and the Delaware Investments Family of Funds as a whole. Specific attention was given to the methodology followed in allocating costs for the purpose of determining profitability. Management stated that the level of profits of Delaware Investments, to a certain extent, reflects recent operational cost savings and efficiencies initiated by Delaware Investments. The Board considered Delaware Investments’ efforts to improve services provided to fund shareholders and to meet additional regulatory and compliance requirements resulting from recent industry-wide Securities and Exchange Commission initiatives. The Board also considered the extent to which Delaware Investments might derive ancillary benefits from fund operations, including the potential for procuring additional business as a result of the prestige and visibility associated with its role as service provider to the Delaware Investments Family of Funds and the benefits from allocation of fund brokerage to improve trading efficiencies. The Board found that the management fees were reasonable in light of the services rendered and the level of profitability of Delaware Investments.

Economies of Scale. The Trustees considered whether economies of scale are realized by Delaware Investments as the Fund’s assets increase and the extent to which any economies of scale are reflected in the level of management fees charged. The Trustees reviewed the standardized advisory fee pricing and structure, approved by the Board and shareholders, which includes breakpoints. Breakpoints in the advisory fee occur when the advisory fee rate is reduced on assets in excess of specified levels. Breakpoints result in a lower advisory fee than would otherwise be the case on all assets when the asset levels specified are exceeded. The Board noted that the fee under the Fund’s management contract fell within the standard structure. The Board also noted that the Fund’s assets exceeded the final breakpoint level. The Board believed that, given the extent to which economies of scale might be realized by the advisor and its affiliates, the schedule of fees under the Investment Management Agreement provides a sharing of benefits with the Fund and its shareholders.

Board of trustees/directors and officers addendum
Delaware Investments® Family of Funds

A mutual fund is governed by a Board of Trustees/Directors (“Trustees”), which has oversight responsibility for the management of a fund’s business affairs. Trustees establish procedures and oversee and review the performance of the investment manager, the distributor, and others who perform services for the fund. The independent fund trustees, in particular, are advocates

Name, Address,	Position(s)	Length of
and Birth Date	Held with Fund(s)	Time Served
Interested Trustees
Patrick P. Coyne[1]	Chairman, President,	Chairman and Trustee
2005 Market Street	Chief Executive Officer,	since August 16, 2006
Philadelphia, PA 19103	and Trustee
April 1963		President and
Chief Executive Officer
since August 1, 2006

Independent Trustees
Thomas L. Bennett	Trustee	Since March 2005
2005 Market Street
Philadelphia, PA 19103
October 1947
Joseph W. Chow	Trustee	Since January 2013
2005 Market Street
Philadelphia, PA 19103
January 1953

John A. Fry	Trustee	Since January 2001
2005 Market Street
Philadelphia, PA 19103
May 1960

Anthony D. Knerr	Trustee	Since April 1990
2005 Market Street
Philadelphia, PA 19103
December 1938

1 Patrick P. Coyne is considered to be an “Interested Trustee” because he is an executive officer of the Fund’s(s’) investment advisor.

for shareholder interests. Each trustee has served in that capacity since he or she was elected to or appointed to the Board of Trustees, and will continue to serve until his or her retirement or the election of a new trustee in his or her place. The following is a list of the Trustees and Officers with certain background and related information.

	Number of Portfolios in
Principal Occupation(s)	Fund Complex Overseen	Other Directorships
During Past 5 Years	by Trustee or Officer	Held by Trustee or Officer

Patrick P. Coyne has served in	70	Director and Audit
various executive capacities		Committee Member
at different times at		Kaydon Corp.
Delaware Investments.[2]
		Board of Governors Member
		Investment Company
		Institute (ICI)

Private Investor	70	Director
(March 2004–Present)		Bryn Mawr Bank Corp. (BMTC)
		(2007–2011)

Executive Vice President	70	Director and Audit Committee
(Emerging Economies Strategies,		Member — Hercules
Risk and Corporate Administration)		Technology Growth
State Street Corporation		Capital, Inc.
(July 2004–March 2011)
President	70	Director — Hershey Trust
Drexel University
(August 2010–Present)		Director and Audit
		Committee Member
President		Community Health Systems
Franklin & Marshall College
(July 2002–July 2010)
Managing Director	70	None
AKA Strategy
(Strategic Consulting)
(1990–Present)

2 Delaware Investments is the marketing name for Delaware Management Holdings, Inc. and its subsidiaries, including the Fund’s(s’) investment advisor, principal underwriter, and its transfer agent.

Board of trustees/directors and officers addendum
Delaware Investments® Family of Funds

Name, Address,	Position(s)	Length of
and Birth Date	Held with Fund(s)	Time Served
Independent Trustees (continued)
Lucinda S. Landreth	Trustee	Since March 2005
2005 Market Street
Philadelphia, PA 19103
June 1947
Frances A. Sevilla-Sacasa	Trustee	Since September 2011
2005 Market Street
Philadelphia, PA 19103
January 1956

Thomas K. Whitford	Trustee	Since January 2013
2005 Market Street
Philadelphia, PA 19103
March 1956

	Number of Portfolios in
Principal Occupation(s)	Fund Complex Overseen	Other Directorships
During Past 5 Years	by Trustee or Officer	Held by Trustee or Officer

Private Investor	70	None
(2004–Present)

Chief Executive Officer —	70	Trust Manager and
Banco Itaú Europa		Audit Committee
International		Member — Camden
(April 2012–Present)		Property Trust

Executive Advisor to Dean
(August 2011–March 2012)
and Interim Dean
(January 2011–July 2011) —
University of Miami School of
Business Administration

President — U.S. Trust,
Bank of America Private
Wealth Management
(Private Banking)
(July 2007–December 2008)
Vice Chairman	70	None
(2010–April 2013)
Chief Administrative
Officer (2008–2010)
and Executive Vice
President and Chief
Administrative Officer
(2007–2009) —
PNC Financial
Services Group

Board of trustees/directors and officers addendum
Delaware Investments® Family of Funds

Name, Address,	Position(s)	Length of
and Birth Date	Held with Fund(s)	Time Served
Independent Trustees (continued)
Janet L. Yeomans	Trustee	Since April 1999
2005 Market Street
Philadelphia, PA 19103
July 1948

J. Richard Zecher	Trustee	Since March 2005
2005 Market Street
Philadelphia, PA 19103
July 1940

Number of Portfolios in
Principal Occupation(s)	Fund Complex Overseen	Other Directorships
During Past 5 Years	by Trustee or Officer	Held by Trustee or Officer

Vice President and Treasurer	70	Director, Audit
(January 2006–July 2012)		Committee Member and
Vice President — Mergers & Acquisitions		Investment Committee
(January 2003–January 2006), and		Member
Vice President and Treasurer		Okabena Company
(July 1995–January 2003)
3M Corporation		Chair — 3M
Investment Management
Company
(2005–2012)
Founder	70	Director and Compensation
Investor Analytics		Committee Member
(Risk Management)		Investor Analytics
(May 1999–Present)
Director — P/E Investments
Founder
P/E Investments
(Hedge Fund)
(September 1996–Present)

Board of trustees/directors and officers addendum
Delaware Investments® Family of Funds

Name, Address,	Position(s)	Length of
and Birth Date	Held with Fund(s)	Time Served
Officers
David F. Connor	Senior Vice President,	Senior Vice President,
2005 Market Street	Deputy General	Deputy General Counsel
Philadelphia, PA 19103	Counsel, and Secretary	since May 2013;
December 1963		Vice President, Deputy
General Counsel
September 2000–
May 2013; Secretary since
October 2005
Daniel V. Geatens	Vice President	Treasurer
2005 Market Street	and Treasurer	since October 2007
Philadelphia, PA 19103
October 1972
David P. O’Connor	Executive Vice President,	Executive Vice President
2005 Market Street	General Counsel	since February 2012;
Philadelphia, PA 19103	and Chief Legal Officer	Senior Vice President
February 1966		October 2005–
February 2012;
General Counsel and
Chief Legal Officer
since October 2005
Richard Salus	Senior Vice President	Chief Financial Officer
2005 Market Street	and Chief Financial Officer	since November 2006
Philadelphia, PA 19103
October 1963

The Statement of Additional Information for the Fund(s) includes additional information about the Trustees and Officers and is available, without charge, upon request by calling 800 523-1918.

	Number of Portfolios in
Principal Occupation(s)	Fund Complex Overseen	Other Directorships
During Past 5 Years	by Trustee or Officer	Held by Trustee or Officer

David F. Connor has served as	70	None[3]
Deputy General Counsel of
Delaware Investments
since 2000.

Daniel V. Geatens has served	70	None[3]
in various capacities at
different times at
Delaware Investments.
David P. O’Connor has served in	70	None[3]
various executive and legal
capacities at different times
at Delaware Investments.

Richard Salus has served in	70	None[3]
various executive capacities
at different times at
Delaware Investments.

3 David F. Connor, Daniel V. Geatens, David P. O’Connor, and Richard Salus serve in similar capacities for the six portfolios of the Optimum Fund Trust, which have the same investment advisor, principal underwriter, and transfer agent as the registrant.

About the organization

Board of trustees
Patrick P. Coyne Chairman, President, and Chief Executive Officer Delaware Investments® Family of Funds Philadelphia, PA Thomas L. Bennett Private Investor Rosemont, PA

Joseph W. Chow
Former Executive Vice
President
State Street Corporation
Brookline, MA

John A. Fry
President
Drexel University
Philadelphia, PA

Anthony D. Knerr
Founder and Managing
Director
AKA Strategy
New York, NY

Lucinda S. Landreth Former Chief Investment Officer Assurant, Inc. Philadelphia, PA Frances A. Sevilla-Sacasa Chief Executive Officer Banco Itaú Europa International Miami, FL

Thomas K. Whitford
Former Vice Chairman
PNC Financial Services Group
Pittsburgh, PA

Janet L. Yeomans
Former Vice President and
Treasurer
3M Corporation
St. Paul, MN

J. Richard Zecher
Founder
Investor Analytics
Scottsdale, AZ

Affiliated officers
David F. Connor Senior Vice President, Deputy General Counsel, and Secretary Delaware Investments Family of Funds Philadelphia, PA	Daniel V. Geatens Vice President and Treasurer Delaware Investments Family of Funds Philadelphia, PA	David P. O’Connor Executive Vice President, General Counsel, and Chief Legal Officer Delaware Investments Family of Funds Philadelphia, PA	Richard Salus Senior Vice President and Chief Financial Officer Delaware Investments Family of Funds Philadelphia, PA

This annual report is for the information of Delaware Diversified Income Fund shareholders, but it may be used with prospective investors when preceded or accompanied by the Delaware Investments Fund fact sheet for the most recently completed calendar quarter. These documents are available at delawareinvestments.com.

Delaware Investments is the marketing name of Delaware Management Holdings,Inc. and its subsidiaries.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q, as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities are available without charge (i) upon request, by calling 800 523-1918; and (ii) on the SEC’s website at sec.gov. In addition, a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities and the Fund’s Schedule of Investments are available without charge on the Fund’s website at delawareinvestments.com. The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C.; information on the operation of the Public Reference Room may be obtained by calling 800 SEC-0330.

Information (if any) regarding how the Fund voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Fund’s website at delawareinvestments.com; and (ii) on the SEC’s website at sec.gov.

Annual report Delaware U.S. Growth Fund October 31, 2013 U.S. growth equity mutual fund

Carefully consider the Fund’s investment objectives, risk factors, charges, and expenses before investing. This and other information can be found in the Fund’s prospectus and its summary prospectus, which may be obtained by visiting delawareinvestments.com or calling 800 523-1918. Investors should read the prospectus and the summary prospectus carefully before investing.

You can obtain shareholder reports and prospectuses online instead of in the mail. Visit delawareinvestments.com/edelivery.

Experience Delaware Investments

Delaware Investments is committed to the pursuit of consistently superior asset management and unparalleled client service. We believe in our investment processes, which seek to deliver consistent results, and in convenient services that help add value for our clients.

If you are interested in learning more about creating an investment plan, contact your financial advisor.

You can learn more about Delaware Investments or obtain a prospectus for Delaware U.S. Growth Fund at delawareinvestments.com.

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Delaware Management Holdings, Inc. and its subsidiaries (collectively known by the marketing name of Delaware Investments) are wholly owned subsidiaries of Macquarie Group Limited, a global provider of banking, financial, advisory, investment and funds management services.

Investments in Delaware U.S. Growth Fund are not and will not be deposits with or liabilities of Macquarie Bank Limited ABN 46 008 583 542 and its holding companies, including their subsidiaries or related companies (Macquarie Group), and are subject to investment risk, including possible delays in repayment and loss of income and capital invested. No Macquarie Group company guarantees or will guarantee the performance of the Fund, the repayment of capital from the Fund, or any particular rate of return.

Portfolio management review	1
Performance summary	4
Disclosure of Fund expenses	8
Security type/sector allocation and
top 10 equity holdings	10
Schedule of investments	12
Statement of assets and liabilities	16
Statement of operations	18
Statements of changes in net assets	20
Financial highlights	22
Notes to financial statements	32
Report of independent registered
public accounting firm	42
Other Fund information	43
Board of trustees/directors and
officers addendum	48
About the organization	56

Unless otherwise noted, views expressed herein are current as of Oct. 31, 2013, and subject to change.

Funds are not FDIC insured and are not guaranteed. It is possible to lose the principal amount invested.

Mutual fund advisory services provided by Delaware Management Company, a series of Delaware Management Business Trust, which is a registered investment advisor. Delaware Investments, a member of Macquarie Group, refers to Delaware Management Holdings, Inc. and its subsidiaries, including the Fund’s distributor, Delaware Distributors, L.P. Macquarie Group refers to Macquarie Group Limited and its subsidiaries and affiliates worldwide.

© 2013 Delaware Management Holdings, Inc.

All third-party marks cited are the property of their respective owners.

Portfolio management review
Delaware U.S. Growth Fund	November 12, 2013

Performance preview (for the year ended October 31, 2013)
Delaware U.S. Growth Fund (Class A shares)	1-year return	+	26.92%
Russell 1000® Growth Index (benchmark)	1-year return	+	28.29%
Past performance does not guarantee future results.
For complete, annualized performance for Delaware U.S. Growth Fund, please see the table on page 4.
The performance of Class A shares excludes the applicable sales charge and reflects the reinvestment of all distributions.
Index performance returns do not reflect any management fees, transaction costs, or expenses. Indices are unmanaged and one cannot invest directly in an index.

The Fund’s fiscal year ended Oct. 31, 2013 was generally a positive one for U.S. equity markets as the S&P 500® Index gained 27% and the Dow Jones Industrial Average gained 22%. The trend outside the United States was mixed, as the MSCI EAFE Index (net) rose 27% while emerging markets struggled a bit — the MSCI Emerging Markets Index (net), for example, returned just 7%. Overall, despite relatively subdued economic conditions and mounting U.S. fiscal policy uncertainty, many investors appeared to embrace riskier assets. (Source: Bloomberg.)

More so than in the past, many investors seemed to take their cues from central bank policy makers during the fiscal year. Federal Reserve comments about the potential for scaling back asset purchases, for example, precipitated a selloff in risk assets. On Sept. 18, 2013, however, the Fed surprised investors by not following through on the scale back. In its announcement, the Fed noted a “tightening of financial conditions” in recent months and the need to see more evidence that economic progress can be sustained. On the day of the announcement, the absence of a stimulus reduction boosted the broad market by more than 1.1% (source: Bloomberg). Despite investors’ focus on the Fed, the U.S. economy continued to experience moderate momentum as the fiscal year progressed. Employment and housing statistics showed strength, while manufacturing and aspects of consumer demand were more challenged.

As the fiscal year concluded, there was a series of important, market-moving news events that included the following: Detroit filed for bankruptcy in July 2013; the U.S. engaged in the Syrian chemical weapons saga (which raised the specter of another war in the Middle East); and the federal government shut down many of its nonessential activities. U.S. equities reacted to the news flow, generally experiencing up-down-up months, but ultimately continued their advance, amid a rebound in international developed and emerging market stocks.

Fund performance
For the fiscal year ended Oct. 31, 2013, Delaware U.S. Growth Fund (Class A shares) returned +26.92% at net asset value and +19.60% at maximum offer price (both figures reflect all distributions reinvested). During the same period, the Fund’s benchmark, the Russell 1000 Growth Index, returned +28.29%. For complete, annualized performance of Delaware U.S. Growth Fund, please see the table on page 4.

1

Portfolio management review
Delaware U.S. Growth Fund

Despite strong relative performance in the financial services and consumer staples sectors, Fund performance was partially offset by weak relative performance in the healthcare and producer durables sectors.

Priceline.com was one of the strongest contributors to performance during the fiscal year. The company continued to post what we viewed as attractive financial results based on strong growth both domestically and in its European hotel booking business. We believe the potential for market share gains still exists in Europe and that the current expansion into other geographies — such as Asia — may prove beneficial. While the North American online travel industry has become increasingly competitive and sustainable domestic returns may be difficult to maintain, we think there may be opportunities overseas for companies like priceline.com that have established a lead in markets if significant secular growth continues.

Celgene, which was added to the Fund in November 2012, also contributed to performance. The company, a leading player in the treatment of blood cancers, has a growing product pipeline in breast, lung, and pancreatic cancers. During the fiscal year, the FDA approved its drug within the pancreatic cancer segment. This could be meaningful both for the company and patient community. Additionally, in our view, Celgene appears poised to benefit from growth potential, which may be driven by additional indications of its drugs, by increased usage of existing drugs, and by international growth opportunities.

Walgreen also contributed to performance during the fiscal year. The company benefited from an upward bias to revenues and earnings as some of the lost Express Scripts business continued to return in the aftermath of the two companies’ settled contract dispute. The company has also made strategic moves such as acquisitions and expansion of onsite health services, which we believe could be meaningful for the company’s growth going forward.

Teradata, a mid-sized database software company that specializes in aggregating data for business analytics and decision-making, detracted from performance during the fiscal year. The stock declined amid concerns about a difficult information technology spending environment when the company reported earnings that missed investor expectations. Despite these concerns, we believe the issues are transitory as Teradata continued to sign up new clients and grow its existing client business. Furthermore, the company continued to benefit from the market's overall favorable view of the cloud computing and business analytics industry. We believe the company may be well-positioned in a technology spending environment that appears focused on making technology buys with a definable return on investment.

Kinder Morgan was a detractor from the Fund’s performance during the fiscal year. The company suffered from a high-profile research report released by a hedge fund that argued the company was overvalued due to a variety of factors. (The most notable assertion was that the company was misleading investors about the amount of cash-flow generation). While the report and consequent investor concern caused the stock to sell off, we disagreed with the short seller’s characterization of management’s intent and execution of the company’s operating fundamentals. We are satisfied

2

that the company has adequately addressed the concerns raised by the report; therefore, we believe our research confirms our original thesis about the company. Natural gas distribution is a gating factor to the increased potential use of natural gas in the energy grid, and Kinder Morgan, which operates the largest North American gas pipeline, has what we view as a unique competitive position to potentially take advantage of this industry structure.

Allergan also detracted from the Fund’s performance during the fiscal year. The stock ended the period relatively flat from where it started but experienced volatility along the way. In spring 2013, the company received disappointing news regarding the FDA’s proposal to allow a generic version of one of its key drugs to be approved without clinical testing. The company also reported disappointing mid-stage clinical trial results for one of its pipeline products. Despite these setbacks, we believed the company continued to operate at a high level, driven by the core ophthalmology franchise as well as by the broader use of Botox in other noncosmetic, medical indications.

Regardless of the economic outcome, we remain consistent in our long-term investment philosophy: We want to own what we view as strong secular-growth companies with solid business models and competitive positions that we believe can grow market share and have the potential to deliver shareholder value in a variety of market environments.

3

Performance summary
Delaware U.S. Growth Fund	October 31, 2013

The performance data quoted represent past performance; past performance does not guarantee future results. Investment return and principal value will fluctuate so your shares, when redeemed, may be worth more or less than their original cost. Please obtain the performance data current for the most recent month end by calling 800 523-1918 or visiting our website at delawareinvestments.com/performance. Current performance may be lower or higher than the performance data quoted.

Fund and benchmark performance[1,2]	Average annual total returns through October 31, 2013
	1 year	5 years	10 years
Class A (Est. Dec. 3, 1993)
Excluding sales charge	+26.92%	+18.51%	+7.32%
Including sales charge	+19.60%	+17.12%	+6.69%
Class B (Est. March 29, 1994)
Excluding sales charge	+26.14%	+17.64%	+6.69%
Including sales charge	+22.14%	+17.41%	+6.69%
Class C (Est. May 23, 1994)
Excluding sales charge	+26.04%	+17.62%	+6.54%
Including sales charge	+25.04%	+17.62%	+6.54%
Class R (Est. June 2, 2003)
Excluding sales charge	+26.66%	+18.22%	+7.06%
Including sales charge	+26.66%	+18.22%	+7.06%
Institutional Class (Est. Feb. 3, 1994)
Excluding sales charge	+27.29%	+18.82%	+7.61%
Including sales charge	+27.29%	+18.82%	+7.61%
Russell 1000 Growth Index	+28.29%	+17.51%	+7.70%

1 Returns reflect the reinvestment of all distributions and are presented both with and without the applicable sales charges described below. Returns do not reflect the deduction of taxes the shareholder would pay on Fund distributions or redemptions of Fund shares.

Expense limitations were in effect for certain classes during some or all of the periods shown in the “Fund performance” chart. Expenses for each class are listed on the “Fund expense ratios” table on page 5. Performance would have been lower had expense limitations not been in effect.

Class A shares are sold with a maximum front-end sales charge of 5.75%, and have an annual distribution and service fee of 0.25% of average daily net assets. Prior to Oct. 1, 2013, Class A shares had an annual distribution and service fee of 0.30% of average daily net assets. This fee was contractually limited to 0.25% during the period from Nov. 1, 2012 until Oct. 1, 2013. Performance for Class A shares, excluding sales charges, assumes that no front-end sales charge applied.

4

Class B shares may be purchased only through dividend reinvestment and certain permitted exchanges as described in the prospectus. Class B shares have a contingent deferred sales charge that declines from 4.00% to zero depending on the period of time the shares are held. They are also subject to an annual distribution and service fee of 1.00% of average daily net assets. This fee has been contractually limited to 0.25% of average daily net assets from Oct. 1, 2013, through Sept. 30, 2014. Class B shares will automatically convert to Class A shares on a quarterly basis approximately eight years after purchase. Ten-year and lifetime performance figures for Class B shares reflect conversion to Class A shares after approximately eight years.

Class C shares are sold with a contingent deferred sales charge of 1.00% if redeemed during the first 12 months. They are also subject to an annual distribution and service fee of 1.00% of average daily net assets.

Performance for Class B and C shares, excluding sales charges, assumes either that contingent deferred sales charges did not apply or that the investment was not redeemed.

Class R shares are available only for certain retirement plan products. They are sold without a sales charge and have an annual distribution and service fee of 0.50% of average daily net assets. Prior to Oct. 1, 2013, Class R shares had an annual distribution and service fee of 0.60% of average daily net assets. This fee was contractually limited to 0.50% during the period from Nov. 1, 2012 until Oct. 1, 2013.

Institutional Class shares are available without sales or asset-based distribution charges only to certain eligible institutional accounts.

The “Fund performance” table and the “Performance of a $10,000 investment” graph do not reflect the deduction of taxes the shareholder would pay on Fund distributions or redemptions of Fund shares.

2The Fund’s expense ratios, as described in the most recent prospectus, are disclosed in the following “Fund expense ratios” table. Delaware Management Company has agreed to reimburse certain expenses and/or waive certain fees in order to prevent total fund operating expenses (excluding any 12b-1 plan, taxes, interest, inverse floater program expenses, short sale and dividend interest expenses, brokerage fees, certain insurance costs, acquired fund fees and expenses, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations (collectively nonroutine expenses)) from exceeding 0.85% of the Fund’s average daily net assets during the period from Nov. 1, 2012, through Feb. 28, 2014. Please see the most recent prospectus and any applicable supplement(s) for additional information on these fee waivers and/or reimbursements.

Fund expense ratios	Class A	Class B	Class C	Class R	Institutional Class
Total annual operating expenses	1.11%	1.86%	1.86%	1.36%	0.86%
(without fee waivers)
Net expenses	1.10%	1.10%	1.85%	1.35%	0.85%
(including fee waivers, if any)
Type of waiver	Contractual	Contractual	Contractual	Contractual	Contractual

5

Performance summary
Delaware U.S. Growth Fund

Performance of a $10,000 investment1
Average annual total returns from Oct. 31, 2003, through Oct. 31, 2013

For period beginning Oct. 31, 2003, through Oct. 31, 2013	Starting value	Ending value
Russell 1000 Growth Index	$10,000	$21,002
Delaware U.S. Growth Fund — Class A shares	$9,425	$19,137

1 The “Performance of a $10,000 investment” graph assumes $10,000 invested in Class A shares of the Fund on Oct. 31, 2003, and includes the effect of a 5.75% front-end sales charge and the reinvestment of all distributions. The graph does not reflect the deduction of taxes the shareholders would pay on Fund distributions or redemptions of Fund shares. Expense limitations were in effect for some or all of the periods shown. Performance would have been lower had expense limitations not been in effect. Expenses are listed in the “Fund expense ratios” table on page 5. Please note additional details on pages 4 through 7.

The chart also assumes $10,000 invested in the Russell 1000 Growth Index as of Oct. 31, 2003. The Russell 1000 Growth Index measures the performance of the large-cap growth segment of the U.S. equity universe. It includes those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values.

The S&P 500 Index, which is mentioned on page 1, measures the performance of 500 mostly large-cap stocks weighted by market value, and is often used to represent performance of the U.S. stock market.

The Dow Jones Industrial Average, which is mentioned on page 1, is an often-quoted market indicator that comprises 30 widely held blue-chip stocks.

The MSCI EAFE Index, which is mentioned on page 1, measures equity market performance across developed market countries in Europe, Australasia, and the Far East. Index “net” return approximates the minimum possible dividend reinvestment, after deduction of withholding tax at the highest possible rate.

6

The MSCI Emerging Markets Index, which is mentioned on page 1, measures equity market performance across emerging market countries worldwide. Index “net” return approximates the minimum possible dividend reinvestment, after deduction of withholding tax at the highest possible rate.

Index performance returns do not reflect any management fees, transaction costs, or expenses. Indices are unmanaged and one cannot invest directly in an index. Past performance is not a guarantee of future results.

Performance of other Fund classes will vary due to different charges and expenses.

	Nasdaq symbols	CUSIPs
Class A	DUGAX	245917505
Class B	DEUBX	245917604
Class C	DEUCX	245917703
Class R	DEURX	245917711
Institutional Class	DEUIX	245917802

7

Disclosure of Fund expenses
For the six-month period from May 1, 2013 to October 31, 2013 (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period from May 1, 2013 to Oct. 31, 2013.

Actual expenses

The first section of the table shown, “Actual Fund return,” provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second section of the table shown, “Hypothetical 5% return,” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The Fund’s expenses shown in the table reflect fee waivers in effect. The expenses shown in the table assume reinvestment of all dividends and distributions.

8

Delaware U.S. Growth Fund
Expense analysis of an investment of $1,000

	Beginning	Ending		Expenses
	Account Value	Account Value	Annualized	Paid During Period
	5/1/13	10/31/13	Expense Ratio	5/1/13 to 10/31/13*
Actual Fund return†
Class A	$1,000.00	$1,133.10	1.08%	$5.81
Class B	1,000.00	1,129.40	1.73%	9.29
Class C	1,000.00	1,128.80	1.83%	9.82
Class R	1,000.00	1,131.50	1.33%	7.15
Institutional Class	1,000.00	1,134.80	0.83%	4.47
Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,019.76	1.08%	$5.50
Class B	1,000.00	1,016.48	1.73%	8.80
Class C	1,000.00	1,015.98	1.83%	9.30
Class R	1,000.00	1,018.50	1.33%	6.77
Institutional Class	1,000.00	1,021.02	0.83%	4.23

*“Expenses Paid During Period” are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

†Because actual returns reflect only the most recent six month period, the returns shown may differ significantly from fiscal year returns.

9

Security type/sector allocation and
top 10 equity holdings
Delaware U.S. Growth Fund	As of October 31, 2013 (Unaudited)

Sector designations may be different than the sector designations presented in other Fund materials. The sector designations may represent the investment manager’s internal sector classifications, which may result in the sector designations for one fund being different than another fund’s sector designations.

Security type/sector	Percentage of net assets
²Common Stock	97.94%
Consumer Discretionary	19.16%
Consumer Staples	4.48%
Energy	9.32%
Financial Services	19.02%
Healthcare	12.36%
Materials & Processing	2.03%
Technology	31.57%
Warrant	0.08%
Short-Term Investments	0.88%
Total Value of Securities	98.90%
Receivables and Other Assets Net of Liabilities	1.10%
Total Net Assets	100.00%

²Narrow industries are utilized for compliance purposes for diversification whereas broad sectors are used for financial reporting.

To monitor compliance with the Fund’s concentration guidelines as described in the Fund’s Prospectus and Statement of Additional Information, the Technology sector (as disclosed herein for financial reporting purposes) is subdivided into a variety of “industries” (in accordance with the requirements of the 1940 Act) such as computers, internet , semiconductors, software and telecommunications. As of 10/31/2013 such amounts, as percentage of total net assets, were 3.80%, 6.86% 4.56%, 11.31% and 5.04% respectively. The percentage in any such single industry will comply with the Fund’s concentration policy even if the percentage in the “Technology sector” for financial reporting purposes may exceed 25%.

10

Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Top 10 equity holdings	Percentage of net assets
Visa Class A	5.61%
MasterCard Class A	5.44%
EOG Resources	5.33%
Crown Castle International	5.04%
Liberty Interactive Class A	4.81%
Celgene	4.69%
Google Class A	4.60%
QUALCOMM	4.56%
Walgreen	4.48%
priceline.com	4.00%

11

Schedule of investments
Delaware U.S. Growth Fund	October 31, 2013

	Number of shares	Value
²Common Stock – 97.94%
Consumer Discretionary – 19.16%
† eBay	1,503,200	$79,233,672
L Brands	1,527,050	95,608,601
† Liberty Interactive Class A	4,611,115	124,315,660
NIKE Class B	813,875	61,659,170
† priceline.com	98,300	103,591,489
† Sally Beauty Holdings	1,192,948	31,398,391
		495,806,983
Consumer Staples – 4.48%
Walgreen	1,958,650	116,030,426
		116,030,426
Energy – 9.32%
EOG Resources	772,325	137,782,780
Kinder Morgan	2,927,058	103,354,418
		241,137,198
Financial Services – 19.02%
CME Group	760,298	56,421,715
† IntercontinentalExchange	403,075	77,684,645
MasterCard Class A	196,325	140,784,658
Progressive	2,781,589	72,237,866
Visa Class A	737,725	145,088,375
		492,217,259
Healthcare – 12.36%
Allergan	965,700	87,502,077
† Celgene	817,075	121,327,467
Novo Nordisk ADR	360,700	60,117,869
Perrigo	369,106	50,896,026
		319,843,439
Materials & Processing – 2.03%
Syngenta ADR	649,225	52,424,919
		52,424,919

12

	Number of shares	Value
²Common Stock (continued)
Technology – 31.57%
† Adobe Systems	1,790,150	$97,026,130
Apple	98,925	51,673,474
† Crown Castle International	1,717,099	130,533,865
† Google Class A	115,525	119,057,755
Intuit	1,115,600	79,664,996
Microsoft	2,743,025	96,965,934
QUALCOMM	1,697,575	117,930,535
† Teradata	1,056,350	46,553,345
† VeriFone Systems	836,700	18,959,622
† VeriSign	1,075,125	58,357,785
		816,723,441
Total Common Stock (cost $2,009,008,632)		2,534,183,665

Warrant – 0.08%
† Kinder Morgan CW17
strike price $40.00, expiration date 5/25/17	460,552	1,971,163
Total Warrant (cost $843,781)		1,971,163

	Principal amount
Short-Term Investments – 0.88%
≠Discount Notes – 0.16%
Federal Home Loan Bank
0.025% 11/15/13	$314,113	314,111
0.05% 12/27/13	177,321	177,315
0.065% 11/6/13	3,553,707	3,553,704
		4,045,130
Repurchase Agreements – 0.60%
Bank of America 0.06%, dated 10/31/13, to be
repurchased on 11/1/13, repurchase price $3,893,777
(collateralized by U.S. government obligations
0.625%-1.625% 7/15/14-1/15/15;
market value $3,971,647)	3,893,771	3,893,771
BNP Paribas 0.08%, dated 10/31/13, to be repurchased on
11/1/13, repurchase price $11,711,255 (collateralized
by U.S. government obligations 0.25%-3.875%
12/15/13-8/15/40; market value $11,945,454)	11,711,229	11,711,229
		15,605,000

13

Schedule of investments
Delaware U.S. Growth Fund

	Principal amount	Value
Short-Term Investments (continued)
≠U.S. Treasury Obligations – 0.12%
U.S. Treasury Bills
0.0325% 1/23/14	$377,186	$377,155
0.0525% 11/14/13	2,388,380	2,388,368
0.065% 4/24/14	452,623	452,453
		3,217,976
Total Short-Term Investments (cost $22,868,064)		22,868,106

Total Value of Securities – 98.90%
(cost $2,032,720,477)		$2,559,022,934

²	Narrow industries are utilized for compliance purposes for diversification whereas broad sectors are used for financial reporting.
†	Non income producing security.
≠	The rate shown is the effective yield at the time of purchase.

ADR – American Depositary Receipt

See accompanying notes, which are an integral part of the financial statements.

14

Statement of assets and liabilities
Delaware U.S. Growth Fund	October 31, 2013

Assets:
Investments, at value[1]	$2,536,154,828
Short-term investments, at value[2]	22,868,106
Cash	175,213
Receivable for securities sold	62,473,205
Dividends and interest receivable	1,293,458
Receivable for fund shares sold	9,732,360
Total assets	2,632,697,170

Liabilities:
Payable for securities purchased	41,944,853
Payable for fund shares redeemed	1,218,851
Investment management fees payable	1,253,420
Distribution fees payable to affiliates	124,387
Other affiliates payable	87,931
Trustees’ fees payable	7,098
Other accrued expenses	675,508
Total liabilities	45,312,048

Total Net Assets	$2,587,385,122

Net Assets Consist of:
Paid-in capital	$2,096,067,765
Undistributed net investment income	429,951
Accumulated net realized loss on investments	(35,415,051)
Net unrealized appreciation of investments	526,302,457
Total Net Assets	$2,587,385,122

[1]Investments, at cost	$2,009,852,413
[2]Short-term investments, at cost	22,868,064

16

Net Asset Value

Class A
Net assets	$290,303,423
Shares of beneficial interest outstanding, unlimited authorization, no par	13,211,195
Net asset value per share	$21.97
Sales charge	5.75%
Offering price per share, equal to net asset value per share/(1 - sales charge)	$23.31

Class B
Net assets	$1,459,472
Shares of beneficial interest outstanding, unlimited authorization, no par	77,764
Net asset value per share	$18.77

Class C
Net assets	$67,898,340
Shares of beneficial interest outstanding, unlimited authorization, no par	3,339,451
Net asset value per share	$20.33

Class R
Net assets	$23,814,467
Shares of beneficial interest outstanding, unlimited authorization, no par	1,111,251
Net asset value per share	$21.43

Institutional Class
Net assets	$2,203,909,420
Shares of beneficial interest outstanding, unlimited authorization, no par	94,561,565
Net asset value per share	$23.31

See accompanying notes, which are an integral part of the financial statements.

17

Statement of operations
Delaware U.S. Growth Fund	Year Ended October 31, 2013

Investment Income:
Dividends	$16,411,232
Securities lending income	1,160
Interest	22,495
Foreign tax withheld	(216,990)	$16,217,897

Expenses:
Management fees	9,422,670
Distribution expenses – Class A	610,823
Distribution expenses – Class B	18,095
Distribution expenses – Class C	484,417
Distribution expenses – Class R	104,820
Dividend disbursing and transfer agent fees and expenses	2,679,658
Accounting and administration expenses	611,445
Registration fees	172,384
Reports and statements to shareholders	152,337
Legal fees	94,084
Trustees’ fees	69,750
Audit and tax	30,025
Custodian fees	28,879
Insurance	18,764
Dues and services	13,376
Consulting fees	12,429
Trustees’ expenses	4,632
Pricing fees	2,954	14,531,542
Less expenses absorbed or waived		(41,578)
Less waived distribution expenses – Class A		(91,944)
Less waived distribution expenses – Class B		(918)
Less waived distribution expenses – Class R		(15,932)
Less expense paid indirectly		(551)
Total operating expenses		14,380,619
Net Investment Income		1,837,278

18

Net Realized and Unrealized Gain:
Net realized gain on investments	$114,719,095
Net change in unrealized appreciation
(depreciation) of investments	288,392,710
Net Realized and Unrealized Gain	403,111,805

Net Increase in Net Assets Resulting from Operations	$404,949,083

See accompanying notes, which are an integral part of the financial statements.

19

Statements of changes in net assets
Delaware U.S. Growth Fund

	Year Ended
	10/31/13	10/31/12
Increase (Decrease) in Net Assets from Operations:
Net investment income (loss)	$1,837,278	$(7,753)
Net realized gain	114,719,095	15,012,947
Net change in unrealized appreciation (depreciation)	288,392,710	93,577,399
Net increase in net assets resulting from operations	404,949,083	108,582,593

Dividends and Distributions to Shareholders from:
Net investment income:
Institutional Class	(1,407,327)	(762,634)
	(1,407,327)	(762,634)

Capital Share Transactions:
Proceeds from shares sold:
Class A	157,616,843	97,179,803
Class B	67,162	11,237
Class C	32,926,610	18,695,774
Class R	17,216,523	10,559,111
Institutional Class	1,255,751,527	381,972,084

Net asset value of shares issued upon reinvestment
of dividends and distributions:
Institutional Class	1,281,746	611,918
	1,464,860,411	509,029,927

Cost of shares redeemed:
Class A	(64,441,424)	(23,402,778)
Class B	(1,294,061)	(1,473,929)
Class C	(7,646,363)	(3,249,329)
Class R	(8,779,050)	(1,429,661)
Institutional Class	(312,149,814)	(116,061,003)
	(394,310,712)	(145,616,700)
Increase in net assets derived from
capital share transactions	1,070,549,699	363,413,227
Net Increase in Net Assets	1,474,091,455	471,233,186

Net Assets:
Beginning of year	1,113,293,667	642,060,481
End of year (including undistributed net investment
income of $429,951 and $—, respectively)	$2,587,385,122	$1,113,293,667

See accompanying notes, which are an integral part of the financial statements.

20

Financial highlights
Delaware U.S. Growth Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income (loss)[1]
Net realized and unrealized gain
Total from investment operations

Net asset value, end of period

Total return[2]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived
Ratio of net investment income (loss) to average net assets
Ratio of net investment loss to average net assets
prior to fees waived
Portfolio turnover

[1] The average shares outstanding method has been applied for per share information.
[2] Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects waivers by the manager and distributor. Performance would have been lower had the waivers not been in effect.

See accompanying notes, which are an integral part of the financial statements.

22

Year Ended
10/31/13		10/31/12		10/31/11		10/31/10		10/31/09
$17.310		$14.960		$13.450		$11.100		$9.380

(0.012)		(0.031)		0.006		(0.038)		0.001
4.672		2.381		1.504		2.388		1.719
4.660		2.350		1.510		2.350		1.720

$21.970		$17.310		$14.960		$13.450		$11.100

26.92%		15.71%		11.23%		21.17%		18.34%

$290,303		$146,112		$60,615		$89,259		$128,702
1.09%		1.10%		1.10%		1.07%		1.00%

1.13%		1.16%		1.21%		1.26%		1.31%
(0.06%	)	(0.19%	)	0.04%		(0.31%	)	0.00%

(0.10%	)	(0.25%	)	(0.07%	)	(0.50%	)	(0.31%	)
23%		20%		25%		22%		30%

23

Financial highlights
Delaware U.S. Growth Fund Class B

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment loss[1]
Net realized and unrealized gain
Total from investment operations

Net asset value, end of period

Total return[2]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived
Ratio of net investment loss to average net assets
Ratio of net investment loss to average net assets
prior to fees waived
Portfolio turnover

[1] The average shares outstanding method has been applied for per share information.
[2] Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects a waiver by the manager and/or distributor. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

24

Year Ended
10/31/13		10/31/12		10/31/11		10/31/10		10/31/09
$14.880		$12.960		$11.740		$9.760		$8.310

(0.125)		(0.134)		(0.090)		(0.114)		(0.058)
4.015		2.054		1.310		2.094		1.508
3.890		1.920		1.220		1.980		1.450

$18.770		$14.880		$12.960		$11.740		$9.760

26.14%		14.81%		10.39%		20.29%		17.45%

$1,460		$2,271		$3,288		$4,428		$5,564
1.79%		1.85%		1.85%		1.82%		1.75%

1.84%		1.86%		1.91%		1.96%		2.01%
(0.76%	)	(0.94%	)	(0.71%	)	(1.06%	)	(0.75%	)

(0.81%	)	(0.95%	)	(0.77%	)	(1.20%	)	(1.01%	)
23%		20%		25%		22%		30%

25

Financial highlights
Delaware U.S. Growth Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment loss[1]
Net realized and unrealized gain
Total from investment operations

Net asset value, end of period

Total return[2]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived
Ratio of net investment loss to average net assets
Ratio of net investment loss to average net assets
prior to fees waived
Portfolio turnover

[1] The average shares outstanding method has been applied for per share information.
[2] Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

26

Year Ended
10/31/13		10/31/12		10/31/11		10/31/10		10/31/09
$16.130		$14.050		$12.720		$10.580		$9.010

(0.147)		(0.146)		(0.098)		(0.123)		(0.065)
4.347		2.226		1.428		2.263		1.635
4.200		2.080		1.330		2.140		1.570

$20.330		$16.130		$14.050		$12.720		$10.580

26.04%		14.80%		10.46%		20.23%		17.43%

$67,898		$31,103		$13,456		$12,535		$13,112
1.84%		1.85%		1.85%		1.82%		1.75%

1.84%		1.86%		1.91%		1.96%		2.01%
(0.81%	)	(0.94%	)	(0.71%	)	(1.06%	)	(0.75%	)

(0.81%	)	(0.95%	)	(0.77%	)	(1.20%	)	(1.01%	)
23%		20%		25%		22%		30%

27

Financial highlights
Delaware U.S. Growth Fund Class R

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment loss[1]
Net realized and unrealized gain
Total from investment operations

Net asset value, end of period

Total return[2]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived
Ratio of net investment loss to average net assets
Ratio of net investment loss to average net assets
prior to fees waived
Portfolio turnover

1 The average shares outstanding method has been applied for per share information.
2 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during all of the periods shown reflects waivers by the manager and distributor. Performance would have been lower had the waivers not been in effect.

See accompanying notes, which are an integral part of the financial statements.

28

Year Ended
10/31/13		10/31/12		10/31/11		10/31/10		10/31/09
$16.920		$14.660		$13.210		$10.930		$9.260

(0.059)		(0.073)		(0.030)		(0.067)		(0.022)
4.569		2.333		1.480		2.347		1.692
4.510		2.260		1.450		2.280		1.670

$21.430		$16.920		$14.660		$13.210		$10.930

26.66%		15.42%		10.98%		20.86%		18.03%

$23,815		$11,202		$1,697		$2,375		$2,336
1.34%		1.35%		1.35%		1.32%		1.25%

1.43%		1.46%		1.51%		1.56%		1.61%
(0.31%	)	(0.44%	)	(0.21%	)	(0.56%	)	(0.25%	)

(0.40%	)	(0.55%	)	(0.37%	)	(0.80%	)	(0.61%	)
23%		20%		25%		22%		30%

29

Financial highlights
Delaware U.S. Growth Fund Institutional Class

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income (loss)[1]
Net realized and unrealized gain
Total from investment operations

Less dividends and distributions from:
Net investment income
Total dividends and distributions

Net asset value, end of period

Total return[2]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived
Ratio of net investment income (loss) to average net assets
Ratio of net investment income (loss) to average net assets
prior to fees waived
Portfolio turnover

1 The average shares outstanding method has been applied for per share information.
2 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

30

Year Ended
10/31/13	10/31/12	10/31/11	10/31/10	10/31/09
$18.340	$15.830	$14.220	$11.710	$9.890

0.039	0.011	0.045	(0.008)	0.024
4.959	2.520	1.587	2.527	1.813
4.998	2.531	1.632	2.519	1.837

(0.028)	(0.021)	(0.022)	(0.009)	(0.017)
(0.028)	(0.021)	(0.022)	(0.009)	(0.017)

$23.310	$18.340	$15.830	$14.220	$11.710

27.29%	16.01%	11.48%	21.42%	18.48%

$2,203,909	$922,606	$563,004	$477,361	$460,756
0.84%	0.85%	0.85%	0.82%	0.75%

0.84%	0.86%	0.91%	0.96%	1.01%
0.19%	0.06%	0.29%	(0.06% )	0.25%

0.19%	0.05%	0.23%	(0.20% )	(0.01% )
23%	20%	25%	22%	30%

31

Notes to financial statements
Delaware U.S. Growth Fund	October 31, 2013

Delaware Group® Adviser Funds (Trust) is organized as a Delaware statutory trust and offers four series: Delaware Diversified Income Fund, Delaware Global Real Estate Opportunities Fund, Delaware International Bond Fund and Delaware U.S. Growth Fund. These financial statements and the related notes pertain to Delaware U.S. Growth Fund (Fund). The Trust is an open-end investment company. The Fund is considered diversified under the Investment Company Act of 1940, as amended, and offers Class A, Class B, Class C, Class R and Institutional Class shares. Class A shares are sold with a front-end sales charge of up to 5.75%. Class A share purchases of $1,000,000 or more will incur a contingent deferred sales charge (CDSC) of 1.00% if redeemed during the first year and 0.50% during the second year, provided that Delaware Distributors, L.P. (DDLP) paid a financial advisor a commission on the purchase of those shares. Class B shares may be purchased only through dividend reinvestment and certain permitted exchanges. Prior to June 1, 2007, Class B shares were sold with a CDSC that declined from 4.00% to zero depending upon the period of time the shares were held. Class B shares will automatically convert to Class A shares on a quarterly basis approximately eight years after purchase. Class C shares are sold with a CDSC of 1.00%, if redeemed during the first twelve months. Class R and Institutional Class shares are not subject to a sales charge and are offered for sale exclusively to certain eligible investors.

The investment objective of the Fund is to seek long-term capital appreciation by investing in equity securities of companies believed to have the potential for sustainable free cash flow growth.

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by the Fund.

Security Valuation — Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used, which approximates fair value. U.S. government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Investment company securities are valued at net asset value per share, as reported by the underlying investment company. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees (Board).

Federal Income Taxes — No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in

32

the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken for all open federal income tax years (Oct. 31, 2010–Oct. 31, 2013), and has concluded that no provision for federal income tax is required in the Fund’s financial statements.

Class Accounting — Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements — The Fund may purchase certain U.S. government securities subject to the counterparty’s agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Fund’s custodian or a third party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements as of the date of this report were entered into on Oct. 31, 2013.

Use of Estimates — The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other — Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated among such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all tax withholdings, a portion of which may be reclaimable. Withholding taxes and reclaims on foreign dividends have been recorded in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. The Fund declares and pays distributions from net investment income and net realized gain on investments, if any, annually. The Fund may distribute more frequently, if necessary for tax purposes. Dividends and distributions, if any, are recorded on the ex-dividend date.

33

Notes to financial statements
Delaware U.S. Growth Fund

1. Significant Accounting Policies (continued)

Subject to seeking best execution, the Fund may direct certain security trades to brokers who have agreed to rebate a portion of the related brokerage commission to the Fund in cash. Such commission rebates are included in realized gain on investments in the accompanying financial statements and totaled $5,582 for the year ended Oct. 31, 2013. In general, best execution refers to many factors, including the price paid or received for a security, the commission charged, the promptness and reliability of execution, the confidentiality and placement accorded the order, and other factors affecting the overall benefit obtained by the Fund on the transaction.

The Fund may receive earnings credits from its custodian when positive cash balances are maintained, which are used to offset custody fees. There were no earnings credits for the year ended Oct. 31, 2013.

The Fund receives earnings credits from its transfer agent when positive cash balances are maintained, which are used to offset transfer agent fees. If the amount earned is greater than one dollar, the expense paid under this arrangement is included in dividend disbursing and transfer agent fees and expenses and appears on the statement of operations with the corresponding expense offset shown as “expense paid indirectly.” For the year ended Oct. 31, 2013, the Fund earned $551 under this agreement.

2. Investment Management, Administration Agreements and Other Transactions with Affiliates

In accordance with the terms of its investment management agreement, the Fund pays Delaware Management Company (DMC), a series of Delaware Management Business Trust and the investment manager, an annual fee which is calculated daily at the rate of 0.65% on the first $500 million of average daily net assets of the Fund, 0.60% on the next $500 million, 0.55% on the next $1.5 billion and 0.50% on the average daily net assets in excess of $2.5 billion.

DMC has contractually agreed to waive that portion, if any, of its management fee and reimburse the Fund to the extent necessary to ensure that total annual fund operating expenses (excluding any 12b-1 fees, taxes, interest, short sale and dividend interest expenses, brokerage fees, certain insurance costs, acquired fund fees and expenses, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations (collectively nonroutine expenses)) do not exceed 0.85% of average daily net assets of the Fund from Nov. 1, 2012 through Feb. 28, 2014. For purposes of this waiver and reimbursement, nonroutine expenses may also include such additional costs and expenses as may be agreed upon from time to time by the Fund’s Board and DMC. This expense waiver and reimbursement may only be terminated by agreement of DMC and the Fund.

Delaware Service Company, Inc. (DSC), an affiliate of DMC, provides fund accounting and financial administration oversight services to the Fund. For these services, the Fund pays DSC fees based on the aggregate daily net assets of the Delaware Investments® Family of Funds at the following annual rate: 0.0050% of the first $30 billion; 0.0045% of the next $10 billion; 0.0040% of

34

the next $10 billion; and 0.0025% of aggregate average daily net assets in excess of $50 billion. The fees payable to DSC under the service agreement described above are allocated among all Funds in the Delaware Investments Family of Funds on a relative net asset value basis. For the year ended Oct. 31, 2013, the Fund was charged $76,424 for these services.

DSC is also the transfer agent and dividend disbursing agent of the Fund. For these services, the Fund pays DSC fees based on the aggregate daily net assets of the retail Funds within the Delaware Investments Family of Funds at the following annual rate: 0.025% of the first $20 billion; 0.020% of the next $5 billion; 0.015% of the next $5 billion; and 0.013% on average daily net assets in excess of $30 billion. Pursuant to a sub-transfer agency agreement between DSC and BNY Mellon Investment Servicing (US) Inc. (BNYMIS), BNYMIS provides certain sub-transfer agency services to the Fund. Sub-transfer agency fees are passed on to and paid directly by the Fund. These amounts are included in the statement of operations as dividend disbursing and transfer agent fees and expenses. For the year ended Oct. 31, 2013, the amounts charged by DSC and BNYMIS were $2,409,367 and $269,740, respectively.

Pursuant to a distribution agreement and distribution plan, the Fund pays DDLP, the distributor and an affiliate of DMC, an annual distribution and service fee of 1.00% of the average daily net assets of the Class B and Class C shares. This fee has been contractually limited to 0.25% of average daily net assets from Oct. 1, 2013, through Sept. 30, 2014 for Class B. Effective Oct. 1, 2013, the Fund pays DDLP distribution and service fees of 0.25% of the average daily net assets of the Class A shares and 0.50% of the average daily net assets of the Class R shares. Prior to Oct. 1, 2013, the Fund paid an annual distribution and service fee of 0.30%, 1.00% and 0.60% of the average daily net assets of the Class A, Class B and Class R shares, respectively. For the period from Nov. 1, 2012 to Oct. 1, 2013, the distribution and service fees for Class A and Class R were contractually limited to 0.25% and 0.50% of the classes’ average daily net assets. Institutional Class shares pay no distribution and service expenses.

As provided in the investment management agreement, the Fund bears the cost of certain legal services, including internal legal services provided to the Fund by DMC and/or its affiliates’ employees. For the year ended Oct. 31, 2013, the Fund was charged $44,557 for internal legal services provided by DMC and/or its affiliates’ employees.

For the year ended Oct. 31, 2013, DDLP earned $93,721 for commissions on sales of the Fund’s Class A shares. For the year ended Oct. 31, 2013, DDLP received gross CDSC commissions of $119 and $1,566 on redemption of the Fund’s Class B and Class C shares, respectively, and these commissions were entirely used to offset up-front commissions previously paid by DDLP to broker/dealers on sales of those shares.

Trustees’ fees include expenses accrued by the Fund for each Trustee’s retainer and meeting fees. Certain officers of DMC, DSC and DDLP are officers and/or Trustees of the Trust. These officers and Trustees are paid no compensation by the Fund.

3. Investments

For the year ended Oct. 31, 2013, the Fund made purchases of $1,388,575,937 and sales of $348,316,631 of investment securities other than short-term investments.

35

Notes to financial statements
Delaware U.S. Growth Fund

3. Investments (continued)

At Oct. 31, 2013, the cost of investments for federal income tax purposes was $2,041,070,230. At Oct. 31, 2013, net unrealized appreciation was $517,952,704, of which $543,413,082 related to unrealized appreciation of investments and $25,460,378 related to unrealized depreciation of investments.

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized below.

Level 1 –	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open end investment companies, futures contracts, exchange-traded options contracts)

Level 2 –	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair value securities)

Level 3 –	inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., broker-quoted securities, fair valued securities)

Level 3 investments are valued using significant unobservable inputs. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

36

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of Oct. 31, 2013:

	Level 1	Level 2	Total
Common Stock	$2,534,183,665	$—	$2,534,183,665
Warrant	1,971,163	—	1,971,163
Short-Term Investments	—	22,868,106	22,868,106
Total	$2,536,154,828	$22,868,106	$2,559,022,934

During the year ended Oct. 31, 2013, there were no transfers between Level 1 investments, Level 2 investments, or Level 3 investments that had a material impact to the Fund. The Fund’s policy is to recognize transfers between levels at the beginning of the reporting period.

4. Dividend and Distribution Information

Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. Additionally, distributions from net short-term gains on sales of investment securities are treated as ordinary income for federal income tax purposes. The tax character of dividends and distributions paid during the years ended Oct. 31, 2013 and 2012 was as follows:

	Year Ended
	10/31/13	10/31/12
Ordinary income	$1,407,327	$762,634

5. Components of Net Assets on a Tax Basis

As of Oct. 31, 2013, the components of net assets on a tax basis were as follows:

Shares of beneficial interest	$2,096,067,765
Undistributed ordinary income	429,951
Capital loss carryforwards	(27,065,298)
Unrealized appreciation	517,952,704
Net assets	$2,587,385,122

The differences between book basis and tax basis components of net assets are primarily attributable to tax deferral of losses on wash sales.

For federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. $113,829,684 was utilized in 2013. Capital loss carryforwards remaining at Oct. 31, 2013 will expire as follows: $27,065,298 expires in 2017.

On Dec. 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the Act) was enacted, which changed various technical rules governing the tax treatment of regulated investment companies. The changes are generally effective for taxable years beginning after the date of enactment. Under the Act, the Fund is permitted to carry forward capital losses incurred

37

Notes to financial statements
Delaware U.S. Growth Fund

5. Components of Net Assets on a Tax Basis (continued)

in taxable years beginning after the date of enactment for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years, which carry an expiration date. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital loss carryforwards will retain their character as either short-term or long-term capital losses rather than being considered all short-term as permitted under previous regulation.

6. Capital Shares

Transactions in capital shares were as follows:

	Year Ended
	10/31/13	10/31/12
Shares sold:
Class A	8,064,934	5,786,607
Class B	4,129	782
Class C	1,834,459	1,177,946
Class R	932,956	632,605
Institutional Class	59,025,140	21,318,038

Shares issued upon reinvestment of dividends and distributions:
Institutional Class	69,723	38,269
	69,931,341	28,954,247
Shares redeemed:
Class A	(3,297,022)	(1,394,763)
Class B	(78,949)	(101,851)
Class C	(423,054)	(207,560)
Class R	(483,774)	(86,226)
Institutional Class	(14,849,574)	(6,597,075)
	(19,132,373)	(8,387,475)
Net increase	50,798,968	20,566,772

For the years ended Oct. 31, 2013 and 2012, 36,910 Class B shares were converted to 31,642 Class A shares valued at $603,231 and 53,054 Class B shares were converted to 45,786 Class A shares valued at $773,729, respectively. The respective amounts are included in Class B redemptions and Class A subscriptions in the table above and the statements of changes in net assets.

7. Line of Credit

Each Fund, along with certain other funds in the Delaware Investments® Family of Funds (Participants), was a participant in a $125,000,000 revolving line of credit to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares.

38

Under the agreement, the Participants were charged an annual commitment fee, which was allocated across the Participants on the basis of each Participant’s allocation of the entire facility. The Participants were permitted to borrow up to a maximum of one third of their net assets under the agreement. Each Participant was individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the agreement expired on Nov. 13, 2012.

On Nov. 13, 2012, the Funds, along with the other Participants, entered into an amendment to the agreement for a $125,000,000 revolving line of credit. The line of credit was to be used as described above and operated in substantially the same manner as the original agreement. The line of credit available under the agreement expired on Nov. 12, 2013.

On Nov. 12, 2013, the Funds, along with the other Participants, entered into an amendment to the agreement for a $225,000,000 revolving line of credit. The line of credit is to be used as described above and operates in substantially the same manner as the original agreement. The line of credit available under the agreement expires on Nov. 10, 2014.

The Fund had no amounts outstanding as of Oct. 31, 2013 or at any time during the year then ended.

8. Securities Lending

The Fund, along with other funds in the Delaware Investments® Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). At the time a security is loaned, the borrower must post collateral equal to the required percentage of the market value of the loaned security, including any accrued interest. The required percentage is: (i) 102% with respect to U.S. securities and foreign securities that are denominated and payable in U.S. dollars; and (ii) 105% with respect to foreign securities. With respect to each loan, if on any business day the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day which, together with the collateral already held, will be not less than the applicable initial collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable initial collateral requirement, upon request of the borrower BNY Mellon must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable initial collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security may be temporarily more or less than the value of the security on loan.

Cash collateral received is generally invested in the Delaware Investments Collateral Fund No. 1 (Collective Trust) established by BNY Mellon for the purpose of investment on behalf of funds managed by DMC that participate in BNY Mellon’s securities lending program. The Collective Trust may invest in U.S. government securities and high quality corporate debt, asset-backed and

39

Notes to financial statements
Delaware U.S. Growth Fund

8. Securities Lending (continued)

other money market securities and in repurchase agreements collateralized by such securities, provided that the Collective Trust will generally have a dollar-weighted average portfolio maturity of 60 days or less. The Fund can also accept U.S. government securities and letters of credit (non-cash collateral) in connection with securities loans. In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund or, at the discretion of the lending agent, replace the loaned securities. The Fund continues to record dividends or interest, as applicable, on the securities loaned and is subject to changes in value of the securities loaned that may occur during the term of the loan. The Fund has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Fund receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Fund, the security lending agent and the borrower. The Fund records security lending income net of allocations to the security lending agent and the borrower.

The Collective Trust used for the investment of cash collateral received from borrowers of securities seeks to maintain a net asset value per unit of $1.00, but there can be no assurance that it will always be able to do so. The Fund may incur investment losses as a result of investing securities lending collateral in the Collective Trust. This could occur if an investment in the Collective Trust defaulted or if it were necessary to liquidate assets in the Collective Trust to meet returns on outstanding security loans at a time when the Collective Trust’s net asset value per unit was less than $1.00. Under those circumstances, the Fund may not receive an amount from the Collective Trust that is equal in amount to the collateral the Fund would be required to return to the borrower of the securities and the Fund would be required to make up for this shortfall. At Oct. 31, 2013, the Fund had no securities out on loan.

9. Credit and Market Risk

The Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund’s Board has delegated to DMC the day-to-day functions of determining whether individual securities are illiquid for purposes of the Fund’s limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s 15% limit on investments in illiquid securities. As of Oct. 31, 2013, there were no Rule 144A securities and no securities have been determined to be illiquid under the Fund’s Liquidity Procedures.

40

10. Contractual Obligations

The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

11. Subsequent Events

Except as described in Note 7, management has determined that no material events or transactions occurred subsequent to Oct, 31, 2013 that would require recognition or disclosure in the Fund’s financial statements.

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Report of independent
registered public accounting firm

To the Board of Trustees of Delaware Group® Adviser Funds
and the Shareholders of Delaware U.S. Growth Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Delaware U.S. Growth Fund (one of the series constituting Delaware Group Adviser Funds, hereafter referred to as the “Fund”) at October 31, 2013, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the four years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2013 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion. The financial highlights for the year ended October 31, 2009 were audited by other independent accountants whose report dated December 22, 2009 expressed an unqualified opinion on those statements.

PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
December 19, 2013

42

Other Fund information
(Unaudited)
Delaware U.S. Growth Fund

Tax Information

The information set forth below is for the Fund’s fiscal year as required by federal income tax laws. Shareholders, however, must report distributions on a calendar year basis for income tax purposes, which may include distributions for portions of two fiscal years of the Fund. Accordingly, the information needed by shareholders for income tax purposes will be sent to them in January of each year. Please consult your tax advisor for proper treatment of this information.

All disclosures are based on financial information available as of the date of this annual report and, accordingly are subject to change. For any and all items requiring reporting, it is the intention of the Fund to report the maximum amount permitted under the Internal Revenue Code and the regulations thereunder.

For the fiscal year ended Oct. 31, 2013, the Fund reports distributions paid during the year as follows:

(A)	Ordinary Income Distributions (Tax Basis)*	100.00%
(B)	Qualified Dividends[1]	100.00%

(A)	is based on a percentage of the Fund’s total distributions.
(B)	is based on the Fund’s ordinary income distributions.
1 Qualified dividends represent dividends which qualify for the corporate dividends received deduction.
* For the fiscal year ended Oct. 31, 2013, certain dividends paid by the Fund may be subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003, and as extended by the Tax Relief Unemployment Insurance Reauthorization and Job Creations Act of 2010, and by the American Taxpayer Relief Act of 2012. The Fund intends to report 100.00% to be taxed at a maximum rate of 15%. Complete information will be computed and reported in conjunction with your 2013 Form 1099-DIV, as applicable.

Board consideration of Delaware U.S. Growth Fund investment advisory agreement

At a meeting held on Aug. 20-22, 2013 (the “Annual Meeting”), the Board of Trustees (the “Board”), including a majority of disinterested or independent Trustees, approved the renewal of the Investment Advisory Agreement for Delaware U.S. Growth Fund (the “Fund”). In making its decision, the Board considered information furnished at regular quarterly Board meetings, including reports detailing Fund performance, investment strategies and expenses, as well as information prepared specifically in connection with the renewal of the investment advisory contract. Information furnished specifically in connection with the renewal of the Investment Advisory Agreement with Delaware Management Company (“DMC”) included materials provided by DMC and its affiliates (“Delaware Investments”) concerning, among other things, the nature, extent and quality of services provided to the Fund, the costs of such services to the Fund, economies of scale and the financial condition and profitability of Delaware Investments. In addition, in connection with the Annual Meeting, reports were provided to the Trustees in May 2013 and included reports provided by Lipper, Inc., an independent statistical compilation organization (“Lipper”). The Lipper reports compared the Fund’s investment performance and expenses with those of other comparable mutual funds. The Independent Trustees reviewed and discussed the Lipper reports with independent legal counsel to the Independent Trustees. The Board requested and

43

Other Fund information
(Unaudited)
 Delaware U.S. Growth Fund

Board consideration of Delaware U.S. Growth Fund investment advisory agreement (continued)

received information regarding DMC’s policy with respect to advisory fee levels and its breakpoint philosophy; the structure of portfolio manager compensation; the investment manager’s profitability; comparative client fee information; and any constraints or limitations on the availability of securities for certain investment styles, which had in the past year inhibited, or which were likely in the future to inhibit, DMC’s ability to invest fully in accordance with Fund policies.

In considering information relating to the approval of the Fund’s advisory agreement, the Independent Trustees received assistance and advice from and met separately with independent legal counsel to the Independent Trustees. Although the Board gave attention to all information furnished, the following discussion identifies, under separate headings, the primary factors taken into account by the Board during its contract renewal considerations.

Nature, Extent and Quality of Service. The Board considered the services provided by Delaware Investments to the Fund and its shareholders. In reviewing the nature, extent and quality of services, the Board considered reports furnished to it throughout the year, which covered matters such as the relative performance of the Fund, compliance of portfolio managers with the investment policies, strategies and restrictions for the Fund, compliance by DMC and Delaware Distributors, L.P. (together, “Management”) personnel with the Code of Ethics adopted throughout the Delaware Investments® Family of Funds complex and adherence to fair value pricing procedures as established by the Board. The Board was pleased with the current staffing of the Fund’s investment advisor and the emphasis placed on research in the investment process. The Board recognized DMC’s recent receipt of several industry distinctions. The Board gave favorable consideration to DMC’s efforts to control expenditures while maintaining service levels committed to fund matters. The Board noted that in July 2011 Management implemented measures to reduce overall costs and improve transfer agent and shareholder servicing functions through outsourcing. The Board noted the benefits provided to Fund shareholders through each shareholder’s ability to exchange an investment in one Delaware Investments fund for the same class of shares in another Delaware Investments fund without a sales charge, to reinvest Fund dividends into additional shares of the Fund or into additional shares of other Delaware Investments funds and the privilege to combine holdings in other Delaware Investments funds to obtain a reduced sales charge. The Board was satisfied with the nature, extent and quality of the overall services provided by Delaware Investments.

Investment Performance. The Board placed significant emphasis on the investment performance of the Fund in view of the importance of investment performance to shareholders. Although the Board gave appropriate consideration to performance reports and discussions with portfolio managers at Investment Committee meetings throughout the year, the Board gave particular weight to the Lipper reports furnished for the Annual Meeting. The Lipper reports prepared for the Fund showed the investment performance of its Class A shares in comparison to a group of similar funds as selected by Lipper (the “Performance Universe”). A fund with the best performance ranked first, and a fund with the poorest performance ranked last. The highest/best performing 25% of funds in the Performance Universe make up the first quartile; the next 25%, the second quartile; the next

44

25%, the third quartile; and the poorest/worst performing 25% of funds in the Performance Universe make up the fourth quartile. Comparative annualized performance for the Fund was shown for the past one-, three-, five- and ten-year periods ended March 31, 2013. The Board’s objective is that the Fund’s performance for the periods considered be at or above the median of its Performance Universe. The following paragraph summarizes the performance results for the Fund and the Board’s view of such performance.

The Performance Universe for the Fund consisted of the Fund and all retail and institutional large-cap growth funds as selected by Lipper. The Lipper report comparison showed that the Fund’s total return for the one-, three- and five-year periods was in the first quartile of its Performance Universe. The report further showed that the Fund’s total return for the ten-year period was in the second quartile of its Performance Universe. The Board was satisfied with performance.

Comparative Expenses. The Board considered expense comparison data for the Delaware Investments® Family of Funds. Management provided the Board with information on pricing levels and fee structures for the Fund as of its most recently completed fiscal year. The Board also focused on the comparative analysis of effective management fees and total expense ratios of the Fund versus effective management fees and expense ratios of a group of similar funds as selected by Lipper (the “Expense Group”). In reviewing comparative costs, the Fund’s contractual management fee and the actual management fee incurred by the Fund were compared with the contractual management fees (assuming all funds in the Expense Group were similar in size to the Fund) and actual management fees (as reported by each fund) within the Expense Group, taking into account any applicable breakpoints and fee waivers. The Fund’s total expenses were also compared with those of its Expense Group. The Lipper total expenses, for comparative consistency, were shown by Lipper for Class A shares and comparative total expenses including 12b-1 and non 12b-1 service fees. The Board considered fees paid to Delaware Investments for non-management services. The Board’s objective is to limit the Fund’s total expense ratio to be competitive with that of the Expense Group. The following paragraph summarizes the expense results for the Fund and the Board’s view of such expenses.

The expense comparisons for the Fund showed that its actual management fee and total expenses were in the quartile with the lowest expenses of its Expense Group. The Board was satisfied with the management fee and total expenses of the Fund in comparison to those of its Expense Group as shown in the Lipper report.

Management Profitability. The Board considered the level of profits realized by Delaware Investments in connection with the operation of the Fund. In this respect, the Board reviewed the Investment Management Profitability Analysis that addressed the overall profitability of Delaware Investments’ business in providing management and other services to each of the individual funds and the Delaware Investments Family of Funds as a whole. Specific attention was given to the methodology followed in allocating costs for the purpose of determining profitability. Management stated that the level of profits of Delaware Investments, to a certain extent, reflects recent operational cost savings and efficiencies initiated by Delaware Investments. The Board considered

45

Other Fund information
(Unaudited)
Delaware U.S. Growth Fund

Board consideration of Delaware U.S. Growth Fund investment advisory agreement (continued)

Delaware Investments’ efforts to improve services provided to fund shareholders and to meet additional regulatory and compliance requirements resulting from recent industry-wide Securities and Exchange Commission initiatives. The Board also considered the extent to which Delaware Investments might derive ancillary benefits from fund operations, including the potential for procuring additional business as a result of the prestige and visibility associated with its role as service provider to the Delaware Investments® Family of Funds and the benefits from allocation of fund brokerage to improve trading efficiencies. The Board found that the management fees were reasonable in light of the services rendered and the level of profitability of Delaware Investments.

Economies of Scale. The Trustees considered whether economies of scale are realized by Delaware Investments as the Fund’s assets increase and the extent to which any economies of scale are reflected in the level of management fees charged. The Trustees reviewed the standardized advisory fee pricing and structure, approved by the Board and shareholders, which includes breakpoints. Breakpoints in the advisory fee occur when the advisory fee rate is reduced on assets in excess of specified levels. Breakpoints result in a lower advisory fee than would otherwise be the case on all assets when the asset levels specified are exceeded. The Board noted that the fee under the Fund’s management contract fell within the standard structure. The Board also noted that the Fund’s assets exceeded the second breakpoint level. The Board believed that, given the extent to which economics of scale might be realized by the advisor and its affiliates, the schedule of fees under the Investment Management Agreement provides a sharing of benefits with the Fund and its shareholders.

46

Board of trustees/directors and officers addendum
Delaware Investments® Family of Funds

A mutual fund is governed by a Board of Trustees/Directors (“Trustees”), which has oversight responsibility for the management of a fund’s business affairs. Trustees establish procedures and oversee and review the performance of the investment manager, the distributor, and others who perform services for the fund. The independent fund trustees, in particular, are advocates

Name, Address,	Position(s)	Length of
and Birth Date	Held with Fund(s)	Time Served
Interested Trustees
Patrick P. Coyne[1]	Chairman, President,	Chairman and Trustee
2005 Market Street	Chief Executive Officer,	since August 16, 2006
Philadelphia, PA 19103	and Trustee
April 1963		President and
Chief Executive Officer
since August 1, 2006

Independent Trustees
Thomas L. Bennett	Trustee	Since March 2005
2005 Market Street
Philadelphia, PA 19103
October 1947
Joseph W. Chow	Trustee	Since January 2013
2005 Market Street
Philadelphia, PA 19103
January 1953

John A. Fry	Trustee	Since January 2001
2005 Market Street
Philadelphia, PA 19103
May 1960

Anthony D. Knerr	Trustee	Since April 1990
2005 Market Street
Philadelphia, PA 19103
December 1938

1 Patrick P. Coyne is considered to be an “Interested Trustee” because he is an executive officer of the Fund’s(s’) investment advisor.

48

for shareholder interests. Each trustee has served in that capacity since he or she was elected to or appointed to the Board of Trustees, and will continue to serve until his or her retirement or the election of a new trustee in his or her place. The following is a list of the Trustees and Officers with certain background and related information.

	Number of Portfolios in
Principal Occupation(s)	Fund Complex Overseen	Other Directorships
During Past 5 Years	by Trustee or Officer	Held by Trustee or Officer

Patrick P. Coyne has served in	70	Director and Audit
various executive capacities		Committee Member
at different times at		Kaydon Corp.
Delaware Investments.[2]
		Board of Governors Member
		Investment Company
		Institute (ICI)

Private Investor	70	Director
(March 2004–Present)		Bryn Mawr Bank Corp. (BMTC)
		(2007–2011)

Executive Vice President	70	Director and Audit Committee
(Emerging Economies Strategies,		Member — Hercules
Risk and Corporate Administration)		Technology Growth
State Street Corporation		Capital, Inc.
(July 2004–March 2011)
President	70	Director — Hershey Trust
Drexel University
(August 2010–Present)		Director and Audit
		Committee Member
President		Community Health Systems
Franklin & Marshall College
(July 2002–July 2010)
Managing Director	70	None
AKA Strategy
(Strategic Consulting)
(1990–Present)

2 Delaware Investments is the marketing name for Delaware Management Holdings, Inc. and its subsidiaries, including the Fund’s(s’) investment advisor, principal underwriter, and its transfer agent.

49

Board of trustees/directors and officers addendum
Delaware Investments® Family of Funds

Name, Address,	Position(s)	Length of
and Birth Date	Held with Fund(s)	Time Served
Independent Trustees (continued)
Lucinda S. Landreth	Trustee	Since March 2005
2005 Market Street
Philadelphia, PA 19103
June 1947
Frances A. Sevilla-Sacasa	Trustee	Since September 2011
2005 Market Street
Philadelphia, PA 19103
January 1956

Thomas K. Whitford	Trustee	Since January 2013
2005 Market Street
Philadelphia, PA 19103
March 1956

50

	Number of Portfolios in
Principal Occupation(s)	Fund Complex Overseen	Other Directorships
During Past 5 Years	by Trustee or Officer	Held by Trustee or Officer

Private Investor	70	None
(2004–Present)

Chief Executive Officer —	70	Trust Manager and
Banco Itaú Europa		Audit Committee
International		Member — Camden
(April 2012–Present)		Property Trust

Executive Advisor to Dean
(August 2011–March 2012)
and Interim Dean
(January 2011–July 2011) —
University of Miami School of
Business Administration

President — U.S. Trust,
Bank of America Private
Wealth Management
(Private Banking)
(July 2007–December 2008)
Vice Chairman	70	None
(2010–April 2013)
Chief Administrative
Officer (2008–2010)
and Executive Vice
President and Chief
Administrative Officer
(2007–2009) —
PNC Financial
Services Group

51

Board of trustees/directors and officers addendum
Delaware Investments® Family of Funds

Name, Address,	Position(s)	Length of
and Birth Date	Held with Fund(s)	Time Served
Independent Trustees (continued)
Janet L. Yeomans	Trustee	Since April 1999
2005 Market Street
Philadelphia, PA 19103
July 1948

J. Richard Zecher	Trustee	Since March 2005
2005 Market Street
Philadelphia, PA 19103
July 1940

52

Number of Portfolios in
Principal Occupation(s)	Fund Complex Overseen	Other Directorships
During Past 5 Years	by Trustee or Officer	Held by Trustee or Officer

Vice President and Treasurer	70	Director, Audit
(January 2006–July 2012)		Committee Member and
Vice President — Mergers & Acquisitions		Investment Committee
(January 2003–January 2006), and		Member
Vice President and Treasurer		Okabena Company
(July 1995–January 2003)
3M Corporation		Chair — 3M
Investment Management
Company
(2005–2012)
Founder	70	Director and Compensation
Investor Analytics		Committee Member
(Risk Management)		Investor Analytics
(May 1999–Present)
Director — P/E Investments
Founder
P/E Investments
(Hedge Fund)
(September 1996–Present)

53

Board of trustees/directors and officers addendum
Delaware Investments® Family of Funds

Name, Address,	Position(s)	Length of
and Birth Date	Held with Fund(s)	Time Served
Officers
David F. Connor	Senior Vice President,	Senior Vice President,
2005 Market Street	Deputy General	Deputy General Counsel
Philadelphia, PA 19103	Counsel, and Secretary	since May 2013;
December 1963		Vice President, Deputy
General Counsel
September 2000–
May 2013; Secretary since
October 2005
Daniel V. Geatens	Vice President	Treasurer
2005 Market Street	and Treasurer	since October 2007
Philadelphia, PA 19103
October 1972
David P. O’Connor	Executive Vice President,	Executive Vice President
2005 Market Street	General Counsel	since February 2012;
Philadelphia, PA 19103	and Chief Legal Officer	Senior Vice President
February 1966		October 2005–
February 2012;
General Counsel and
Chief Legal Officer
since October 2005
Richard Salus	Senior Vice President	Chief Financial Officer
2005 Market Street	and Chief Financial Officer	since November 2006
Philadelphia, PA 19103
October 1963

The Statement of Additional Information for the Fund(s) includes additional information about the Trustees and Officers and is available, without charge, upon request by calling 800 523-1918.

54

	Number of Portfolios in
Principal Occupation(s)	Fund Complex Overseen	Other Directorships
During Past 5 Years	by Trustee or Officer	Held by Trustee or Officer

David F. Connor has served as	70	None[3]
Deputy General Counsel of
Delaware Investments
since 2000.

Daniel V. Geatens has served	70	None[3]
in various capacities at
different times at
Delaware Investments.
David P. O’Connor has served in	70	None[3]
various executive and legal
capacities at different times
at Delaware Investments.

Richard Salus has served in	70	None[3]
various executive capacities
at different times at
Delaware Investments.

3 David F. Connor, Daniel V. Geatens, David P. O’Connor, and Richard Salus serve in similar capacities for the six portfolios of the Optimum Fund Trust, which have the same investment advisor, principal underwriter, and transfer agent as the registrant.

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About the organization

Board of trustees
Patrick P. Coyne Chairman, President, and Chief Executive Officer Delaware Investments® Family of Funds Philadelphia, PA Thomas L. Bennett Private Investor Rosemont, PA

Joseph W. Chow
Former Executive Vice
President
State Street Corporation
Brookline, MA

John A. Fry
President
Drexel University
Philadelphia, PA

Anthony D. Knerr
Founder and Managing
Director
AKA Strategy
New York, NY

Lucinda S. Landreth Former Chief Investment Officer Assurant, Inc. Philadelphia, PA Frances A. Sevilla-Sacasa Chief Executive Officer Banco Itaú Europa International Miami, FL

Thomas K. Whitford
Former Vice Chairman
PNC Financial Services Group
Pittsburgh, PA

Janet L. Yeomans
Former Vice President and
Treasurer
3M Corporation
St. Paul, MN

J. Richard Zecher
Founder
Investor Analytics
Scottsdale, AZ

Affiliated officers
David F. Connor Senior Vice President, Deputy General Counsel, and Secretary Delaware Investments Family of Funds Philadelphia, PA	Daniel V. Geatens Vice President and Treasurer Delaware Investments Family of Funds Philadelphia, PA	David P. O’Connor Executive Vice President, General Counsel, and Chief Legal Officer Delaware Investments Family of Funds Philadelphia, PA	Richard Salus Senior Vice President and Chief Financial Officer Delaware Investments Family of Funds Philadelphia, PA

This annual report is for the information of Delaware U.S. Growth Fund shareholders, but it may be used with prospective investors when preceded or accompanied by the Delaware Investments Fund fact sheet for the most recently completed calendar quarter. These documents are available at delawareinvestments.com.

Delaware Investments is the marketing name of Delaware Management Holdings, Inc. and its subsidiaries.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q, as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities are available without charge (i) upon request, by calling 800 523-1918; and (ii) on the SEC’s website at sec.gov. In addition, a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities and the Fund’s Schedule of Investments are available without charge on the Fund’s website at delawareinvestments.com. The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C.; information on the operation of the Public Reference Room may be obtained by calling 800 SEC-0330.

Information (if any) regarding how the Fund voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Fund’s website at delawareinvestments.com; and (ii) on the SEC’s website at sec.gov.

56

Annual report Delaware International Bond Fund October 31, 2013 Fixed income mutual fund

Carefully consider the Fund’s investment objectives, risk factors, charges, and expenses before investing. This and other information can be found in the Fund’s prospectus and its summary prospectus, which may be obtained by visiting delawareinvestments.com or calling 800 523-1918. Investors should read the prospectus and the summary prospectus carefully before investing.

You can obtain shareholder reports and prospectuses online instead of in the mail. Visit delawareinvestments.com/edelivery.

Experience Delaware Investments

Delaware Investments is committed to the pursuit of consistently superior asset management and unparalleled client service. We believe in our investment processes, which seek to deliver consistent results, and in convenient services that help add value for our clients.

If you are interested in learning more about creating an investment plan, contact your financial advisor.

You can learn more about Delaware Investments or obtain a prospectus for Delaware International Bond Fund at delawareinvestments.com.

Manage your investments online
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Delaware Management Holdings, Inc. and its subsidiaries (collectively known by the marketing name of Delaware Investments) are wholly owned subsidiaries of Macquarie Group Limited, a global provider of banking, financial, advisory, investment and funds management services.

Investments in Delaware International Bond Fund are not and will not be deposits with or liabilities of Macquarie Bank Limited ABN 46 008 583 542 and its holding companies, including their subsidiaries or related companies (Macquarie Group), and are subject to investment risk, including possible delays in repayment and loss of income and capital invested. No Macquarie Group company guarantees or will guarantee the performance of the Fund, the repayment of capital from the Fund, or any particular rate of return.

Portfolio management review	1
Performance summary	4
Disclosure of Fund expenses	8
Security type/country allocation	10
Schedule of investments	11
Statement of assets and liabilities	18
Statement of operations	20
Statements of changes in net assets	22
Financial highlights	24
Notes to financial statements	32
Report of independent registered
public accounting firm	47
Other Fund information	48
Board of trustees/directors and
officers addendum	52
About the organization	60

Unless otherwise noted, views expressed herein are current as of Oct. 31, 2013, and subject to change.

Funds are not FDIC insured and are not guaranteed. It is possible to lose the principal amount invested.

Mutual fund advisory services provided by Delaware Management Company, a series of Delaware Management Business Trust, which is a registered investment advisor. Delaware Investments, a member of Macquarie Group, refers to Delaware Management Holdings, Inc. and its subsidiaries, including the Fund’s distributor, Delaware Distributors, L.P. Macquarie Group refers to Macquarie Group Limited and its subsidiaries and affiliates worldwide.

© 2013 Delaware Management Holdings, Inc.

All third-party marks cited are the property of their respective owners.

Portfolio management review
Delaware International Bond Fund	November 12, 2013

Performance preview (for the year ended October 31, 2013)
Delaware International Bond Fund (Class A shares)	1-year return	-6.72%
Barclays Global Aggregate ex-USD Index (benchmark)	1-year return	-1.95%
Past performance does not guarantee future results.
For complete, annualized performance for Delaware International Bond Fund, please see the table on page 4.
The performance of Class A shares excludes the applicable sales charge and reflects the reinvestment of all distributions.
Index performance returns do not reflect any management fees, transaction costs, or expenses. Indices are unmanaged and one cannot invest directly in an index.

Note: On Nov. 7, 2013, the Board of the Trust unanimously approved the liquidation and dissolution of Delaware International Bond Fund. The liquidation is expected to happen on or about Dec. 31, 2013. In light of the pending liquidation, the Fund is not accepting additional investments from new or current shareholders.

The Fund’s fiscal year ended Oct. 31, 2013 was largely characterized by a “risk on” mentality as investors were willing to take on more risk than usual and embraced a diminution of macroeconomic concerns, most notably in the 17-country euro zone. With domestic nominal and real yields close to record lows, this willingness to take on more volatile assets caused bond yields to inch higher as investors rotated out of fixed-income and into equities. Underpinning the change in sentiment was a consensus that global central banks would take whatever measures were necessary to prevent another financial crisis — and that policymakers had the monetary tools to do so.

Risk appetites began to grow early in the fiscal period as investors perceived that aggressive action and rhetoric from the European Central Bank had significantly lessened the possibility that the single-currency experiment would end poorly. Somewhat paradoxically, this shift in market psychology occurred even as the euro zone appeared headed toward a double-dip recession. With growth stalling, credit spreads tightened and sovereign yields remained within pre-established ranges. In early 2013, however, signs of faster economic growth in the United States caused Treasury yields to rise along with the U.S. dollar. Gains by the U.S. dollar were broad-based, but they were particularly notable against the Japanese yen, which was sent tumbling by inflation fears related to government policies designed to breathe new life into that country’s long deflated economy.

The supreme importance of central bank policy was evident in May when the U.S. Federal Reserve intimated that its massive bond-buying program could wind down sooner than expected. Treasury yields spiked sharply and investors fled the emerging market bonds and currencies that had benefited from a global search for yield. But bearish sentiment abruptly reversed in September after the Fed remained status quo, triggering a relief rally in all fixed-income sectors except emerging markets.

Fund performance

For the fiscal year ended Oct. 31, 2013, Delaware International Bond Fund (Class A shares) returned -6.72% at net asset value and -10.90% at maximum offer price

1

Portfolio management review
Delaware International Bond Fund

(both returns assume reinvestment of all distributions). During the same period, the Fund’s benchmark, the Barclays Global Aggregate ex-USD Index, returned -1.95%. Complete annualized performance for Delaware International Bond Fund is shown in the table on page 4.

During the early months of the Fund’s fiscal year, our strategy of overweighting corporate bonds (investment grade and high yield) aided relative performance as credit spreads tightened. Similarly, the Fund’s underweight allocation toward developed-world sovereign debt, as well as underweights to the euro and yen currencies, were contributors. The Fund’s allocation to emerging market debt increased late in calendar 2012, reflecting our view at the time that fundamentals in the developing world were superior to those of the U.S., Europe, and Japan, particularly relating to debt-GDP ratios and macroeconomic policy flexibility. Notably, we focused our emerging markets allocation within the corporate (rather than the sovereign) sector because of what we considered to be robust credit fundamentals. Meanwhile, we maintained a below-market weighting to developed-world sovereign bonds.

We maintained those allocations through the early months of 2013 while also hedging foreign currencies more aggressively. During this period, the Fund’s U.S. dollar holdings doubled to about one-third of assets as “Abenomics” took root in Japan. Coined for the country’s newly elected Prime Minister, Shinzo Abe, Abenomics involved an ambitious multi-pronged attack on deflation, with the monetary component requiring a massive expansion of the Bank of Japan’s balance sheet. After suffering debilitating bouts of deflation over the last two decades, Abe’s objective was to drive the yen sharply lower, thus exerting upward pressure on import prices (to boost inflation) and aid Japan’s large export sector.

As previously mentioned, we believe the “game changer” for global fixed-income markets came in May when Fed Chairman Bernanke hinted that the U.S. central bank might scale back (“taper”) its $85 billion-a-month bond purchases sooner than investors had expected. Emerging market debt and currencies were particularly hard hit by the possibility of less Fed support. Though we subsequently reduced exposure to emerging market assets, the Fund’s remaining positions nonetheless contributed to Fund underperformance for the fiscal year. Even as bond yields rose across all sectors, credit spreads widened after Bernanke’s warning, causing the Fund’s investment grade and high yield holdings to lag the benchmark. Notably, we detected no significant deterioration in credit fundamentals, and the wider spreads sent valuations in those sectors to levels that we considered compelling.

It was from those more attractive levels that credit sectors rallied strongly after the Fed shocked the markets again in September, this time by declining to begin scaling back its bond-buying program. However, we did not use the Fed’s decision to stand pat as a rationale to expand allocations to emerging market bonds and currencies, which we viewed as still vulnerable to Fed tightening, whenever it began. Meanwhile, we increased our allocation to European sovereign debt amid indications that economic conditions were improving and structural reforms in Spain and Ireland were moving forward. Within the domestic credit sector, we

2

increased our exposure to bank loans late in the fiscal period, given the likelihood that Treasury yields eventually will move higher when tapering speculation returns.

As the fiscal year drew to a close, the Fund held about 10% of assets in high yield and about 40% each in non-corporate developed sovereign bonds and high grade U.S. corporate bonds. With regard to country weightings, we were significantly overweight toward the U.S., U.K. and significantly underweight toward France. In terms of currencies, close to half of the Fund’s assets were denominated in euros and slightly more than a quarter were denominated in the Japanese yen. Finally, nearly 90% of Fund holdings were rated investment grade (AAA through BBB), with nearly 20% rated AAA.

A word about derivatives

During the fiscal year, the Fund’s portfolio held derivatives that included single-name credit default swaps1, credit default swap baskets, forward foreign exchange contracts, interest rate swaps, futures, and options. Brief notes about each:

  The credit default swaps and credit default swap baskets were used primarily to help protect the Fund against macroeconomic contagion risks related to the market’s perception of credit valuation.
  The interest rate swaps, futures, and options were used primarily to hedge interest rate risks stemming from perceptions about monetary policy changes in the U.S.
  Forward currency contracts were used in part to hedge the currency risk posed by securities denominated in foreign currencies, as well as to actively manage the foreign currency exposure of the Fund relative to its benchmark index.

In aggregate, the Fund’s positions in derivatives detracted from performance during the fiscal year. The majority of this underperformance came from forward contracts on the Japanese yen. (The Fund’s portfolio held no Japanese government bonds, though they represented roughly 30% of the currency exposure within the index; the contracts were used to manage this large currency difference relative to the benchmark.) The overall negative returns were due largely to the yen’s depreciation against the U.S. dollar — it slipped by approximately 20% between December 2012 and June 2013. The Fund’s contracts helped it maintain a yen exposure of approximately 17% during the period, versus an average yen exposure of approximately 30% within the index. Ultimately, while the hedges generated a negative return, they outperformed the yen exposure within the index.

1 Single-name swaps refer to swaps that refer to a single underlying entity; in this case, single-name swaps were related to a single country’s sovereign debt.

3

Performance summary
Delaware International Bond Fund	October 31, 2013

The performance data quoted represent past performance; past performance does not guarantee future results. Investment return and principal value will fluctuate so your shares, when redeemed, may be worth more or less than their original cost. Please obtain the performance data current for the most recent month end by calling 800 523-1918 or visiting our website at delawareinvestments.com/performance. Current performance may be lower or higher than the performance data quoted.

Fund and benchmark performance[1,2]	Average annual total returns through October 31, 2013
	1 year	5 years	10 years	Lifetime
Class A (Est. April 11, 1997)
Excluding sales charge	-6.72%	+5.30%	+5.43%	n/a
Including sales charge	-10.90%	+4.33%	+4.95%	n/a
Class C (Est. July 28, 2011)
Excluding sales charge	-7.36%	n/a	n/a	-2.35%
Including sales charge	-8.26%	n/a	n/a	-2.35%
Class R (Est. July 28, 2011)
Excluding sales charge	-6.89%	n/a	n/a	-1.83%
Including sales charge	-6.89%	n/a	n/a	-1.83%
Institutional Class (Est. July 28, 2011)
Excluding sales charge	-6.44%	n/a	n/a	-1.37%
Including sales charge	-6.44%	n/a	n/a	-1.37%
Barclays Global Aggregate
ex-USD Index	-1.95%	+5.98%	+5.26%	n/a

1 Returns reflect the reinvestment of all distributions and are presented both with and without the applicable sales charges described below. Returns do not reflect the deduction of taxes the shareholder would pay on Fund distributions or redemptions of Fund shares.

Expense limitations were in effect for certain classes during some or all of the periods shown in the “Fund performance” chart. Expenses for each class are listed on the “Fund expense ratios” table on page 6. Performance would have been lower had expense limitations not been in effect.

Class A shares are sold with a maximum front-end sales charge of 4.50%, and have an annual distribution and service fee of 0.25% of average daily net assets. Prior to Oct. 1, 2013, Class A shares had an annual distribution and service fee of 0.30% of average daily net assets. This fee was contractually limited to 0.25% during the period from Nov. 1, 2012 until Oct. 1, 2013. Performance for Class A shares, excluding sales charges, assumes that no front-end sales charge applied.

Class C shares are sold with a contingent deferred sales charge of 1.00% if redeemed during the first 12 months. They are also subject to an annual distribution and service fee of 1.00% of average daily net assets.

4

Performance for Class C shares, excluding sales charges, assumes either that contingent deferred sales charges did not apply or that the investment was not redeemed.

Class R shares are available only for certain retirement plan products. They are sold without a sales charge and have an annual distribution and service fee of 0.50% of average daily net assets. Prior to Oct. 1, 2013, Class R shares had an annual distribution and service fee of 0.60% of average daily net assets. This fee was contractually limited to 0.50% during the period from Nov. 1, 2012 until Oct. 1, 2013.

Institutional Class shares are available without sales or asset-based distribution charges only to certain eligible institutional accounts.

The “Fund performance” table and the “Performance of a $10,000 investment” graph do not reflect the deduction of taxes the shareholder would pay on Fund distributions or redemptions of Fund shares.

Fixed income securities and bond funds can lose value, and investors can lose principal, as interest rates rise. They also may be affected by economic conditions that hinder an issuer’s ability to make interest and principal payments on its debt.

The Fund may also be subject to prepayment risk, the risk that the principal of a fixed income security that is held by the Fund may be prepaid prior to maturity, potentially forcing the Fund to reinvest that money at a lower interest rate.

High yielding, noninvestment grade bonds (junk bonds) involve higher risk than investment grade bonds. The high yield secondary market is particularly susceptible to liquidity problems when institutional investors, such as mutual funds and certain other financial institutions, temporarily stop buying bonds for regulatory, financial, or other reasons. In addition, a less liquid secondary market makes it more difficult for the Fund to obtain precise valuations of the high yield securities in its portfolio.

International investments entail risks not ordinarily associated with U.S. investments including fluctuation in currency values, differences in accounting principles, or economic or political instability in other nations.

Investing in emerging markets can be riskier than investing in established foreign markets due to increased volatility and lower trading volume.

The Fund may invest in derivatives, which may involve additional expenses and are subject to risk, including the risk that an underlying security or securities index moves in the opposite direction from what the portfolio manager anticipated. A derivative transaction depends upon the counterparties’ ability to fulfill their contractual obligations.

Because the Fund may invest in bank loans and other direct indebtedness, it is subject to the risk that the Fund will not receive payment of principal, interest, and other amounts due in connection with these investments, which primarily depend on the financial condition of the borrower and the lending institution.

“Nondiversified” Funds may allocate more of their net assets to investments in single securities than “diversified” Funds. Resulting adverse effects may subject these Funds to greater risks and volatility.

5

Performance summary
Delaware International Bond Fund

2 The Fund’s expense ratios, as described in the most recent prospectus, are disclosed in the following “Fund expense ratios” table. Delaware Management Company has agreed to reimburse certain expenses and/or waive certain fees in order to prevent total fund operating expenses (excluding any 12b-1 plan, taxes, interest, inverse floater program expenses, short sale and dividend interest expenses, brokerage fees, certain insurance costs, acquired fund fees and expenses, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations (collectively nonroutine expenses)) from exceeding 0.85% of the Fund’s average daily net assets during the period from Nov. 1, 2012, through Feb. 28, 2014. Please see the most recent prospectus and any applicable supplement(s) for additional information on these fee waivers and/or reimbursements.

Fund expense ratios	Class A	Class C	Class R	Institutional Class
Total annual operating expenses	2.89%	3.64%	3.14%	2.64%
(without fee waivers)
Net expenses	1.10%	1.85%	1.35%	0.85%
(including fee waivers, if any)
Type of waiver	Contractual	Contractual	Contractual	Contractual

Performance of a $10,000 investment1
Average annual total returns from Oct. 31, 2003, through Oct. 31, 2013

For period beginning Oct. 31, 2003, through Oct. 31, 2013	Starting value	Ending value
Barclays Global Aggregate ex-USD Index	$10,000	$16,694
Delaware International Bond Fund — Class A Shares	$9,550	$16,213

1 The “Performance of a $10,000 investment” graph assumes $10,000 invested in Class A shares of the Fund on Oct. 31, 2003, and includes the effect of a 4.50% front-end sales charge and the reinvestment of all distributions. The graph does not reflect the deduction of taxes the shareholders would pay on Fund distributions or redemptions of Fund

6

shares. Expense limitations were in effect for some or all of the periods shown. Performance would have been lower had expense limitations not been in effect. Expenses are listed in the “Fund expense ratios” table on page 6. Please note additional details on pages 4 through 7.

The chart also assumes $10,000 invested in the Barclays Global Aggregate ex-USD Index as of Oct. 31, 2003. The Barclays Global Aggregate ex-USD Index provides a broad-based measure of global investment grade fixed-rate debt markets, excluding U.S. dollar–denominated securities.

Index performance returns do not reflect any management fees, transaction costs, or expenses. Indices are unmanaged and one cannot invest directly in an index. Past performance is not a guarantee of future results.

Performance of other Fund classes will vary due to different charges and expenses.

	Nasdaq symbols	CUSIPs
Class A	DPIFX	245917695
Class C	DCIFX	245917687
Class R	DRIFX	245917679
Institutional Class	DIIFX	245917661

7

Disclosure of Fund expenses
For the six-month period from May 1, 2013 to October 31, 2013 (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period from May 1, 2013 to Oct. 31, 2013.

Actual expenses

The first section of the table shown, “Actual Fund return,” provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second section of the table shown, “Hypothetical 5% return,” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The Fund’s expenses shown in the table reflect fee waivers in effect. The expenses shown in the table assume reinvestment of all dividends and distributions.

8

Delaware International Bond Fund
Expense analysis of an investment of $1,000

	Beginning	Ending		Expenses
	Account Value	Account Value	Annualized	Paid During Period
	5/1/13	10/31/13	Expense Ratio	5/1/13 to 10/31/13*
Actual Fund return†
Class A	$1,000.00	$944.10	1.10%	$5.39
Class C	1,000.00	940.00	1.85%	9.05
Class R	1,000.00	943.50	1.35%	6.61
Institutional Class	1,000.00	945.70	0.85%	4.17
Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,019.66	1.10%	$5.60
Class C	1,000.00	1,015.88	1.85%	9.40
Class R	1,000.00	1,018.40	1.35%	6.87
Institutional Class	1,000.00	1,020.92	0.85%	4.33

*	“Expenses Paid During Period” are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

†	Because actual returns reflect only the most recent six-month period, the returns shown may differ significantly from fiscal year returns.

9

Security type/country allocation
Delaware International Bond Fund	As of October 31, 2013 (Unaudited)

Sector designations may be different than the sector designations presented in other Fund materials. The sector designations may represent the investment manager’s internal sector classifications, which may result in the sector designations for one fund being different than another fund’s sector designations.

Security type/country	Percentage of net assets
Commercial Mortgage-Backed Security	0.22%
Corporate Bonds	41.09%
Australia	0.68%
Bermuda	0.46%
Canada	2.34%
Cayman Islands	1.75%
France	2.16%
Ireland	2.42%
Italy	3.50%
Luxembourg	4.39%
Mexico	4.84%
Netherlands	7.62%
Norway	0.84%
Panama	0.33%
Spain	0.60%
United Kingdom	6.10%
United States	3.06%
Regional Bonds	8.94%
Australia	8.94%
Senior Secured Loans	11.28%
Sovereign Bonds	33.87%
Belgium	6.54%
Ireland	5.24%
Italy	4.79%
South Africa	0.65%
Spain	4.84%
United Kingdom	11.81%
U.S. Treasury Obligation	0.90%
Short-Term Investments	0.42%
Total Value of Securities	96.72%
Receivables and Other Assets Net of Liabilities	3.28%
Total Net Assets	100.00%

10

Schedule of investments
Delaware International Bond Fund	October 31, 2013

	Principal amount°		Value (U.S. $)
Commercial Mortgage-Backed Security – 0.22%
•#FREMF Mortgage Trust Series 2012-K21 B 144A
3.939% 7/25/45	USD	10,000	$9,369
Total Commercial Mortgage-Backed
Security (cost $10,161)			9,369

ΔCorporate Bonds – 41.09%
Australia – 0.68%
BHP Billiton Finance USA 3.25% 11/21/21		30,000	30,279
			30,279
Bermuda – 0.46%
# Ingersoll-Rand Global Holding 144A 4.25% 6/15/23		20,000	20,128
			20,128
Canada – 2.34%
Barrick Gold
2.90% 5/30/16		15,000	15,385
3.85% 4/1/22		15,000	13,675
Canadian Natural Resources 3.45% 11/15/21		15,000	15,107
Rogers Communications 3.00% 3/15/23		20,000	18,872
Teck Resources 4.75% 1/15/22		25,000	25,357
TransCanada Pipelines 3.75% 10/16/23		15,000	15,126
			103,522
Cayman Islands – 1.75%
Noble Holding International 3.95% 3/15/22		55,000	54,617
Transocean 6.375% 12/15/21		20,000	22,570
			77,187
France – 2.16%
# GDF Suez 144A 1.625% 10/10/17		25,000	25,062
Orange 4.125% 9/14/21		35,000	36,154
Total Capital International 2.875% 2/17/22		35,000	34,281
			95,497
Ireland – 2.42%
# Nara Cable Funding 144A 8.875% 12/1/18		100,000	107,250
			107,250
Italy – 3.50%
# ENI 144A 4.15% 10/1/20		150,000	155,047
			155,047

11

Schedule of investments
Delaware International Bond Fund

	Principal amount°		Value (U.S. $)
ΔCorporate Bonds (continued)
Luxembourg – 4.39%
# Schlumberger Investment 144A 3.30% 9/14/21	USD	25,000	$25,227
# SES 144A 3.60% 4/4/23		40,000	38,952
Tyco Electronics Group 3.50% 2/3/22		25,000	24,372
# Wind Acquisition Finance 144A 7.25% 2/15/18		100,000	105,749
			194,300
Mexico – 4.84%
America Movil 3.75% 6/28/17	EUR	145,000	214,037
			214,037
Netherlands – 7.62%
Koninklijke Philips Electronics 3.75% 3/15/22	USD	25,000	25,452
LYB International Finance 4.00% 7/15/23		20,000	20,178
# Myriad International Holding 144A 6.375% 7/28/17		100,000	110,500
#• Rabobank 144A 11.00% 12/29/49		115,000	152,225
Shell International Finance 2.25% 1/6/23		10,000	9,184
Syngenta Finance 3.125% 3/28/22		20,000	19,791
			337,330
Norway – 0.84%
Statoil 2.45% 1/17/23		40,000	37,204
			37,204
Panama – 0.33%
Carnival 1.875% 12/15/17		15,000	14,725
			14,725
Spain – 0.60%
Telefonica Emisiones 5.462% 2/16/21		25,000	26,550
			26,550
United Kingdom – 6.10%
Abbey National Treasury Services 4.00% 4/27/16		30,000	31,975
BP Capital Markets 3.994% 9/26/23		20,000	20,653
ENSCO 4.70% 3/15/21		30,000	32,462
HSBC Holdings 6.25% 3/19/18	EUR	100,000	159,820
Rio Tinto Finance 1.625% 8/21/17	USD	25,000	24,971
			269,881

12

	Principal amount°		Value (U.S. $)
ΔCorporate Bonds (continued)
United States – 3.06%
Comcast 6.30% 11/15/17	USD	20,000	$23,622
Enterprise Products Operating 6.30% 9/15/17		15,000	17,436
International Game Technology 5.35% 10/15/23		20,000	20,815
JPMorgan Chase 4.25% 11/2/18	NZD	30,000	23,546
Kinder Morgan Energy Partners 6.00% 2/1/17	USD	20,000	22,742
Verizon Communications 5.15% 9/15/23		25,000	27,177
			135,338
Total Corporate Bonds (cost $1,753,246)			1,818,275

ΔRegional Bonds – 8.94%
Australia – 8.94%
New South Wales Treasury 6.00% 3/1/22	AUD	187,000	196,506
Treasury of Victoria 5.50% 11/15/18	AUD	195,000	199,129
Total Regional Bonds (cost $408,447)			395,635

«Senior Secured Loans – 11.28%
Activision Blizzard Tranche B 1st Lien 3.25% 9/12/20	USD	50,000	50,210
Biomet Tranche 1st Lien 3.75% 7/25/17		49,750	50,185
Calpine Construction Finance Tranche B 3.00% 5/1/20		49,875	49,355
Clear Channel Communication Tranche B 3.65% 1/29/16		50,000	48,620
Gardner Denver Tranche 1st Lien 4.25% 7/23/20		50,000	50,082
Hudson’s Bay Tranche B 1st Lien 4.75% 10/7/20		50,000	50,725
Nuveen Investments Tranche 1st Lien 4.00% 5/13/17		100,000	99,601
Peabody Energy Tranche B 4.25% 9/20/20		50,000	49,844
Samson Investment Tranche 2nd Lien 6.00% 9/10/18		50,000	50,516
Total Senior Secured Loans (cost $494,688)			499,138

ΔSovereign Bonds – 33.87%
Belgium – 6.54%
Belgium Government
2.25% 6/22/23	EUR	100,000	133,409
#144A 4.25% 3/28/41	EUR	100,000	155,983
			289,392

13

Schedule of investments
Delaware International Bond Fund

	Principal amount°		Value (U.S. $)
ΔSovereign Bonds (continued)
Ireland – 5.24%
Irish Government 3.90% 3/20/23	EUR	165,000	$231,908
			231,908
Italy – 4.79%
Italy Buoni Poliennali Del Tesoro 4.75% 9/1/21	EUR	145,000	211,852
			211,852
South Africa – 0.65%
Republic of South Africa 10.50% 12/21/26	ZAR	240,000	28,718
			28,718
Spain – 4.84%
Spanish Government 3.75% 10/31/18	EUR	151,000	214,139
			214,139
United Kingdom – 11.81%
United Kingdom Treasury Gilt
1.75% 1/22/17	GBP	95,000	156,465
4.00% 3/7/22	GBP	106,000	191,799
5.00% 3/7/25	GBP	89,100	174,484
			522,748
Total Sovereign Bonds (cost $1,481,458)			1,498,757

U.S. Treasury Obligation – 0.90%
U.S. Treasury Note 2.50% 8/15/23	USD	40,000	39,856
Total U.S. Treasury Obligation (cost $39,861)			39,856

Short-Term Investments – 0.42%
≠Discount Note – 0.03%
Federal Home Loan Bank 0.05% 12/27/13		1,495	1,495
			1,495
≠U.S. Treasury Obligations – 0.39%
U.S. Treasury Bills
0.033% 1/23/14		7,734	7,734
0.065% 4/24/14		9,281	9,278
			17,012
Total Short-Term Investments (cost $18,508)			18,507

Total Value of Securities – 96.72% (cost $4,206,369)			$4,279,537

14

°	Principal amount is stated in the currency in which each security is denominated.
•	Variable rate security. The rate shown is the rate as of Oct. 31, 2013. Interest rates reset periodically.
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At Oct. 31, 2013, the aggregate value of Rule 144A securities was $905,492, which represented 20.46% of the Fund’s net assets. See Note 10 in “Notes to financial statements.”
Δ	Securities have been classified by country of origin.
«	Senior secured loans generally pay interest at rates which are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates are generally: (i) the prime rate offered by one or more United States banks, (ii) the lending rate offered by one or more European banks such as the London Inter-Bank Offered Rate (LIBOR), and (iii) the certificate of deposit rate. Senior secured loans may be subject to restrictions on resale. Stated rate in effect at Oct. 31, 2013.
≠	The rate shown is the effective yield at the time of purchase.

The following foreign currency exchange contracts were outstanding at Oct. 31, 2013:1

Foreign Currency Exchange Contracts

						Unrealized
						Appreciation
Counterparty	Contracts to Receive (Deliver)		In Exchange For		Settlement Date	(Depreciation)
BAML	AUD	(324,251)	USD	310,448	12/6/13	$4,599
BAML	BRL	43,470	USD	(19,724)	12/6/13	(485)
BAML	CAD	62,239	USD	(59,549)	12/6/13	82
BAML	EUR	424,619	USD	(585,353)	12/6/13	(8,745)
BAML	GBP	(160,000)	USD	258,966	12/6/13	2,484
BAML	IDR	161,595,000	USD	(15,025)	12/6/13	(838)
BAML	JPY	135,485,442	USD	(1,392,641)	12/6/13	(14,423)
BAML	NOK	(296,837)	USD	49,968	12/6/13	180
BAML	NZD	11,829	USD	(9,812)	12/6/13	(66)
BAML	PLN	(85,700)	USD	28,269	11/5/13	465
BAML	SEK	96,098	USD	(15,144)	12/6/13	(330)
BAML	TRY	16,455	USD	(8,266)	12/6/13	(76)
CITI	CLP	2,796,281	USD	(5,511)	12/6/13	(81)
MNB	MYR	(342,008)	USD	107,401	11/4/13	(919)
MSC	AUD	(96,716)	USD	92,597	12/6/13	1,370
TD	CAD	42,329	USD	(40,487)	12/6/13	68
TD	IDR	67,070,960	USD	(6,232)	12/6/13	(344)
TD	JPY	22,790	USD	(234)	12/6/13	(2)
TD	NOK	296,837	USD	(50,244)	12/6/13	(456)
						$(17,517)

15

Schedule of investments
Delaware International Bond Fund

The use of foreign currency exchange contracts involves elements of market risk and risks in excess of the amounts disclosed in the financial statements. The foreign currency exchange contracts presented above represents the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

1See Note 8 in “Notes to financial statements.”

Summary of abbreviations:
AUD — Australian Dollar
BAML — Bank of America Merrill Lynch
BRL — Brazilian Real
CAD — Canadian Dollar
CITI — Citigroup Global Markets
CLP — Chilean Peso
EUR — European Monetary Unit
GBP — British Pound Sterling
IDR — Indonesian Rupiah
JPY — Japanese Yen
MNB — Mellon National Bank
MSC — Morgan Stanley Capital
MYR — Malaysian Ringgit
NOK — Norwegian Krone
NZD — New Zealand Dollar
PLN — Polish Zloty
SEK — Swedish Krona
TD — Toronto Dominion Bank
TRY — Turkish Lira
USD — United States Dollar
ZAR — South African Rand

See accompanying notes, which are an integral part of the financial statements.

16

Statement of assets and liabilities
Delaware International Bond Fund	October 31, 2013

Assets:
Investments, at value[1]	$4,261,030
Short-term investments, at value[2]	18,507
Cash collateral for derivatives	10,000
Foreign currencies, at value[3]	7,931
Receivable for securities sold	928,337
Interest receivable	50,349
Receivable from investment manager	20,044
Unrealized gain of foreign currency exchange contracts	9,248
Receivable for fund shares sold	273
Other assets	117
Total assets	5,305,836

Liabilities:
Cash overdraft	20,716
Payable for fund shares redeemed	628,716
Payable for securities purchased	150,272
Unrealized loss of foreign currency exchange contracts	26,765
Distribution fees payable to affiliates	1,782
Trustees fees payable	19
Other accrued expenses	51,816
Other affiliates payable	858
Total liabilities	880,944

Total Net Assets	$4,424,892

Net Assets Consist of:
Paid-in capital	$4,941,044
Undistributed net investment income	123
Accumulated net realized loss on investments	(570,442)
Net unrealized appreciation of investments and derivatives	54,167
Total Net Assets	$4,424,892

[1]Investments, at cost	$4,187,861
[2]Short-term investments, at cost	18,508
[3]Foreign currencies, at cost	7,992

18

Net Asset Value

Class A
Net assets	$3,461,885
Shares of beneficial interest outstanding, unlimited authorization, no par	405,358
Net asset value per share	$8.54
Sales charge	4.50%
Offering price per share, equal to net asset value per share/(1 - sales charge)	$8.94

Class C
Net assets	$767,327
Shares of beneficial interest outstanding, unlimited authorization, no par	90,081
Net asset value per share	$8.52

Class R
Net assets	$78,036
Shares of beneficial interest outstanding, unlimited authorization, no par	9,146
Net asset value per share	$8.53

Institutional Class
Net assets	$117,644
Shares of beneficial interest outstanding, unlimited authorization, no par	13,762
Net asset value per share	$8.55

See accompanying notes, which are an integral part of the financial statements.

19

Statement of operations
Delaware International Bond Fund	Year Ended October 31, 2013

Investment Income:
Interest	$497,182
Foreign tax withheld	(1,379)
495,803

Expenses:
Management fees	86,441
Registration fees	63,337
Distribution expenses – Class A	36,084
Distribution expenses – Class C	10,116
Distribution expenses – Class R	474
Audit and tax	40,544
Reports and statements to shareholders	16,349
Custodian fees	11,312
Dividend disbursing and transfer agent fees and expenses	11,178
Dues and services	8,146
Legal fees	7,434
Pricing fees	5,854
Accounting and administration expenses	5,154
Trustees’ fees	651
Insurance	273
Consulting fees	153
Trustees’ expenses	52
303,552
Less fees waived	(143,394)
Less waived distribution expenses – Class A	(5,840)
Less waived distribution expenses – Class R	(73)
Less expense paid indirectly	(9)
Total operating expenses	154,236
Net Investment Income	341,567

20

Net Realized and Unrealized Loss:
Net realized loss on:
Investments	$(130,022)
Foreign currencies	(229,934)
Foreign currency exchange contracts	(742,013)
Futures contracts	(68,391)
Swap contracts	(19,085)
Net realized loss	(1,189,445)
Net change in unrealized appreciation (depreciation) of:
Investments	(528,169)
Foreign currencies	(1,131)
Foreign currency exchange contracts	(19,642)
Net change in unrealized appreciation (depreciation)	(548,942)
Net Realized and Unrealized Loss	(1,738,387)

Net Decrease in Net Assets Resulting from Operations	$(1,396,820)

See accompanying notes, which are an integral part of the financial statements.

21

Statements of changes in net assets
Delaware International Bond Fund

	Year Ended
	10/31/13	10/31/12
Increase (Decrease) in Net Assets from Operations:
Net investment income	$341,567	$309,175
Net realized loss	(1,189,445)	(69,290)
Net change in unrealized appreciation (depreciation)	(548,942)	436,946
Net increase (decrease) in net assets resulting from operations	(1,396,820)	676,831

Dividends and Distributions to Shareholders from:
Net investment income:
Class A	—	(2,570,576)
Class C	—	(44,741)
Class R	—	(399)
Institutional Class	—	(4,790)

Return of capital:
Class A	(358,169)	—
Class C	(21,106)	—
Class R	(2,045)	—
Institutional Class	(3,610)	—
	(384,930)	(2,620,506)

Capital Share Transactions:
Proceeds from shares sold:
Class A	7,459,488	2,682,936
Class C	320,629	1,100,808
Class R	86,816	24,520
Institutional Class	109,367	141,369

Net asset value of shares issued upon reinvestment of
dividends and distributions:
Class A	351,623	2,564,714
Class C	19,409	44,432
Class R	2,045	399
Institutional Class	3,160	4,790
	8,352,537	6,563,968

22

	Year Ended
	10/31/13	10/31/12
Capital Share Transactions (continued):
Cost of shares redeemed:
Class A	$(15,815,337)	$(528,987)
Class C	(747,325)	(21,111)
Class R	(28,013)	—
Institutional Class	(140,278)	(3,937)
	(16,730,953)	(554,035)
Increase (decrease) in net assets derived from capital
share transactions	(8,378,416)	6,009,933
Net Increase (Decrease) in Net Assets	(10,160,166)	4,066,258

Net Assets:
Beginning of year	14,585,058	10,518,800
End of year (including undistributed (distributions in excess of)
net investment income of $123 and $(53,747), respectively)	$4,424,892	$14,585,058

See accompanying notes, which are an integral part of the financial statements.

23

Financial highlights
Delaware International Bond Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Return of capital
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets
prior to fees waived
Portfolio turnover

[1] Effective July 28, 2011, the Fund received all of the assets and liabilities of the Delaware Pooled® Trust – The International Fixed Income Portfolio (Portfolio). The Class A shares financial highlights for the periods prior to July 28, 2011, reflect the performance of the Institutional Class shares of the Portfolio. Fees paid by the Portfolio were less than Class A share fees, and performance would have been lower if Class A fees were paid. See Note 2 in “Notes to financial statements.”
[2] The average shares outstanding method has been applied for per share information.

See accompanying notes, which are an integral part of the financial statements.

24

Year Ended
10/31/13	10/31/12	10/31/11[1]	10/31/10[1]	10/31/09[1]
$9.390	$11.690	$12.140	$12.430	$11.570

0.234	0.239	0.269	0.279	0.876
(0.848)	0.190	(0.124)	0.752	1.173
(0.614)	0.429	0.145	1.031	2.049

—	(2.729)	(0.595)	(1.321)	(1.189)
(0.236)	—	—	—	—
(0.236)	(2.729)	(0.595)	(1.321)	(1.189)

$8.540	$9.390	$11.690	$12.140	$12.430

(6.72% )	5.23%	1.52%	9.33%	18.86%

$3,462	$13,130	$10,337	$21,358	$19,538
1.10%	1.10%	0.72%	0.60%	0.60%

2.23%	2.94%	1.28%	0.81%	0.79%
2.63%	2.56%	2.33%	2.48%	7.73%

1.50%	0.72%	1.77%	2.27%	7.54%
153%	132%	151%	31%	98%

[3] Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value, and does not reflect impact of a sales charge. Total investment return during all of the periods shown reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.

25

Financial highlights
Delaware International Bond Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income (loss)[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Return of capital
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived
Ratio of net investment income (loss) to average net assets
Ratio of net investment income (loss) to average net assets
prior to fees waived
Portfolio turnover

[1] Date of commencement of operations; ratios have been annualized and total return has not been annualized.
[2] The average shares outstanding method has been applied for per share information.
[3] Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.
[4] Portfolio turnover is representative of the Fund for the entire annual period.

See accompanying notes, which are an integral part of the financial statements.

26

		7/28/11[1]
Year Ended		to
10/31/13	10/31/12	10/31/11
$9.380	$11.690	$12.020

0.167	0.170	(0.025)
(0.841)	0.184	(0.218)
(0.674)	0.354	(0.243)

—	(2.664)	(0.087)
(0.186)	—	—
(0.186)	(2.664)	(0.087)

$8.520	$9.380	$11.690

(7.36% )	4.40%	(2.03% )

$767	$1,272	$166
1.85%	1.82%	1.85%

2.93%	3.61%	3.84%
1.88%	1.84%	(0.81% )

0.80%	0.05%	(2.80% )
153%	132%	151% [4]

27

Financial highlights
Delaware International Bond Fund Class R

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income (loss)[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Return of capital
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived
Ratio of net investment income (loss) to average net assets
Ratio of net investment income (loss) to average net assets
prior to fees waived
Portfolio turnover

[1] Date of commencement of operations; ratios have been annualized and total return has not been annualized.
[2] The average shares outstanding method has been applied for per share information.
[3] Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during all of the periods shown reflect waivers by the manager and distributor. Performance would have been lower had the waivers not been in effect.
[4] Portfolio turnover is representative of the Fund for the entire annual period.

See accompanying notes, which are an integral part of the financial statements.

28

		7/28/11[1]
Year Ended		to
10/31/13	10/31/12	10/31/11
$9.390	$11.690	$12.020

0.208	0.210	(0.013)
(0.848)	0.198	(0.215)
(0.640)	0.408	(0.228)

—	(2.708)	(0.102)
(0.220)	—	—
(0.220)	(2.708)	(0.102)

$8.530	$9.390	$11.690

(6.89% )	5.00%	(1.91% )

$78	$26	$—
1.35%	1.35%	1.35%

2.52%	3.24%	3.44%
2.38%	2.31%	(0.31% )

1.21%	0.42%	(2.40% )
153%	132%	151% [4]

29

Financial highlights
Delaware International Bond Fund Institutional Class

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Return of capital
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income (loss) to average net assets
prior to fees waived
Portfolio turnover

1 Date of commencement of operations; ratios have been annualized and total return has not been annualized.
2 The average shares outstanding method has been applied for per share information.
3 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during all of the periods shown reflect a waiver by the manager. Performance would have been lower had the waiver not been in effect.
4 Portfolio turnover is representative of the Fund for the entire annual period.

See accompanying notes, which are an integral part of the financial statements.

30

		7/28/11[1]
Year Ended		to
10/31/13	10/31/12	10/31/11
$9.390	$11.690	$12.020

0.255	0.259	0.006
(0.842)	0.191	(0.218)
(0.587)	0.450	(0.212)

—	(2.750)	(0.118)
(0.253)	—	—
(0.253)	(2.750)	(0.118)

$8.550	$9.390	$11.690

(6.44% )	5.46%	(1.77% )

$118	$157	$16
0.85%	0.85%	0.85%

1.93%	2.64%	2.84%
2.88%	2.81%	0.19%

1.80%	1.02%	(1.80% )
153%	132%	151% [4]

31

Notes to financial statements
Delaware International Bond Fund	October 31, 2013

Delaware Group® Adviser Funds (Trust) is organized as Delaware statutory trust and offers four series: Delaware Diversified Income Fund, Delaware Global Real Estate Opportunities Fund, Delaware International Bond Fund and Delaware U.S. Growth Fund. These financial statements and the related notes pertain to Delaware International Bond Fund (Fund). The Trust is an open-end investment company. The Fund is considered diversified under the Investment Company Act of 1940, as amended, and offers Class A, Class C, Class R and Institutional Class shares. Class A shares are sold with a maximum front-end sales charge of 4.50%. Class A share purchases of $1,000,000 or more will incur a contingent deferred sales charge (CDSC) of 1.00% if redeemed during the first year and 0.50% during the second year, provided that Delaware Distributors, L.P. (DDLP) paid a financial advisor a commission on the purchase of those shares. Class C shares are sold with a CDSC of 1.00%, if redeemed during the first twelve months. Class R and Institutional Class shares are not subject to a sales charge and are offered for sale exclusively to certain eligible investors. On Nov. 7, 2013, the Board of the Trust unanimously voted and approved a proposal to liquidate and dissolve the Fund. The liquidation and dissolution are expected to take effect on or about Dec. 31, 2013. The Fund is closed to new and existing investors.

The investment objective of the Fund is to seek total return.

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by the Fund.

Security Valuation — Debt securities and credit default swap (CDS) contracts are valued based upon valuation provided by an independent pricing service or broker/counterparty and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. U.S. government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Valuations for fixed income securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. For asset-backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities, pricing vendors utilize matrix pricing which considers prepayment speed, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type as well as broker/dealer-supplied prices. Swaps prices are derived using daily swap curves and models that incorporate a number of market data factors, such as discounted cash flows, trades and values of the underlying reference instruments. Foreign currency exchange contracts and foreign cross currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Futures contracts are valued at the daily quoted settlement prices. Exchange-traded options are valued at the last reported sale price or, if no sales are reported, at the mean between the last reported bid and ask prices, which approximates fair value. Generally, other securities and assets for which market quotations are not readily available are valued at fair

32

value as determined in good faith under the direction of the Fund’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security.

Federal & Foreign Income Taxes — No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken for all open federal income tax years (Oct. 31, 2010–Oct. 31, 2013), and has concluded that no provision for federal income tax is required in the Fund’s financial statements. In regard to foreign taxes only, the Fund has open tax years in certain foreign countries it invests in that may date back to the inception of the Fund.

Class Accounting — Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements — The Fund may purchase certain U.S. government securities subject to the counterparty’s agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Fund’s custodian or a third-party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. At Oct. 31, 2013, the Fund held no investments in repurchase agreements.

Foreign Currency Transactions — Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date in accordance with the Fund’s prospectus. The value of all assets and liabilities denominated in foreign currencies is translated daily into U.S. dollars at the exchange rate of such currencies against the U.S. dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund generally bifurcates that portion of realized gains and losses on investments in debt securities which is due to changes in foreign exchange rates from that which is due to changes in market prices of debt securities. That portion of gains (losses) is included in the statement of operations under the caption net realized gain (loss) on foreign currencies. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

33

Notes to financial statements
Delaware International Bond Fund

1. Significant Accounting Policies (continued)

Use of Estimates — The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other — Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated among such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Interest income is recorded on the accrual basis. Discounts and premiums on debt securities are amortized to interest income over the lives of the respective securities using the effective interest method. Withholding taxes and reclaims on foreign interest have been recorded in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. The Fund declares and pays distributions from net investment income monthly and net realized gain on investments, if any, annually. The Fund may distribute more frequently, if necessary for tax purposes. Dividends and distributions, if any, are recorded on the ex-dividend date.

The Fund may receive earnings credits from its custodian when positive cash balances are maintained, which are used to offset custody fees. There were no earnings credits for the year ended Oct. 31, 2013.

The Fund receives earnings credits from its transfer agent when positive cash balances are maintained, which are used to offset transfer agent fees. If the amount earned is greater than one dollar, the expense paid under this arrangement is included in dividend disbursing and transfer agent fees and expenses and appears on the statement of operations with the corresponding expense offset shown as “expense paid indirectly.” For the year ended Oct. 31, 2013, the Fund earned $9 under the agreement.

2. Investment Management, Administration Agreements and Other Transactions with Affiliates

In accordance with the terms of its investment management agreement, the Fund pays Delaware Management Company (DMC), a series of Delaware Management Business Trust and the investment manager, an annual fee which is calculated daily at the rate of 0.65% on the first $500 million of average daily net assets of the Fund, 0.60% on the next $500 million, 0.55% on the next $1.5 billion, and 0.50% on average daily net assets in excess of $2.5 billion.

34

DMC has contractually agreed to waive that portion if any, of its management fee and reimburse the Fund to the extent necessary to ensure that total annual fund operating expenses (excluding any 12b-1 Plan, taxes, interest, inverse floater program expenses, short sale and dividend interest expenses, brokerage fees, certain insurance costs, acquired fund fees and expenses, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations (collectively nonroutine expenses)) do not exceed 0.85% of the Fund’s average daily net assets from Feb. 28, 2013 through Feb. 28, 2014. For purposes of this waiver and reimbursement, nonroutine expenses may also include such additional costs and expenses as may be agreed upon from time to time by the Fund’s Board and DMC. This expense waiver and reimbursement may only be terminated by agreement of DMC and the Fund.

Delaware Service Company, Inc. (DSC), an affiliate of DMC, provides fund accounting and financial administration oversight services to the Fund. For these services, the Fund pays DSC fees based on the aggregate daily net assets of the Delaware Investments® Family of Funds at the following annual rate: 0.0050% of the first $30 billion; 0.0045% of the next $10 billion; 0.0040% of the next $10 billion; and 0.0025% of aggregate average daily net assets in excess of $50 billion. The fees payable to DSC under the service agreement described above are allocated among all Funds in the Delaware Investments Family of Funds on a relative net asset value basis. For the year ended Oct. 31, 2013, the Fund was charged $643 for these services.

DSC is also the transfer agent and dividend disbursing agent of the Fund. For these services, the Fund pays DSC fees based on the aggregate daily net assets of the retail funds within the Delaware Investments Family of Funds at the following annual rate: 0.025% of the first $20 billion; 0.020% of the next $5 billion; 0.015% of the next $5 billion; and 0.013% of average daily net assets in excess of $30 billion. Pursuant to a sub-transfer agency agreement between DSC and BNY Mellon Investment Servicing (US) Inc. (BNYMIS), BNYMIS provides certain sub-transfer agency services to the Fund. Sub-transfer agency fees are passed on to and paid directly by the Fund. These amounts are included in the statement of operations as dividend disbursing and transfer agent fees and expenses. For the year ended Oct. 31, 2013, the amounts charged by DSC and BNYMIS were $7,556 and $3,613, respectively.

Pursuant to a distribution agreement and distribution plan, the Fund pays DDLP, the distributor and an affiliate of DMC, an annual distribution and service fee of 1.00% of the average daily net assets of the Class C shares. Effective Oct. 1, 2013, the Fund pays DDLP an annual distribution and service fees of 0.25% and 0.50% of the average daily net assets of the Class A and Class R shares’ respectively. Prior to Oct. 1, 2013, the Fund paid DDLP an annual distribution and service fee of 0.30% and 0.60% of the average daily net assets of the Class A and Class R shares’ respectively. For the period from Nov. 1, 2012 to Oct. 1, 2013, the distribution and service fees for Class A and Class R shares were contractually limited to 0.25% and 0.50% of the classes’ average daily net assets. Institutional Class shares pay no distribution and service expenses.

As provided in the investment management agreement, the Fund bears the cost of certain legal services, including internal legal services provided to the Fund by DMC and/or its affiliates’ employees. For the year ended Oct. 31, 2013, the Fund was charged $421 for internal legal services provided by DMC and/or its affiliates’ employees.

35

Notes to financial statements
Delaware International Bond Fund

3. Investments

For the year ended Oct. 31, 2013, DDLP earned $1,463 for commissions on sales of the Fund’s Class A shares. For the year ended Oct. 31, 2013, DDLP received gross CDSC commissions of $5,048 on redemptions of the Fund’s Class C shares and these commissions were entirely used to offset up-front commissions previously paid by DDLP to broker/dealers on sales of those shares.

Trustees’ fees include expenses accrued by the Fund for each Trustee’s retainer and meeting fees. Certain officers of DMC, DSC and DDLP are officers and/or Trustees of the Trust. These officers and Trustees are paid no compensation by the Fund.

For the year ended Oct. 31, 2013, the Fund made purchases of $17,904,853 and sales of $26,092,586 of investment securities other than U.S. government securities and short-term investments. For the year ended Oct. 31, 2013, the Fund made purchases of $701,479 and sales of $687,323 of long-term U.S. government securities.

At Oct. 31, 2013, the cost of investments for federal income tax purposes was $4,248,960. At Oct. 31, 2013, net unrealized appreciation was $30,577, of which $151,179 related to unrealized appreciation and $120,602 related to unrealized depreciation.

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized below.

Level 1 –	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)

Level 2 –	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)

36

Level 3 –	inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., broker-quoted securities, fair valued securities)

Level 3 investments are valued using significant unobservable inputs. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of Oct. 31, 2013:

Level 2
Commercial Mortgage-Backed Security	$9,369
Corporate Debt	1,818,275
Foreign Debt	1,894,392
Senior Secured Loans	499,138
U.S. Treasury Obligation	39,856
Short-Term Investments	18,507
Total	$4,279,537

Foreign Currency Exchange Contracts	$(17,517)

During the year ended Oct. 31, 2013, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a significant impact to the Fund. The Fund’s policy is to recognize transfers between levels at the beginning of the reporting period.

4. Dividend and Distribution Information

Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. Additionally, distributions from net gains on foreign currency transactions and net short-term gains on sales of investment securities are treated as ordinary income for federal income tax purposes. The tax character of dividends and distributions paid during the years ended Oct. 31, 2013 and 2012 were as follows:

	Year Ended
	10/31/13	10/31/12
Ordinary income	$—	$2,593,450
Return of capital	384,930	27,056
Total	$384,930	$2,620,506

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Notes to financial statements
Delaware International Bond Fund

5. Components of Net Assets on a Tax Basis

As of Oct. 31, 2013, the components of net assets on a tax basis were as follows:

Shares of beneficial interest	$4,941,044
Capital loss carryforwards	(527,851)
Other temporary differences	(15,212)
Unrealized appreciation	26,911
Net assets	$4,424,892

The differences between book basis and tax basis components of net assets are primarily attributable to tax deferral of losses on wash sales, mark-to-market of foreign currency exchange contracts, tax deferral of losses on straddles, tax treatment of market discount and premium on debt instruments.

For financial reporting purposes, capital accounts are adjusted to reflect the tax character of permanent book/tax differences. Reclassifications are primarily due to tax treatment of gain (loss) on foreign currency transactions, CDS contracts, dividends and distributions, market discount and premium on certain debt instruments, and net operating losses. Results of operations and net assets were not affected by these reclassifications. For the year ended Oct. 31, 2013, the Fund recorded the following reclassifications:

Distributions in excess of net investment income	$(287,697)
Accumulated net realized	884,312
Paid-in capital	(596,615)

For federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. Capital loss carryforwards remaining at Oct. 31, 2013 will expire as follows: $154,783 expires in 2014, $21,289 expires in 2016 and $23,325 expires in 2017.

On Dec. 22, 2010, the Regulated Investment Company Modernization Act of 2010 (Act) was enacted, which changed various technical rules governing the tax treatment of regulated investment companies. The changes were generally effective for taxable years beginning after the date of enactment. Under the Act, the Fund will be permitted to carry forward capital losses incurred in taxable years beginning after the date of enactment for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years, which carry an expiration date. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital loss carryforwards will retain their character as either short-term or long-term capital losses rather than being considered all short-term as permitted under previous regulation. Losses incurred that will be carried forward under the Act are as follows:

Loss carry forward character
Short-term	$328,454

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6. Capital Shares

Transactions in capital shares were as follows:

	Year Ended
	10/31/13	10/31/12
Shares Sold:
Class A	841,558	286,660
Class C	36,911	118,699
Class R	9,472	2,700
Institutional Class	12,340	15,286

Shares issued upon reinvestment of dividends and distributions:
Class A	39,367	285,008
Class C	2,178	4,937
Class R	232	44
Institutional Class	357	531
	942,415	713,865

Shares redeemed:
Class A	(1,874,118)	(57,366)
Class C	(84,577)	(2,275)
Class R	(3,305)	—
Institutional Class	(15,661)	(428)
	(1,977,661)	(60,069)
Net increase (decrease)	(1,035,246)	653,796

7. Line of Credit

The Fund, along with certain other funds in the Delaware Investments® Family of Funds (Participants), was a participant in a $125,000,000 revolving line of credit to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants were charged an annual commitment fee, which was allocated across the Participants on the basis of each Participant’s allocation of the entire facility. The Participants were permitted to borrow up to a maximum of one third of their net assets under the agreement. Each Participant was individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit under the agreement expired on Nov. 13, 2012.

On Nov. 13, 2012, the Fund, along with the other Participants, entered into an amendment to the agreement for a $125,000,000 revolving line of credit. The line of credit was used as described above and operated in substantially the same manner as the original agreement. The line of credit available under the agreement expired on Nov. 12, 2013.

39

Notes to financial statements
Delaware International Bond Fund

7. Line of Credit (continued)

On Nov. 12, 2013, the Fund, along with the other Participants, entered into an amendment to the agreement for a $225,000,000 revolving line of credit. The line of credit is to be used as described above and operates in substantially the same manner as the original agreement. The line of credit available under the agreement expires on Nov. 10, 2014.

The Fund had no amounts outstanding as of Oct. 31, 2013 or at any time during the year then ended.

8. Derivatives

U.S. GAAP requires disclosures that enable investors to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.

Foreign Currency Exchange Contracts — The Fund may enter into foreign currency exchange contracts and forward foreign cross currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Fund may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies. The change in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts and foreign cross currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts and foreign cross currency exchange contracts limit the risk of loss due to an unfavorable change in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency change favorably. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. The Fund’s maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty. The risk is generally mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty. The Fund posted $10,000 in cash collateral for foreign currency exchange contracts, which is presented as cash collateral for derivatives on the statement of assets and liabilities. The Fund received $10,000 in securities collateral for foreign currency exchange contracts.

Futures Contracts — A futures contract is an agreement in which the writer (or seller) of the contract agrees to deliver to the buyer an amount of cash or securities equal to a specific dollar amount times the difference between the value of a specific security or index at the close of the last trading day of the contract and the price at which the agreement is made. The Fund may use futures in the normal course of pursuing its investment objective. The Fund may invest in futures contracts to hedge its existing portfolio securities against fluctuations in fair value caused by

40

changes in prevailing market interest rates. Upon entering into a futures contract, the Fund deposits cash or pledges U.S. government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. When investing in futures, there is reduced counterparty credit risk to the Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures,-guarantees against default. No futures contracts were outstanding at Oct. 31, 2013.

Options Contracts — During the year ended Oct. 31, 2013, the Fund entered into options contracts in the normal course of pursuing its investment objective. The Fund may buy or write options contracts for any number of reasons, including without limitation: to manage the Fund’s exposure to changes in securities prices and foreign currencies; as an efficient means of adjusting the Fund’s overall exposure to certain markets; to protect the value of portfolio securities; and as a cash management tool. The Fund may buy or write call or put options on securities, futures, swaps swaptions, financial indices, and foreign currencies. When the Fund buys an option, a premium is paid and an asset is recorded and adjusted on a daily basis to reflect the current market value of the option purchased. When the Fund writes an option, a premium is received and a liability is recorded and adjusted on a daily basis to reflect the current market value of the option written. Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains. The difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is treated as realized gain or loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the Fund has a realized gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Fund. The Fund, as writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option. When writing options, the Fund is subject to minimal counterparty risk because the counterparty is only obligated to pay premiums and does not bear the market risk of an unfavorable market change. No options contracts were outstanding at Oct. 31, 2013.

Swap Contracts — The Fund may enter into CDS contracts in the normal course of pursuing its investment objective. The Fund may enter into CDS contracts in order to hedge against a credit event, to enhance total return or to gain exposure to certain securities or markets. The Fund will not be permitted to enter into any swap transactions unless, at the time of entering into such transactions, the unsecured long-term debt of the actual counterparty combined with any credit enhancements, is rated at least BBB- by Standard & Poor’s (S&P) or Baa3 by Moody’s Investors Service (Moody’s) or is determined to be of equivalent credit quality by the manager.

41

Notes to financial statements
Delaware International Bond Fund

8. Derivatives (continued)

Credit Default Swaps. A CDS contract is a risk-transfer instrument through which one party (purchaser of protection) transfers to another party (seller of protection) the financial risk of a credit event (as defined in the CDS agreement), as it relates to a particular reference security or basket of securities (such as an index). In exchange for the protection offered by the seller of protection, the purchaser of protection agrees to pay the seller of protection a periodic amount at a stated rate that is applied to the notional amount of the CDS contract. In addition, an upfront payment may be made or received by the Fund in connection with an unwinding or assignment of a CDS contract. Upon the occurrence of a credit event, the seller of protection would pay the par (or other agreed-upon) value of the reference security (or basket of securities) to the counterparty. Credit events generally include, among others, bankruptcy, failure to pay, and obligation default.

During the year ended Oct. 31, 2013, the Fund entered into CDS contracts as a purchaser of protection. Periodic payments on such contracts are accrued daily and recorded as unrealized losses (gains) on swap contracts. Upon payment, such amounts are recorded as realized losses (gains) on swap contracts. Upfront payments made in connection with CDS contracts are amortized over the expected life of the CDS contracts as unrealized losses (gains) on swap contracts. The change in value of CDS contracts is recorded as unrealized appreciation or depreciation daily. A realized gain or loss is recorded upon a credit event (as defined in the CDS agreement) or the maturity or termination of the agreement. Initial margin and variation margin is posted to central counterparties for CDS basket trades submitted on or after June 10, 2013, as determined by the applicable central counterparty.

CDS contracts may involve greater risks than if the Fund had invested in the reference obligation directly. CDS contracts are subject to general market risk, liquidity risk, counterparty risk and credit risk. The Fund’s maximum risk of loss from counterparty credit risk, either as the seller of protection or the buyer of protection, is the fair value of the contract. This risk is mitigated by (1) having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty for trades entered prior to June 10, 2013, and (2) trading these instruments through a central counterparty for trades entered on or after June 10, 2013.

Swaps Generally. The value of open swaps may differ from that which would be realized in the event the Fund terminated its position in the agreement. Risks of entering into these contracts include the potential inability of the counterparty to meet the terms of the contracts. This type of risk is generally limited to the amount of favorable movement in the value of the underlying security, instrument or basket of instruments, if any, at the day of default. Risks also arise from potential losses from adverse market movements and such losses could exceed the unrealized amounts. No swap contracts were outstanding at Oct. 31, 2013.

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The effect of derivative instruments on the statement of operations for the year ended Oct. 31, 2013 was as follows:

	Net Realized Gain (Loss) on:
	Foreign
	Currency	Futures
	Transactions	Contracts	Swaps	Total
Foreign currency exchange contracts	$(742,013)	$—	$—	$(742,013)
Interest rate contracts	—	(68,391)	—	(68,391)
Credit contracts	—	—	(19,085)	(19,085)
Total	$(742,013)	$(68,391)	$(19,085)	$(829,489)

	Net Change in Unrealized
	Appreciation (Depreciation) of:
	Foreign
	Currency	Futures
	Transactions	Contracts	Swaps	Total
Foreign currency exchange contracts	$(19,642)	$—	$—	$(19,642)

Derivatives Generally. The table below summarizes the average balance of derivative holdings by the Fund during the year ended Oct. 31, 2013:

	Long		Short
	Derivative		Derivative
	Volume		Volume
Foreign currency exchange contracts (average cost)	USD	6,976,278	USD	1,711,108
Futures contracts (average notional value)		286,350		660,336
Options contracts (average notional value)		1		—
Swap contracts (average notional value)*	EUR	28,234		—
	USD	14,960		—

*Long represents buying protection and short represents selling protection.

9. Securities Lending

The Fund, along with other funds in the Delaware Investments® Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). At the time a security is loaned, the borrower must post collateral equal to the required percentage of the market value of the loaned security, including any accrued interest. The required percentage is: (i) 102% with respect to U.S. securities and foreign securities that are denominated and payable in U.S. dollars; and (ii) 105% with respect to foreign securities. With respect to each loan, if on any business day the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day which, together with the collateral already held, will be not less than the applicable initial collateral requirements for such security loan. If the aggregate market value of securities

43

Notes to financial statements
Delaware International Bond Fund

9. Securities Lending (continued)

collateral and cash collateral held with respect to a security loan exceeds the applicable initial collateral requirement, upon the request of the borrower BNY Mellon must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable initial collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security may be temporarily more or less than the value of the security on loan.

Cash collateral received is generally invested in the Delaware Investments Collateral Fund No. 1 (Collective Trust) established by BNY Mellon for the purpose of investment on behalf of funds managed by DMC that participate in BNY Mellon’s securities lending program. The Collective Trust may invest in U.S. government securities and high quality corporate debt, asset-backed and other money market securities and in repurchase agreements collateralized by such securities, provided that the Collective Trust will generally have a dollar-weighted average portfolio maturity of 60 days or less. The Fund can also accept U.S. government securities and letters of credit (non-cash collateral) in connection with securities loans. In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund or, at the discretion of the lending agent, replace the loaned securities. The Fund continues to record dividends or interest, as applicable, on the securities loaned and is subject to changes in value of the securities loaned that may occur during the term of the loan. The Fund has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Fund receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Fund, the security lending agent and the borrower. The Fund records security lending income net of allocations to the security lending agent and the borrower.

The Collective Trust used for the investment of cash collateral received from borrowers of securities seeks to maintain a net asset value per unit of $1.00, but there can be no assurance that it will always be able to do so. The Fund may incur investment losses as a result of investing securities lending collateral in the Collective Trust. This could occur if an investment in the Collective Trust defaulted or if it were necessary to liquidate assets in the Collective Trust to meet returns on outstanding security loans at a time when the Collective Trust’s net asset value per unit was less than $1.00. Under those circumstances, the Fund may not receive an amount from the Collective Trust that is equal in amount to the collateral the Fund would be required to return to the borrower of the securities and the Fund would be required to make up for this shortfall. During the year ended Oct. 31, 2013, the Fund had no securities out on loan.

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10. Credit and Market Risk

Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid, and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.

The Fund invests in high yield fixed income securities, which are securities rated lower than BBB- by S&P and Baa3 by Moody’s, or similarly rated by another nationally recognized statistical rating organization. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment-grade securities.

The Fund invests in certain obligations that may have liquidity protection to ensure that the receipt of payments due on the underlying security is timely. Such protection may be provided through guarantees, insurance policies or letters of credit obtained by the issuer or sponsor through third parties, through various means of structuring the transaction or through a combination of such approaches. The Fund will not pay any additional fees for such credit support, although the existence of credit support may increase the price of a security.

The Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund’s Board has delegated to DMC the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund’s limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s 15% limit on investments in illiquid securities. As of Oct. 31, 2013, no securities have been determined to be illiquid under the Fund’s Liquidity Procedures. Rule 144A securities have been identified on the schedule of investments.

11. Contractual Obligations

The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

45

Notes to financial statements
Delaware International Bond Fund

12. Subsequent Events

On Nov. 7, 2013, the Board of the Trust unanimously voted and approved a proposal to liquidate and dissolve the Fund. The liquidation and dissolution are expected to take effect on or about Dec. 31, 2013. The Fund is closed to new and existing investors.

Except as described above and in Note 7, management has determined that no other material events or transactions occurred subsequent to Oct. 31, 2013 that would require recognition or disclosure in the Fund’s financial statements.

46

Report of independent
registered public accounting firm

To the Board of Trustees of Delaware Group® Adviser Funds
and the Shareholders of Delaware International Bond Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Delaware International Bond Fund (one of the series constituting Delaware Group Adviser Funds, hereafter referred to as the “Fund”) at October 31, 2013, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods presented after the year ended October 31, 2010, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2013 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion. The financial highlights for the year ended October 31, 2009 were audited by other independent accountants whose report dated December 22, 2009 expressed an unqualified opinion on those statements.

PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
December 19, 2013

47

Other Fund information
(Unaudited)
Delaware International Bond Fund

Tax Information

The information set forth below is for the Fund’s fiscal year as required by federal income tax laws. Shareholders, however, must report distributions on a calendar year basis for income tax purposes, which may include distributions for portions of two fiscal years of the Fund. Accordingly, the information needed by shareholders for income tax purposes will be sent to them in January of each year. Please consult your tax advisor for proper treatment of this information.

All disclosures are based on financial information available as of the date of this annual report and, accordingly are subject to change. For any and all items requiring reporting, it is the intention of the Fund to report the maximum amount permitted under the Internal Revenue Code and the regulations thereunder.

For the fiscal year ended Oct 31, 2013, the Fund reports distributions paid during the year as follows:

(A) Return of Capital (Tax Basis)	100.00%

(A) is based on a percentage of the Fund’s total distributions.

Board consideration of Delaware International Bond Fund investment advisory agreement

At a meeting held on August 20-22, 2013 (the “Annual Meeting”), the Board of Trustees (the “Board”), including a majority of disinterested or independent Trustees, approved the renewal of the Investment Advisory Agreement for Delaware International Bond Fund (the “Fund”). In making its decision, the Board considered information furnished at regular quarterly Board meetings, including reports detailing Fund performance, investment strategies and expenses, as well as information prepared specifically in connection with the renewal of the investment advisory and sub-advisory contracts. Information furnished specifically in connection with the renewal of the Investment Management Agreement with Delaware Management Company (“DMC”) and Sub-Advisory Agreements with each of Macquarie Investment Management Limited (“MIML”) and Macquarie Bank International Limited (“MBIL”) included materials provided by DMC and its affiliates (“Delaware Investments”), MIML and MBIL, as applicable, concerning, among other things, the nature, extent and quality of services provided to the Fund, the costs of such services to the Fund, economies of scale and the financial condition and profitability of Delaware Investments. In addition, in connection with the Annual Meeting, reports were provided to the Trustees in May 2013 and included reports provided by Lipper, an independent statistical compilation organization. The Lipper reports compared the Fund’s investment performance and expenses with those of other comparable mutual funds. The Independent Trustees reviewed and discussed the Lipper reports with independent legal counsel to the Independent Trustees. The Board requested and received information regarding DMC’s policy with respect to advisory fee levels and its breakpoint philosophy; the structure of portfolio manager compensation; the investment manager’s profitability; comparative client fee information; and any constraints or limitations on the availability of securities for certain investment styles, which had in the past year inhibited, or which were likely in the future to inhibit, DMC’s, MIML’s or MBIL’s ability to invest fully in accordance with Fund policies.

48

In considering information relating to the approval of the Fund’s advisory and sub-advisory agreements, the Independent Trustees received assistance and advice from and met separately with independent legal counsel to the Independent Trustees. Although the Board gave attention to all information furnished, the following discussion identifies, under separate headings, the primary factors taken into account by the Board during its contract renewal considerations.

Nature, Extent And Quality of Service. The Board considered the services provided by Delaware Investments to the Fund and its shareholders. In reviewing the nature, extent and quality of services, the Board considered reports furnished to it throughout the year, which covered matters such as the relative performance of the Fund, compliance of portfolio managers with the investment policies, strategies and restrictions for the Fund, compliance by DMC and Delaware Distributors, L.P. (together, “Management”) personnel with the Code of Ethics adopted throughout the Delaware Investments Family of Funds complex and adherence to fair value pricing procedures as established by the Board. The Board was pleased with the current staffing of the Fund’s investment advisor and the emphasis placed on research in the investment process. The Board recognized DMC’s recent receipt of several industry distinctions. The Board gave favorable consideration to DMC’s efforts to control expenditures while maintaining service levels committed to fund matters. The Board noted that in July 2011 Management implemented measures to reduce overall costs and improve transfer agent and shareholder servicing functions through outsourcing. The Board noted the benefits provided to Fund shareholders through each shareholder’s ability to exchange an investment in one Delaware Investments fund for the same class of shares in another Delaware Investments fund without a sales charge, to reinvest Fund dividends into additional shares of the Fund or into additional shares of other Delaware Investments funds and the privilege to combine holdings in other Delaware Investments funds to obtain a reduced sales charge. The Board was satisfied with the nature, extent and quality of the overall services provided by Delaware Investments.

Nature, Extent And Quality of Service. The Board considered the services provided by MIML and MBIL under the terms of the sub-advisory contracts between DMC and MIML and DMC and MBIL, respectively, to the Fund and its shareholders. In reviewing the nature, extent and quality of services, the Board noted reports furnished to it throughout the year at regular Board Meetings covering matters such as relative performance of the Fund. The Board was pleased with the current staffing of MIML and MBIL and the emphasis placed on research in the investment process. The Board was satisfied with the nature, extent and quality of the overall services proposed to be provided by MIML and MBIL.

Investment Performance. The Board placed significant emphasis on the investment performance of the Fund in view of the importance of investment performance to shareholders. Although the Board gave appropriate consideration to performance reports and discussions with portfolio managers at Investment Committee meetings throughout the year, the Board gave particular weight to the Lipper reports furnished for the Annual Meeting. The Lipper reports prepared for the Fund showed the investment performance of its Class A shares in comparison to a group of similar funds as selected by Lipper (the “Performance Universe”). A fund with the best performance ranked first, and a fund with the poorest performance ranked last. The highest/best performing 25% of funds

49

Other Fund information
(Unaudited)|
Delaware International Bond Fund

Board consideration of Delaware International Bond investment advisory agreement (continued)

in the Performance Universe make up the first quartile; the next 25%, the second quartile; the next 25%, the third quartile; and the poorest/worst performing 25% of funds in the Performance Universe make up the fourth quartile. Comparative annualized performance for the Fund was shown for the past one-, three-, five- and ten-year periods ended March 31, 2013. The Board’s objective is that the Fund’s performance for the periods considered be at or above the median of its Performance Universe. The following paragraph summarizes the performance results for the Fund and the Board’s view of such performance.

The Performance Universe for the Fund consisted of the Fund and all retail and institutional international income funds as selected by Lipper. The Lipper report comparison showed that the Fund’s total return for the one-, three- and five-year periods was in the second quartile of its Performance Universe. The report further showed that the Fund’s total return for the ten-year period was in the first quartile of its Performance Universe. The Board was satisfied with performance.

Comparative Expenses. The Board considered expense comparison data for the Delaware Investments Family of Funds. Management provided the Board with information on pricing levels and fee structures for the Fund as of its most recently completed fiscal year. The Board also focused on the comparative analysis of effective management fees and total expense ratios of the Fund versus effective management fees and expense ratios of a group of similar funds as selected by Lipper (the “Expense Group”). In reviewing comparative costs, the Fund’s contractual management fee and the actual management fee incurred by the Fund were compared with the contractual management fees (assuming all funds in the Expense Group were similar in size to the Fund) and actual management fees (as reported by each fund) within the Expense Group, taking into account any applicable breakpoints and fee waivers. The Fund’s total expenses were also compared with those of its Expense Group. The Lipper total expenses, for comparative consistency, were shown by Lipper for Class A shares and comparative total expenses including 12b-1 and non 12b-1 service fees. The Board considered fees paid to Delaware Investments for non-management services. The Board’s objective is to limit the Fund’s total expense ratio to be competitive with that of the Expense Group. The following paragraph summarizes the expense results for the Fund and the Board’s view of such expenses.

The expense comparisons for the Fund showed that its contractual management fee was in the quartile with the lowest expenses of its Expense Group and its total expenses were in the quartile with the second lowest expenses of its Expense Group. The Board was satisfied with the management fee and total expenses of the Fund in comparison to those of its Expense Group as shown in the Lipper report.

Management Profitability. The Board considered the level of profits realized by Delaware Investments in connection with the operation of the Fund. In this respect, the Board reviewed the Investment Management Profitability Analysis that addressed the overall profitability of Delaware Investments’ business in providing management and other services to each of the

50

individual funds and the Delaware Investments Family of Funds as a whole. Specific attention was given to the methodology followed in allocating costs for the purpose of determining profitability. Management stated that the level of profits of Delaware Investments, to a certain extent, reflects recent operational cost savings and efficiencies initiated by Delaware Investments. The Board considered Delaware Investments’ efforts to improve services provided to fund shareholders and to meet additional regulatory and compliance requirements resulting from recent industry-wide Securities and Exchange Commission initiatives. The Board also considered the extent to which Delaware Investments might derive ancillary benefits from fund operations, including the potential for procuring additional business as a result of the prestige and visibility associated with its role as service provider to the Delaware Investments Family of Funds and the benefits from allocation of fund brokerage to improve trading efficiencies. The Board found that the management fees were reasonable in light of the services rendered and the level of profitability of Delaware Investments.

Management Profitability. Trustees were also given available information on profits being realized by MIML and MBIL in relation to the services being provided to the Fund or in relation to MIML’s and MBIL’s overall investment advisory business, but believed such information to be of limited relevance since the sub-advisory fees are paid by DMC out of its management fee and changes in the level of sub-advisory fees do not impact Fund expenses. The Board was also provided information on potential fall-out benefits derived or to be derived by each of MIML and MBIL in connection with its relationship to the Fund, such as reputational enhancement, soft dollar arrangements or commissions paid to affiliated broker-dealers.

Economies of Scale. The Trustees considered whether economies of scale are realized by Delaware Investments as the Fund’s assets increase and the extent to which any economies of scale are reflected in the level of management fees charged. The Trustees reviewed the standardized advisory fee pricing and structure, approved by the Board and shareholders, which includes breakpoints. Breakpoints in the advisory fee occur when the advisory fee rate is reduced on assets in excess of specified levels. Breakpoints result in a lower advisory fee than would otherwise be the case on all assets when the asset levels specified are exceeded. The Board noted that the fee under the Fund’s management contract fell within the standard structure. Although the Fund has not reached a size at which it can take advantage of breakpoints, the Board recognized that the fee was structured so that when the Fund grows, economies of scale may be shared.

51

Board of trustees/directors and officers addendum
Delaware Investments® Family of Funds

A mutual fund is governed by a Board of Trustees/Directors (“Trustees”), which has oversight responsibility for the management of a fund’s business affairs. Trustees establish procedures and oversee and review the performance of the investment manager, the distributor, and others who perform services for the fund. The independent fund trustees, in particular, are advocates

Name, Address,	Position(s)	Length of
and Birth Date	Held with Fund(s)	Time Served
Interested Trustees
Patrick P. Coyne[1]	Chairman, President,	Chairman and Trustee
2005 Market Street	Chief Executive Officer,	since August 16, 2006
Philadelphia, PA 19103	and Trustee
April 1963		President and
Chief Executive Officer
since August 1, 2006

Independent Trustees
Thomas L. Bennett	Trustee	Since March 2005
2005 Market Street
Philadelphia, PA 19103
October 1947
Joseph W. Chow	Trustee	Since January 2013
2005 Market Street
Philadelphia, PA 19103
January 1953

John A. Fry	Trustee	Since January 2001
2005 Market Street
Philadelphia, PA 19103
May 1960

Anthony D. Knerr	Trustee	Since April 1990
2005 Market Street
Philadelphia, PA 19103
December 1938

1 Patrick P. Coyne is considered to be an “Interested Trustee” because he is an executive officer of the Fund’s(s’) investment advisor.

52

for shareholder interests. Each trustee has served in that capacity since he or she was elected to or appointed to the Board of Trustees, and will continue to serve until his or her retirement or the election of a new trustee in his or her place. The following is a list of the Trustees and Officers with certain background and related information.

	Number of Portfolios in
Principal Occupation(s)	Fund Complex Overseen	Other Directorships
During Past 5 Years	by Trustee or Officer	Held by Trustee or Officer

Patrick P. Coyne has served in	70	Director and Audit
various executive capacities		Committee Member
at different times at		Kaydon Corp.
Delaware Investments.[2]
		Board of Governors Member
		Investment Company
		Institute (ICI)

Private Investor	70	Director
(March 2004–Present)		Bryn Mawr Bank Corp. (BMTC)
		(2007–2011)

Executive Vice President	70	Director and Audit Committee
(Emerging Economies Strategies,		Member — Hercules
Risk and Corporate Administration)		Technology Growth
State Street Corporation		Capital, Inc.
(July 2004–March 2011)
President	70	Director — Hershey Trust
Drexel University
(August 2010–Present)		Director and Audit
		Committee Member
President		Community Health Systems
Franklin & Marshall College
(July 2002–July 2010)
Managing Director	70	None
AKA Strategy
(Strategic Consulting)
(1990–Present)

2 Delaware Investments is the marketing name for Delaware Management Holdings, Inc. and its subsidiaries, including the Fund’s(s’) investment advisor, principal underwriter, and its transfer agent.

53

Board of trustees/directors and officers addendum
Delaware Investments® Family of Funds

Name, Address,	Position(s)	Length of
and Birth Date	Held with Fund(s)	Time Served
Independent Trustees (continued)
Lucinda S. Landreth	Trustee	Since March 2005
2005 Market Street
Philadelphia, PA 19103
June 1947
Frances A. Sevilla-Sacasa	Trustee	Since September 2011
2005 Market Street
Philadelphia, PA 19103
January 1956

Thomas K. Whitford	Trustee	Since January 2013
2005 Market Street
Philadelphia, PA 19103
March 1956

54

	Number of Portfolios in
Principal Occupation(s)	Fund Complex Overseen	Other Directorships
During Past 5 Years	by Trustee or Officer	Held by Trustee or Officer

Private Investor	70	None
(2004–Present)

Chief Executive Officer —	70	Trust Manager and
Banco Itaú Europa		Audit Committee
International		Member — Camden
(April 2012–Present)		Property Trust

Executive Advisor to Dean
(August 2011–March 2012)
and Interim Dean
(January 2011–July 2011) —
University of Miami School of
Business Administration

President — U.S. Trust,
Bank of America Private
Wealth Management
(Private Banking)
(July 2007–December 2008)
Vice Chairman	70	None
(2010–April 2013)
Chief Administrative
Officer (2008–2010)
and Executive Vice
President and Chief
Administrative Officer
(2007–2009) —
PNC Financial
Services Group

55

Board of trustees/directors and officers addendum
Delaware Investments® Family of Funds

Name, Address,	Position(s)	Length of
and Birth Date	Held with Fund(s)	Time Served
Independent Trustees (continued)
Janet L. Yeomans	Trustee	Since April 1999
2005 Market Street
Philadelphia, PA 19103
July 1948

J. Richard Zecher	Trustee	Since March 2005
2005 Market Street
Philadelphia, PA 19103
July 1940

56

Number of Portfolios in
Principal Occupation(s)	Fund Complex Overseen	Other Directorships
During Past 5 Years	by Trustee or Officer	Held by Trustee or Officer

Vice President and Treasurer	70	Director, Audit
(January 2006–July 2012)		Committee Member and
Vice President — Mergers & Acquisitions		Investment Committee
(January 2003–January 2006), and		Member
Vice President and Treasurer		Okabena Company
(July 1995–January 2003)
3M Corporation		Chair — 3M
Investment Management
Company
(2005–2012)
Founder	70	Director and Compensation
Investor Analytics		Committee Member
(Risk Management)		Investor Analytics
(May 1999–Present)
Director — P/E Investments
Founder
P/E Investments
(Hedge Fund)
(September 1996–Present)

57

Board of trustees/directors and officers addendum
Delaware Investments® Family of Funds

Name, Address,	Position(s)	Length of
and Birth Date	Held with Fund(s)	Time Served
Officers
David F. Connor	Senior Vice President,	Senior Vice President,
2005 Market Street	Deputy General	Deputy General Counsel
Philadelphia, PA 19103	Counsel, and Secretary	since May 2013;
December 1963		Vice President, Deputy
General Counsel
September 2000–
May 2013; Secretary since
October 2005
Daniel V. Geatens	Vice President	Treasurer
2005 Market Street	and Treasurer	since October 2007
Philadelphia, PA 19103
October 1972
David P. O’Connor	Executive Vice President,	Executive Vice President
2005 Market Street	General Counsel	since February 2012;
Philadelphia, PA 19103	and Chief Legal Officer	Senior Vice President
February 1966		October 2005–
February 2012;
General Counsel and
Chief Legal Officer
since October 2005
Richard Salus	Senior Vice President	Chief Financial Officer
2005 Market Street	and Chief Financial Officer	since November 2006
Philadelphia, PA 19103
October 1963

The Statement of Additional Information for the Fund(s) includes additional information about the Trustees and Officers and is available, without charge, upon request by calling 800 523-1918.

58

	Number of Portfolios in
Principal Occupation(s)	Fund Complex Overseen	Other Directorships
During Past 5 Years	by Trustee or Officer	Held by Trustee or Officer

David F. Connor has served as	70	None[3]
Deputy General Counsel of
Delaware Investments
since 2000.

Daniel V. Geatens has served	70	None[3]
in various capacities at
different times at
Delaware Investments.
David P. O’Connor has served in	70	None[3]
various executive and legal
capacities at different times
at Delaware Investments.

Richard Salus has served in	70	None[3]
various executive capacities
at different times at
Delaware Investments.

3 David F. Connor, Daniel V. Geatens, David P. O’Connor, and Richard Salus serve in similar capacities for the six portfolios of the Optimum Fund Trust, which have the same investment advisor, principal underwriter, and transfer agent as the registrant.

59

About the organization

Board of trustees
Patrick P. Coyne Chairman, President, and Chief Executive Officer Delaware Investments® Family of Funds Philadelphia, PA Thomas L. Bennett Private Investor Rosemont, PA

Joseph W. Chow
Former Executive Vice
President
State Street Corporation
Brookline, MA

John A. Fry
President
Drexel University
Philadelphia, PA

Anthony D. Knerr
Founder and Managing
Director
AKA Strategy
New York, NY

Lucinda S. Landreth Former Chief Investment Officer Assurant, Inc. Philadelphia, PA Frances A. Sevilla-Sacasa Chief Executive Officer Banco Itaú Europa International Miami, FL

Thomas K. Whitford
Former Vice Chairman
PNC Financial Services Group
Pittsburgh, PA

Janet L. Yeomans
Former Vice President and
Treasurer
3M Corporation
St. Paul, MN

J. Richard Zecher
Founder
Investor Analytics
Scottsdale, AZ

Affiliated officers
David F. Connor Senior Vice President, Deputy General Counsel, and Secretary Delaware Investments Family of Funds Philadelphia, PA	Daniel V. Geatens Vice President and Treasurer Delaware Investments Family of Funds Philadelphia, PA	David P. O’Connor Executive Vice President, General Counsel, and Chief Legal Officer Delaware Investments Family of Funds Philadelphia, PA	Richard Salus Senior Vice President and Chief Financial Officer Delaware Investments Family of Funds Philadelphia, PA

This annual report is for the information of Delaware International Bond Fund shareholders, but it may be used with prospective investors when preceded or accompanied by the Delaware Investments Fund fact sheet for the most recently completed calendar quarter. These documents are available at delawareinvestments.com.

Delaware Investments is the marketing name of Delaware Management Holdings, Inc. and its subsidiaries.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q, as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities are available without charge (i) upon request, by calling 800 523-1918; and (ii) on the SEC’s website at sec.gov. In addition, a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities and the Fund’s Schedule of Investments are available without charge on the Fund’s website at delawareinvestments.com. The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C.; information on the operation of the Public Reference Room may be obtained by calling 800 SEC-0330.

Information (if any) regarding how the Fund voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Fund’s website at delawareinvestments.com; and (ii) on the SEC’s website at sec.gov.

60

Annual report Delaware Global Real Estate Opportunities Fund October 31, 2013 Alternative / specialty mutual fund

Carefully consider the Fund’s investment objectives, risk factors, charges, and expenses before investing. This and other information can be found in the Fund’s prospectus and its summary prospectus, which may be obtained by visiting delawareinvestments.com or calling 800 523-1918. Investors should read the prospectus and the summary prospectus carefully before investing.

You can obtain shareholder reports and prospectuses online instead of in the mail. Visit delawareinvestments.com/edelivery.

Experience Delaware Investments

Delaware Investments is committed to the pursuit of consistently superior asset management and unparalleled client service. We believe in our investment processes, which seek to deliver consistent results, and in convenient services that help add value for our clients.

If you are interested in learning more about creating an investment plan, contact your financial advisor.

You can learn more about Delaware Investments or obtain a prospectus for Delaware Global Real Estate Opportunities Fund at delawareinvestments.com.

Manage your investments online
  24-hour access to your account information
  Obtain share prices
  Check your account balance and recent transactions
  Request statements or literature
  Make purchases and redemptions

Delaware Management Holdings, Inc. and its subsidiaries (collectively known by the marketing name of Delaware Investments) are wholly owned subsidiaries of Macquarie Group Limited, a global provider of banking, financial, advisory, investment and funds management services.

Investments in Delaware Global Real Estate Opportunities Fund are not and will not be deposits with or liabilities of Macquarie Bank Limited ABN 46 008 583 542 and its holding companies, including their subsidiaries or related companies (Macquarie Group), and are subject to investment risk, including possible delays in repayment and loss of income and capital invested. No Macquarie Group company guarantees or will guarantee the performance of the Fund, the repayment of capital from the Fund, or any particular rate of return.

Portfolio management review	1
Performance summary	4
Disclosure of Fund expenses	8
Security type/country and sector allocations	10
Schedule of investments	12
Statement of assets and liabilities	18
Statement of operations	20
Statements of changes in net assets	22
Financial highlights	24
Notes to financial statements	30
Report of independent registered
public accounting firm	45
Other Fund information	46
Board of trustees/directors and
officers addendum	50
About the organization	58

Unless otherwise noted, views expressed herein are current as of Oct. 31, 2013, and subject to change.

Funds are not FDIC insured and are not guaranteed. It is possible to lose the principal amount invested.

Mutual fund advisory services provided by Delaware Management Company, a series of Delaware Management Business Trust, which is a registered investment advisor. Delaware Investments, a member of Macquarie Group, refers to Delaware Management Holdings, Inc. and its subsidiaries, including the Fund’s distributor, Delaware Distributors, L.P. Macquarie Group refers to Macquarie Group Limited and its subsidiaries and affiliates worldwide.

© 2013 Delaware Management Holdings, Inc.

All third-party marks cited are the property of their respective owners.

Portfolio management review
Delaware Global Real Estate Opportunities Fund	November 12, 2013

Performance preview (for the year ended October 31, 2013)
Delaware Global Real Estate Opportunities Fund (Class A shares)	1-year return	+13.11%
FTSE EPRA/NAREIT Developed Index (benchmark)	1-year return	+13.16%
Past performance does not guarantee future results.
For complete, annualized performance for Delaware Global Real Estate Opportunities Fund, please see the table on page 4.
The performance of Class A shares excludes the applicable sales charge and reflects the reinvestment of all distributions.
Index performance returns do not reflect any management fees, transaction costs, or expenses. Indices are unmanaged and one cannot invest directly in an index.

Global real estate securities enjoyed favorable results during the Fund’s fiscal year ended Oct. 31, 2013, with the FTSE EPRA/NAREIT Developed Index advancing by approximately 13%. This performance came in spite of a steep drop in share prices during May and June 2013, when the index shed more than 15% of its value before regaining a portion of its losses in the subsequent four months.

Japan was one of the strongest-performing markets in the index for the period, with a gain of more than 40%. In our view, real estate investors were optimistic about the country’s increasingly aggressive monetary policy and its potential to lift Japan’s long-depressed asset prices.

Meanwhile, various Southeast Asian markets encountered a relatively challenging investment environment. Singapore and Hong Kong, for example, dealt with the ramifications of overheated housing markets. Singaporean real estate stocks gained approximately 4% and Hong Kong generated a flat return. Canadian real estate stocks also fared poorly, declining 4%, in our view, as a result of inflated asset prices, among other factors.

Fund performance

For its fiscal year ended Oct. 31, 2013, Delaware Global Real Estate Opportunities Fund (Class A shares) returned +13.11% at net asset value and +6.60% at maximum offer price (both returns assume reinvestment of all distributions). In comparison, the Fund’s benchmark, the FTSE EPRA/NAREIT Developed Index, returned +13.16% during the same period. Complete, annualized performance for Delaware Global Real Estate Opportunities Fund is shown in the table on page 4.

Costly underweighting in Japan

As mentioned earlier, Japanese stocks performed extremely well during the 12-month period. The Fund began the fiscal year with an overweight allocation to Japan, which was beneficial to performance. In spring 2013, however, we reduced the Fund’s exposure to this country as we believed its stocks had grown overly expensive. This positioning was briefly advantageous when Japanese stocks corrected, but as they bounced back in subsequent months, the Fund’s relative underweighting ultimately proved detrimental.

Source: Bloomberg.

1

Portfolio management review
Delaware Global Real Estate Opportunities Fund

Most notably, the Fund’s underweight position in Sumitomo Realty & Development and lack of any stake in Tokyo Tatemono or Tokyu Land Corporation, three strong-performing Japanese developers, hindered the Fund’s performance versus the benchmark. That said, the Fund’s investments in Mitsui Fudosan, another top-performing Japanese developer, tempered its Japan-related underperformance. The Fund was also hampered by its position in two large mall operators, Simon Property Group, a U.S.-based REIT, and Westfield Group, an Australia-based company that is one of the world’s largest owners of retail property. Despite Simon Property Group’s underperformance, we see it as a core long-term holding, given what we view as its strong operations and healthy cash flow. We ultimately reduced the Fund’s stake in Westfield since we concluded that better Australian opportunities could be found.

Sources of outperformance

The negative effects on Fund performance discussed earlier were tempered by several positive factors. These include:

  The Fund’s below-benchmark weighting in Canadian and Swiss markets aided performance in relative terms, as did good stock picking within Singapore and Hong Kong.

  On an individual basis, several of the Fund’s leading contributors were U.S. real estate investment trusts (REITs), reflecting the Fund’s large stake in the domestic market (nearly half the Fund’s net assets). For example, the Fund was particularly helped by its holdings of Strategic Hotels & Resorts, an operator of high-end hotels. Shares of the company rose as a result of their valuation metrics, an improved business backdrop for hotels generally, and rumors that the company could be an acquisition target. As this stock’s valuation rose, we scaled back the Fund’s investment but still maintained a sizeable position, reflecting our constructive outlook for luxury hotel operators.

  Another strong U.S.-based contributor was   First Industrial Realty Trust. This industrial property owner, which has been experiencing a multi-year turnaround, began to show results as the company’s operating income continued to rise. Its balance sheet and business fundamentals also improved, even as its share value was well below that of its peers. Office REIT SL Green Realty benefited, in our view, from its strong management team, favorable valuation, and growing demand for office space in Manhattan, its core market.

  Among the Fund’s international holdings, a position in GLP J-REIT was beneficial to relative performance. This Japanese-listed property stock is sponsored by Global Logistic Properties, a Singapore-based industrial REIT (and also a Fund holding) that dominates the market for industrial real estate in China. In the United Kingdom, Great Portland Estates, an owner of office space in London’s highly sought-after West End, boosted Fund performance, as the company was able to charge high rents as a result of an office-space shortage there.

2

Credit markets inform bias toward U.S. securities

Because real estate companies don’t finance themselves, changes in their valuations are frequently driven by trends in the capital markets. When we determine that credit conditions are supportive within a particular region, we tend to invest more heavily in that area. Conversely, if we determine that credit conditions are unfavorable, we tend to underweight the Fund’s position there.

Accordingly, at the end of the Fund’s fiscal year, we maintained an overweight allocation to U.S. property stocks, as we saw potential for good growth prospects there relative to other parts of the world. We consider the American Midwest a new “emerging market” due to energy development, auto production, and manufacturing activity that we believe may offer better potential for job growth than many traditional emerging markets.

The Fund ended the fiscal year with underweight allocations to Hong Kong, Singapore, and most of Asia. We believe that China — and neighboring countries influenced by its growth — has become overbuilt, especially in the housing sector, so we have de-emphasized that region. Meanwhile, we have decreased the Fund’s allocation within Japan in light of what we saw as relatively high valuations and maintained that underweight positioning at the end of the fiscal year.

3

Performance summary
Delaware Global Real Estate Opportunities Fund	October 31, 2013

The performance data quoted represent past performance; past performance does not guarantee future results. Investment return and principal value will fluctuate so your shares, when redeemed, may be worth more or less than their original cost. Please obtain the performance data current for the most recent month end by calling 800 523-1918 or visiting our website at delawareinvestments.com/performance. Current performance may be lower or higher than the performance data quoted.

Fund and benchmark performance[1,2]	Average annual total returns through October 31, 2013
	1 year	5 years	Lifetime
Class A (Est. Jan. 10, 2007)
Excluding sales charge	+13.11%	+13.64%	+0.45%
Including sales charge	+6.60%	+12.31%	-0.42%
Class C (Est. Sept. 28, 2012)
Excluding sales charge	+12.23%	n/a	+12.84%
Including sales charge	+11.23%	n/a	+12.84%
Class R (Est. Sept. 28, 2012)
Excluding sales charge	+12.87%	n/a	+13.43%
Including sales charge	+12.87%	n/a	+13.43%
Institutional Class (Est. Jan. 10, 2007)
Excluding sales charge	+13.58%	+13.90%	+0.69%
Including sales charge	+13.58%	+13.90%	+0.69%
FTSE EPRA/NAREIT Developed Index	+13.16%	+15.33%	+0.99%

1 Returns reflect the reinvestment of all distributions and are presented both with and without the applicable sales charges described below. Returns do not reflect the deduction of taxes the shareholder would pay on Fund distributions or redemptions of Fund shares.

Expense limitations were in effect for certain classes during some or all of the periods shown in the “Fund performance” chart. Expenses for each class are listed on the “Fund expense ratios” table on page 5. Performance would have been lower had expense limitations not been in effect.

Class A shares are sold with a maximum front-end sales charge of 5.75%, and have an annual distribution and service fee of 0.25% of average daily net assets. Prior to Oct. 1, 2013, Class A shares had an annual distribution and service fee of 0.30% of average daily net assets. This fee was contractually limited to 0.25% during the period from Nov. 1, 2012, until Oct. 1, 2013. Performance for Class A shares, excluding sales charges, assumes that no front-end sales charge applied.

Class C shares are sold with a contingent deferred sales charge of 1.00% if redeemed during the first 12 months. They are also subject to an annual distribution and service fee of 1.00% of average daily net assets.

Performance for Class C shares, excluding sales charges, assumes either that contingent deferred sales charges did not apply or that the investment was not redeemed.

Class R shares are available only for certain retirement plan products. They are sold without a sales charge and have an annual

4

distribution and service fee of 0.50% of average daily net assets. Prior to Oct. 1, 2013, Class R shares had an annual distribution and service fee of 0.60% of average daily net assets. This fee was contractually limited to 0.50% during the period from Nov. 1, 2012, until Oct. 1, 2013.

Institutional Class shares are available without sales or asset-based distribution charges only to certain eligible institutional accounts.

The “Fund performance” table and the “Performance of a $10,000 investment” graph do not reflect the deduction of taxes the shareholder would pay on Fund distributions or redemptions of Fund shares.

Narrowly focused investments may exhibit higher volatility than investments in multiple industry sectors.

REIT investments are subject to many of the risks associated with direct real estate ownership, including changes in economic conditions, credit risk, and interest rate fluctuations. A REIT fund’s tax status as a regulated investment company could be jeopardized if it holds real estate directly, as a result of defaults, or receives rental income from real estate holdings.

“Nondiversified” Funds may allocate more of their net assets to investments in single securities than “diversified” Funds. Resulting adverse effects may subject these Funds to greater risks and volatility.

International investments entail risks not ordinarily associated with U.S. investments including fluctuation in currency values, differences in accounting principles, or economic or political instability in other nations.

Investing in emerging markets can be riskier than investing in established foreign markets due to increased volatility and lower trading volume.

The Fund may experience portfolio turnover in excess of 100%, which could result in higher transaction costs and tax liability.

2The Fund’s expense ratios, as described in the most recent prospectus, are disclosed in the following “Fund expense ratios” table. Delaware Management Company has agreed to reimburse certain expenses and/or waive certain fees in order to prevent total fund operating expenses (excluding any 12b-1 plan, taxes, interest, inverse floater program expenses, short sale and dividend interest expenses, brokerage fees, certain insurance costs, acquired fund fees and expenses, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations (collectively nonroutine expenses)) from exceeding 1.15% of the Fund’s average daily net assets during the period from Nov. 1, 2012, through Feb. 28, 2014. Please see the most recent prospectus and any applicable supplement(s) for additional information on these fee waivers and/or reimbursements.

Fund expense ratios	Class A	Class C	Class R	Institutional Class
Total annual operating expenses	1.52%	2.27%	1.77%	1.27%
(without fee waivers)
Net expenses	1.40%	2.15%	1.65%	1.15%
(including fee waivers, if any)
Type of waiver	Contractual	Contractual	Contractual	Contractual

5

Performance summary
Delaware Global Real Estate Opportunities Fund

Performance of a $10,000 investment1
Average annual total returns from Jan. 10, 2007 (Fund’s inception) through Oct. 31, 2013

For period beginning Jan. 10, 2007, through Oct. 31, 2013	Starting value	Ending value
FTSE EPRA/NAREIT Developed Index	$10,000	$10,692
Delaware Global Real Estate Opportunities Fund — Class A shares	$9,425	$9,720

1 The Fund is the successor to The Global Real Estate Securities Portfolio, formerly a series of the Delaware Pooled® Trust, pursuant to the reorganization (Reorganization) of The Global Real Estate Securities Portfolio, which occurred on Sept. 28, 2012. Prior to the Reorganization, the Fund had no investment operations. Accordingly, the performance information shown in the graph is historical information for The Global Real Estate Securities Portfolio, which has been adjusted to reflect the Fund’s applicable sales charges and 12b-1 fees, but not certain other expenses. Because the Fund’s fees and expenses are higher than those of The Global Real Estate Securities Portfolio, the Fund’s performance would have been lower than that of The Global Real Estate Securities Portfolio.

The “Performance of a $10,000 investment” graph assumes $10,000 invested in Class A shares of the Fund on Jan. 10, 2007, and includes the effect of a 5.75% front-end sales charge and the reinvestment of all distributions. The graph does not reflect the deduction of taxes the shareholders would pay on Fund distributions or redemptions of Fund shares. Expense limitations were in effect for some or all of the periods shown. Performance would have been lower had expense limitations not been in effect. Expenses are listed in the “Fund expense ratios” table on page 5. Please note additional details on pages 4 through 7.

The chart also assumes $10,000 invested in the FTSE EPRA/NAREIT Developed Index as of Jan. 10, 2007. The FTSE EPRA/NAREIT Developed Index tracks the performance of

6

listed real estate companies and real estate investment trusts (REITs) worldwide, based in U.S. dollars.

Index performance returns do not reflect any management fees, transaction costs, or expenses. Indices are unmanaged and one cannot invest directly in an index. Past performance is not a guarantee of future results.

Performance of other Fund classes will vary due to different charges and expenses.

	Nasdaq symbols	CUSIPs
Class A	DGRPX	245917653
Class C	DLPCX	245917646
Class R	DLPRX	245917638
Institutional Class	DGROX	245917620

7

Disclosure of Fund expenses
For the six-month period from May 1, 2013 to October 31, 2013 (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period from May 1, 2013 to Oct. 31, 2013.

Actual expenses

The first section of the table shown, “Actual Fund return,” provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second section of the table shown, “Hypothetical 5% return,” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The Fund’s expenses shown in the table reflect fee waivers in effect. The expenses shown in the table assume reinvestment of all dividends and distributions.

8

Delaware Global Real Estate Opportunities Fund
Expense analysis of an investment of $1,000

	Beginning	Ending		Expenses
	Account Value	Account Value	Annualized	Paid During Period
	5/1/13	10/31/13	Expense Ratio	5/1/13 to 10/31/13*
Actual Fund return†
Class A	$1,000.00	$943.10	1.40%	$6.86
Class C	1,000.00	939.30	2.15%	10.51
Class R	1,000.00	942.10	1.65%	8.08
Institutional Class	1,000.00	944.30	1.15%	5.64
Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,018.15	1.40%	$7.12
Class C	1,000.00	1,014.37	2.15%	10.92
Class R	1,000.00	1,016.89	1.65%	8.39
Institutional Class	1,000.00	1,019.41	1.15%	5.85

*“Expenses Paid During Period” are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

†Because actual returns reflect only the most recent six-month period, the returns shown may differ significantly from fiscal year returns.

9

Security type/country and sector allocations
Delaware Global Real Estate Opportunities Fund	As of October 31, 2013 (Unaudited)

Sector designations may be different than the sector designations presented in other Fund materials. The sector designations may represent the investment manager’s internal sector classifications, which may result in the sector designations for one fund being different than another fund’s sector designations.

Security type/country	Percentage of net assets
Common Stock	95.79%
Australia	7.69%
Belgium	0.79%
Canada	2.66%
China/Hong Kong	6.43%
France	3.27%
Germany	2.43%
Japan	10.60%
Mexico	0.77%
Singapore	4.05%
Sweden	0.52%
United Kingdom	6.33%
United States	50.25%
Short-Term Investments	3.69%
Securities Lending Collateral	0.04%
Total Value of Securities	99.52%
Obligation to Return Securities Lending Collateral	(0.04%)
Receivables and Other Assets Net of Liabilities	0.52%
Total Net Assets	100.00%

10

Common stock by sector	Percentage of net assets
Diversified REITs	13.84%
Healthcare REITs	5.00%
Hotel REITs	5.83%
Industrial REITs	9.73%
Mall REITs	9.13%
Multifamily REITs	8.80%
Office/Industrial REITs	4.74%
Office REITs	13.25%
Real Estate Operating Companies/Developer	10.71%
Retail REITs	4.58%
Self-Storage REIT	2.13%
Shopping Center REITs	4.19%
Single Tenant REIT	0.96%
Specialty REITs	2.90%
Total	95.79%

11

Schedule of investments
Delaware Global Real Estate Opportunities Fund	October 31, 2013

	Number of shares	Value (U.S. $)
ΔCommon Stock – 95.79%
Australia – 7.69%
Dexus Property Group	906,303	$929,747
Goodman Group	217,402	1,040,101
†@= GPT Group-In Specie	1,377,200	0
Investa Office Fund	139,178	409,254
Mirvac Group	654,396	1,076,593
Westfield Group	69,556	711,579
		4,167,274
Belgium – 0.79%
* Cofinimmo	3,549	428,699
		428,699
Canada – 2.66%
Boardwalk Real Estate Investment Trust	13,318	757,507
Canadian Real Estate Investment Trust	16,753	682,330
		1,439,837
China/Hong Kong – 6.43%
Hongkong Land Holdings	61,000	375,760
Hysan Development	107,356	501,958
Link REIT	180,500	910,305
Sun Hung Kai Properties	90,053	1,180,117
Wharf Holdings	61,685	519,548
		3,487,688
France – 3.27%
Klepierre	17,883	803,263
Unibail-Rodamco	3,699	969,378
		1,772,641
Germany – 2.43%
Alstria Office REIT	59,335	752,345
† Deutsche Annington Immobilien	21,681	565,239
		1,317,584
Japan – 10.60%
† GLP J-REIT	519	538,926
Japan Real Estate Investment	43	491,991
Kenedix Realty Investment	43	192,642
Mitsubishi Estate	40,642	1,156,122
Mitsui Fudosan	50,446	1,659,728

12

	Number of shares	Value (U.S. $)
ΔCommon Stock (continued)
Japan (continued)
Nippon Building Fund	28	$346,565
Sumitomo Realty & Development	29,000	1,364,099
		5,750,073
Mexico – 0.77%
Concentradora Fibra Hotelera Mexicana	269,018	418,619
		418,619
Singapore – 4.05%
Global Logistic Properties	217,000	539,814
Mapletree Commercial Trust	623,000	631,953
Starhill Global REIT	370,000	241,275
Suntec REIT	568,500	784,911
		2,197,953
Sweden – 0.52%
Hufvudstaden Class A	21,491	281,337
		281,337
United Kingdom – 6.33%
British Land	123,301	1,229,738
Derwent London	13,297	533,880
Great Portland Estates	83,891	770,771
Segro	171,369	897,986
		3,432,375
United States – 50.25%
Apartment Investment & Management	14,282	399,610
AvalonBay Communities	6,784	848,339
BioMed Realty Trust	7,002	139,480
Boston Properties	5,038	521,433
Brandywine Realty Trust	28,040	399,009
BRE Properties	9,895	540,366
Camden Property Trust	8,338	535,300
CBL & Associates Properties	8,379	165,988
DCT Industrial Trust	59,926	464,427
DDR	33,408	566,266
Duke Realty	29,577	490,091
EPR Properties	9,567	491,457
Equity One	17,906	431,714
Equity Residential	17,680	925,725

13

Schedule of investments
Delaware Global Real Estate Opportunities Fund

	Number of shares	Value (U.S. $)
ΔCommon Stock (continued)
United States (continued)
First Industrial Realty Trust	39,709	$717,542
First Potomac Realty Trust	15,001	184,362
† Forest City Enterprises Class A	21,990	445,517
General Growth Properties	64,865	1,377,083
Healthcare Realty Trust	12,665	304,087
Healthcare Trust of America Class A	23,545	273,593
Highwoods Properties	7,606	293,592
Host Hotels & Resorts	51,947	963,617
Kilroy Realty	8,966	476,633
Kimco Realty	17,174	368,898
LaSalle Hotel Properties	8,997	279,357
Lexington Realty Trust	47,748	558,652
Liberty Property Trust	4,422	164,454
Macerich	4,792	283,734
Mid-America Apartment Communities	3,038	201,726
Omega Healthcare Investors	20,000	664,800
Pebblebrook Hotel Trust	10,155	306,681
Prologis	42,354	1,692,041
PS Business Parks	4,936	402,235
Public Storage	6,908	1,153,428
Ramco-Gershenson Properties Trust	25,292	411,248
RLJ Lodging Trust	13,586	343,182
Sabra Health Care REIT	18,199	489,553
Simon Property Group	17,264	2,668,150
SL Green Realty	7,549	713,909
Spirit Realty Capital	49,966	522,644
STAG Industrial	13,306	278,228
† Strategic Hotels & Resorts	55,994	487,148
Sunstone Hotel Investors	27,386	362,865
Tanger Factory Outlet Centers	14,234	496,055
Taubman Centers	6,891	453,359
Ventas	15,017	979,709
Vornado Realty Trust	11,338	1,009,762
		27,247,049
Total Common Stock (cost $ 48,804,118)		51,941,129

14

	Principal amount
	(U.S. $)	Value (U.S. $)
Short-Term Investments – 3.69%
≠Discount Notes – 0.47%
Federal Home Loan Bank	$204,189	$204,188
0.025% 11/6/13	14,909	14,909
0.05% 11/15/13	36,876	36,875
0.065% 12/27/13		255,972
Repurchase Agreements – 2.60%
Bank of America 0.06%, dated 10/31/13, to be
repurchased on 11/1/13, repurchase price
$352,075 (collateralized by U.S. government
obligations 0.625%-1.625% 7/15/14-1/15/15;
market value $359,115)	352,074	352,074
BNP Paribas 0.08%, dated 10/31/13, to be
repurchased on 11/1/13, repurchase price
$1,058,928 (collateralized by U.S. government
obligations 0.25%-3.875% 12/15/13-8/15/40;
market value $1,080,105)	1,058,926	1,058,926
		1,411,000
≠U.S. Treasury Obligations – 0.62%
U.S. Treasury Bills
0.02% 11/14/13	96,003	96,003
0.033% 12/19/13	77,481	77,478
0.053% 1/23/14	73,993	73,987
0.065% 4/24/14	88,792	88,759
		336,227
Total Short-Term Investments (cost $2,003,202)		2,003,199

Total Value of Securities Before Securities
Lending Collateral – 99.48% (cost $50,807,320)		53,944,328

	Number of shares
**Securities Lending Collateral – 0.04%
Investment Company
Delaware Investments Collateral Fund No. 1	22,975	22,975
Total Securities Lending Collateral (cost $22,975)		22,975

©Total Value of Securities – 99.52%
(cost $50,830,295)		$53,967,303

15

Schedule of investments
Delaware Global Real Estate Opportunities Fund

Δ	Securities have been classified by country of origin. Classification by type of business has been presented under “Security type/country and sector allocations” on page 11.
†	Non income producing security.
@	Illiquid security. At Oct. 31, 2013, the aggregate value of illiquid securities was $0, which represented 0.00% of the Fund’s net assets. See Note 12 in “Notes to financial statements.”
=

Security is being fair valued in accordance with the Fund’s fair valuation policy. At Oct. 31, 2013, the aggregate value of fair valued securities was $0, which represented 0.00% of the Fund’s net assets. See Note 1 in “Notes to financial statements.”

*	Fully or partially on loan.
≠	The rate shown is the effective yield at the time of purchase.
**	See Note 11 in “Notes to financial statements” for additional information on securities lending collateral.
©	Includes $21,622 of securities loaned.

The following foreign currency exchange contracts were outstanding at Oct. 31, 2013:1

Foreign Currency Exchange Contracts

						Unrealized
	Contracts to					Appreciation
Counterparty	Receive (Deliver)		In Exchange For		Settlement Date	(Depreciation)
MNB	JPY	(9,427,784)	USD	95,957	11/1/13	$73
MNB	MXN	761,099	USD	(58,869)	11/4/13	(517)
						$(444)

The use of foreign currency exchange contracts involves elements of market risk and risks in excess of the amounts disclosed in the financial statements. The foreign currency exchange contracts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

1See Note 10 in “Notes to financial statements.”

Summary of abbreviations:
JPY — Japanese Yen
MNB — Mellon National Bank
MXN — Mexican Peso
REIT — Real Estate Investment Trust
USD — United States Dollar

See accompanying notes, which are an integral part of the financial statements.

16

Statement of assets and liabilities
Delaware Global Real Estate Opportunities Fund	October 31, 2013

Assets:
Investments, at value (including securities on loan $21,622)[1]	$51,941,129
Short-term investments, at value[2]	2,003,199
Short-term investments held as collateral for loaned securities, at value[3]	22,975
Cash	9,602
Foreign currencies, at value[4]	12,906
Receivable for securities sold	818,910
Receivable for fund shares sold	258,248
Dividends and interest receivable	100,157
Unrealized gain of foreign currency exchange contracts	73
Securities lending income receivable	9
Total assets	55,167,208

Liabilities:
Payable for securities purchased	672,845
Payable for fund shares redeemed	169,502
Investment management fees payable	22,681
Obligation to return securities lending collateral	22,975
Distribution fees payable to affiliates	1,342
Unrealized loss of foreign currency exchange contracts	517
Trustees fees payable	153
Other affiliates payable	7,660
Other accrued expenses	42,413
Total liabilities	940,088

Total Net Assets	$54,227,120

Net Assets Consist of:
Paid-in capital	$148,259,560
Undistributed net investment income	563,988
Accumulated net realized loss on investments	(97,733,509)
Net unrealized appreciation of investments and derivatives	3,137,081
Total Net Assets	$54,227,120

[1]Investments, at cost	$48,804,118
[2]Short-term investments, at cost	2,003,202
[3]Short-term investments held as collateral for loaned securities, at cost	22,975
[4]Foreign currencies, at cost	12,918

18

Net Asset Value

Class A
Net assets	$4,340,382
Shares of beneficial interest outstanding, unlimited authorization, no par	652,249
Net asset value per share	$6.65
Sales charge	5.75%
Offering price per share, equal to net asset value per share/(1 - sales charge)	$7.06

Class C
Net assets	$571,860
Shares of beneficial interest outstanding, unlimited authorization, no par	86,185
Net asset value per share	$6.64

Class R
Net assets	$23,452
Shares of beneficial interest outstanding, unlimited authorization, no par	3,530
Net asset value per share	$6.64

Institutional Class
Net assets	$49,291,426
Shares of beneficial interest outstanding, unlimited authorization, no par	7,411,776
Net asset value per share	$6.65

See accompanying notes, which are an integral part of the financial statements.

19

Statement of operations
Delaware Global Real Estate Opportunities Fund	Year Ended October 31, 2013

Investment Income:
Dividends	$1,799,766
Securities lending income	7,664
Interest	756
Foreign tax withheld	(97,636)
1,710,550

Expenses:
Management fees	649,527
Distribution expenses – Class A	6,038
Distribution expenses – Class C	1,972
Distribution expenses – Class R	45
Registration fees	117,346
Dividend disbursing and transfer agent fees and expenses	32,118
Custodian fees	26,951
Audit and tax	26,795
Accounting and administration expenses	25,440
Reports and statements to shareholders	25,006
Dues and services	9,795
Legal fees	5,243
Pricing fees	3,664
Trustees’ expenses	3,153
Insurance	1,358
Consulting fees	622
Trustees’ fees	231
935,304
Less fees waived	(171,747)
Less waived distribution expenses – Class R	(7)
Less expense paid indirectly	(6)
Total operating expenses	763,544
Net Investment Income	947,006

20

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	$10,867,688
Foreign currencies	(48,298)
Foreign currency exchange contracts	(93,674)
Net realized gain	10,725,716
Net change in unrealized appreciation (depreciation) of:
Investments	(2,089,785)
Foreign currencies	1,489
Foreign currency exchange contracts	(444)
Net change in unrealized appreciation (depreciation)	(2,088,740)
Net Realized and Unrealized Gain	8,636,976

Net Increase in Net Assets Resulting from Operations	$9,583,982

See accompanying notes, which are an integral part of the financial statements.

21

Statements of changes in net assets
Delaware Global Real Estate Opportunities Fund

	Year Ended
	10/31/13	10/31/12
Increase (Decrease) in Net Assets from Operations:
Net investment income	$947,006	$941,824
Net realized gain	10,725,716	3,935,886
Net change in unrealized appreciation (depreciation)	(2,088,740)	4,060,411
Net increase in net assets resulting from operations	9,583,982	8,938,121

Dividends and Distributions to shareholders from:
Net investment income:
Class A	(43,533)	(306)
Class C	(1,019)	—
Class R	(200)	—
Institutional Class	(2,409,597)	(2,051,090)
	(2,454,349)	(2,051,396)

Capital Share Transactions:
Proceeds from shares sold:
Class A	4,848,064	39,337
Class C	533,552	6
Class R	16,130	6
Institutional Class	5,978,853	40,552,760

Net asset value of shares issued upon reinvestment of
dividends and distributions:
Class A	36,689	306
Class C	1,018	—
Class R	199	—
Institutional Class	1,994,281	1,861,763

Net assets from reorganization:*
Class A	—	—
Institutional Class	—	—

Net assets from merger:**
Class A	—	243,416
Class C	—	25,156
Class R	—	7,010
Institutional Class	—	1,170,087
	13,408,786	43,899,847

22

	Year Ended
	10/31/13	10/31/12
Capital Share Transactions (continued):
Cost of shares redeemed:
Class A	$(1,049,483)	$—
Class C	(3,384)	—
Class R	—	(528)
Institutional Class	(42,013,438)	(23,398,216)
	(43,066,305)	(23,398,744)
Increase (decrease) in net assets derived from capital
share transactions	(29,657,519)	20,501,103
Net Increase (Decrease) in Net Assets	(22,527,886)	27,387,828

Net Assets:
Beginning of year	76,755,006	49,367,178
End of year (including undistributed net investment income of
$563,988 and $815,409, respectively)	$54,227,120	$76,755,006

*	See Note 7 in “Notes to financial statements.”
**	See Note 8 in “Notes to financial statements.”

See accompanying notes, which are an integral part of the financial statements.

23

Financial highlights
Delaware Global Real Estate Opportunities Fund Class A1

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets
prior to fees waived
Portfolio turnover

[1] The Fund is the successor to The Global Real Estate Securities Portfolio, formerly a series of the Delaware Pooled® Trust, pursuant to the reorganization (Reorganization) of The Global Real Estate Securities Portfolio which occurred after the close of business on Sept. 28, 2012. Prior to the Reorganization, the Fund had no investment operations. The information shown for 2012 and earlier is historical information for The Global Real Estate Securities Portfolio. Because the Fund’s fees and expenses are higher than those of The Global Real Estate Securities Portfolio, the Fund’s performance would have been lower than that of The Global Real Estate Securities Portfolio.
[2] The average shares outstanding method has been applied for per share information.

See accompanying notes, which are an integral part of the financial statements.

24

Year Ended
10/31/13	10/31/12	10/31/11	10/31/10	10/31/09
$6.060	$5.370	$5.780	$5.040	$4.420

0.079	0.103	0.148	0.129	0.129
0.696	0.799	(0.069)	0.973	0.491
0.775	0.902	0.079	1.102	0.620

(0.185)	(0.212)	(0.489)	(0.362)	—
(0.185)	(0.212)	(0.489)	(0.362)	—

$6.650	$6.060	$5.370	$5.780	$5.040

13.11%	17.79%	1.68%	23.26%	14.03%

$4,340	$297	$8	$8	$6
1.40%	1.38%	1.39%	1.50%	1.32%

1.66%	1.52%	1.49%	1.50%	1.46%
1.21%	1.65%	2.69%	2.52%	3.20%

0.95%	1.51%	2.59%	2.52%	3.06%
112%	128%	155%	185%	124%

[3] Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during some of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

25

Financial highlights
Delaware Global Real Estate Opportunities Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Year	10/1/12[1]
	Ended	to
	10/31/13	10/31/12
Net asset value, beginning of period	$6.060	$5.960

Income (loss) from investment operations:
Net investment income (loss)[2]	0.030	(0.005)
Net realized and unrealized gain	0.705	0.105
Total from investment operations	0.735	0.100

Less dividends and distributions from:
Net investment income	(0.155)	—
Total dividends and distributions	(0.155)	—

Net asset value, end of period	$6.640	$6.060

Total return[3]	12.23%	1.68%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$572	$25
Ratio of expenses to average net assets	2.15%	2.15%
Ratio of expenses to average net assets
prior to fees waived	2.41%	2.52%
Ratio of net investment income (loss) to average net assets	0.46%	(0.93%	)
Ratio of net investment income (loss) to average net assets
prior to fees waived	0.20%	(1.30%	)
Portfolio turnover	112%	128%	[4]

[1] Date of commencement of operations; ratios have been annualized and total return has not been annualized.
[2] The average shares outstanding method has been applied for per share information.
[3] Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.
[4] Portfolio turnover is representative of the Fund for the entire annual period.

See accompanying notes, which are an integral part of the financial statements.

26

Delaware Global Real Estate Opportunities Fund Class R

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Year	10/1/12[1]
	Ended	to
	10/31/13	10/31/12
Net asset value, beginning of period	$6.060	$5.960

Income (loss) from investment operations:
Net investment income (loss)[2]	0.062	(0.002)
Net realized and unrealized gain	0.699	0.102
Total from investment operations	0.761	0.100

Less dividends and distributions from:
Net investment income	(0.181)	—
Total dividends and distributions	(0.181)	—

Net asset value, end of period	$6.640	$6.060

Total return[3]	12.87%	1.68%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$24	$7
Ratio of expenses to average net assets	1.65%	1.65%
Ratio of expenses to average net assets
prior to fees waived	2.00%	2.12%
Ratio of net investment income (loss) to average net assets	0.96%	(0.43%	)
Ratio of net investment income (loss) to average net assets
prior to fees waived	0.61%	(0.90%	)
Portfolio turnover	112%	128%	[4]

[1] Date of commencement of operations; ratios have been annualized and total return has not been annualized.
[2] The average shares outstanding method has been applied for per share information.
[3] Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during all of the periods shown reflects waivers by the manager and distributor. Performance would have been lower had the waivers not been in effect.
[4] Portfolio turnover is representative of the Fund for the entire annual period.

See accompanying notes, which are an integral part of the financial statements.

27

Financial highlights
Delaware Global Real Estate Opportunities Fund Institutional Class1

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets
prior to fees waived
Portfolio turnover

[1] The Fund is the successor to The Global Real Estate Securities Portfolio, formerly a series of the Delaware Pooled® Trust, pursuant to the reorganization (Reorganization) of The Global Real Estate Securities Portfolio which occurred after the close of business on Sept. 28, 2012. Prior to the Reorganization, the Fund had no investment operations. The information shown for 2012 and earlier is historical information for The Global Real Estate Securities Portfolio. Because the Fund’s fees and expenses are higher than those of The Global Real Estate Securities Portfolio, the Fund’s performance would have been lower than that of The Global Real Estate Securities Portfolio.
[2] The average shares outstanding method has been applied for per share information.

See accompanying notes, which are an integral part of the financial statements.

28

Year Ended
10/31/13	10/31/12	10/31/11	10/31/10	10/31/09
$6.060	$5.390	$5.790	$5.050	$4.430

0.094	0.105	0.163	0.142	0.139
0.707	0.791	(0.061)	0.971	0.490
0.801	0.896	0.102	1.113	0.629

(0.211)	(0.226)	(0.502)	(0.373)	(0.009)
(0.211)	(0.226)	(0.502)	(0.373)	(0.009)

$6.650	$6.060	$5.390	$5.790	$5.050

13.58%	17.68%	2.10%	23.49%	13.75%

$49,291	$76,426	$49,359	$60,307	$54,761
1.15%	1.13%	1.14%	1.25%	1.07%

1.41%	1.27%	1.24%	1.25%	1.21%
1.46%	1.90%	2.94%	2.77%	3.45%

1.20%	1.76%	2.84%	2.77%	3.31%
112%	128%	155%	185%	124%

[3] Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during some of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

29

Notes to financial statements
Delaware Global Real Estate Opportunities Fund	October 31, 2013

Delaware Group® Adviser Funds (Trust) is organized as a Delaware statutory trust and offers four series: Delaware Diversified Income Fund, Delaware Global Real Estate Opportunities Fund, Delaware International Bond Fund and Delaware U.S. Growth Fund. These financial statements and related notes pertain to Delaware Global Real Estate Opportunities Fund (Fund). The Trust is an open-end investment company. The Fund is considered non-diversified under the Investment Company Act of 1940, as amended, and offers Class A, Class C, Class R and Institutional Class shares. Class A shares are sold with a maximum front-end sales charge of 5.75%. Class A share purchases of $1,000,000 or more will incur a contingent deferred sales charge (CDSC) of 1.00% if redeemed during the first year and 0.50% during the second year, provided that Delaware Distributors, L.P. (DDLP) paid a financial advisor a commission on the purchase of those shares. Class C shares are sold with a CDSC of 1.00%, if redeemed during the first twelve months. Class R and Institutional Class shares are not subject to a sales charge and are offered for sale exclusively to certain eligible investors.

The investment objective of the Fund is to seek maximum long-term total return through a combination of current income and capital appreciation.

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by the Fund.

Security Valuation — Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used, which approximates fair value. Securities listed on a foreign exchange are normally valued at the last quoted sales price on the valuation date. U.S. government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Investment company securities are valued at net asset value per share, as reported by the underlying investment company. Foreign currency exchange contracts and foreign cross currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket

30

trading, or news events may have occurred in the interim. To account for this, the Fund may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal & Foreign Income Taxes — No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken for all open federal income tax years (Oct. 31, 2010–Oct. 31, 2013), and has concluded that no provision for federal income tax is required in the Fund’s financial statements. In regard to foreign taxes only, the Fund has open tax years in certain foreign countries it invests in that may date back to the inception of the Fund.

Class Accounting — Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements — The Fund may purchase certain U.S. government securities subject to the counterparty’s agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Fund’s custodian or a third-party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements as of the date of this report were entered into on Oct. 31, 2013.

Foreign Currency Transactions — Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date in accordance with the Fund’s prospectus. The value of all assets and liabilities denominated in foreign currencies is translated daily into U.S. dollars at the exchange rate of such currencies against the U.S. dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund generally does not bifurcate that portion of realized gains and losses on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices. The changes are included with the net realized and unrealized gain or loss on investments. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

31

Notes to financial statements
Delaware Global Real Estate Opportunities Fund

1. Significant Accounting Policies (continued)

Use of Estimates — The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other — Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated among such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Distributions received from investments in Real Estate Investment Trusts (REITs) are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distributions by the issuer. The financial statements reflect an estimate of the reclassification of the distribution character. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all tax withholdings, a portion of which may be reclaimable. Withholding taxes and reclaims on foreign dividends have been recorded in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. The Fund declares and pays distributions from net investment income quarterly and net realized gain on investments, if any, annually. The Fund may distribute more frequently, if necessary for tax purposes. Dividends and distributions, if any, are recorded on the ex-dividend date.

The Fund may receive earnings credits from its custodian when positive cash balances are maintained, which are used to offset custody fees. There were no earnings credits for the year ended Oct. 31, 2013.

The Fund receives earnings credits from its transfer agent when positive cash balances are maintained, which are used to offset transfer agent fees. If the amount earned is greater than one dollar, the expense paid under this arrangement is included in dividend disbursing and transfer agent fees and expenses and appears on the statement of operations with the corresponding expense offset shown as “expense paid indirectly.” For the year ended Oct. 31, 2013, the Fund earned $ 6 under the agreement.

32

2. Investment Management, Administration Agreements and Other Transactions with Affiliates

In accordance with the terms of its investment management agreement, the Fund pays Delaware Management Company (DMC), a series of Delaware Management Business Trust and the investment manager, an annual fee which is calculated daily at the rate of 0.99% on the first $100 million of average daily net assets of the Fund, 0.90% on the next $150 million, and 0.80% on average daily net assets in excess of $250 million.

DMC has contractually agreed to waive that portion if any, of its management fee and reimburse the Fund to the extent necessary to ensure that total annual fund operating expenses (excluding any 12b-1 plan, taxes, interest, inverse floater program expenses, short sale and dividend interest expenses, brokerage fees, certain insurance costs, acquired fund fees and expenses, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations (collectively nonroutine expenses)) do not exceed 1.15% of the Fund’s average daily net assets from Feb. 28, 2013 through Feb. 28, 2014. For purposes of this waiver and reimbursement, nonroutine expenses may also include such additional costs and expenses as may be agreed upon from time to time by the Fund’s Board and DMC. This expense waiver and reimbursement may only be terminated by agreement of DMC and the Fund.

Delaware Service Company, Inc. (DSC), an affiliate of DMC, provides fund accounting and financial administration oversight services to the Fund. For these services, the Fund pays DSC fees based on the aggregate daily net assets of the Delaware Investments® Family of Funds at the following annual rate: 0.0050% of the first $30 billion; 0.0045% of the next $10 billion; 0.0040% of the next $10 billion; and 0.0025% of aggregate average daily net assets in excess of $50 billion. The fees payable to DSC under the service agreement described above are allocated among all Funds in the Delaware Investments Family of Funds on a relative net asset value basis. For the year ended Oct. 31, 2013, the Fund was charged $3,181 for these services.

DSC is also the transfer agent and dividend disbursing agent of the Fund. For these services, the Fund pays DSC fees based on the aggregate daily net assets of the retail funds within the Delaware Investments Family of Funds at the following annual rate: 0.025% of the first $20 billion; 0.020% of the next $5 billion; 0.015% of the next $5 billion; and 0.013% of average daily net assets in excess of $30 billion. Pursuant to a sub-transfer agency agreement between DSC and BNY Mellon Investment Servicing (US) Inc. (BNYMIS), BNYMIS provides certain sub-transfer agency services to the Fund. Sub-transfer agency fees are passed on to and paid directly by the Fund. These amounts are included in the statement of operations as dividend disbursing and transfer agent fees and expenses. For the year ended Oct. 31, 2013, the amounts charged by DSC and BNYMIS were $ 19,761 and $ 12,351, respectively.

Pursuant to a distribution agreement and distribution plan, the Fund pays DDLP, the distributor and an affiliate of DMC, an annual distribution and service fee of 0.25% of the average daily net assets of the Class A shares and 1.00% of the average daily net assets of the Class C shares. Effective Oct. 1, 2013, the Fund pays DDLP an annual distribution and service fees of 0.50% of the average daily net assets of the Class R shares. Prior to Oct. 1, 2013, the Fund paid DDLP an

33

Notes to financial statements
Delaware Global Real Estate Opportunities Fund

2. Investment Management, Administration Agreements and Other Transactions with Affiliates (continued)

annual distribution and service fee of 0.60% of the average daily net assets of the Class R shares. For the period from Nov. 1, 2012 to Oct. 1, 2013, the distribution and service fee for Class R shares was contractually limited to 0.50% of the class average daily net assets. Institutional Class shares pay no distribution and service expenses.

As provided in the investment management agreement, the Fund bears the cost of certain legal services, including internal legal services provided to the Fund by DMC and/or its affiliates’ employees. For the year ended Oct. 31, 2013, the Fund was charged $1,989 for internal legal services provided by DMC and/or its affiliates’ employees.

For the year ended Oct. 31, 2013, DDLP earned $2,076 for commissions on sales of the Fund’s Class A shares. For the year ended Oct. 31, 2013, DDLP received gross CDSC commissions of $ 6 on redemptions of the Fund’s Class C shares and these commissions were entirely used to offset up-front commissions previously paid by DDLP to broker/dealers on sales of those shares.

Trustees’ fees include expenses accrued by the Fund for each Trustee’s retainer and meeting fees. Certain officers of DMC, DSC and DDLP are officers and/or Trustees of the Trust. These officers and Trustees are paid no compensation by the Fund.

3. Investments

For the year ended Oct. 31, 2013, the Fund made purchases of $ 72,346,961 and sales of $105,568,614 of investment securities other than short-term investments.

At Oct. 31, 2013, the cost of investments for federal income tax purposes was $ 51,660,765. At Oct. 31, 2013, net unrealized appreciation was $ 2,306,538, of which $4,262,454 related to unrealized appreciation and $1,955,916 related to unrealized depreciation.

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized below.

Level 1 –	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)

34

Level 2 –	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)

Level 3 –	inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., broker-quoted securities, fair valued securities)

Level 3 investments are valued using significant unobservable inputs. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of Oct. 31, 2013:

	Level 1	Level 2	Level 3	Total
Common Stock[1]	$51,941,129	$—	$—	$51,941,129
Short-Term Investments	—	2,003,199	—	2,003,199
Securities Lending Collateral	—	22,975	—	22,975
Total	$51,941,129	$2,026,174	$—	$53,967,303

Foreign Currency Exchange Contracts	$—	$(444)	$—	$(444)

1Security type is valued across multiple levels. The amount attributed to Level 3 investments represents less than 1% of the total market value of this security type.

The securities that have been deemed worthless on the schedule of investments are considered to be Level 3 securities in this table.

During the year ended Oct. 31, 2013, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a significant impact to the Fund. This does not include transfers between Level 1 investments and Level 2 investments due to the Fund utilizing international fair value pricing during the year. In accordance with the Fair Valuation Procedures described in Note 1, international fair value pricing uses other observable market-based inputs in place of the closing exchange price due to the events occurring after the close of the exchange or market on which the investment is principally traded, causing a change in the classification between levels. The Fund’s policy is to recognize transfers between levels at the beginning of the reporting period.

35

Notes to financial statements
Delaware Global Real Estate Opportunities Fund

3. Investments (continued)

A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning, interim or end of the period in relation to net assets. Management has determined not to provide additional disclosure on Level 3 inputs under ASU No. 2011-04 since the Level 3 investments are not considered significant to the Fund’s net assets at the end of the period.

4. Dividend and Distribution Information

Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. Additionally, distributions from net gains on foreign currency transactions and net short-term gains on sales of investment securities are treated as ordinary income for federal income tax purposes. The tax character of dividends and distributions paid during the years ended Oct. 31, 2013 and 2012 were as follows:

	Year Ended
	10/31/13	10/31/12
Ordinary income	$2,454,349	$2,051,396

5. Components of Net Assets on a Tax Basis

As of Oct. 31, 2013, the components of net assets on a tax basis were as follows:

Shares of beneficial interest	$148,259,560
Undistributed ordinary income*	1,011,254
Capital loss carryforwards**	(97,350,232)
Unrealized appreciation	2,306,538
Net assets	$54,227,120

*	The undistributed earnings for the Fund are estimated pending final notification of the tax character of distributions received from investments in REITs.
**	The amount of this loss which can be utilized in subsequent years may be subject to an annual limitation in accordance with the Internal Revenue Code due to the Fund merger with Delaware Global Real Estate Securities Fund on Sept. 28, 2012.

The differences between book basis and tax basis components of net assets are primarily attributable to tax deferral of losses on wash sales, mark-to-market of foreign currency exchange contracts and tax treatment of passive foreign investment companies.

36

For financial reporting purposes, capital accounts are adjusted to reflect the tax character of permanent book/tax differences. Reclassifications are primarily due to tax treatment of gain (loss) on foreign currency transactions, disallowed expenses and passive foreign investment companies. Results of operations and net assets were not affected by these reclassifications. For the year ended Oct. 31, 2013, the Fund recorded the following reclassifications:

Undistributed net investment income	$1,255,922
Accumulated net realized loss	(1,255,514)
Pain-in capital	(408)

For federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. $8,133,355 was utilized in 2013. Capital loss carryforwards remaining at Oct. 31, 2013 will expire as follows: $43,164,891 expires in 2016, $50,784,384 expires in 2017 and $3,400,957 expires in 2018.

On Dec. 22, 2010 the Regulated Investment Company Modernization Act of 2010 (Act) was enacted, which changed various technical rules governing the tax treatment of regulated investment companies. The changes were generally effective for taxable years beginning after the date of enactment. Under the Act, the Fund is permitted to carry forward capital losses incurred in taxable years beginning after the date of enactment for an unlimited period. Additionally, post-enactment capital loss carryforwards will retain their character as either short-term or long-term capital losses rather than being considered all short-term as permitted under previous regulation.

37

Notes to financial statements
Delaware Global Real Estate Opportunities Fund

6. Capital Shares

Transactions in capital shares were as follows:

	Year Ended
	10/31/13	10/31/12
Shares sold:
Class A	760,881	6,568
Class C	82,306	1
Class R	2,408	1
Institutional Class	917,597	7,017,753

Shares issued upon reinvestment of dividends and distributions:
Class A	6,032	63
Class C	168	—
Class R	33	—
Institutional Class	331,969	384,662

Shares from reorganization*
Class A	—	—
Institutional Class	—	—

Shares from merger:**
Class A	—	40,910
Class C	—	4,223
Class R	—	1,177
Institutional Class	—	196,323
	2,101,394	7,651,681
Shares redeemed:
Class A	(163,649)	—
Class C	(513)	—
Class R	—	(89)
Institutional Class	(6,441,084)	(4,154,049)
	(6,605,246)	(4,154,138)
Net increase (decrease)	(4,503,852)	3,497,543

*	See Note 7.
**	See Note 8.

38

7. Fund Reorganization

Following the close of business on Sept. 28, 2012, pursuant to a Plan of Reorganization (Reorganization), the Fund received all of the assets and liabilities of The Global Real Estate Securities Portfolio, a series of the Delaware Pooled® Trust (Portfolio). The Class P and Original Class shareholders of the Portfolio received Class A shares and Institutional Class Shares of the Fund, respectively, with an aggregate net asset value equal to the aggregate net asset value of their shares in the Portfolio immediately prior to the Reorganization, shown as in the following table:

	Shares Prior to	Shares After
	Reorganization	Reorganization	Value
Class P	1,507	—	$8,962
Class A	—	1,507	8,962
Original Class	12,857,133	—	76,624,023
Institutional Class	—	12,857,133	76,624,023

The Reorganization was treated as a tax-free reorganization for federal income purposes and, accordingly, the basis of the assets of the Fund reflected the historical basis of the assets of the Portfolio as of the date of the Reorganization. For financial reporting purposes, the Portfolio’s operating history prior to the Reorganization is reflected in the Fund’s financial statements and financial highlights. The net assets, net unrealized appreciation and accumulated net realized gain of the Portfolio as of the close of business on Sept. 28, 2012, were as follows:

Net assets	$76,632,985
Accumulated net realized gain	2,513,828
Net unrealized appreciation	5,067,741

8. Fund Merger

Immediately following the Reorganization, on Sept. 28, 2012, the Fund acquired all of the assets of the Delaware Global Real Estate Securities Fund (Acquired Fund), an open-end investment company, in exchange for the shares of the Portfolio (Acquiring Fund) pursuant to a Plan and Agreement of Reorganization (Reorganization). The shareholders of the Acquired Fund received shares of the respective class of the Acquiring Fund equal to the aggregate net asset value of their share in the Acquired Fund prior to the Reorganization, shown as in the following table:

	Acquiring Fund	Acquired Fund
	Shares	Shares	Value
Class A	1,507	40,910	$243,416
Class C	—	4,223	25,156
Class R	—	1,177	7,010
Institutional Class	12,857,133	196,323	1,170,087

39

Notes to financial statements
Delaware Global Real Estate Opportunities Fund

8. Fund Merger (continued)

The Reorganization was treated as a non-taxable event and, accordingly, the Acquired Fund’s basis in securities acquired reflected historical cost basis as of the date of transfer. The net assets, net unrealized appreciation and accumulated net realized loss of the Acquired Fund as of the close of business on Sept. 28, 2012 were as follows:

Net assets	$1,445,669
Accumulated net realized loss	(1,045,838)
Net unrealized appreciation	122,701

The net assets of the Acquiring Fund before the acquisition were $76,632,985. The net assets of the Acquiring Fund immediately following the acquisition were $78,078,653. Assuming that the acquisition had been completed on Nov. 1, 2011, the beginning of the Acquiring Fund’s reporting period, the Acquiring Fund’s pro forma results of operations for the year ended Oct. 31, 2012 were as follows:

Net investment income	$973,704
Net realized gain on investments	4,012,939
Change in unrealized appreciation	4,206,645
Net increase in net assets resulting from operations	9,193,288

Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of the Acquired Fund that have been included in the Fund’s statement of operations since Oct. 1, 2012.

9. Line of Credit

The Fund, along with certain other funds in the Delaware Investments® Family of Funds (Participants), was a participant in a $125,000,000 revolving line of credit to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants were charged an annual commitment fee, which was allocated across the Participants on the basis of each Participant’s allocation of the entire facility. The Participants were permitted to borrow up to a maximum of one third of their net assets under the agreement. Each Participant was individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit under the agreement expired on Nov. 13, 2012.

On Nov. 13, 2012, the Fund, along with the other Participants, entered into an amendment to the agreement for a $125,000,000 revolving line of credit. The line of credit was used as described above and operated in substantially the same manner as the original agreement. The line of credit available under the agreement expired on Nov. 12, 2013.

40

On Nov. 12, 2013, the Fund, along with the other Participants, entered into an amendment to the agreement for a $225,000,000 revolving line of credit. The line of credit is to be used as described above and operates in substantially the same manner as the original agreement. The line of credit available under the agreement expires on Nov. 10, 2014.

The Fund had no amounts outstanding as of Oct. 31 , 2013 or at any time during the year then ended.

10. Derivatives

U.S. GAAP requires disclosures that enable investors to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.

Foreign Currency Exchange Contracts — The Fund may enter into foreign currency exchange contracts and foreign cross currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Fund may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies. The change in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts and foreign cross currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts and foreign cross currency exchange contracts limit the risk of loss due to an unfavorable change in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency change favorably. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. The Fund’s maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty. The risk is generally mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty. See the statement of operations on pages 20 and 21 for the realized and unrealized gain or loss on derivatives.

Derivatives Generally. The table below summarizes the average balance of derivative holdings by the Fund during the year ended Oct. 31, 2013:

	Long	Short
	Derivative	Derivative
	Volume	Volume
Foreign currency exchange contracts (average cost)	USD 324,700	USD 211,596

41

Notes to financial statements
Delaware Global Real Estate Opportunities Fund

11. Securities Lending

The Fund, along with other funds in the Delaware Investments® Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). At the time a security is loaned, the borrower must post collateral equal to the required percentage of the market value of the loaned security, including any accrued interest. The required percentage is: (i) 102% with respect to U.S. securities and foreign securities that are denominated and payable in U.S. dollars; and (ii) 105% with respect to foreign securities. With respect to each loan, if on any business day the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day which, together with the collateral already held, will be not less than the applicable initial collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable initial collateral requirement, upon the request of the borrower BNY Mellon must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable initial collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security may be temporarily more or less than the value of the security on loan.

Cash collateral received is generally invested in the Delaware Investments Collateral Fund No. 1 (Collective Trust) established by BNY Mellon for the purpose of investment on behalf of funds managed by DMC that participate in BNY Mellon’s securities lending program. The Collective Trust may invest in U.S. government securities and high-quality corporate debt, asset-backed and other money market securities and in repurchase agreements collateralized by such securities, provided that the Collective Trust will generally have a dollar-weighted average portfolio maturity of 60 days or less. The Fund can also accept U.S. government securities and letters of credit (non-cash collateral) in connection with securities loans. In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund or, at the discretion of the lending agent, replace the loaned securities. The Fund continues to record dividends or interest, as applicable, on the securities loaned and is subject to changes in value of the securities loaned that may occur during the term of the loan. The Fund has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Fund receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Fund, the security lending agent and the borrower. The Fund records security lending income net of allocations to the security lending agent and the borrower.

42

The Collective Trust used for the investment of cash collateral received from borrowers of securities seeks to maintain a net asset value per unit of $1.00, but there can be no assurance that it will always be able to do so. The Fund may incur investment losses as a result of investing securities lending collateral in the Collective Trust or another collateral investment pool. This could occur if an investment in a collateral investment pool defaulted or if it were necessary to liquidate assets in the collateral investment pool to meet returns on outstanding security loans at a time when the collateral investment pool’s net asset value per unit was less than $1.00. Under those circumstances, the Fund may not receive an amount from the collateral investment pool that is equal in amount to the collateral the Fund would be required to return to the borrower of the securities and the Fund would be required to make up for this shortfall.

At Oct. 31, 2013, the value of securities on loan was $21,622, for which cash collateral was received and invested in accordance with the Lending Agreement. At Oct. 31, 2013, the value of invested collateral was $22,975. These investments are presented on the schedule of investments under the caption “Securities Lending Collateral.”

12. Credit and Market Risk

Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid, and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.

The Fund concentrates its investments in the real estate industry and is subject to the risks associated with that industry. If the Fund holds real estate directly as a result of defaults or receives rental income directly from real estate holdings, its tax status as a regulated investment company may be jeopardized. The Fund is also affected by interest rate changes, particularly if the REITs it holds use floating rate debt to finance their ongoing operations. Its investments may also tend to fluctuate more in value than a portfolio that invests in a broader range of industries.

The Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund’s Board has delegated to DMC the day-to-day functions of determining whether

43

Notes to financial statements
Delaware Global Real Estate Opportunities Fund

12. Credit and Market Risk (continued)

individual securities are liquid for purposes of the Fund’s limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s 15% limit on investments in illiquid securities. As of Oct. 31, 2013, there were no Rule 144A securities. Illiquid securities have been identified on the schedule of investments.

13. Contractual Obligations

The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

14. Subsequent Events

Except as described in Note 9, management has determined that no material events or transactions occurred subsequent to Oct. 31, 2013 that would require recognition or disclosure in the Fund’s financial statements.

44

Report of independent
registered public accounting firm

To the Board of Trustees of Delaware Group® Adviser Funds
and the Shareholders of Delaware Global Real Estate Opportunities Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Delaware Global Real Estate Opportunities Fund (one of the series constituting Delaware Group Adviser Funds, hereafter referred to as the “Fund”) at October 31, 2013, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods presented after the year ended October 31, 2010, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2013 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion. The financial highlights for the year ended October 31, 2009 were audited by other independent accountants whose report dated December 22, 2009 expressed an unqualified opinion on those statements.

PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
December 19, 2013

45

Other Fund information
(Unaudited)
Delaware Global Real Estate Opportunities Fund

Tax Information

The information set forth below is for the Fund’s fiscal year as required by federal income tax laws. Shareholders, however, must report distributions on a calendar year basis for income tax purposes, which may include distributions for portions of two fiscal years of the Fund. Accordingly, the information needed by shareholders for income tax purposes will be sent to them in January of each year. Please consult your tax advisor for proper treatment of this information.

All disclosures are based on financial information available as of the date of this annual report and, accordingly are subject to change. For any and all items requiring reporting, it is the intention of the Fund to report the maximum amount permitted under the Internal Revenue Code and the regulations thereunder.

For the fiscal year ended Oct. 31, 2013, the Fund reports distributions paid during the year as follows:

(A) Ordinary Income Distributions* (Tax Basis)	100.00%
(B) Qualifying Dividends[1]	0.08%

(A) is based on a percentage of the Fund’s total distributions.
(B) is based on a percentage of the Fund’s ordinary income distributions.
1Qualifying dividends represent dividends which qualify for the corporate dividends received deduction.
*For the fiscal year ended Oct. 31, 2013, certain dividends paid by the Fund may be subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003, as extended by Tax Relief Unemployment Insurance Reauthorization and Job Creations Act of 2010, and by the American Taxpayer Relief Act of 2012. The Fund intends to report up to a maximum 0.61% to be taxed at a maximum rate of 15%. Complete information will be computed and reported in conjunction with your 2013 Form 1099-DIV.

Board consideration of Delaware Global Real Estate Opportunities Fund investment advisory agreement

At a meeting held on August 20-22, 2013 (the “Annual Meeting”), the Board of Trustees (the “Board”), including a majority of disinterested or independent Trustees, approved the renewal of the Investment Advisory Agreement for Delaware Global Real Estate Opportunities Fund (the “Fund”). In making its decision, the Board considered information furnished at regular quarterly Board meetings, including reports detailing Fund performance, investment strategies and expenses, as well as information prepared specifically in connection with the renewal of the investment advisory and sub-advisory contracts. Information furnished specifically in connection with the renewal of the Investment Advisory Agreement with Delaware Management Company (“DMC”) included materials provided by DMC and its affiliates (“Delaware Investments”) concerning, among other things, the nature, extent and quality of services provided to the Fund, the costs of such services to the Fund, economies of scale and the financial condition and profitability of Delaware Investments. In addition, in connection with the Annual Meeting, reports were provided to the Trustees in May 2013 and included reports provided by Lipper, Inc., an independent statistical compilation organization (“Lipper”). The Lipper reports compared the Fund’s investment performance and expenses with those of other comparable mutual funds.

46

The Independent Trustees reviewed and discussed the Lipper reports with independent legal counsel to the Independent Trustees. The Board requested and received information regarding DMC’s policy with respect to advisory fee levels and its breakpoint philosophy; the structure of portfolio manager compensation; the investment manager’s profitability; comparative client fee information; and any constraints or limitations on the availability of securities for certain investment styles, which had in the past year inhibited, or which were likely in the future to inhibit, DMC’s ability to invest fully in accordance with Fund policies.

In considering information relating to the approval of the Fund’s advisory agreement, the Independent Trustees received assistance and advice from and met separately with independent legal counsel to the Independent Trustees. Although the Board gave attention to all information furnished, the following discussion identifies, under separate headings, the primary factors taken into account by the Board during its contract renewal considerations.

Nature, Extent and Quality of Service. The Board considered the services provided by Delaware Investments to the Fund and its shareholders. In reviewing the nature, extent and quality of services, the Board considered reports furnished to it throughout the year, which covered matters such as the relative performance of the Fund, compliance of portfolio managers with the investment policies, strategies and restrictions for the Fund, compliance by DMC and Delaware Distributors, L.P. (together, “Management”) personnel with the Code of Ethics adopted throughout the Delaware Investments® Family of Funds complex and adherence to fair value pricing procedures as established by the Board. The Board was pleased with the current staffing of the Fund’s investment advisor and the emphasis placed on research in the investment process. The Board recognized DMC’s recent receipt of several industry distinctions. The Board gave favorable consideration to DMC’s efforts to control expenditures while maintaining service levels committed to fund matters. The Board noted that in July 2011 Management implemented measures to reduce overall costs and improve transfer agent and shareholder servicing functions through outsourcing. The Board noted the benefits provided to Fund shareholders through each shareholder’s ability to exchange an investment in one Delaware Investments fund for the same class of shares in another Delaware Investments fund without a sales charge, to reinvest Fund dividends into additional shares of the Fund or into additional shares of other Delaware Investments funds and the privilege to combine holdings in other Delaware Investments funds to obtain a reduced sales charge. The Board was satisfied with the nature, extent and quality of the overall services provided by Delaware Investments.

Investment Performance. The Board placed significant emphasis on the investment performance of the Fund in view of the importance of investment performance to shareholders. Although the Board gave appropriate consideration to performance reports and discussions with portfolio managers at Investment Committee meetings throughout the year, the Board gave particular weight to the Lipper reports furnished for the Annual Meeting. The Lipper reports prepared for the Fund showed the investment performance of its Class A shares in comparison to a group of similar funds as selected by Lipper (the “Performance Universe”). A fund with the best performance ranked first, and a fund with the poorest performance ranked last. The highest/best

47

Other Fund information
(Unaudited)
Delaware Global Real Estate Opportunities Fund

Board consideration of Delaware Global Real Estate Opportunities Fund investment advisory agreement (continued)

performing 25% of funds in the Performance Universe make up the first quartile; the next 25%, the second quartile; the next 25%, the third quartile; and the poorest/worst performing 25% of funds in the Performance Universe make up the fourth quartile. Comparative annualized performance for the Fund was shown for the past one-, three- and five-year periods ended March 31, 2013. The Board’s objective is that the Fund’s performance for the periods considered be at or above the median of its Performance Universe. The following paragraph summarizes the performance results for the Fund and the Board’s view of such performance.

The Performance Universe for the Fund consisted of the Fund and all retail and institutional global real estate funds as selected by Lipper. The Lipper report comparison showed that the Fund’s total return for the one- and three-year periods was in the first quartile of its Performance Universe. The report further showed that the Fund’s total return for the five-year period was in the second quartile of its Performance Universe. The Board was satisfied with performance.

Comparative Expenses. The Board considered expense comparison data for the Delaware Investments® Family of Funds. Management provided the Board with information on pricing levels and fee structures for the Fund as of its most recently completed fiscal year. The Board also focused on the comparative analysis of effective management fees and total expense ratios of the Fund versus effective management fees and expense ratios of a group of similar funds as selected by Lipper (the “Expense Group”). In reviewing comparative costs, the Fund’s contractual management fee and the actual management fee incurred by the Fund were compared with the contractual management fees (assuming all funds in the Expense Group were similar in size to the Fund) and actual management fees (as reported by each fund) within the Expense Group, taking into account any applicable breakpoints and fee waivers. The Fund’s total expenses were also compared with those of its Expense Group. The Lipper total expenses, for comparative consistency, were shown by Lipper for Class A shares and comparative total expenses including 12b-1 and non 12b-1 service fees. The Board considered fees paid to Delaware Investments for non-management services. The Board’s objective is to limit the Fund’s total expense ratio to be competitive with that of the Expense Group. The following paragraph summarizes the expense results for the Fund and the Board’s view of such expenses.

The expense comparisons for the Fund showed that its actual management fee was in the quartile with the second highest expenses of its Expense Group and its total expenses were in the quartile with the lowest expenses of its Expense Group. The Board was satisfied with the total expenses of the Fund in comparison to its Expense Group as shown in the Lipper report.

48

Management Profitability. The Board considered the level of profits realized by Delaware Investments in connection with the operation of the Fund. In this respect, the Board reviewed the Investment Management Profitability Analysis that addressed the overall profitability of Delaware Investments’ business in providing management and other services to each of the individual funds and the Delaware Investments® Family of Funds as a whole. Specific attention was given to the methodology followed in allocating costs for the purpose of determining profitability. Management stated that the level of profits of Delaware Investments, to a certain extent, reflects recent operational cost savings and efficiencies initiated by Delaware Investments. The Board considered Delaware Investments’ efforts to improve services provided to fund shareholders and to meet additional regulatory and compliance requirements resulting from recent industry-wide Securities and Exchange Commission initiatives. The Board also considered the extent to which Delaware Investments might derive ancillary benefits from fund operations, including the potential for procuring additional business as a result of the prestige and visibility associated with its role as service provider to the Delaware Investments Family of Funds and the benefits from allocation of fund brokerage to improve trading efficiencies. The Board found that the management fees were reasonable in light of the services rendered and the level of profitability of Delaware Investments.

Economies of Scale. The Trustees considered whether economies of scale are realized by Delaware Investments as the Fund’s assets increase and the extent to which any economies of scale are reflected in the level of management fees charged. The Trustees reviewed the standardized advisory fee pricing and structure, approved by the Board and shareholders, which includes breakpoints. Breakpoints in the advisory fee occur when the advisory fee rate is reduced on assets in excess of specified levels. Breakpoints result in a lower advisory fee than would otherwise be the case on all assets when the asset levels specified are exceeded. The Board noted that the fee under the Fund’s management contract did not fall within the standard structure. Management explained that the Fund was very similar to another existing product offered by Delaware Investments and Management wanted consistency across the fee structure. In addition, the Fund generally invests a significant portion of its assets in international (including emerging markets) securities, an asset category that requires more research and firm resources than is typically true for funds investing in domestic securities. Although the Fund has not reached a size at which it can take advantage of breakpoints, the Board recognized that the fee was structured so that when the Fund grows, economies of scale may be shared.

49

Board of trustees/directors and officers addendum
Delaware Investments® Family of Funds

A mutual fund is governed by a Board of Trustees/Directors (“Trustees”), which has oversight responsibility for the management of a fund’s business affairs. Trustees establish procedures and oversee and review the performance of the investment manager, the distributor, and others who perform services for the fund. The independent fund trustees, in particular, are advocates

Name, Address,	Position(s)	Length of
and Birth Date	Held with Fund(s)	Time Served
Interested Trustees
Patrick P. Coyne[1]	Chairman, President,	Chairman and Trustee
2005 Market Street	Chief Executive Officer,	since August 16, 2006
Philadelphia, PA 19103	and Trustee
April 1963		President and
Chief Executive Officer
since August 1, 2006

Independent Trustees
Thomas L. Bennett	Trustee	Since March 2005
2005 Market Street
Philadelphia, PA 19103
October 1947
Joseph W. Chow	Trustee	Since January 2013
2005 Market Street
Philadelphia, PA 19103
January 1953

John A. Fry	Trustee	Since January 2001
2005 Market Street
Philadelphia, PA 19103
May 1960

Anthony D. Knerr	Trustee	Since April 1990
2005 Market Street
Philadelphia, PA 19103
December 1938

1 Patrick P. Coyne is considered to be an “Interested Trustee” because he is an executive officer of the Fund’s(s’) investment advisor.

50

for shareholder interests. Each trustee has served in that capacity since he or she was elected to or appointed to the Board of Trustees, and will continue to serve until his or her retirement or the election of a new trustee in his or her place. The following is a list of the Trustees and Officers with certain background and related information.

	Number of Portfolios in
Principal Occupation(s)	Fund Complex Overseen	Other Directorships
During Past 5 Years	by Trustee or Officer	Held by Trustee or Officer

Patrick P. Coyne has served in	70	Director and Audit
various executive capacities		Committee Member
at different times at		Kaydon Corp.
Delaware Investments.[2]
		Board of Governors Member
		Investment Company
		Institute (ICI)

Private Investor	70	Director
(March 2004–Present)		Bryn Mawr Bank Corp. (BMTC)
		(2007–2011)

Executive Vice President	70	Director and Audit Committee
(Emerging Economies Strategies,		Member — Hercules
Risk and Corporate Administration)		Technology Growth
State Street Corporation		Capital, Inc.
(July 2004–March 2011)
President	70	Director — Hershey Trust
Drexel University
(August 2010–Present)		Director and Audit
		Committee Member
President		Community Health Systems
Franklin & Marshall College
(July 2002–July 2010)
Managing Director	70	None
AKA Strategy
(Strategic Consulting)
(1990–Present)

2 Delaware Investments is the marketing name for Delaware Management Holdings, Inc. and its subsidiaries, including the Fund’s(s’) investment advisor, principal underwriter, and its transfer agent.

51

Board of trustees/directors and officers addendum
Delaware Investments® Family of Funds

Name, Address,	Position(s)	Length of
and Birth Date	Held with Fund(s)	Time Served
Independent Trustees (continued)
Lucinda S. Landreth	Trustee	Since March 2005
2005 Market Street
Philadelphia, PA 19103
June 1947
Frances A. Sevilla-Sacasa	Trustee	Since September 2011
2005 Market Street
Philadelphia, PA 19103
January 1956

Thomas K. Whitford	Trustee	Since January 2013
2005 Market Street
Philadelphia, PA 19103
March 1956

52

	Number of Portfolios in
Principal Occupation(s)	Fund Complex Overseen	Other Directorships
During Past 5 Years	by Trustee or Officer	Held by Trustee or Officer

Private Investor	70	None
(2004–Present)

Chief Executive Officer —	70	Trust Manager and
Banco Itaú Europa		Audit Committee
International		Member — Camden
(April 2012–Present)		Property Trust

Executive Advisor to Dean
(August 2011–March 2012)
and Interim Dean
(January 2011–July 2011) —
University of Miami School of
Business Administration

President — U.S. Trust,
Bank of America Private
Wealth Management
(Private Banking)
(July 2007–December 2008)
Vice Chairman	70	None
(2010–April 2013)
Chief Administrative
Officer (2008–2010)
and Executive Vice
President and Chief
Administrative Officer
(2007–2009) —
PNC Financial
Services Group

53

Board of trustees/directors and officers addendum
Delaware Investments® Family of Funds

Name, Address,	Position(s)	Length of
and Birth Date	Held with Fund(s)	Time Served
Independent Trustees (continued)
Janet L. Yeomans	Trustee	Since April 1999
2005 Market Street
Philadelphia, PA 19103
July 1948

J. Richard Zecher	Trustee	Since March 2005
2005 Market Street
Philadelphia, PA 19103
July 1940

54

Number of Portfolios in
Principal Occupation(s)	Fund Complex Overseen	Other Directorships
During Past 5 Years	by Trustee or Officer	Held by Trustee or Officer

Vice President and Treasurer	70	Director, Audit
(January 2006–July 2012)		Committee Member and
Vice President — Mergers & Acquisitions		Investment Committee
(January 2003–January 2006), and		Member
Vice President and Treasurer		Okabena Company
(July 1995–January 2003)
3M Corporation		Chair — 3M
Investment Management
Company
(2005–2012)
Founder	70	Director and Compensation
Investor Analytics		Committee Member
(Risk Management)		Investor Analytics
(May 1999–Present)
Director — P/E Investments
Founder
P/E Investments
(Hedge Fund)
(September 1996–Present)

55

Board of trustees/directors and officers addendum
Delaware Investments® Family of Funds

Name, Address,	Position(s)	Length of
and Birth Date	Held with Fund(s)	Time Served
Officers
David F. Connor	Senior Vice President,	Senior Vice President,
2005 Market Street	Deputy General	Deputy General Counsel
Philadelphia, PA 19103	Counsel, and Secretary	since May 2013;
December 1963		Vice President, Deputy
General Counsel
September 2000–
May 2013; Secretary since
October 2005
Daniel V. Geatens	Vice President	Treasurer
2005 Market Street	and Treasurer	since October 2007
Philadelphia, PA 19103
October 1972
David P. O’Connor	Executive Vice President,	Executive Vice President
2005 Market Street	General Counsel	since February 2012;
Philadelphia, PA 19103	and Chief Legal Officer	Senior Vice President
February 1966		October 2005–
February 2012;
General Counsel and
Chief Legal Officer
since October 2005
Richard Salus	Senior Vice President	Chief Financial Officer
2005 Market Street	and Chief Financial Officer	since November 2006
Philadelphia, PA 19103
October 1963

The Statement of Additional Information for the Fund(s) includes additional information about the Trustees and Officers and is available, without charge, upon request by calling 800 523-1918.

56

	Number of Portfolios in
Principal Occupation(s)	Fund Complex Overseen	Other Directorships
During Past 5 Years	by Trustee or Officer	Held by Trustee or Officer

David F. Connor has served as	70	None[3]
Deputy General Counsel of
Delaware Investments
since 2000.

Daniel V. Geatens has served	70	None[3]
in various capacities at
different times at
Delaware Investments.
David P. O’Connor has served in	70	None[3]
various executive and legal
capacities at different times
at Delaware Investments.

Richard Salus has served in	70	None[3]
various executive capacities
at different times at
Delaware Investments.

3 David F. Connor, Daniel V. Geatens, David P. O’Connor, and Richard Salus serve in similar capacities for the six portfolios of the Optimum Fund Trust, which have the same investment advisor, principal underwriter, and transfer agent as the registrant.

57

About the organization

Board of trustees
Patrick P. Coyne Chairman, President, and Chief Executive Officer Delaware Investments® Family of Funds Philadelphia, PA Thomas L. Bennett Private Investor Rosemont, PA

Joseph W. Chow
Former Executive Vice
President
State Street Corporation
Brookline, MA

John A. Fry
President
Drexel University
Philadelphia, PA

Anthony D. Knerr
Founder and Managing
Director
AKA Strategy
New York, NY

Lucinda S. Landreth Former Chief Investment Officer Assurant, Inc. Philadelphia, PA Frances A. Sevilla-Sacasa Chief Executive Officer Banco Itaú Europa International Miami, FL

Thomas K. Whitford
Former Vice Chairman
PNC Financial Services Group
Pittsburgh, PA

Janet L. Yeomans
Former Vice President and
Treasurer
3M Corporation
St. Paul, MN

J. Richard Zecher
Founder
Investor Analytics
Scottsdale, AZ

Affiliated officers
David F. Connor Senior Vice President, Deputy General Counsel, and Secretary Delaware Investments Family of Funds Philadelphia, PA	Daniel V. Geatens Vice President and Treasurer Delaware Investments Family of Funds Philadelphia, PA	David P. O’Connor Executive Vice President, General Counsel, and Chief Legal Officer Delaware Investments Family of Funds Philadelphia, PA	Richard Salus Senior Vice President and Chief Financial Officer Delaware Investments Family of Funds Philadelphia, PA

This annual report is for the information of Delaware Global Real Estate Opportunities Fund shareholders, but it may be used with prospective investors when preceded or accompanied by the Delaware Investments Fund fact sheet for the most recently completed calendar quarter. These documents are available at delawareinvestments.com.

Delaware Investments is the marketing name of Delaware Management Holdings,Inc. and its subsidiaries.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q, as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities are available without charge (i) upon request, by calling 800 523-1918; and (ii) on the SEC’s website at sec.gov. In addition, a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities and the Fund’s Schedule of Investments are available without charge on the Fund’s website at delawareinvestments.com. The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C.; information on the operation of the Public Reference Room may be obtained by calling 800 SEC-0330.

Information (if any) regarding how the Fund voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Fund’s website at delawareinvestments.com; and (ii) on the SEC’s website at sec.gov.

58

Item 2. Code of Ethics

     The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. A copy of the registrant’s Code of Business Ethics has been posted on the Delaware Investments Internet Web site at www.delawareinvestments.com. Any amendments to the Code of Business Ethics, and information on any waiver from its provisions granted by the registrant, will also be posted on this Web site within five business days of such amendment or waiver and will remain on the Web site for at least 12 months.

Item 3. Audit Committee Financial Expert

     The registrant’s Board of Trustees/Directors has determined that certain members of the registrant’s Audit Committee are audit committee financial experts, as defined below. For purposes of this item, an “audit committee financial expert” is a person who has the following attributes:

     a. An understanding of generally accepted accounting principles and financial statements;

     b. The ability to assess the general application of such principles in connection with the accounting for estimates, accruals, and reserves;

     c. Experience preparing, auditing, analyzing, or evaluating financial statements that present a breadth and level of complexity of accounting issues that are generally comparable to the breadth and complexity of issues that can reasonably be expected to be raised by the registrant’s financial statements, or experience actively supervising one or more persons engaged in such activities;

     d. An understanding of internal controls and procedures for financial reporting; and

     e. An understanding of audit committee functions.

An “audit committee financial expert” shall have acquired such attributes through:

     a. Education and experience as a principal financial officer, principal accounting officer, controller, public accountant, or auditor or experience in one or more positions that involve the performance of similar functions;

     b. Experience actively supervising a principal financial officer, principal accounting officer, controller, public accountant, auditor, or person performing similar functions;

     c. Experience overseeing or assessing the performance of companies or public accountants with respect to the preparation, auditing, or evaluation of financial statements; or

     d. Other relevant experience.

     The registrant’s Board of Trustees/Directors has also determined that each member of the registrant’s Audit Committee is independent. In order to be “independent” for purposes of this item, the Audit Committee member may not: (i) other than in his or her capacity as a member of the Board of Trustees/Directors or any committee thereof, accept directly or indirectly any consulting, advisory or other compensatory fee from the issuer; or (ii) be an “interested person” of the registrant as defined in Section 2(a)(19) of the Investment Company Act of 1940.

     The names of the audit committee financial experts on the registrant’s Audit Committee are set forth below:

     Thomas L. Bennett1
     Joseph W. Chow
     John A. Fry
     Frances A. Sevilla-Sacasa
     Janet L. Yeomans

Item 4. Principal Accountant Fees and Services

     (a) Audit fees.

     The aggregate fees billed for services provided to the registrant by its independent auditors for the audit of the registrant’s annual financial statements and for services normally provided by the independent auditors in connection with statutory and regulatory filings or engagements were $117,640 for the fiscal year ended October 31, 2013.
_______________________

1 The instructions to Form N-CSR require disclosure on the relevant experience of persons who qualify as audit committee financial experts based on “other relevant experience.” The Board of Trustees/Directors has determined that Mr. Bennett qualifies as an audit committee financial expert by virtue of: his education and Chartered Financial Analyst designation; his experience as a credit analyst, portfolio manager and the manager of other credit analysts and portfolio managers; and his prior service on the audit committees of public companies.

     The aggregate fees billed for services provided to the registrant by its independent auditors for the audit of the registrant’s annual financial statements and for services normally provided by the independent auditors in connection with statutory and regulatory filings or engagements were $333,940 for the fiscal year ended October 31, 2012.

     (b) Audit-related fees.

     The aggregate fees billed by the registrant’s independent auditors for services relating to the performance of the audit of the registrant’s financial statements and not reported under paragraph (a) of this Item were $0 for the fiscal year ended October 31, 2013.

     The aggregate fees billed by the registrant’s independent auditors for services relating to the performance of the audit of the financial statements of the registrant’s investment adviser and other service providers under common control with the adviser and that relate directly to the operations or financial reporting of the registrant were $618,000 for the registrant’s fiscal year ended October 31, 2013. The percentage of these fees relating to services approved by the registrant’s Audit Committee pursuant to the de minimis exception from the pre-approval requirement in Rule 2-01(c)(7)(i)(C) of Regulation S-X was 0%. These audit-related services were as follows: Year end audit procedures; group reporting and subsidiary statutory audits.

     The aggregate fees billed by the registrant’s independent auditors for services relating to the performance of the audit of the registrant’s financial statements and not reported under paragraph (a) of this Item were $0 for the fiscal year ended October 31, 2012.

     The aggregate fees billed by the registrant’s independent auditors for services relating to the performance of the audit of the financial statements of the registrant’s investment adviser and other service providers under common control with the adviser and that relate directly to the operations or financial reporting of the registrant were $685,000 for the registrant’s fiscal year ended October 31, 2012. The percentage of these fees relating to services approved by the registrant’s Audit Committee pursuant to the de minimis exception from the pre-approval requirement in Rule 2-01(c)(7)(i)(C) of Regulation S-X was 0%. These audit-related services were as follows: year end audit procedures; reporting up and subsidiary statutory audits.

     (c) Tax fees.

     The aggregate fees billed by the registrant’s independent auditors for tax-related services provided to the registrant were $21,650 for the fiscal year ended October 31, 2013. The percentage of these fees relating to services approved by the registrant’s Audit Committee pursuant to the de minimis exception from the pre-approval requirement in Rule 2-01(c)(7)(i)(C) of Regulation S-X was 0%. These tax-related services were as follows: Review of income tax returns and review of annual excise distribution calculations.

     The aggregate fees billed by the registrant’s independent auditors for tax-related services provided to the registrant’s investment adviser and other service providers under common control with the adviser and that relate directly to the operations or financial reporting of the registrant were $0 for the registrant’s fiscal year ended October 31, 2013. The percentage of these fees relating to services approved by the registrant’s Audit Committee pursuant to the de minimis exception from the pre-approval requirement in Rule 2-01(c)(7)(i)(C) of Regulation S-X was 0%.

     The aggregate fees billed by the registrant’s independent auditors for tax-related services provided to the registrant were $69,550 for the fiscal year ended October 31, 2012. The percentage of these fees relating to services approved by the registrant’s Audit Committee pursuant to the de minimis exception from the pre-approval requirement in Rule 2-01(c)(7)(i)(C) of Regulation S-X was 0%. These tax-related services were as follows: review of income tax returns and review of annual excise distribution calculations.

     The aggregate fees billed by the registrant’s independent auditors for tax-related services provided to the registrant’s investment adviser and other service providers under common control with the adviser and that relate directly to the operations or financial reporting of the registrant were $0 for the registrant’s fiscal year ended October 31, 2012.

     (d) All other fees.

     The aggregate fees billed for all services provided by the independent auditors to the registrant other than those set forth in paragraphs (a), (b) and (c) of this Item were $0 for the fiscal year ended October 31, 2013.

     The aggregate fees billed for all services other than those set forth in paragraphs (b) and (c) of this Item provided by the registrant’s independent auditors to the registrant’s adviser and other service providers under common control with the adviser and that relate directly to the operations or financial reporting of the registrant were $0 for the registrant’s fiscal year ended October 31, 2013. The percentage of these fees relating to services approved by the registrant’s Audit Committee pursuant to the de minimis exception from the pre-approval requirement in Rule 2-01(c)(7)(i)(C) of Regulation S-X was 0%.

     The aggregate fees billed for all services provided by the independent auditors to the registrant other than those set forth in paragraphs (a), (b) and (c) of this Item were $0 for the fiscal year ended October 31, 2012.

     The aggregate fees billed for all services other than those set forth in paragraphs (b) and (c) of this Item provided by the registrant’s independent auditors to the registrant’s adviser and other service providers under common control with the adviser and that relate directly to the operations or financial reporting of the registrant were $0 for the registrant’s fiscal year ended October 31, 2012. The percentage of these fees relating to services approved by the registrant’s Audit Committee pursuant to the de minimis exception from the pre-approval requirement in Rule 2-01(c)(7)(i)(C) of Regulation S-X was 0%.

     (e) The registrant’s Audit Committee has established pre-approval policies and procedures as permitted by Rule 2-01(c)(7)(i)(B) of Regulation S-X (the “Pre-Approval Policy”) with respect to services provided by the registrant’s independent auditors. Pursuant to the Pre-Approval Policy, the Audit Committee has pre-approved the services set forth in the table below with respect to the registrant up to the specified fee limits. Certain fee limits are based on aggregate fees to the registrant and other registrants within the Delaware Investments Family of Funds.

Service	Range of Fees
Audit Services
Statutory audits or financial audits for new Funds	up to $25,000 per Fund
Services associated with SEC registration statements (e.g., Form N-1A, Form N-14, etc.), periodic reports and other documents filed with the SEC or other documents issued in connection with securities offerings (e.g., comfort letters for closed-end Fund offerings, consents), and assistance in responding to SEC comment letters	up to $10,000 per Fund
Consultations by Fund management as to the accounting or disclosure treatment of transactions or events and/or the actual or potential impact of final or proposed rules, standards or interpretations by the SEC, FASB, or other regulatory or standard-setting bodies (Note: Under SEC rules, some consultations may be considered “audit-related services” rather than “audit services”)	up to $25,000 in the aggregate
Audit-Related Services
Consultations by Fund management as to the accounting or disclosure treatment of transactions or events and/or the actual or potential impact of final or proposed rules, standards or interpretations by the SEC, FASB, or other regulatory or standard-setting bodies (Note: Under SEC rules, some consultations may be considered “audit services” rather than “audit-related services”)	up to $25,000 in the aggregate
Tax Services
U.S. federal, state and local and international tax planning and advice (e.g., consulting on statutory, regulatory or administrative developments, evaluation of Funds’ tax compliance function, etc.)	up to $25,000 in the aggregate
U.S. federal, state and local tax compliance (e.g., excise distribution reviews, etc.)	up to $5,000 per Fund
Review of federal, state, local and international income, franchise and other tax returns	up to $5,000 per Fund

     Under the Pre-Approval Policy, the Audit Committee has also pre-approved the services set forth in the table below with respect to the registrant’s investment adviser and other entities controlling, controlled by or under common control with the investment adviser that provide ongoing services to the registrant (the “Control Affiliates”) up to the specified fee limit. This fee limit is based on aggregate fees to the investment adviser and its Control Affiliates.

Service	Range of Fees
Non-Audit Services
Services associated with periodic reports and other documents filed with the SEC and assistance in responding to SEC comment letters	up to $10,000 in the aggregate

     The Pre-Approval Policy requires the registrant’s independent auditors to report to the Audit Committee at each of its regular meetings regarding all services initiated since the last such report was rendered, including those services authorized by the Pre-Approval Policy.

     (f) Not applicable.

     (g) The aggregate non-audit fees billed by the registrant’s independent auditors for services rendered to the registrant and to its investment adviser and other service providers under common control with the adviser were $ 7,732,970 and $10,867,923 for the registrant’s fiscal years ended October 31, 2013 and October 31, 2012, respectively.

     (h) In connection with its selection of the independent auditors, the registrant’s Audit Committee has considered the independent auditors’ provision of non-audit services to the registrant’s investment adviser and other service providers under common control with the adviser that were not required to be pre-approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X. The Audit Committee has determined that the independent auditors’ provision of these services is compatible with maintaining the auditors’ independence.

Item 5. Audit Committee of Listed Registrants

     Not applicable.

Item 6. Investments

     (a) Included as part of report to shareholders filed under Item 1 of this Form N-CSR.

     (b) Divestment of securities in accordance with Section 13(c) of the Investment Company Act of 1940.

     Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

     Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

     Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

     Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

     Not applicable.

Item 11. Controls and Procedures

     The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

     There were no significant changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by the report to stockholders included herein (i.e., the registrant’s fourth fiscal quarter) that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a) (1) Code of Ethics

     Not applicable.

(2) Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Rule 30a-2 under the Investment Company Act of 1940 are attached hereto as Exhibit 99.CERT.

     (3) Written solicitations to purchase securities pursuant to Rule 23c-1 under the Securities Exchange Act of 1934.

     Not applicable.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are furnished herewith as Exhibit 99.906CERT.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf, by the undersigned, thereunto duly authorized.

Name of Registrant: DELAWARE GROUP® ADVISER FUNDS

/s/ PATRICK P. COYNE
By:	Patrick P. Coyne
Title:	Chief Executive Officer
Date:	January 7, 2014

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ PATRICK P. COYNE
By:	Patrick P. Coyne
Title:	Chief Executive Officer
Date:	January 7, 2014

/s/ RICHARD SALUS
By:	Richard Salus
Title:	Chief Financial Officer
Date:	January 7, 2014